UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21977

PowerShares Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road Wheaton, IL			60187
(Address of principal executive offices)			(Zip code)

Andrew Schlossberg President 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2009

Item 1. Reports to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2009 Annual Report to Shareholders

October 31, 2009

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Dynamic Developed International Opportunities Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares FTSE RAFI Europe Portfolio

PowerShares FTSE RAFI Japan Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Biotech Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Coal Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Nuclear Energy Portfolio

PowerShares Global Progressive Transportation Portfolio

PowerShares Global Steel Portfolio

PowerShares Global Water Portfolio

PowerShares Global Wind Energy Portfolio

PowerShares MENA Frontier Countries Portfolio

The Market Environment	3

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	46

Fees and Expenses	48

Schedules of Investments

PowerShares DWA Developed Markets Technical Leaders Portfolio	51

PowerShares DWA Emerging Markets Technical Leaders Portfolio	53

PowerShares Dynamic Developed International Opportunities Portfolio	55

PowerShares Emerging Markets Infrastructure Portfolio	59

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	61

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	63

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	75

PowerShares FTSE RAFI Emerging Markets Portfolio	91

PowerShares FTSE RAFI Europe Portfolio	94

PowerShares FTSE RAFI Japan Portfolio	101

PowerShares Global Agriculture Portfolio	103

PowerShares Global Biotech Portfolio	104

PowerShares Global Clean Energy Portfolio	105

PowerShares Global Coal Portfolio	107

PowerShares Global Gold and Precious Metals Portfolio	108

PowerShares Global Nuclear Energy Portfolio	109

PowerShares Global Progressive Transportation Portfolio	110

PowerShares Global Steel Portfolio	111

PowerShares Global Water Portfolio	113

PowerShares Global Wind Energy Portfolio	114

PowerShares MENA Frontier Countries Portfolio	115

Statements of Assets and Liabilities	116

Statements of Operations	120

Statements of Changes in Net Assets	124

Financial Highlights	132

Notes to Financial Statements	143

Report of Independent Registered Public Accounting Firm	162

Supplemental Information	163

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The Market Environment

For the year ended October 31, 2009, the global economic situation saw signs of recovery. Global markets continued their decline during the last two months of 2008, but experienced a significant rally after the equity markets bottomed in the early months of 2009. International markets saw a steep rebound, while the U.S. markets experienced a milder upswing. Volatility returned closer to its historic average during the year. Emerging markets had the strongest recovery with the benchmark MSCI Emerging Markets Index returning 64.13%. Developed international markets also posted strong returns with the benchmark MSCI EAFE Index returning 27.71%. The U.S. markets had the lowest equity returns over the reporting period with the S&P 500® Index returning 9.80%. Fixed income markets trended higher over the year with the Barclays Aggregate Bond Index returning 13.79%.

Manager's Analysis

PowerShares DWA Developed Markets Technical Leaders Portfolio (ticker: PIZ)

The PowerShares DWA Developed Markets Technical Leaders Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of the Dorsey Wright Developed Markets Technical Leaders Index (the "Index"). The Index includes equity securities of issuers from countries deemed to have developed economics, selected by the Index provider, and is designed to identify companies that demonstrate powerful relative strength characteristics. The Index may include companies domiciled in developed markets including, but not limited to Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom, listed on a U.S. stock exchange. The Index is reconstituted and rebalanced quarterly.

During the year ended October 31, 2009, the Fund returned 32.14%. The positive performance of the Fund can be attributed to being heavily weighted in mid-cap securities, specifically Teck Resources Ltd., and to excellent stock selection in strong performing small-cap stocks, specifically Barratt Developments PLC, Taylor Wimpey PLC, Challenger Financial Services Group Ltd. and Petroleum Geo-Services ASA. Of particular note, the following countries contributed heavily to the positive return: Canada, Australia and Hong Kong. In combination, the global economic rebound and potential opportunity associated with global companies, which possess high relative strength in developed countries, contributed to the positive returns in the Fund.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Financials	25.1
Materials	21.7
Industrials	16.7
Consumer Discretionary	13.7
Energy	8.6
Information Technology	5.8
Consumer Staples	3.6
Health Care	2.6
Telecommunication Services	1.0
Utilities	0.7
Money Market Fund	0.1
Other	0.4

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2009

Mid-Cap Value	30.1
Large-Cap Growth	20.1
Mid-Cap Growth	18.3
Large-Cap Value	16.0
Small-Cap Value	13.7
Small-Cap Growth	1.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
Genting Singapore PLC	2.6
Lee & Man Paper Manufacturing Ltd.	2.5
Teck Resources Ltd. Class B	2.4
Barclays PLC	1.9
Infineon Technologies AG	1.8
Kazakhmys PLC	1.7
Tencent Holdings Ltd.	1.6
Ivanhoe Mines Ltd.	1.6
Fairfax Financial Holdings Ltd.	1.5
Barratt Developments PLC	1.5
Total	19.1

Manager's Analysis (Continued)

PowerShares DWA Developed Markets Technical Leaders Portfolio (ticker: PIZ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
Dorsey Wright Developed Markets Technical Leaders Index	35.64	-15.99	-27.47
MSCI EAFE® Index	27.71	-16.33	-27.89
MSCI EAFE® Growth Index	23.56	-16.99	-28.91
Fund
NAV	32.14	-17.08	-29.20
Share Price Return	33.97	-18.25	-31.04

Fund Inception: December 28, 2007

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.80% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE® Index and MSCI EAFE® Growth Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 961 and 589 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares DWA Emerging Markets Technical Leaders Portfolio (ticker: PIE)

The PowerShares DWA Emerging Markets Technical Leaders Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of the Dorsey Wright Emerging Markets Technical Leaders Index (the "Index"). This Index includes approximately 100 companies that possess powerful relative strength characteristics and are domiciled in emerging market countries including, but not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The Index excludes those companies listed on a U.S. stock exchange. The Index is reconstituted and rebalanced quarterly.

During the year ended October 31, 2009, the Fund returned 43.94%. The positive performance of the Fund can be attributed to being heavily weighted in large-cap securities in China and Brazil, as well as Indonesia. Of particular note, the following strong performing stocks contributed heavily to the positive return: Jiangxi Copper Co. Ltd., China National Building Material Co. Ltd., Vivo Participacoes S/A (ADS), United Tractors and Shanda Interactive Entertainment Ltd. (ADS). In combination, the global economic rebound and potential opportunity associated with global companies, which possess high relative strength in emerging countries, contributed to the positive return in the Fund.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Materials	24.5
Financials	18.1
Industrials	12.5
Consumer Staples	10.6
Consumer Discretionary	9.9
Energy	9.1
Telecommunication Services	5.5
Information Technology	5.4
Utilities	2.9
Health Care	1.8
Money Market Fund	0.1
Other	(0.4)

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2009

Mid-Cap Value	31.0
Mid-Cap Growth	19.6
Large-Cap Growth	19.0
Large-Cap Value	12.3
Small-Cap Value	10.8
Small-Cap Growth	7.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
Nine Dragons Paper Holdings Ltd.	3.6
Vivo Participacoes SA	3.2
Jiangxi Copper Co. Ltd., H-Shares	2.4
Shimao Property Holdings Ltd.	2.3
Ultrapar Participacoes SA	2.2
NetEase.com, Inc.	2.1
Seoul Semiconductor Co. Ltd.	1.8
Hengan International Group Co. Ltd.	1.7
Dongfang Electric Corp. Ltd., H-Shares	1.6
Mechel	1.5
Total	22.4

Manager's Analysis (Continued)

PowerShares DWA Emerging Markets Technical Leaders Portfolio (ticker: PIE)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
Dorsey Wright Emerging Markets Technical Leaders Index	53.05	-21.82	-36.48
MSCI Emerging Markets IndexSM	64.13	-13.38	-23.16
MSCI Emerging Markets Growth Index	59.70	-16.85	-28.69
Fund
NAV	43.94	-28.90	-46.69
Share Price Return	39.36	-29.56	-47.58

Fund Inception: December 28, 2007

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.90% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Emerging Markets IndexSM and MSCI Emerging Market Growth Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 754 and 90 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares Dynamic Developed International Opportunities Portfolio (ticker: PFA)

The PowerShares Dynamic Developed International Opportunities Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of the QSG (Quantitative Services Group, LLC) Developed International Opportunities Index (the "Index"). The Index is comprised of global equity securities selected principally on the basis of their potential for capital appreciation. The Index is constructed pursuant to QSG proprietary methodology, which evaluates, ranks and sorts global securities using a proprietary multifactor model that is based on numerous measures of expected outperformance. The Index is rebalanced monthly and reconstituted annually.

During the year ended October 31, 2009, the Fund returned 39.69%. The Fund outperformed the comparative index, the MSCI EAFE Index, which returned 27.71%. The positive performance was primarily the result of large exposure in the strong performing financials and industrials sectors. The Fund's performance was also helped by a large weighting in the United Kingdom.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Financials	24.8
Industrials	22.6
Consumer Discretionary	13.8
Materials	9.9
Energy	8.9
Consumer Staples	4.9
Information Technology	4.5
Telecommunication Services	4.0
Utilities	3.2
Health Care	2.8
Money Market Fund	0.1
Other	0.5

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2009

Mid-Cap Value	26.7
Large-Cap Value	24.6
Small-Cap Value	17.2
Mid-Cap Growth	15.0
Large-Cap Growth	9.4
Small-Cap Growth	7.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
International Personal Finance	0.6
CNPC Hong Kong Ltd.	0.5
Petrominerales Ltd.	0.5
Dongfeng Motor Group Co. Ltd., H-Shares	0.5
Telenor ASA	0.5
Saab AB Class B	0.5
Halfords Group PLC	0.5
KappAhl Holding AB	0.5
China Agri-Industries Holdings Ltd.	0.5
CNOOC Ltd.	0.5
Total	5.1

Manager's Analysis (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio (ticker: PFA)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
QSG Developed International Opportunities Index	43.50	-14.62	-31.39
MSCI EAFE® Index	27.71	-12.47	-27.52
S&P 500® Index	9.80	-12.95	-28.48
Fund
NAV	39.69	-16.38	-34.71
Share Price Return	38.34	-17.39	-36.58

Fund Inception: June 13, 2007

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE® Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 961 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares Emerging Markets Infrastructure Portfolio (ticker: PXR)

The PowerShares Emerging Markets Infrastructure Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of the S-Network Emerging Infrastructure Builders IndexSM (the "Index"). The Index is designed to measure the overall performance of securities of companies involved in certain industries related to infrastructure construction and development in emerging market countries. Such industries include, but are not limited to, construction and engineering, construction machinery, construction materials, diversified metals and mining, heavy electrical equipment, industrial machinery and steel.

During the year ended October 31, 2009, the Fund returned 98.46%. The significantly positive performance of the Fund can be attributed to heavy exposure in China, Indonesia and Brazil. Of particular note, the strong performers included: Jiangxi Copper Co. Ltd., China National Building Material Co. Ltd., Vale S.A. (ADS), Indocement Tunggal Prakarsa, United Tractors and Mechel OAO (ADS). In combination, the global economic rebound and potential opportunity associated with global emerging markets infrastructure contributed to the positive return in the Fund.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Industrials	47.6
Materials	47.0
Utilities	2.5
Other	2.9

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2009

Mid-Cap Value	26.4
Large-Cap Value	26.4
Large-Cap Growth	20.3
Mid-Cap Growth	18.5
Small-Cap Growth	8.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
Vale SA	6.8
ABB Ltd.	3.9
Mechel	3.2
Caterpillar, Inc.	3.0
Weg SA	2.6
Lafarge Malayan Cement Bhd	2.4
China National Building Material Co. Ltd., H-Shares	2.4
Cia Siderurgica Nacional SA	2.4
Vinci SA	2.4
United Tractors Tbk PT	2.3
Total	31.4

Manager's Analysis (Continued)

PowerShares Emerging Markets Infrastructure Portfolio (ticker: PXR)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
S-Network Emerging Infrastructure Builders IndexSM	106.64	88.96	93.97
MSCI Emerging Markets IndexSM	64.13	64.13	64.13
MSCI EAFE® Index	27.71	27.71	27.71
Fund
NAV	98.46	79.13	83.48
Share Price Return	99.35	61.30	64.50

Fund Inception: October 16, 2008

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Emerging Markets IndexSM and MSCI EAFE® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 754 and 961 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (ticker: PAF)

The PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of the FTSE RAFI Developed Asia Pacific ex-Japan Index (the "Index"). The Index is designed to track the performance of the largest equities of companies domiciled in the Asia Pacific region (excluding Japan), with the largest fundamental value selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. The fundamentally weighted portfolio is rebalanced and reconstituted annually.

During the year ended October 31, 2009, the Fund returned 63.18%. The Fund underperformed the comparative index, the MSCI Pacific Free ex-Japan Index, which returned 65.10%. The positive performance in the Fund was due in large part to large weightings in Australia and Hong Kong. The Fund's performance was also helped greatly by a large weighting in the strong performing financials sector. Of particular note, the strong performers that contributed to the Fund's positive performance included: BHP Billiton Ltd., Macquarie Infrastructure Group, and Westpac Banking Corp.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Financials	45.0
Materials	14.5
Industrials	14.3
Utilities	7.3
Consumer Discretionary	6.6
Telecommunication Services	4.3
Consumer Staples	4.2
Energy	2.2
Information Technology	0.8
Money Market Fund	0.6
Health Care	0.2
Other	0.0

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2009

Large-Cap Value	47.9
Large-Cap Growth	17.5
Mid-Cap Value	12.6
Mid-Cap Growth	11.5
Small-Cap Value	10.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
BHP Billiton Ltd.	5.3
National Australia Bank Ltd.	5.2
Commonwealth Bank of Australia	4.7
FKP Property Group	4.5
Australia and New Zealand Banking Group Ltd.	3.9
Westpac Banking Corp.	3.2
Rio Tinto Ltd.	3.0
Macquarie Media Group Ltd.	3.0
Transurban Group	2.6
Macquarie Group Ltd.	2.0
Total	37.4

Manager's Analysis (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (ticker: PAF)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
FTSE RAFI Developed Asia Pacific ex-Japan Index	67.61	0.51	1.20
MSCI Pacific Free ex-Japan Index	65.10	-4.00	-9.09
MSCI EAFE® Index	27.71	-12.93	-27.61
Fund
NAV	63.18	-0.89	-2.07
Share Price Return	62.64	-0.95	-2.21

Fund Inception: June 25, 2007

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.80% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Pacific Free ex-Japan Index and MSCI EAFE® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 146 and 961 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (ticker: PXF)

The PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of the FTSE RAFI Developed ex U.S. Index (the "Index"). The Index is designed to track the performance of the largest developed markets (excluding the U.S.), with the largest fundamental value selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. The fundamentally weighted portfolio is rebalanced and reconstituted annually.

During the year ended October 31, 2009, the Fund returned 37.40%. This return outperformed the comparative index, the MSCI EAFE® Index, which returned 27.71%. The positive performance was driven by strong performance across the European countries as well as in Australia. The Fund returns also received a strong boost from large weightings in the strong performing materials, consumer discretionary, and industrials sectors.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Financials	39.9
Consumer Discretionary	11.8
Industrials	10.0
Materials	9.6
Energy	7.5
Consumer Staples	5.4
Telecommunication Services	4.9
Utilities	4.4
Information Technology	3.4
Health Care	3.0
Money Market Fund	0.0
Other	0.1

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2009

Large-Cap Value	51.9
Large-Cap Growth	22.6
Mid-Cap Value	12.9
Mid-Cap Growth	7.1
Small-Cap Value	4.7
Small-Cap Growth	0.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
ING Groep NV CVA	2.4
HSBC Holdings PLC	2.0
Barclays PLC	2.0
BP PLC	1.5
UniCredit SpA	1.2
Daimler AG	1.2
Banco Santander SA	1.2
AXA SA	1.2
Deutsche Bank AG	1.1
Royal Dutch Shell PLC Class A	1.1
Total	14.9

Manager's Analysis (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (ticker: PXF)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
FTSE RAFI Developed ex U.S. Index	40.09	-8.69	-19.25
MSCI EAFE® Index	27.71	-12.93	-27.61
S&P 500® Index	9.80	-12.75	-27.27
Fund
NAV	37.40	-9.80	-21.53
Share Price Return	33.43	-10.18	-22.31

Fund Inception: June 25, 2007

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE® Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 961 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (ticker: PDN)

The PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of the FTSE RAFI Developed ex U.S. Mid-Small 1500 Index (the "Index"). The Index is designed to track the performance of equities of small- and mid- capitalization companies domiciled in developed markets (excluding the U.S.), with the largest fundamental value selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The fundamentals weighted portfolio is rebalanced and reconstituted annually.

During the year ended October 31, 2009, the Fund returned 56.70%. The Fund outperformed the comparative index, the MSCI EAFE Small Index, which returned 48.74%. The positive performance in the Fund was driven by large weightings in strong performing countries, including United Kingdom, Australia, and Japan countries. The performance of the Fund was also helped by good stock selection in the following four sectors: industrials, financials, consumer discretionary, and materials.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Industrials	23.6
Financials	21.6
Consumer Discretionary	18.9
Materials	11.6
Consumer Staples	7.4
Information Technology	7.3
Energy	4.3
Health Care	3.3
Utilities	1.2
Telecommunication Services	0.7
Other	0.1

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2009

Small-Cap Value	30.8
Mid-Cap Growth	24.9
Mid-Cap Value	24.0
Small-Cap Growth	16.7
Large-Cap Growth	2.8
Large-Cap Value	0.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
Pacific Brands Ltd.	0.9
Lundin Mining Corp.	0.8
ING Industrial Fund	0.7
Trelleborg AB Class B	0.7
Macquarie CountryWide Trust	0.6
Boart Longyear Group	0.4
Eniro AB	0.4
Intermediate Capital Group PLC	0.4
SIG PLC	0.4
Atrium European Real Estate Ltd.	0.4
Total	5.7

Manager's Analysis (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (ticker: PDN)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
FTSE RAFI Developed ex US Mid-Small 1500 Index	61.42	-5.97	-12.08
MSCI EAFE Small Index	48.74	-13.76	-26.55
MSCI EAFE® Index	27.71	-15.25	-29.15
Fund
NAV	56.70	-7.24	-14.55
Share Price Return	50.21	-8.19	-16.37

Fund Inception: September 27, 2007

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Small Index and MSCI EAFE® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 2251 and 961 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares FTSE RAFI Emerging Markets Portfolio (ticker: PXH)

The PowerShares FTSE RAFI Emerging Markets Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of the FTSE RAFI Emerging Index (the "Index"). The Index is designed to track the performance of the emerging market securities with the highest fundamental value, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The fundamentals weighted portfolio is rebalanced and reconstituted annually.

During the year ended October 31, 2009, the Fund returned 56.48%. The Fund underperformed the comparative index, the MSCI Emerging Markets IndexSM, which returned 64.13%. The Fund was helped by large allocations to China and South Korea. The Fund's performance was also positively impacted by large weightings in financials, energy, and materials. Specific stocks that were strong performers include POSCO, Shinhan Financial Group Co. Ltd. and Taiwan Semiconductor Manufacturing Co. Ltd.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Financials	23.0
Energy	21.4
Materials	17.5
Information Technology	12.6
Telecommunication Services	10.5
Industrials	5.0
Utilities	5.0
Consumer Discretionary	2.9
Consumer Staples	1.9
Other	0.2

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2009

Large-Cap Value	58.4
Large-Cap Growth	31.3
Mid-Cap Value	6.9
Mid-Cap Growth	2.8
Small-Cap Value	0.5
Small-Cap Growth	0.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
POSCO	7.6
Shinhan Financial Group Co. Ltd.	6.4
PetroChina Co. Ltd., H-Shares	5.8
Korea Electric Power Corp.	3.5
Taiwan Semiconductor Manufacturing Co. Ltd.	3.5
China Petroleum & Chemical Corp. (Sinopec), H-Shares	2.7
Gazprom OAO	2.3
Bank of China Ltd., H-Shares	2.1
Itau Unibanco Holding SA	2.0
LG Display Co. Ltd.	2.0
Total	37.9

Manager's Analysis (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio (ticker: PXH)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
FTSE RAFI Emerging Index	68.74	-5.27	-10.72
MSCI Emerging Markets IndexSM	64.13	-10.36	-20.37
MSCI EAFE® Index	27.71	-15.25	-29.15
Fund
NAV	56.48	-8.35	-16.69
Share Price Return	55.41	-9.37	-18.61

Fund Inception: September 27, 2007

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.85% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Emerging Markets IndexSM and MSCI EAFE® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 754 and 961 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares FTSE RAFI Europe Portfolio (ticker: PEF)

The PowerShares FTSE RAFI Europe Portfolio (the "Fund) seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of the FTSE RAFI Europe Index (the "Index"). The Index is designed to track the performance of the largest European companies with the largest fundamental value, selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. The fundamentally weighted portfolio is rebalanced and reconstituted annually.

During the year ended October 31, 2009, the Fund returned 38.83%. The comparative index, MSCI Europe IndexSM, returned 27.48%. The Fund's positive performance was driven by a large weighting in the strong performing financials sector. The positive performance was also significantly driven by large weightings in the United Kingdom, Germany, and France.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Financials	42.7
Consumer Discretionary	10.7
Materials	8.8
Energy	8.4
Industrials	8.1
Consumer Staples	6.0
Telecommunication Services	5.4
Utilities	4.2
Health Care	3.6
Information Technology	2.0
Money Market Fund	0.0
Other	0.1

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2009

Large-Cap Value	53.4
Large-Cap Growth	20.9
Mid-Cap Value	13.5
Mid-Cap Growth	6.4
Small-Cap Value	4.8
Small-Cap Growth	1.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
ING Groep NV CVA	3.4
HSBC Holdings PLC	2.8
Barclays PLC	2.8
BP PLC	2.1
UniCredit SpA	1.7
Daimler AG	1.7
Banco Santander SA	1.6
AXA SA	1.6
Deutsche Bank AG	1.5
Royal Dutch Shell PLC Class A	1.5
Total	20.7

Manager's Analysis (Continued)

PowerShares FTSE RAFI Europe Portfolio (ticker: PEF)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
FTSE RAFI Europe Index	41.19	-10.59	-23.13
MSCI Europe IndexSM	27.48	-13.90	-29.48
MSCI EAFE® Index	27.71	-12.93	-27.61
Fund
NAV	38.83	-11.31	-24.58
Share Price Return	36.58	-11.14	-24.24

Fund Inception: June 25, 2007

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Europe IndexSM and MSCI EAFE® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 467 and 961 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares FTSE RAFI Japan Portfolio (ticker: PJO)

The PowerShares FTSE RAFI Japan Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of the FTSE RAFI Japan Index (the "Index"). The Index is designed to track the performance of the largest Japanese equities, selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. The fundamentally weighted portfolio is rebalanced and reconstituted annually.

During the year ended October 31, 2009, the Fund returned 10.26%. The Fund slightly underperformed the comparative index, the MSCI Japan Index, which returned 13.76%. The positive performance was driven by large allocations within the consumer discretionary, industrials, and information technology sectors. Specific companies contributing most to the Fund's performance include strong performers Nissan Motor Co. Ltd., Toshiba Corp. and Sony Corp.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Consumer Discretionary	24.4
Industrials	19.7
Financials	18.6
Information Technology	13.1
Materials	8.7
Utilities	4.2
Consumer Staples	3.2
Telecommunication Services	3.1
Health Care	2.5
Energy	1.9
Money Market Fund	0.1
Other	0.5

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2009

Large-Cap Value	44.7
Large-Cap Growth	35.7
Mid-Cap Value	11.7
Mid-Cap Growth	7.4
Small-Cap Growth	0.3
Small-Cap Value	0.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
Toyota Motor Corp.	5.7
Mitsubishi UFJ Financial Group, Inc.	2.9
Nissan Motor Co. Ltd.	2.8
Canon, Inc.	2.7
Sony Corp.	2.7
Panasonic Corp.	2.5
Honda Motor Co. Ltd.	2.4
Toshiba Corp.	2.4
Sumitomo Mitsui Financial Group, Inc.	2.2
Mitsubishi Electric Corp.	2.0
Total	28.3

Manager's Analysis (Continued)

PowerShares FTSE RAFI Japan Portfolio (ticker: PJO)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
FTSE RAFI Japan Index	17.32	-10.54	-23.04
MSCI Japan Index	13.76	-14.06	-29.78
MSCI EAFE® Index	27.71	-12.93	-27.61
Fund
NAV	10.26	-12.09	-26.13
Share Price Return	10.73	-11.96	-25.87

Fund Inception: June 25, 2007

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Japan Index and MSCI EAFE® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 348 and 961 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares Global Agriculture Portfolio (ticker: PAGG)

The PowerShares Global Agriculture Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of the NASDAQ OMX Global Agriculture IndexSM (the "Index"). The Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies involved in agriculture and farming-related activities. The Index is rebalanced quarterly using a modified, market capitalization weighted methodology and reconstituted annually.

During the year ended October 31, 2009, the Fund returned 41.53%. The positive performance of the Fund can be attributed to being heavily weighted in large-cap securities in the U.S., and significant exposure to Singapore and Malaysia. Of particular note, the strong performers were: Wilmar International Ltd., Archer-Daniels-Midland Co., IOI Corp. Bhd, Yara International ASA, K+S AG, Sygenta AG and Mosaic Co. In combination, the global economic rebound and potential opportunity associated with global agriculture contributed the positive return in the Fund.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Agricultural Chemicals	46.1
Agricultural Operations	26.2
Chemicals-Diversified	13.4
Food-Miscellaneous/Diversified	4.8
Sugar	3.2
Investment Companies	2.1
Transportation-Services	1.1
Consumer Products-Miscellaneous	1.1
Food-Wholesale/Distribution	0.6
Alternative Waste Technologies	0.2
Money Market Fund	0.0
Other	1.2

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2009

Large-Cap Growth	59.5
Mid-Cap Growth	16.0
Mid-Cap Value	13.9
Large-Cap Value	9.8
Small-Cap Value	0.6
Small-Cap Growth	0.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
Potash Corp. of Saskatchewan, Inc.	8.3
Syngenta AG	7.9
Wilmar International Ltd.	7.7
Mosaic (The) Co.	7.5
Monsanto Co.	5.1
Israel Chemicals Ltd.	4.2
Archer-Daniels-Midland Co.	4.1
IOI Corp. Bhd	3.9
Yara International ASA	3.9
Sociedad Quimica y Minera de Chile SA Class B	3.9
Total	56.5

Manager's Analysis (Continued)

PowerShares Global Agriculture Portfolio (ticker: PAGG)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
NASDAQ OMX Global Agriculture Index	44.75	-2.56	-2.86
MSCI EAFE® Index	27.71	1.79	1.94
S&P 500® Index	9.80	-8.00	-8.64
Fund
NAV	41.53	-4.17	-4.65
Share Price Return	39.50	-6.47	-7.20

Fund Inception: September 18, 2008

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE® Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 961 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares Global Biotech Portfolio (ticker: PBTQ)

The PowerShares Global Biotech Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of the NASDAQ OMX Global Biotechnology IndexSM (the "Index"). The Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies involved in the biotechnology industry. The Index is rebalanced quarterly using a modified, market capitalization weighted methodology and reconstituted annually.

During the year ended October 31, 2009, the Fund returned -1.20%. Performance of biotech stocks in Netherlands, Austria, Australia and France contributed positively to the portfolio, but these gains were out-weighted by the negative performance of biotech stocks in the U.S., which is the portfolio's highest weighted country. Of particular note, the strong performers were: Human Genome Sciences Inc., Genentech, Medarex Inc., and Vertex Pharmaceuticals. Offsetting these strong performers were Genzyme Corp., Celgene Corp. and Cephalon Inc. Despite the global economic rebound and potential opportunity associated with global biotechnology stocks, the Fund was only able to deliver a flat return.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Medical-Biomedical/Genetics	79.6
Medical-Drugs	12.7
Therapeutics	5.1
Diagnostic Equipment	0.7
Drug Delivery Systems	0.7
Agricultural Operations	0.6
Money Market Fund	0.0
Other	0.6

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2009

Large-Cap Growth	49.1
Mid-Cap Growth	27.1
Small-Cap Growth	23.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
CSL Ltd.	9.0
Celgene Corp.	8.4
Gilead Sciences, Inc.	8.1
Genzyme Corp.	7.8
Amgen, Inc.	7.7
Actelion Ltd.	4.1
Vertex Pharmaceuticals, Inc.	3.9
Cephalon, Inc.	3.8
Biogen Idec, Inc.	3.6
Alexion Pharmaceuticals, Inc.	3.4
Total	59.8

Manager's Analysis (Continued)

PowerShares Global Biotech Portfolio (ticker: PBTQ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
NASDAQ OMX Global Biotechnology IndexSM	-1.78	-12.20	-13.54
MSCI EAFE® Index	27.71	1.79	1.94
S&P 500® Index	9.80	-8.00	-8.64
Fund
NAV	-1.20	-12.10	-13.43
Share Price Return	-1.14	-12.53	-13.90

Fund Inception: September 18, 2008

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE® Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 961 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares Global Clean Energy Portfolio (ticker: PBD)

The PowerShares Global Clean Energy Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of the WilderHill New Energy Global Innovation Index (the "Index"). The Index is designed to identify companies that have the greatest potential for capital appreciation and is composed of companies that focus on greener and generally renewable sources of energy and technologies facilitating cleaner energy. The modified equal weighted portfolio is rebalanced and reconstituted quarterly.

During the year ended October 31, 2009, the Fund returned 27.10%. The positive performance of the Fund can be attributed to being heavily weighted in Spain, Japan and China. Of particular note, the strong performing large-cap stocks were: EDP Renovaveis SA, American Superconductor Corp., China High Speed Transmission Equipment Group Co. Ltd., SMA Solar Technology AG, Vestas Wind Systems A/S and BYD Co. Ltd. In combination, the global economic rebound and potential opportunity associated with global clean energy contributed the positive return in the Fund.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Energy-Alternate Sources	25.0
Power Conversion/Supply Equipment	16.4
Electronic Components-Semiconductors	13.1
Electric-Integrated	4.6
Batteries/Battery Systems	4.4
Machinery-Electrical	2.9
Superconductor Products & Systems	2.8
Diversified Manufacturing Operations	2.5
Building & Construction Products-Miscellaneous	2.4
Auto/Truck Parts & Equipment-Original	2.3
Building-Heavy Construct	2.2
Sugar	2.2
Engineering/R&D Services	2.0
Semiconductor Equipment	1.7
Medical-Biomedical/Genetics	1.7
Audio/Video Products	1.6
Electric-Generation	1.6
Electronic Measuring Instruments	1.5
Independ Power Producer	1.4
Precious Metals	1.3
Electric Products-Miscellaneous	1.2
Chemicals-Specialty	1.0
Computers-Integrated Systems	0.8
Chemicals-Fibers	0.6
Investment Companies	0.5
Non-Ferrous Metals	0.4
Semiconductor Components- Integrated Circuits	0.4
Electric-Distribution	0.4
Instruments-Scientific	0.4
Lighting Products & Systems	0.4
Filtration/Separation Products	0.3
Money Market Fund	0.0
Other	0.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
American Superconductor Corp.	2.8
Infigen Energy	2.6
Hansen Transmissions International NV	2.5
China High Speed Transmission Equipment Group Co. Ltd.	2.5
Vestas Wind Systems A/S	2.5
EDF Energies Nouvelles SA	2.5
EDP Renovaveis SA	2.3
Iberdrola Renovables SA	2.2
Acciona SA	2.2
Nordex AG	2.2
Total	24.3

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2009

Mid-Cap Growth	41.2
Small-Cap Growth	30.8
Large-Cap Growth	13.6
Mid-Cap Value	5.8
Small-Cap Value	5.4
Large-Cap Value	3.2

Manager's Analysis (Continued)

PowerShares Global Clean Energy Portfolio (ticker: PBD)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
WilderHill New Energy Global Innovation Index	29.76	-16.48	-34.90
S&P Global Clean Energy Index	-6.49	-27.31	-53.73
MSCI World IndexSM	18.42	-12.67	-27.91
MSCI EAFE® Index	27.71	-12.47	-27.52
S&P 500® Index	9.80	-12.95	-28.48
Fund
NAV	27.10	-18.15	-37.97
Share Price Return	24.13	-18.75	-39.04

Fund Inception: June 13, 2007

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Global Clean Energy Index, MSCI World IndexSM, and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 30, 1659, and 500 common stocks, respectively. The S&P Global Clean Energy Index will be used for comparative purposes going forward as this index represents the most appropriate market index for this Fund.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares Global Coal Portfolio (ticker: PKOL)

The PowerShares Global Coal Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of the NASDAQ OMX Global Coal IndexSM (the "Index"). The Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies involved in the exploration for and mining of coal, as well as other related activities in the coal industry. The Index is rebalanced quarterly using a modified, market capitalization weighted methodology and reconstituted annually.

During the year ended October 31, 2009, the Fund returned 79.17%. The positive performance of the fund can be attributed to being heavily weighted in China, Australia and Canada. Of particular note, the strong performing large-cap stocks were: China Shenhua Energy Co. Ltd., Inner Mongolia Yitai Coal Co., Cameco Corp., and China Coal Energy Co. In combination, the global economic rebound and potential opportunity associated with global coal contributed to positive return in the Fund.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Coal	78.6
Non-Ferrous Metals	15.1
Diversified Minerals	5.6
Money Market Fund	0.1
Other	0.6

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2009

Mid-Cap Growth	25.6
Large-Cap Growth	22.2
Large-Cap Value	21.3
Mid-Cap Value	16.9
Small-Cap Growth	11.2
Small-Cap Value	2.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
Peabody Energy Corp.	9.0
China Shenhua Energy Co. Ltd., H-Shares	8.2
Cameco Corp.	7.8
CONSOL Energy, Inc.	7.0
Coal & Allied Industries Ltd.	5.4
Inner Mongolia Yitai Coal Co. Class B	4.5
Adaro Energy PT	4.3
China Coal Energy Co., H-Shares	4.1
Alpha Natural Resources, Inc.	3.9
Energy Resources of Australia Ltd.	3.5
Total	57.7

Manager's Analysis (Continued)

PowerShares Global Coal Portfolio (ticker: PKOL)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
NASDAQ OMX Global Coal IndexSM	84.94	10.75	12.09
MSCI EAFE® Index	27.71	1.79	1.94
S&P 500® Index	9.80	-8.00	-8.64
Fund
NAV	79.17	6.00	6.73
Share Price Return	74.45	5.96	6.69

Fund Inception: September 18, 2008

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE® Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 961 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares Global Gold and Precious Metals Portfolio (ticker: PSAU)

The PowerShares Global Gold and Precious Metals Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of the NASDAQ OMX Global Gold and Precious Metals IndexSM (the "Index"). The Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies involved in gold and other precious metals mining-related activities. The Index is rebalanced quarterly using a modified, market capitalization weighted methodology and reconstituted annually.

During the year ended October 31, 2009, the Fund returned 106.41%. The positive performance of the Fund can be attributed to exposure in Brazil, South Korea and South Africa. Of particular note, the strong performing large-cap stocks were: Goldcorp Inc., Kinross Gold Corp., Newmont Mining Corp., Barrick Gold Corp. and Anglo Platinum Ltd. In combination, the global economic rebound and potential opportunity associated with global gold and precious metals contributed to the positive return in the Fund.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Gold Mining	69.6
Platinum	17.1
Silver Mining	8.9
Non-Ferrous Metals	3.3
Precious Metals	0.9
Diamonds/Precious Stones	0.2
Money Market Fund	0.0
Other	0.0

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2009

Large-Cap Growth	62.1
Mid-Cap Growth	14.2
Large-Cap Value	11.1
Small-Cap Growth	8.3
Mid-Cap Value	3.6
Small-Cap Value	0.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
Barrick Gold Corp.	8.8
Newmont Mining Corp.	8.0
Goldcorp, Inc.	7.5
Anglo Platinum Ltd.	7.3
Impala Platinum Holdings Ltd.	5.6
Newcrest Mining Ltd.	4.3
Fresnillo PLC	3.9
Gold Fields Ltd.	3.9
Kinross Gold Corp.	3.7
AngloGold Ashanti Ltd.	3.6
Total	56.6

Manager's Analysis (Continued)

PowerShares Global Gold and Precious Metals Portfolio (ticker: PSAU)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
NASDAQ OMX Global Gold and Precious Metals IndexSM	103.61	21.91	24.79
MSCI EAFE® Index	27.71	1.79	1.94
S&P 500® Index	9.80	-8.00	-8.64
Fund
NAV	106.41	22.01	24.90
Share Price Return	104.96	22.25	25.17

Fund Inception: September 18, 2008

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE® Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 961 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares Global Nuclear Energy Portfolio (ticker: PKN)

The PowerShares Global Nuclear Energy Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of the WNA Nuclear Energy Index (the "Index"). The Index is designed to measure the overall performance of globally traded securities of companies that are materially engaged in the nuclear energy industry with representation across reactors, utilities, construction, technology, equipment, service providers and fuels. The rules-based index is rebalanced quarterly from a universe of equity securities traded on recognized stock exchanges in the Americas, Europe, the Middle East, Africa and Asia/Pacific.

During the year ended October 31, 2009, the Fund returned 31.67%. The positive performance of the Fund can be attributed to the outstanding performance of securities in Canada and Australia. Although they are not the most heavily weighted countries, they were by far the best performing. Of particular note, the strong performers were: Uranium One Inc., Equinox Minerals Ltd., Paladin Energy Ltd. and Energy Resources of Australia Ltd. In combination, the global economic rebound and potential opportunity associated with global nuclear energy stocks contributed the positive return in the Fund.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Electric-Integrated	24.9
Engineering/R&D Services	14.5
Non-Ferrous Metals	11.8
Electric Products-Miscellaneous	9.1
Energy-Alternate Sources	7.3
Diversified Manufacturing Operations	6.1
Machinery-General Industrial	4.8
Metal-Copper	3.1
Instruments-Scientific	3.0
Electronic Components-Miscellaneous	2.9
Auto/Truck Parts & Equipment-Original	2.8
Consulting Services	2.4
Machinery-Pumps	1.7
Machinery-Material Handling	1.1
Wire & Cable Products	0.8
Chemicals-Specialty	0.6
Building-Heavy Construct	0.6
Transportation-Marine	0.6
Electronic Measuring Instruments	0.6
Semiconductor Equipment	0.2
Environmental Monitoring and Detection	0.2
Research and Development	0.2
Protection-Safety	0.2
Metal Processors & Fabricators	0.1
Miscellaneous Manufacturing	0.1
Commercial Services	0.1
Money Market Fund	0.1
Other	0.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
Areva SA	7.3
Hitachi Ltd.	4.9
Equinox Minerals Ltd.	3.1
Cameco Corp.	3.1
Thermo Fisher Scientific, Inc.	3.0
RWE AG	3.0
Emerson Electric Co.	3.0
Exelon Corp.	3.0
Paladin Energy Ltd.	2.9
E.ON AG	2.9
Total	36.2

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2009

Large-Cap Growth	39.6
Large-Cap Value	25.5
Mid-Cap Growth	20.6
Mid-Cap Value	9.1
Small-Cap Value	3.4
Small-Cap Growth	1.8

Manager's Analysis (Continued)

PowerShares Global Nuclear Energy Portfolio (ticker: PKN)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
WNA Nuclear Energy Index	33.42	-19.36	-28.80
MSCI EAFE® Index	27.71	-13.72	-20.84
S&P 500® Index	9.80	-12.17	-18.57
Fund
NAV	31.67	-18.45	-27.52
Share Price Return	29.03	-19.58	-29.10

Fund Inception: April 3, 2008

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE® Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 961 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares Global Progressive Transportation Portfolio (ticker: PTRP)

The PowerShares Global Progressive Transportation Portfolio ("Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of the Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM (the "Index"). The Index includes global companies engaged in businesses that the Index provider believes stand to benefit substantially from a societal transition toward using cleaner, less costly and more efficient means of transportation. These companies focus on technologies for utilization of greener, more-efficient sources of energy for transportation. These technologies are designed to improve energy efficiency and reduce the costs for fuel or time in transit and include renewable energy harvesting or production, energy conversion, energy storage, improvements in energy efficiency, power delivery, energy conservation and monitoring of energy information. The Index is rebalanced quarterly using a modified, market capitalization weighted methodology.

During the year ended October 31, 2009, the Fund returned 35.62%. The positive performance of the Fund can be attributed to the outstanding performance of securities in Japan and China. Although they are not the most heavily weighted countries they were by far the best performing. Of particular note, the strong performing stocks were: GS Yuasa Corp. and BYD Co. Ltd. In combination, the global economic rebound and potential opportunity associated with global transportation stocks contributed the positive return in the Fund.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Transportation-Rail	16.8
Batteries/Battery Systems	13.2
Bicycle Manufacturing	9.3
Auto/Truck Parts & Equipment-Original	9.0
Transportation-Services	8.8
Transportation-Truck	5.7
Transportation-Marine	5.7
Machinery-General Industrial	5.0
Computers-Integrated Systems	4.2
Auto-Medium & Heavy Duty Trucks	3.1
Chemicals-Diversified	3.0
Oil Components-Integrated	2.9
Diversified Manufacturing Operations	2.8
Steel-Producers	2.8
Whsing & Harbor Transportation Services	2.6
Energy-Alternate Sources	2.6
Electric Products-Miscellaneous	2.3
Money Market Fund	0.2
Other	0.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
BYD Co. Ltd., H-Shares	4.5
Maxwell Technologies, Inc.	4.2
WABCO Holdings, Inc.	3.5
Merida Industry Co. Ltd.	3.3
Saft Groupe SA	3.3
Giant Manufacturing Co. Ltd.	3.2
Overseas Shipholding Group, Inc.	3.1
New Flyer Industries, Inc.	3.1
Stagecoach Group PLC	3.0
Log-in Logistica Intermodal SA	3.0
Total	34.2

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2009

Small-Cap Growth	29.7
Large-Cap Value	17.8
Mid-Cap Growth	16.1
Large-Cap Growth	15.3
Mid-Cap Value	11.6
Small-Cap Value	9.5

Manager's Analysis (Continued)

PowerShares Global Progressive Transportation Portfolio (ticker: PTRP)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM	39.25	4.05	4.53
MSCI EAFE® Index	27.71	1.79	1.94
S&P 500® Index	9.80	-8.00	-8.64
Fund
NAV	35.62	2.30	2.58
Share Price Return	34.58	2.30	2.58

Fund Inception: September 18, 2008

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE® Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 961 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares Global Steel Portfolio (ticker: PSTL)

The PowerShares Global Steel Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of the NASDAQ OMX Global Steel IndexSM (the "Index"). The Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies involved in the manufacturing and storage of iron and steel products. The Index is reconstituted annually and rebalanced quarterly using a modified, market capitalization weighted methodology.

During the year ended October 31, 2009, the Fund returned 48.13%. The positive performance of the Fund can be attributed to exposure in Brazil, South Korea and South Africa. Of particular note, the strong performing large-cap stocks were: Companhia Siderurgica Nacional, POSCO, ArcelorMittal SA, Kumba Iron Ore Ltd. and ThyssenKrupp AG. In combination, the global economic rebound and potential opportunity associated with global steel contributed the positive return in the Fund.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Steel-Producers	85.8
Metal-Iron	8.1
Steel-Specialty	3.4
Metal Processors & Fabricators	1.7
Steel Pipe & Tube	0.8
Metal-Diversified	0.1
Money Market Fund	0.0
Other	0.1

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2009

Large-Cap Value	57.1
Mid-Cap Value	27.7
Mid-Cap Growth	9.1
Large-Cap Growth	3.0
Small-Cap Growth	2.3
Small-Cap Value	0.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
POSCO	9.0
ArcelorMittal	7.6
Cia Siderurgica Nacional SA	7.5
Nippon Steel Corp.	7.3
JFE Holdings, Inc.	5.7
ThyssenKrupp AG	3.8
Nucor Corp.	3.6
Sumitomo Metal Industries Ltd.	3.6
China Steel Corp.	3.4
Fortescue Metals Group Ltd.	3.0
Total	54.5

Manager's Analysis (Continued)

PowerShares Global Steel Portfolio (ticker: PSTL)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
NASDAQ OMX Global Steel IndexSM	54.43	-6.42	-7.15
MSCI EAFE® Index	27.71	1.79	1.94
S&P 500® Index	9.80	-8.00	-8.64
Fund
NAV	48.13	-17.23	-19.05
Share Price Return	47.48	-16.14	-17.86

Fund Inception: September 18, 2008

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE® Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 961 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares Global Water Portfolio (ticker: PIO)

The PowerShares Global Water Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of the Palisades Global Water IndexTM (the "Index"). The Index seeks to identify a group of global companies that focus on the provision of potable water, the treatment of water and the technology and services that are directly related to global water consumption. The modified equal-weighted portfolio is rebalanced and reconstituted quarterly.

During the year ended October 31, 2009, the Fund returned 41.25%. The positive performance of the Fund can be attributed to exposure in the U.S., Finland and Japan. This included the mixture of a heavy weighting in the Industrial sector and in mid-capitalization securities. Of particular note, the strong performing stocks were: Kemira Oyj, Arcadis N.V., Hyflux Ltd. and Nalco Holding Co. In combination, the global economic rebound and potential opportunity associated with global water treatment and consumption and contributed to the positive return in the Fund.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Environmental Control	22.9
Water	20.9
Miscellaneous Manufacturing	12.2
Machinery-Diversified	11.3
Electronics	6.3
Engineering & Construction	5.6
Commercial Services	5.0
Chemicals	4.7
Metal Fabricate/Hardware	4.4
Building Materials	3.3
Holding Companies-Diversified	1.8
Electric	1.5
Money Market Fund	0.0
Other	0.1

Style Allocation (% of the Fund's Total

Investments) as of 31 October 31, 2009

Mid-Cap Growth	35.4
Small-Cap Growth	28.2
Mid-Cap Value	18.2
Large-Cap Value	9.4
Large-Cap Growth	4.9
Small-Cap Value	3.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
Arcadis NV	5.6
Nalco Holding Co.	5.4
Hyflux Ltd.	5.2
Tetra Tech, Inc.	5.1
Suez Environnement SA	5.1
Stantec, Inc.	5.0
Kemira Oyj	4.8
Organo Corp.	4.7
Kurita Water Industries Ltd.	4.5
Valmont Industries, Inc.	4.4
Total	49.8

Manager's Analysis (Continued)

PowerShares Global Water Portfolio (ticker: PIO)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
Palisades Global Water IndexTM	41.14	-12.10	-26.46
S&P Global Water Index	15.00	-12.91	-28.40
MSCI EAFE® Index	27.71	-12.47	-27.52
S&P 500® Index	9.80	-12.95	-28.48
Fund
NAV	41.25	-13.50	-29.23
Share Price Return	42.58	-14.48	-31.12

Fund Inception: June 13, 2007

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Global Water Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 50 and 500 common stocks, respectively. The S&P Global Water Index will be used for comparative purposes going forward as this index represents the most appropriate market index for this Fund.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares Global Wind Energy Portfolio (ticker: PWND)

The PowerShares Global Wind Energy Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of the NASDAQ OMX Clean Edge® Global Wind Energy Index (the "Index"). The Index is designed to measure the performance of global companies engaged in the wind energy industry, which are primarily manufacturers, developers, distributors, installers and users of energy derived from wind sources.

During the year ended October 31, 2009, the Fund returned 55.02%. The positive performance of the Fund can be attributed to exposure in the Denmark, Japan and Spain. Of particular note, the strong performers were: Vestas Wind Systems A/S, American Superconductor Corp., EDP Renovaveis S/A, China WindPower Group Ltd., Mitsubishi Heavy Industries Ltd. and China High Speed Transmission Equipment Group Co. Ltd. In combination, the global economic rebound and potential opportunity associated with global wind energy contributed to the positive return in the Fund.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Energy-Alternate Sources	48.0
Electrical Components & Equipment	32.5
Miscellaneous Manufacturing	7.4
Electric	4.7
Chemicals	2.1
Building Materials	2.1
Engineering & Construction	1.2
Distribution/Wholesale	0.6
Gas	0.5
Machinery-Diversified	0.3
Money Market Fund	1.3
Other	(0.7)

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2009

Large-Cap Growth	36.5
Mid-Cap Growth	32.4
Small-Cap Growth	23.4
Large-Cap Value	7.5
Mid-Cap Value	0.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
EDP Renovaveis SA	10.8
Vestas Wind Systems A/S	10.6
Iberdrola Renovables SA	10.4
Gamesa Corp. Tecnologica SA	9.0
EDF Energies Nouvelles SA	5.1
American Superconductor Corp.	4.4
REpower Systems AG	4.4
Hansen Transmissions International NV	4.1
Infigen Energy	4.1
Terna Energy SA	4.0
Total	66.9

Manager's Analysis (Continued)

PowerShares Global Wind Energy Portfolio (ticker: PWND)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
NASDAQ OMX Clean Edge® Global Wind Energy Index	58.13	-26.16	-33.28
MSCI EAFE® Index	27.71	-14.63	-19.02
S&P 500® Index	9.80	-12.47	-16.28
Fund
NAV	55.02	-27.62	-35.03
Share Price Return	48.93	-28.74	-36.38

Fund Inception: July 1, 2008

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE® Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 961 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares MENA Frontier Countries Portfolio (ticker: PMNA)

The PowerShares MENA Frontier Countries Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of the NASDAQ OMX Middle East North Africa IndexSM (the "Index"). The Index is designed to measure the performance of the largest and most liquid stocks of companies that have the majority of their assets or services domiciled in MENA frontier market countries, which currently may include Egypt, Morocco, Oman, Lebanon, Jordan, Kuwait, Bahrain, Qatar and United Arab Emirates. The Index currently includes the emirates of Dubai and Abu Dhabi.

During the year ended October 31, 2009, the Fund returned -4.00%. The negative performance of the fund can be attributed to an overweight in Jordan and Qatar but further drag was offset by an overweight and excellent stock performance in Egypt. Of particular note, the largest detractors were: Arab Bank PLC, Emaar Properties PJSC and Gulf Bank of Kuwait K.S.C. Despite the global economic rebound and potential opportunity associated with the MENA countries, the Fund was only able to deliver a negative return.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Banks	30.8
Telecommunications	19.5
Real Estate	18.1
Engineering & Construction	8.5
Commercial Services	5.2
Diversified Financial Services	4.8
Airlines	2.3
Holding Companies-Diversified	2.1
Oil & Gas	1.8
Mining	1.5
Storage/Warehousing	1.4
Electrical Components & Equipment	1.2
Oil & Gas Services	1.2
Building Materials	0.7
Chemicals	0.5
Money Market Fund	0.2
Other	0.2

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2009

Mid-Cap Growth	33.0
Mid-Cap Value	30.7
Large-Cap Growth	27.6
Small-Cap Growth	5.1
Small-Cap Value	3.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
Arab Bank PLC	10.0
Emaar Properties PJSC	9.3
Mobile Telecommunications Co.	5.9
Maroc Telecom	5.6
DP World Ltd.	5.2
Orascom Construction Industries	5.1
Solidere	4.8
Commercial International Bank	3.8
Orascom Telecom Holding SAE	3.7
National Bank of Kuwait	3.4
Total	56.8

Manager's Analysis (Continued)

PowerShares MENA Frontier Countries Portfolio (ticker: PMNA)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
NASDAQ OMX Middle East North Africa IndexSM	2.68	-29.89	-37.25
MSCI EAFE® Index	27.71	-14.63	-19.02
MSCI Emerging Markets IndexSM	64.13	-9.85	-12.92
Fund
NAV	-4.00	-33.78	-41.78
Share Price Return	-6.81	-34.36	-42.45

Fund Inception: July 9, 2008

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.95% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. The Fund's net unitary fee is 0.70%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE® Index and MSCI Emerging Markets IndexSM (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 961 and 754 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2009

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PIZ	PowerShares DWA Developed Markets Technical Leaders Portfolio	12/28/07	464	48	40	60	48	16	35
PIE	PowerShares DWA Emerging Markets Technical Leaders Portfolio	12/28/07	464	34	29	96	58	32	41
PFA	PowerShares Dynamic Developed International Opportunities Portfolio	6/13/07	602	65	72	123	77	33	32
PXR	PowerShares Emerging Markets Infrastructure Portfolio	10/16/08	262	18	21	50	43	35	46
PAF	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	6/25/07	594	52	48	82	81	47	47
PXF	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	6/25/07	594	62	65	127	83	38	42
PDN	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	9/27/07	528	35	47	89	67	51	71
PXH	PowerShares FTSE RAFI Emerging Markets Portfolio	9/27/07	528	56	58	150	93	27	25
PEF	PowerShares FTSE RAFI Europe Portfolio	6/25/07	594	66	72	143	75	32	20
PJO	PowerShares FTSE RAFI Japan Portfolio	6/25/07	594	40	53	66	53	31	92
PAGG	PowerShares Global Agriculture Portfolio	9/18/08	281	21	25	63	52	30	23
PBTQ	PowerShares Global Biotech Portfolio	9/18/08	281	43	61	96	9	2	26
PBD	PowerShares Global Clean Energy Portfolio	6/13/07	602	49	76	168	89	53	26
PKOL	PowerShares Global Coal Portfolio	9/18/08	281	26	33	44	22	20	35
PSAU	PowerShares Global Gold and Precious Metals Portfolio	9/18/08	281	29	26	46	35	21	37
PKN	PowerShares Global Nuclear Energy Portfolio	4/3/08	399	48	64	86	50	10	9
PTRP	PowerShares Global Progressive Transportation Portfolio	9/18/08	281	40	45	98	40	5	9
PSTL	PowerShares Global Steel Portfolio	9/18/08	281	32	43	84	24	20	13
PIO	PowerShares Global Water Portfolio	6/13/07	602	66	102	150	64	22	15
PWND	PowerShares Global Wind Energy Portfolio	7/1/08	337	29	34	70	46	22	42
PMNA	PowerShares MENA Frontier Countries Portfolio	7/9/08	332	19	28	41	42	17	41

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PIZ	48	42	60	28	21	18
PIE	30	19	54	36	11	24
PFA	64	38	40	23	15	20
PXR	12	12	17	3	0	5
PAF	40	40	68	51	23	15
PXF	53	35	48	19	14	8
PDN	32	23	44	28	19	22
PXH	51	25	24	7	7	5
PEF	59	44	41	25	10	7
PJO	40	54	66	44	21	34
PAGG	20	9	26	8	3	1
PBTQ	22	12	5	2	2	1
PBD	38	29	36	19	10	9
PKOL	36	19	27	11	3	5
PSAU	24	16	16	15	6	10
PKN	43	31	26	19	4	9
PTRP	25	12	4	1	0	2
PSTL	35	8	18	1	1	2
PIO	54	31	43	23	10	22
PWND	29	20	22	14	5	4
PMNA	31	29	34	14	12	24

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur advisory fees. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2009.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares DWA Developed Markets Technical Leaders Portfolio Actual	$1,000.00	$1,355.49	0.80%	$4.75
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08
PowerShares DWA Emerging Markets Technical Leaders Portfolio Actual	$1,000.00	$1,335.35	0.90%	$5.30
Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	0.90%	$4.58
PowerShares Dynamic Developed International Opportunities Portfolio Actual	$1,000.00	$1,359.46	0.75%	$4.46
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Emerging Markets Infrastructure Portfolio Actual	$1,000.00	$1,504.70	0.75%	$4.73
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio Actual	$1,000.00	$1,479.26	0.80%	$5.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio Actual	$1,000.00	$1,368.42	0.75%	$4.48
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio Actual	$1,000.00	$1,437.06	0.75%	$4.61
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares FTSE RAFI Emerging Markets Portfolio Actual	$1,000.00	$1,327.05	0.85%	$4.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	0.85%	$4.33
PowerShares FTSE RAFI Europe Portfolio Actual	$1,000.00	$1,398.64	0.75%	$4.53
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares FTSE RAFI Japan Portfolio Actual	$1,000.00	$1,116.71	0.75%	$4.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares Global Agriculture Portfolio Actual	$1,000.00	$1,228.68	0.75%	$4.21
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares Global Biotech Portfolio Actual	$1,000.00	$1,072.96	0.75%	$3.92
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares Global Clean Energy Portfolio Actual	$1,000.00	$1,181.74	0.75%	$4.12
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares Global Coal Portfolio Actual	$1,000.00	$1,550.18	0.75%	$4.82
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares Global Gold and Precious Metals Portfolio Actual	$1,000.00	$1,325.58	0.75%	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Global Nuclear Energy Portfolio Actual	$1,000.00	$1,164.46	0.75%	$4.09
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares Global Progressive Transportation Portfolio Actual	$1,000.00	$1,313.13	0.75%	$4.37
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares Global Steel Portfolio Actual	$1,000.00	$1,379.09	0.75%	$4.50
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares Global Water Portfolio Actual	$1,000.00	$1,324.32	0.75%	$4.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares Global Wind Energy Portfolio Actual	$1,000.00	$1,243.80	0.75%	$4.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares MENA Frontier Countries Portfolio Actual	$1,000.00	$1,251.52	0.70%	$3.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2009. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365. Expense ratios for the most recent half year may differ from expense ratios based on the one year data in the Financial Highlights.

Schedule of Investments

PowerShares DWA Developed Markets Technical Leaders Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.5%
	Australia—9.6%
31,533	Boral Ltd.	$165,261
83,175	Challenger Financial Services Group Ltd.	281,839
4,629	Cochlear Ltd.	268,115
68,621	Fortescue Metals Group Ltd.*	238,723
368,122	Goodman Group REIT	206,234
295,863	GPT Group REIT	156,395
5,262	Leighton Holdings Ltd.	171,171
112,789	Mirvac Group REIT	152,365
30,149	Oil Search Ltd.	159,914
8,008	Woolworths Ltd.	207,167
7,857	WorleyParsons Ltd.	187,429
		2,194,613
	Austria—1.8%
5,842	Erste Group Bank AG	237,039
2,781	Raiffeisen International Bank Holding AG	164,621
		401,660
	Belgium—3.3%
32,273	Dexia SA*	270,466
43,022	Fortis*	187,383
6,945	KBC Groep NV*	300,442
		758,291
	Bermuda—0.8%
8,700	Seadrill Ltd.*	182,615
	Canada—15.1%
2,612	Agnico-Eagle Mines Ltd.	139,669
3,387	Canadian National Railway Co.	164,445
15,347	CGI Group, Inc., Class A*	188,347
965	Fairfax Financial Holdings Ltd.	346,753
5,445	Inmet Mining Corp.	289,841
33,700	Ivanhoe Mines Ltd.*	364,781
7,654	Kinross Gold Corp.	142,820
3,011	National Bank of Canada	157,622
4,136	Petrobank Energy & Resources Ltd.*	181,766
31,098	Sherritt International Corp.	200,353
22,146	Silver Wheaton Corp.*	279,600
14,600	Sino-Forest Corp.*	206,422
5,565	SNC-Lavalin Group, Inc.	226,020
18,846	Teck Resources Ltd., Class B*	549,529
		3,437,968
	China—2.7%
21,200	Tencent Holdings Ltd.	375,023
347,000	Yangzijiang Shipbuilding Holdings Ltd.	246,873
		621,896
	Denmark—0.8%
7,900	Danske Bank A/S*	183,635

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Finland—2.2%
6,875	Fortum Oyj	$163,618
6,172	Metso Oyj	173,479
6,829	Sampo Oyj, Class A	164,438
		501,535
	France—4.6%
39,614	Alcatel-Lucent*	150,213
2,118	BNP Paribas	160,781
1,388	PPR	152,284
3,603	Renault SA*	162,671
16,980	Rhodia SA*	252,285
2,615	Technip SA	165,251
		1,043,485
	Germany—5.0%
16,415	Commerzbank AG*	171,958
2,525	Deutsche Bank AG	184,618
5,826	Deutsche Postbank AG*	181,289
2,597	Hochtief AG	196,607
92,429	Infineon Technologies AG*	417,988
		1,152,460
	Greece—0.8%
10,568	Piraeus Bank SA*	184,772
	Hong Kong—10.7%
120,000	Citic Pacific Ltd.	313,538
48,000	Hang Lung Group Ltd.	245,257
36,000	Kerry Properties Ltd.	205,309
49,000	Kingboard Chemical Holdings Ltd.	201,052
286,000	Lee & Man Paper Manufacturing Ltd.	575,672
48,500	MTR Corp.	173,656
179,000	Noble Group Ltd.	335,333
90,000	Tingyi Cayman Islands Holding Corp.	202,058
36,000	Wharf Holdings Ltd. (The)	198,574
		2,450,449
	Ireland—0.8%
21,138	Kingspan Group PLC*	179,331
	Italy—0.7%
24,473	Mediolanum SpA	156,170
	Japan—4.6%
8,000	JGC Corp.	156,960
13,000	Kyowa Hakko Kirin Co. Ltd.	152,519
8,000	NGK Insulators Ltd.	184,269
9,200	SoftBank Corp.	221,056
15,000	Taiyo Nippon Sanso Corp.	169,852
3,100	Terumo Corp.	165,068
		1,049,724

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares DWA Developed Markets Technical Leaders Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Luxembourg—1.0%
23,031	GAGFAH SA	$219,858
	Norway—1.9%
20,900	DnB NOR ASA*	241,906
19,700	Petroleum Geo-Services ASA*	187,737
		429,643
	Singapore—2.0%
11,000	Jardine Cycle & Carriage Ltd.	183,733
59,000	Wilmar International Ltd.	265,353
		449,086
	Spain—3.2%
3,081	Inditex SA	181,835
6,186	Obrascon Huarte Lain SA	165,475
36,945	Promotora de Informaciones SA*	177,704
22,341	Sol Melia SA	198,932
		723,946
	Switzerland—2.1%
14,048	ABB Ltd.*	263,747
1,243	Geberit AG	206,550
		470,297
	United Kingdom—24.5%
19,304	AMEC PLC	256,626
13,834	Antofagasta PLC	175,927
80,380	Barclays PLC*	426,632
153,195	Barratt Developments PLC*	341,153
22,715	Burberry Group PLC	201,814
34,535	Cookson Group PLC*	207,836
446,101	DSG International PLC*	225,600
780,000	Genting Singapore PLC*	602,338
21,903	Kazakhmys PLC*	393,171
52,263	Kingfisher PLC	192,626
122,519	Legal & General Group PLC	158,534
5,866	Next PLC	173,563
107,297	Old Mutual PLC	187,829
22,987	Persimmon PLC*	152,851
20,087	Petrofac Ltd.	311,735
256,743	Premier Foods PLC*	151,930
126,926	Rentokil Initial PLC*	217,587
3,949	Rio Tinto PLC	175,296
17,076	Travis Perkins PLC*	212,512
17,084	Tullow Oil PLC	334,264
9,120	Vedanta Resources PLC	314,640
211,950	Yell Group PLC*	179,051
		5,593,515

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	United States—1.3%
7,240	Domtar Corp.*	$304,736
	Total Common Stocks and Other Equity Interests (Cost $19,922,955)	22,689,685
	Money Market Fund—0.1%
24,750	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $24,750)	24,750
	Total Investments (Cost $19,947,705)—99.6%	22,714,435
	Other assets less liabilities—0.4%	90,763
	Net Assets—100.0%	$22,805,198

REIT Real Estate Investment Trust

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares DWA Emerging Markets Technical Leaders Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.3%
	Brazil—16.8%
11,669	Banco Bradesco SA ADR*	$229,879
7,597	BRF-Brasil Foods SA ADR*	367,467
6,424	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A ADR*	388,588
3,713	Cia de Bebidas das Americas ADR*	334,467
18,991	Cia Paranaense de Energia ADR*	334,242
8,969	Cia Siderurgica Nacional SA ADR*	297,412
18,344	Gerdau SA ADR*	276,994
18,073	NET Servicos de Comunicacao SA ADR*	222,117
4,812	Petroleo Brasileiro SA ADR*	222,411
17,602	Tam SA ADR*	251,180
14,102	Ultrapar Participacoes SA ADR*	621,616
37,551	Vivo Participacoes SA ADR*	910,612
25,546	Votorantim Celulose e Papel SA ADR*	351,002
		4,807,987
	Chile—0.7%
14,345	Lan Airlines SA ADR*	192,366
	China—17.8%
538,000	Air China Ltd., H-Shares*	291,220
14,433	Aluminum Corp. of China Ltd. ADR*	392,578
154,000	Bank of Communications Co. Ltd., H-Shares	184,134
445,000	China Construction Bank Corp., H-Shares	383,646
92,000	China Shenhua Energy Co. Ltd., H-Shares	412,719
89,600	Dongfang Electric Corp. Ltd., H-Shares	445,096
308,000	Jiangxi Copper Co. Ltd., H-Shares	697,845
15,215	NetEase.com, Inc. ADR*	587,603
718,000	Nine Dragons Paper Holdings Ltd.	1,021,246
359,500	Shimao Property Holdings Ltd.	667,797
		5,083,884
	Hong Kong—1.7%
74,000	Hengan International Group Co. Ltd.	476,349
	India—0.7%
5,982	ICICI Bank Ltd. ADR*	188,134
	Indonesia—6.1%
95,500	Astra Agro Lestari Tbk PT	212,008
59,977	Astra International Tbk PT	192,964
8,580,000	Bakrieland Development Tbk PT*	240,931
1,089,500	Bank Negara Indonesia Persero Tbk PT	206,657
1,279,000	Barito Pacific Tbk PT*	182,190
1,100,500	Bumi Resources Tbk PT	264,932
561,500	Indofood Sukses Makmur Tbk PT	177,456
171,000	United Tractors Tbk PT	262,185
		1,739,323
	Israel—0.7%
7,088	Cellcom Israel Ltd.*	213,278

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Luxembourg—1.1%
12,264	Ternium SA ADR*	$308,194
	Malaysia—5.7%
547,500	Lion Industries Corp. Bhd	223,879
168,200	Parkson Holdings Bhd	249,554
176,500	Parkson Retail Group Ltd.	285,746
456,600	SapuraCrest Petroleum Bhd	275,479
203,100	Sunway City Bhd	182,408
287,900	Wah Seong Corp. Bhd	202,906
288,000	Wct Bhd	219,365
		1,639,337
	Mexico—4.6%
87,100	Corporacion GEO SAB de CV, Series B*	230,075
38,800	Desarrolladora Homex SAB de CV*	231,672
199,900	Grupo Famsa SAB de CV, Class A*	343,565
72,200	Grupo Financiero Banorte SAB de CV, Class O	231,604
142,700	Grupo Mexico SAB de CV, Series B*	287,452
		1,324,368
	Panama—0.8%
5,296	Copa Holdings SA, Class A*	223,650
	Peru—3.0%
62,193	Banco Continental	264,128
4,737	Credicorp Ltd.	326,995
11,412	Sociedad Minera Cerro Verde SA	260,194
		851,317
	Philippines—1.0%
2,215,000	JG Summit Holdings	292,765
	Poland—1.0%
3,078	BRE Bank SA*	286,327
	Russia—3.4%
24,697	Mechel ADR*	423,801
13,598	Vimpel-Communications ADR*	243,812
4,600	Wimm-Bill-Dann Foods ADR*	310,868
		978,481
	Singapore—0.8%
286,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	228,436
	South Africa—11.2%
39,302	Aspen Pharmacare Holdings Ltd.*	330,512
31,962	Aveng Ltd.	169,141
15,775	Exxaro Resources Ltd.	176,808
62,798	Illovo Sugar Ltd.	284,017
8,557	Impala Platinum Holdings Ltd.	187,875
25,130	JSE Ltd.	193,341

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares DWA Emerging Markets Technical Leaders Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,599	Kumba Iron Ore Ltd.	$226,391
1,135,655	Merafe Resources Ltd.*	202,553
13,831	MTN Group Ltd.	205,486
22,101	Murray & Roberts Holdings Ltd.	157,410
51,573	Mvelaphanda Resources Ltd.*	259,755
9,447	Naspers Ltd., Class N	340,281
51,530	Northam Platinum Ltd.	240,288
17,684	Palabora Mining Co. Ltd.	231,784
		3,205,642
	South Korea—11.8%
3,386	Cj O Shopping Co. Ltd.	223,656
14,710	Daewoo Engineering & Construction Co. Ltd.	149,858
9,760	Dongbu Insurance Co. Ltd.	296,153
2,714	GS Engineering & Construction Corp.	237,997
7,710	Hanwha Corp.	246,373
2,748	Hyundai Motor Co.	249,256
4,350	Hyundai Steel Co.	276,339
3,399	KB Financial Group, Inc. ADR*	161,249
17,720	Kia Motors Corp.*	263,205
3,399	Komipharm International Co. Ltd.*	178,903
3,597	Samsung Engineering Co. Ltd.	318,021
2,307	Samsung SDI Co. Ltd.	263,373
14,702	Seoul Semiconductor Co. Ltd.*	523,644
		3,388,027
	Thailand—4.0%
1,646,400	Asian Property Development PCL	271,375
18,200	Banpu PCL	234,691
910,000	Charoen Pokphand Foods PCL	261,156
302,600	Hana Microelectronics PCL	167,361
281,700	Thoresen Thai Agencies PCL	222,623
		1,157,206
	Turkey—6.6%
25,300	Akenerji Elektrik Uretim AS	227,701
125,758	Asya Katilim Bankasi AS*	260,864
77,953	Aygaz AS	276,927
52,075	Haci OMER Sabanci Holding As	190,939
62,907	KOC Holding AS*	160,718
45,912	Petrol Ofisi*	171,797
64,035	Turcas Petrolculuk AS	196,332
62,907	Turkiye Garanti Bankasi AS	229,112
85,121	Yapi VE Kredi Bankasi AS*	175,520
		1,889,910
	United States—0.8%
7,214	Southern Copper Corp.	227,241
	Total Common Stocks and Other Equity Interests (Cost $25,234,250)	28,702,222

Number of Shares		Value
	Money Market Fund—0.1%
28,532	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $28,532)	$28,532
	Total Investments (Cost $25,262,782)—100.4%	28,730,754
	Liabilities in excess of other assets—(0.4%)	(128,078)
	Net Assets—100.0%	$28,602,676

ADR American Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Developed International Opportunities Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.0%
	Australia—0.9%
9,239	National Australia Bank Ltd.	$249,199
10,799	Westpac Banking Corp.	257,318
		506,517
	Austria—2.4%
4,553	Andritz AG	252,654
2,280	Mayr-Melnhof Karton AG	215,634
6,137	OMV AG	254,531
8,687	RHI AG*	242,246
4,214	Vienna Insurance Group	238,692
6,964	Voestalpine AG	239,922
		1,443,679
	Bahamas—0.5%
20,778	Petrominerales Ltd.*	289,333
	Belgium—3.5%
3,362	Ackermans & van Haaren NV	244,551
5,403	Barco NV*	218,270
1,706	Bekaert SA	220,726
4,466	Compagnie d'Entreprises CFE	255,733
7,687	Compagnie Maritime Belge SA	232,393
3,418	Delhaize Group	232,991
618	D'ieteren SA	225,112
11,452	Euronav NV	224,728
486	Fortis*	2
2,146	Solvay SA	211,668
		2,066,174
	Bermuda—1.3%
43,857	Catlin Group Ltd.	238,563
187,560	Golden Ocean Group Ltd.*	260,706
30,421	Lancashire Holdings Ltd.	253,229
		752,498
	Canada—7.8%
16,635	AGF Management Ltd., Class B	248,938
13,962	Alimentation Couche Tard, Inc., Class B	246,137
6,450	Atco Ltd., Class I	253,880
4,898	Bank of Montreal	227,622
5,524	Bank of Nova Scotia	232,047
3,618	Canadian Natural Resources Ltd.	235,848
4,524	Canadian Tire Corp. Ltd., Class A	229,686
4,256	EnCana Corp.	237,059
3,943	First Quantum Minerals Ltd.	270,944
7,137	Home Capital Group, Inc.	241,831
8,964	Industrial Alliance Insurance and Financial Services, Inc.	231,173
7,608	Metro, Inc., Class A	238,368
8,944	Power Corp. of Canada	211,727
8,512	Power Financial Corp.	215,171
17,287	RONA, Inc.*	237,672

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,564	Royal Bank of Canada	$232,183
15,441	Sino-Forest Corp.*	218,313
14,168	Talisman Energy, Inc.	242,797
20,651	Thompson Creek Metals Co., Inc.*	209,539
3,499	Toronto-Dominion Bank (The)	200,351
		4,661,286
	Cayman Islands—0.4%
807,000	GCL Poly Energy Holdings Ltd.	205,128
	China—3.0%
452,000	Bank of China Ltd., H-Shares	267,109
195,000	Bank of Communications Co. Ltd., H-Shares	238,773
276,000	China Petroleum & Chemical Corp. (Sinopec), H-Shares	240,023
228,000	Dongfeng Motor Group Co. Ltd., H-Shares	276,827
202,000	PetroChina Co. Ltd., H-Shares	250,211
405,000	Shui On Land Ltd.	251,353
162,000	Yanzhou Coal Mining Co. Ltd., H-Shares	257,938
		1,782,234
	Denmark—1.6%
3,166	Carlsberg A/S, Class B	224,076
6,420	D/S Norden A/S	243,737
9,068	Sydbank A/S*	223,819
1,596	Topdanmark A/S*	231,295
		922,927
	Finland—0.4%
8,328	Metso Oyj	234,078
	France—6.9%
3,159	Alstom SA	220,579
9,361	AXA SA	235,006
2,934	BNP Paribas	222,726
2,982	Casino Guichard Perrachon SA	238,381
2,295	CNP Assurances	222,708
8,976	France Telecom SA	223,288
7,367	Groupe Steria SCA	221,741
58,018	Havas SA	221,882
2,694	Lafarge SA	220,406
5,038	Lagardere SCA	228,983
5,851	Nexity	219,102
16,605	Rexel SA*	222,949
3,250	Sanofi-Aventis SA	238,538
9,008	SCOR SE	230,264
4,400	SEB SA	246,046
3,774	Technip SA	238,493
9,409	Valeo SA*	257,243
4,235	Vinci SA	222,635
		4,130,970

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Germany—3.5%
2,328	Axel Springer AG	$243,496
11,268	GEA Group AG	213,304
5,267	Hannover Rueckversicherung AG*	238,110
4,416	Metro AG	246,029
5,358	MTU Aero Engines Holding AG	244,516
1,512	Muenchener Rueckversicherungs - Gesellschaft AG	240,132
4,276	Rheinmetall AG	233,055
2,607	RWE AG	229,636
6,806	ThyssenKrupp AG	219,918
		2,108,196
	Greece—2.1%
13,149	Alpha Bank AE*	257,835
10,126	Folli-Follie SA	245,023
18,959	Hellenic Exchanges SA Holding Clearing Settlement And Registry	272,458
7,022	National Bank of Greece SA*	262,020
13,643	Piraeus Bank SA*	238,535
		1,275,871
	Hong Kong—2.3%
280,000	China Agri-Industries Holdings Ltd.	273,127
176,000	CNOOC Ltd.	272,962
310,000	CNPC Hong Kong Ltd.	332,389
478,000	Guangdong Investment Ltd.	252,869
13,000	Jardine Strategic Holdings Ltd.	227,500
		1,358,847
	Ireland—0.8%
842,107	Anglo Irish Bank Corp. Ltd.*	—
9,576	DCC PLC	253,049
29,117	Smurfit Kappa Group PLC*	227,692
		480,741
	Italy—6.2%
27,731	Astaldi SpA	260,019
19,020	Autostrada Torino-Milano SpA	240,922
38,053	Enel SpA	227,669
22,198	Esprinet SpA	223,697
55,414	Impregilo SpA	190,502
54,344	Intesa Sanpaolo SpA*	230,523
51,275	Maire Tecnimont SpA	213,722
34,030	Mediaset SpA	222,303
17,457	Mediobanca SpA	223,699
87,980	Parmalat SpA	244,952
12,641	Prysmian SpA	223,628
34,729	Recordati SpA	270,552
8,572	Saipem SpA	254,722
27,470	Societa Iniziative Autostradali e Servizi SpA	244,197
134,095	Telecom Italia SpA	214,272
64,576	UniCredit SpA*	218,188
		3,703,567

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Japan—13.2%
13,600	Aoyama Trading Co. Ltd.	$220,557
5,800	Astellas Pharma, Inc.	215,930
20,200	Century Tokyo Leasing Corp.	229,180
20,892	COMSYS Holdings Corp.	208,643
66	DA Office Investment Corp. REIT	183,447
10,700	Exedy Corp.	224,591
33,000	Fujitsu Ltd.	199,779
11,300	Hitachi Chemical Co. Ltd.	228,946
16,200	Hosiden Corp.	200,979
16,800	IT Holdings Corp.	209,722
30,000	ITOCHU Corp.	194,874
7,300	K's Holdings Corp.	238,710
10,200	Kyoei Steel Ltd.	230,999
24,400	Kyowa Exeo Corp.	225,077
45,000	Marubeni Corp.	228,679
7,600	Miraca Holdings, Inc.	247,680
10,200	Mitsubishi Corp.	222,773
16,800	Mitsui & Co. Ltd.	226,982
10,700	Mitsumi Electric Co. Ltd.	222,227
62,000	Mizuho Securities Co. Ltd.	220,548
22,000	Mochida Pharmaceutical Co. Ltd.	227,729
51,000	Morinaga Milk Industry Co. Ltd.	238,886
24,000	Nippon Electric Glass Co. Ltd.	265,665
4,600	Nippon Telegraph & Telephone Corp.	190,566
9,200	Shimachu Co. Ltd.	219,023
149,000	Shinsei Bank Ltd.*	199,171
22,500	Sumitomo Corp.	223,707
20,700	Tokai Rubber Industries, Inc.	247,888
19,096	Tokyo Steel Manufacturing Co. Ltd.	253,573
17,200	Toppan Forms Co. Ltd.	214,335
51,000	Toshiba TEC Corp.*	210,152
15,200	Toyota Tsusho Corp.	222,996
13,900	TS Tech Co. Ltd.	272,257
4,140	USS Co. Ltd.	253,376
22,000	Yamaguchi Financial Group, Inc.	212,660
		7,832,307
	Netherlands—2.3%
13,406	Draka Holding NV*	251,699
10,854	European Aeronautic Defence and Space Co.	204,746
5,840	Heineken Holding NV	228,384
3,688	Koninklijke Vopak NV*	250,307
23,897	New World Resources NV, Class A	223,345
36,140	OCE NV*	229,928
		1,388,409
	New Zealand—0.4%
127,041	Telecom Corp. of New Zealand Ltd.	233,268

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Norway—4.2%
20,000	Acergy SA	$254,480
40,200	Atea ASA	265,982
6,090	Fred Olsen Energy ASA	237,277
11,900	Leroy Seafood Group ASA	219,291
25,400	Petroleum Geo-Services ASA*	242,057
10,592	Statoil ASA	252,629
17,800	Stolt-Nielsen SA	246,793
21,200	Telenor ASA*	275,888
16,200	TGS Nopec Geophysical Co. ASA*	248,349
33,000	Veidekke ASA	254,831
		2,497,577
	Portugal—1.6%
53,112	EDP - Energias de Portugal SA	235,641
22,681	Portugal Telecom SGPS SA	260,523
54,758	Redes Energeticas Nacionais SA	240,762
21,038	Semapa-Sociedade de Investimento e Gestao SGPS SA	233,456
		970,382
	Singapore—2.4%
25,000	DBS Group Holdings Ltd.	233,456
14,000	Jardine Cycle & Carriage Ltd.	233,842
40,000	Oversea-Chinese Banking Corp. Ltd.	219,084
101,000	SembCorp Industries Ltd.	242,651
105,000	SembCorp Marine Ltd.	262,022
20,000	United Overseas Bank Ltd.	244,253
		1,435,308
	Spain—6.1%
8,096	Abengoa SA	214,656
4,524	ACS Actividades de Construccion y Servicios SA	218,404
18,546	Almirall SA	246,273
13,475	Banco Bilbao Vizcaya Argentaria SA	242,954
33,132	Banco de Sabadell SA	224,625
24,232	Banco Popular Espanol SA	217,379
19,034	Bankinter SA	201,641
6,314	Bolsas y Mercados Espanoles	211,753
445	Construcciones y Auxiliar de Ferrocarriles SA	220,281
4,233	Corp. Financiera Alba	221,718
7,311	Endesa SA	244,757
5,572	Fomento de Construcciones y Contratas SA	227,892
55,270	Mapfre SA	238,121
8,975	Obrascon Huarte Lain SA	240,081
44,069	Promotora de Informaciones SA*	211,971
8,679	Telefonica SA	243,687
		3,626,193
	Sweden—2.6%
9,045	Cardo AB	246,229
34,358	KappAhl Holding AB	274,018

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
15,812	NCC AB, Class B	$244,367
20,644	Saab AB, Class B	275,870
17,681	Svenska Cellulosa AB, Class B	248,057
17,756	Tele2 AB, Class B	264,592
		1,553,133
	Switzerland—3.9%
2,475	Baloise Holding AG	213,006
606	Banque Cantonale Vaudoise	228,674
4,270	Credit Suisse Group AG	231,166
719	Helvetia Holding AG	230,249
3,472	Holcim Ltd.*	222,201
3,535	Schindler Holding AG	242,627
175	Sika AG	238,174
526	St. Galler Kantonalbank	240,211
659	Swisscom AG	238,861
7,037	Vontobel Holding AG	226,036
		2,311,205
	United Kingdom—18.3%
19,898	Antofagasta PLC	253,043
5,435	AstraZeneca PLC	245,650
22,996	Atkins WS PLC	214,166
43,575	BAE Systems PLC	225,896
94,459	BBA Aviation PLC	240,092
126,588	Beazley PLC	223,476
16,627	Berkeley Group Holdings PLC*	233,783
27,319	BP PLC	257,714
233,043	Bradford & Bingley PLC*	—
75,567	Brit Insurance Holdings PLC	259,460
111,879	BT Group PLC	242,138
19,207	Close Brothers Group PLC	222,569
46,493	Computacenter PLC	217,265
35,755	Daily Mail & General Trust PLC, Class A	234,392
39,725	Dairy Crest Group PLC	261,923
37,203	Davis Service Group PLC	256,639
191,345	Debenhams PLC	245,699
112,048	Enterprise Inns PLC	218,494
17,016	Eurasian Natural Resources Corp.	233,783
100,233	Ferrexpo PLC	245,350
88,573	Filtrona PLC	244,403
9,988	Go-Ahead Group PLC	234,444
42,703	Halfords Group PLC	275,505
140,933	HMV Group PLC	257,861
35,282	ICAP PLC	236,583
33,313	IMI PLC	236,833
105,925	International Personal Finance	358,457
33,359	Investec PLC	240,350
29,909	Jardine Lloyd Thompson Group PLC	223,726
55,113	JKX Oil & Gas PLC	249,462
14,027	Kazakhmys PLC*	251,792
20,584	Keller Group PLC	242,597

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
40,024	Marks & Spencer Group PLC	$225,960
65,603	Meggitt PLC	264,935
21,867	Morgan Sindall PLC	203,471
31,287	National Express Group PLC	167,609
8,245	Next PLC	243,952
64,192	Pace PLC	233,842
15,306	Petrofac Ltd.	237,537
77,051	Restaurant Group PLC	237,503
91,844	Stagecoach Group PLC	219,214
18,596	Travis Perkins PLC*	231,428
101,115	Trinity Mirror PLC*	266,843
39,430	Tullett Prebon PLC	235,930
7,688	Vedanta Resources PLC	265,236
32,409	WH Smith PLC	269,244
		10,886,249
	United States—0.4%
4,806	ACE Ltd.	246,836
	Total Common Stocks and Other Equity Interests (Cost $52,221,796)	58,902,913
	Preferred Stocks—0.4%
	Germany—0.4%
3,248	Fuchs Petrolub AG (Cost $236,007)	267,408
	Rights—0.0%
	Belgium—0.0%
28,091	Fortis, expiring 6/30/14* (Cost $0)	—
	Warrants—0.0%
	Italy—0.0%
15,843	Mediobanca SpA, expiring 03/18/11* (Cost $529)	—
	Money Market Fund—0.1%
29,674	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $29,674)	29,674
	Total Investments (Cost $52,488,006)—99.5%	59,199,995
	Other assets less liabilities—0.5%	314,019
	Net Assets—100.0%	$59,514,014

REIT Real Estate Investment Trust

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Emerging Markets Infrastructure Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests—97.1%
	Australia—0.9%
27,953	Leighton Holdings Ltd.	$891,074
	Bermuda—1.1%
15,104,400	HKC Holdings Ltd.*	1,185,069
	Brazil—13.3%
74,470	Cia Siderurgica Nacional SA ADR	2,469,425
98,694	Gerdau SA ADR	1,490,279
276,634	Vale SA ADR	7,051,401
276,800	Weg SA	2,743,971
		13,755,076
	Cayman Islands—2.0%
3,564,000	Lonking Holdings Ltd.	2,057,343
	Chile—1.7%
69,751	CAP SA	1,810,351
	China—13.8%
510,000	Angang Steel Co. Ltd., H-Shares	940,092
204,000	Anhui Conch Cement Co. Ltd., H-Shares	1,319,941
322,000	China Communications Construction Co. Ltd., H-Shares	346,175
2,279,000	China Molybdenum Co. Ltd., H-Shares	1,874,245
1,154,000	China National Building Material Co. Ltd., H-Shares	2,477,677
282,400	Dongfang Electric Corp. Ltd., H-Shares	1,402,847
2,290,000	Harbin Power Equipment Co. Ltd., H-Shares	2,127,258
6,144,000	Hunan Non-Ferrous Metal Corp. Ltd., H-Shares*	1,868,105
642,000	Jiangxi Copper Co. Ltd., H-Shares	1,454,599
1,168,000	Shanghai Electric Group Co. Ltd., H-Shares	550,000
		14,360,939
	France—5.9%
27,102	Alstom SA	1,882,696
3,327	Areva SA	1,753,061
47,173	Vinci SA	2,468,226
		6,103,983
	India—2.8%
54,950	Larsen & Toubro Ltd. GDR	1,807,160
66,496	Sterlite Industries India Ltd. ADR*	1,048,642
		2,855,802
	Indonesia—7.9%
4,451,500	Aneka Tambang TBK PT	1,034,495
1,718,000	Indocement Tunggal Prakarsa TBK PT	1,956,230
2,070,000	International Nickel Indonesia TBK PT*	857,828
2,767,500	Semen Gresik Persero TBK PT	1,955,803
1,554,500	United Tractors Tbk PT	2,383,435
		8,187,791

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Ireland—0.9%
30,245	Ingersoll-Rand PLC	$955,440
	Israel—1.7%
197,272	Ormat Industries Ltd.	1,724,411
	Malaysia—4.1%
936,200	Gamuda Bhd	854,791
614,800	IJM Corp. Bhd	857,547
1,414,400	Lafarge Malayan Cement Bhd	2,495,967
		4,208,305
	Mexico—1.7%
820,700	Empresas ICA SAB de CV*	1,806,670
	Russia—8.2%
80,586	Magnitogorsk Iron & Steel Works GDR*	761,328
194,286	Mechel ADR	3,333,948
178,931	MMC Norilsk Nickel ADR*	2,293,895
56,228	Novolipetsk Steel OJSC GDR*	1,464,528
94,564	Severstal GDR*	682,124
		8,535,823
	Singapore—4.1%
877,000	Hyflux Ltd.	1,910,024
972,000	SembCorp Marine Ltd.	2,375,937
		4,285,961
	South Africa—8.5%
98,923	African Rainbow Minerals Ltd.	1,911,147
184,399	Aveng Ltd.	975,828
199,855	Group Five Ltd.	1,020,407
251,115	Pretoria Portland Cement Co. Ltd.	1,048,934
328,005	Reunert Ltd.	2,305,374
109,854	Wilson Bayly Holmes-Ovcon Ltd.	1,587,156
		8,848,846
	Spain—0.7%
5,966	Acciona SA	728,633
	Sweden—1.0%
78,919	Atlas Copco AB, Class A	1,064,125
	Switzerland—5.5%
218,023	ABB Ltd.	4,057,747
59,004	Foster Wheeler AG*	1,651,522
		5,709,269
	Taiwan—5.9%
1,230,392	China Steel Corp.	1,092,393
2,804,794	Chung Hung Steel Corp.*	1,060,886
1,049,000	CTCI Corp.	912,238
1,538,000	Taiwan Cement Corp.	1,577,904
1,496,505	Tung Ho Steel Enterprise Corp.	1,422,493
		6,065,914

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Emerging Markets Infrastructure Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	United States—5.4%
56,476	Caterpillar, Inc.	$3,109,568
16,867	Fluor Corp.	749,232
17,071	ITT Corp.	865,500
42,934	KBR, Inc.	878,859
		5,603,159
	Total Common Stocks and Other Equity Interests (Cost $87,877,227)	100,743,984
	Warrants—0.0%
	Malaysia—0.0%
20	IJM Corp. Bhd, expiring 10/24/14* (Cost $2)	7
	Total Investments (Cost $87,877,229)—97.1%	100,743,991
	Other assets less liabilities—2.9%	3,042,011
	Net Assets—100.0%	$103,786,002

ADR American Depositary Receipt

GDR Global Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests—98.9%
	Australia—71.6%
9,107	AGL Energy Ltd.	$113,316
48,487	Amcor Ltd.	250,642
50,027	AMP Ltd.	264,608
207,509	APA Group	589,299
73,746	Australia and New Zealand Banking Group Ltd.	1,509,903
185,731	Australian Infrastructure Fund	294,118
37,944	AXA Asia Pacific Holdings Ltd.	142,582
16,618,508	Babcock & Brown Infrastructure Group*	537,680
62,669	BHP Billiton Ltd.	2,063,218
167,135	BlueScope Steel Ltd.	444,632
38,626	Boral Ltd.	197,776
37,222	Brambles Ltd.	235,562
8,494	Caltex Australia Ltd.*	77,307
44,359	CFS Retail Property Trust REIT	76,514
8,188	Coca-Cola Amatil Ltd.	78,144
39,410	Commonwealth Bank of Australia	1,828,180
1,075,135	ConnectEast Group	382,396
28,562	Consolidated Media Holdings Ltd.	77,762
21,911	Crown Ltd.	160,104
2,690	CSL Ltd.	75,819
233,887	Dexus Property Group REIT	165,879
58,607	Fairfax Media Ltd.	83,374
2,821,113	FKP Property Group	1,745,391
29,261	Foster's Group Ltd.	144,055
1,011,958	Goodman Group REIT	544,702
724,554	GPT Group REIT	371,180
656,750	GPT Group-In Specie*	—
280,831	Hastings Diversified Utilities Fund	251,543
34,426	Incitec Pivot Ltd.	80,613
257,165	Infigen Energy	328,862
64,502	Insurance Australia Group Ltd.	217,810
3,399	Leighton Holdings Ltd.	108,352
27,156	Lend Lease Corp. Ltd. REIT	225,963
18,031	Macquarie Group Ltd.	792,711
172,164	Macquarie Infrastructure Group	221,161
699,701	Macquarie Media Group Ltd.	1,148,648
295,168	MAP Group	753,690
20,868	Metcash Ltd.	88,074
199,907	Mirvac Group REIT	262,746
75,953	National Australia Bank Ltd.	2,014,502
82,147	OneSteel Ltd.	223,880
9,778	Orica Ltd.	208,215
9,353	Origin Energy Ltd.	134,626
105,976	PaperlinX Ltd.*	51,714
90,194	Qantas Airways Ltd.	225,127
15,295	QBE Insurance Group Ltd.	309,205
20,793	Rio Tinto Ltd.	1,156,994
10,173	Santos Ltd.	136,125
5,300	Sims Metal Management Ltd.	93,799

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
800,852	SP Ausnet	$631,765
111,164	Stockland REIT	370,695
72,171	Suncorp-Metway Ltd.	566,678
24,405	TABCORP Holdings Ltd.	156,278
31,373	Tatts Group Ltd.	69,733
112,062	Telstra Corp. Ltd.	334,284
16,890	Toll Holdings Ltd.	128,520
250,272	Transurban Group	1,019,329
26,681	Wesfarmers Ltd.	668,332
4,088	Wesfarmers Ltd. - PPS	102,816
26,488	Westfield Group REIT	288,073
52,354	Westpac Banking Corp.	1,228,343
4,446	Woodside Petroleum Ltd.	187,205
18,006	Woolworths Ltd.	462,648
		27,703,202
	Cayman Islands—0.3%
814,301	Hutchison Telecommunications Hong Kong Holdings Ltd.	140,220
	China—0.3%
68,500	Fosun International	46,398
1,273,612	Semiconductor Manufacturing International Corp.*	62,219
		108,617
	Hong Kong—18.2%
46,262	Bank of East Asia Ltd. (The)	162,280
118,932	BOC Hong Kong Holdings Ltd.	273,766
56,904	Cathay Pacific Airways Ltd.*	92,199
28,673	Cheung Kong Holdings Ltd.	363,895
2,986	Cheung Kong Infrastructure Holdings Ltd.	10,617
14,324	China Merchants Holdings International Co. Ltd.	45,684
46,724	China Mobile Ltd.	438,008
18,000	China Overseas Land & Investment Ltd.	38,806
30,434	China Resources Enterprise Ltd.	101,928
8,000	China Resources Power Holdings Co. Ltd.	16,573
92,214	China Unicom Hong Kong Ltd.	117,249
9,721	Chinese Estates Holdings Ltd.	16,666
40,433	Citic Pacific Ltd.	104,199
22,845	CLP Holdings Ltd.	153,107
205,140	CNOOC Ltd.	307,223
33,080	COSCO Pacific Ltd.	45,695
19,303	Esprit Holdings Ltd.	128,498
92,406	Foxconn International Holdings Ltd.*	81,158
4,928	Guoco Group Ltd.	55,275
17,799	Hang Lung Group Ltd.	89,220
29,427	Hang Lung Properties Ltd.	111,209
10,660	Hang Seng Bank Ltd.	150,594
23,580	Henderson Land Development Co. Ltd.	166,702
40,381	Hong Kong and China Gas Co. Ltd.	97,151

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,863	Hong Kong Exchanges & Clearing Ltd.	$138,408
18,684	Hongkong Electric Holdings Ltd.	99,919
43,000	Hongkong Land Holdings Ltd.	202,986
814,301	Hutchison Telecommunications International Ltd.	163,096
86,948	Hutchison Whampoa Ltd.	610,274
4,400	Jardine Matheson Holdings Ltd.	130,809
3,500	Jardine Strategic Holdings Ltd.	60,764
13,890	Kerry Properties Ltd.	77,447
335,151	Lenovo Group Ltd.	186,609
29,667	Li & Fung Ltd.	123,383
33,500	Link (The) REIT	75,441
23,194	MTR Corp.	82,148
95,602	New World Development Co. Ltd.	205,777
92,000	Noble Group Ltd.	168,495
13,000	NWS Holdings Ltd.	24,684
19,439	Orient Overseas International Ltd.	94,843
102,029	PCCW Ltd.	25,059
24,000	Shangri-La Asia Ltd.	46,163
57,895	Sino Land Co. Ltd.	110,114
147,000	SJM Holdings Ltd.	74,943
34,888	Sun Hung Kai Properties Ltd.	528,567
35,020	Swire Pacific Ltd., Class A	426,768
34,236	Wharf Holdings Ltd. (The)	184,980
14,236	Yue Yuen Industrial Holdings Ltd.	39,669
		7,049,048
	Netherlands—1.6%
98,460	James Hardie Industries NV*	626,427
	New Zealand—0.9%
27,001	Fletcher Building Ltd.	160,685
106,811	Telecom Corp. of New Zealand Ltd.	194,313
		354,998
	Singapore—5.8%
53,000	Capitaland Ltd.	154,023
14,000	City Developments Ltd.	98,298
34,000	DBS Group Holdings Ltd.	312,025
44,000	Fraser and Neave Ltd.	120,054
4,000	Jardine Cycle & Carriage Ltd.	65,830
26,000	Keppel Corp. Ltd.	149,745
85,000	Neptune Orient Lines Ltd.	94,805
47,000	Oversea-Chinese Banking Corp. Ltd.	253,821
21,000	SembCorp Industries Ltd.	49,585
17,000	Singapore Airlines Ltd.	163,375
31,000	Singapore Press Holdings Ltd.	85,074
20,000	Singapore Technologies Engineering Ltd.	40,380
116,000	Singapore Telecommunications Ltd.	241,069
26,000	United Overseas Bank Ltd.	312,327
22,000	Wilmar International Ltd.	97,205
		2,237,616

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	South Korea—0.2%
6,600	STX Pan Ocean Co. Ltd.	$61,633
	Total Common Stocks and Other Equity Interests (Cost $34,243,968)	38,281,761
	Rights—0.5%
	Australia—0.5%
699,701	Macquarie Media Group Ltd., expiring 12/3/09*	189,675
26,833	MAP Group, expiring 11/15/09*	13,820
	Total Rights (Cost $0)	203,495
	Money Market Fund—0.6%
222,220	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $222,220)	222,220
	Total Investments (Cost $34,466,188)—100.0%	38,707,476
	Liabilities in excess of other assets—(0.0%)	(17,073)
	Net Assets—100.0%	$38,690,403

PPS Price Protected Share

REIT Real Estate Investment Trust

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.2%
	Australia—7.7%
3,444	AGL Energy Ltd.	$43,163
18,508	Amcor Ltd.	96,162
19,129	AMP Ltd.	102,846
79,371	APA Group	227,351
28,061	Australia and New Zealand Banking Group Ltd.	584,708
70,830	Australian Infrastructure Fund	113,604
14,483	AXA Asia Pacific Holdings Ltd.	55,488
6,159,358	Babcock & Brown Infrastructure Group*	205,927
23,794	BHP Billiton Ltd.	805,185
64,269	BlueScope Steel Ltd.	175,382
14,900	Boral Ltd.	78,089
14,371	Brambles Ltd.	92,458
3,285	Caltex Australia Ltd.*	30,455
16,922	CFS Retail Property Trust REIT	29,588
3,127	Coca-Cola Amatil Ltd.	30,064
15,038	Commonwealth Bank of Australia	709,991
410,393	ConnectEast Group	148,333
10,871	Consolidated Media Holdings Ltd.	29,960
8,345	Crown Ltd.	62,209
1,015	CSL Ltd.	28,890
89,767	Dexus Property Group REIT	65,296
20,962	Fairfax Media Ltd.	30,495
1,076,402	FKP Property Group	675,983
11,425	Foster's Group Ltd.	56,677
332,411	Goodman Group REIT	186,227
276,571	GPT Group REIT	146,197
231,466	GPT Group-In Specie*	—
108,391	Hastings Diversified Utilities Fund	98,432
13,365	Incitec Pivot Ltd.	32,124
83,973	Infigen Energy	109,264
24,785	Insurance Australia Group Ltd.	84,656
1,221	Leighton Holdings Ltd.	39,719
10,604	Lend Lease Corp. Ltd.	89,877
6,883	Macquarie Group Ltd.	310,974
65,717	Macquarie Infrastructure Group	85,807
267,129	Macquarie Media Group Ltd.	446,549
112,902	MAP Group	292,792
8,065	Metcash Ltd.	34,251
76,307	Mirvac Group REIT	103,082
28,805	National Australia Bank Ltd.	776,942
31,665	OneSteel Ltd.	88,699
3,682	Orica Ltd.	79,849
3,649	Origin Energy Ltd.	52,987
42,820	PaperlinX Ltd.*	21,281
34,492	Qantas Airways Ltd.	87,268
5,877	QBE Insurance Group Ltd.	120,919
7,991	Rio Tinto Ltd.	460,534
3,883	Santos Ltd.	52,981

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,025	Sims Metal Management Ltd.	$36,266
305,695	SP Ausnet	243,079
42,396	Stockland REIT	144,425
27,606	Suncorp-Metway Ltd.	221,011
9,230	TABCORP Holdings Ltd.	59,633
11,995	Tatts Group Ltd.	26,880
43,758	Telstra Corp. Ltd.	131,272
6,447	Toll Holdings Ltd.	49,925
95,728	Transurban Group	394,439
10,205	Wesfarmers Ltd.	259,025
1,583	Wesfarmers Ltd. - PPS	40,437
10,182	Westfield Group REIT	112,890
19,969	Westpac Banking Corp.	475,820
1,709	Woodside Petroleum Ltd.	73,661
6,926	Woolworths Ltd.	179,176
		10,727,654
	Austria—0.7%
6,712	Erste Group Bank AG	272,339
23,075	Immoeast AG*	122,906
28,506	Immofinanz Immobilien Anlagen AG*	98,419
287	Oesterreichische Post AG	8,406
2,126	OMV AG	88,176
879	Raiffeisen International Bank Holding AG	52,032
919	Strabag SE	28,461
3,355	Telekom Austria AG	55,194
270	Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	12,186
397	Vienna Insurance Group	22,487
3,526	Voestalpine AG	121,477
4,148	Wienerberger AG*	75,400
		957,483
	Belgium—1.9%
8,720	Agfa Gevaert NV*	52,879
2,833	Anheuser-Busch InBev NV	133,779
3	Banque Nationale de Belgique	15,227
1,321	Belgacom SA	49,701
45	Colruyt SA	10,746
326	Compagnie Nationale a Portefeuille	17,102
1,202	Delhaize Group	81,935
42,823	Dexia SA*	358,881
92	D'ieteren SA	33,512
259,832	Fortis*	1,131,706
1,470	Fortis Strip VVPR*	4
832	Groupe Bruxelles Lambert SA	73,716
1,143	KBC Ancora*	27,944
10,021	KBC Groep NV*	433,511
103	Mobistar SA	7,109
190	Sofina SA	17,841
605	Solvay SA	59,674

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,075	UCB SA	$46,108
1,885	Umicore	57,710
		2,609,085
	Bermuda—0.0%
1,020	Frontline Ltd.	23,684
2,100	Seadrill Ltd.*	44,079
		67,763
	Canada—5.0%
635	Agrium, Inc.	29,675
2,450	Alimentation Couche Tard, Inc., Class B	43,191
666	Atco Ltd., Class I	26,215
7,491	Bank of Montreal	348,124
8,991	Bank of Nova Scotia	377,685
2,629	Barrick Gold Corp.	95,085
2,888	BCE, Inc.	69,412
1,692	Biovail Corp.	22,933
180	Bombardier, Inc., Class A	735
20,218	Bombardier, Inc., Class B	82,396
4,844	Brookfield Asset Management, Inc., Class A	102,708
4,392	Brookfield Properties Corp.	45,869
3,742	Canadian Imperial Bank of Commerce	215,377
2,652	Canadian National Railway Co.	128,759
3,154	Canadian Natural Resources Ltd.	205,601
1,590	Canadian Pacific Railway Ltd.	69,227
926	Canadian Tire Corp. Ltd., Class A	47,014
602	Canadian Utilities Ltd., Class A	21,533
10,152	Celestica, Inc.*	84,066
2,962	CGI Group, Inc., Class A*	36,351
251	Empire Co. Ltd., Class A	10,017
1,894	Enbridge, Inc.	74,005
4,371	EnCana Corp.	243,465
142	Fairfax Financial Holdings Ltd.	51,025
2,103	Finning International, Inc.	31,158
705	George Weston Ltd.	36,101
2,774	Gerdau Ameristeel Corp.	18,953
1,701	Goldcorp, Inc.	62,816
1,907	Great-West Lifeco, Inc.	41,957
1,598	Husky Energy, Inc.	42,279
757	IGM Financial, Inc.	27,091
1,161	Imperial Oil Ltd.	43,866
1,019	Intact Financial Corp.	31,122
3,589	Jean Coutu Group PJC, Inc. (The), Class A	29,386
1,540	Kinross Gold Corp.	28,736
1,321	Loblaw Cos. Ltd.	36,618
3,487	Magna International, Inc., Class A	138,256
341	Manitoba Telecom Services, Inc.	9,943
19,784	Manulife Financial Corp.	372,833
904	Metro, Inc., Class A	28,323
1,589	National Bank of Canada	83,182
3,223	Nexen, Inc.	69,654

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,216	Onex Corp.	$27,555
530	Potash Corp. of Saskatchewan, Inc.	49,649
7,480	Power Corp. of Canada	177,070
3,408	Power Financial Corp.	86,149
1,992	Quebecor, Inc., Class B	40,887
816	Research In Motion Ltd.*	48,345
1,738	RioCan REIT	29,591
2,054	Rogers Communications, Inc., Class B	60,541
11,773	Royal Bank of Canada	598,924
652	Sears Canada, Inc.*	13,407
1,807	Shaw Communications, Inc., Class B	32,292
890	Shoppers Drug Mart Corp.	35,519
7,667	Sun Life Financial, Inc.	213,028
12,726	Suncor Energy, Inc.	424,358
7,650	Talisman Energy, Inc.	131,098
19,112	Teck Resources Ltd., Class B*	557,286
520	Telus Corp.	16,408
425	Telus Corp. NVTG	12,724
6,012	Thomson Reuters Corp.	192,103
7,459	Toronto-Dominion Bank (The)	427,099
1,173	TransAlta Corp.	21,986
4,042	TransCanada Corp.	124,427
2,244	Yamana Gold, Inc.	23,915
		6,907,103
	Cayman Islands—0.0%
314,864	Hutchison Telecommunications Hong Kong Holdings Ltd.	54,846
	China—0.0%
25,000	Fosun International	17,290
485,751	Semiconductor Manufacturing International Corp.*	24,130
		41,420
	Denmark—0.7%
5	A P Moller - Maersk A/S, Class A	33,604
20	A P Moller - Maersk A/S, Class B	137,983
1,058	Carlsberg A/S, Class B	74,881
595	Danisco A/S	37,334
25,943	Danske Bank A/S*	603,045
1,525	Novo Nordisk A/S, Class B	95,235
227	Trygvesta A/S	16,471
537	Vestas Wind Systems A/S*	38,166
		1,036,719
	Finland—1.2%
2,049	Elisa Oyj	39,876
3,443	Fortum Oyj	81,940
1,899	Kesko Oyj, Class B	63,547
917	Kone Oyj, Class B	34,433
3,594	Metso Oyj	101,018

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
50,798	M-real Oyj, Class B*	$74,200
2,315	Neste Oil Oyj	41,193
36,630	Nokia Oyj	466,415
2,420	Outokumpu Oyj	40,312
3,399	Pohjola Bank PLC	38,014
1,624	Rautaruukki Oyj	33,354
7,034	Sampo Oyj, Class A	169,374
723	Sanoma Oyj	13,420
24,657	Stora Enso Oyj, Class R	187,722
13,132	UPM-Kymmene Oyj	158,493
1,065	Wartsila Oyj	38,797
2,966	YIT Oyj	57,634
		1,639,742
	France—10.5%
1,403	Accor SA	67,639
201	Aeroports de Paris	15,341
6,547	Air France-KLM*	101,041
1,486	Air Liquide SA	160,931
75,475	Alcatel-Lucent*	286,194
1,277	Alstom SA	89,167
2,173	Arkema SA	83,536
1,024	Atos Origin SA*	48,257
63,601	AXA SA	1,596,690
19,059	BNP Paribas	1,446,806
3,722	Bouygues SA	176,556
1,526	Cap Gemini	71,171
9,400	Carrefour SA	405,953
659	Casino Guichard Perrachon SA	52,680
897	Christian Dior SA	89,970
164	Ciments Francais SA	17,984
782	CNP Assurances	75,886
10,065	Compagnie de Saint-Gobain	494,593
2,070	Compagnie Generale de Geophysique-Veritas*	41,247
2,220	Compagnie Generale des Etablissements Michelin, Class B	165,577
17,126	Credit Agricole SA	331,145
3,185	DANONE SA	192,460
990	Eiffage SA	54,250
1,851	Electricite de France	103,780
83	Eramet	26,078
806	Essilor International SA	45,369
99	Esso SA Francaise	13,595
316	Euler Hermes SA	25,219
787	Eurazeo	49,803
470	Eutelsat Communications	15,013
3,728	Faurecia*	72,661
476	Fonciere des Regions REIT	52,709
20,984	France Telecom SA	522,000
5,360	GDF Suez	225,429

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
364	Gecina SA REIT	$38,969
182	Hermes International	25,454
520	Imerys SA	28,695
574	JC Decaux SA*	11,662
536	Klepierre REIT	22,322
3,904	Lafarge SA	319,401
2,016	Lagardere SCA	91,630
946	Legrand SA	25,822
1,315	L'Oreal SA	135,175
2,033	LVMH Moet Hennessy Louis Vuitton SA	211,921
1,013	M6-Metropole Television	24,534
29,920	Natixis*	169,519
714	Nexans SA	50,788
565	Nexity	21,158
1,102	PagesJaunes Groupe	13,569
1,450	Pernod-Ricard SA	121,497
1,587	PPR	174,117
11,748	PSA Peugeot Citroen*	385,759
1,057	Publicis Groupe	40,392
1,663	Rallye SA	56,778
13,517	Renault SA*	610,276
2,551	Rexel SA*	34,251
5,414	Rhodia SA*	80,440
152	SA des Ciments Vicat	12,671
2,350	Safran SA	38,140
6,757	Sanofi-Aventis SA	495,939
2,154	Schneider Electric SA	225,678
1,561	SCOR SE	39,903
1,644	Sequana*	19,704
85	Societe des Autoroutes Paris-Rhin-Rhone	6,415
216	Societe Fonciere Financiere et de Participations	12,923
13,343	Societe Generale	893,393
2,558	Societe Television Francaise 1	40,403
948	Sodexo	54,425
12,130	STMicroelectronics NV	98,238
4,419	Suez Environnement SA	98,680
1,060	Technip SA	66,985
647	Thales SA	31,521
30,806	Thomson SA*	43,135
21,983	Total SA	1,317,989
722	Unibail-Rodamco SE REIT	160,803
3,707	Valeo SA*	101,350
597	Vallourec SA	94,867
7,226	Veolia Environnement	237,487
4,552	Vinci SA	239,300
12,145	Vivendi SA	338,945
574	Wendel	32,098
		14,611,851

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Germany—9.1%
1,601	Adidas AG	$74,409
9,492	Allianz SE	1,092,948
84	Axel Springer AG	8,786
12,981	BASF SE	699,078
4,692	Bayer AG	326,964
6,755	Bayerische Motoren Werke (BMW) AG	331,840
551	BayWa AG	17,934
279	Beiersdorf AG	17,248
557	Bilfinger Berger AG	35,996
1,804	Celesio AG	44,956
59,226	Commerzbank AG*	620,434
34,293	Daimler AG	1,673,770
20,608	Deutsche Bank AG	1,506,774
890	Deutsche Boerse AG	72,381
5,436	Deutsche Lufthansa AG	84,216
21,105	Deutsche Post AG	357,947
2,475	Deutsche Postbank AG*	77,015
45,145	Deutsche Telekom AG	618,800
24,089	E.ON AG	927,294
349	Fraport AG	16,478
886	Fresenius Medical Care AG & Co. KGaA	43,074
137	Fresenius SE	6,844
1,873	GEA Group AG	35,456
151	Generali Deutschland Holding AG	14,568
690	Hannover Rueckversicherung AG*	31,193
4,213	HeidelbergCement AG	253,181
3,902	Heidelberger Druckmaschinen AG*	28,844
748	Henkel AG & Co. KGaA	29,401
1,337	Hochtief AG	101,218
115,478	Infineon Technologies AG*	522,221
393	K+S AG	21,559
1,113	Kloeckner & Co. SE*	24,518
2,117	Lanxess AG	66,625
1,042	Linde AG	109,756
1,888	MAN SE	155,941
964	Merck KGaA	90,901
3,656	Metro AG	203,687
2,302	Muenchener Rueckversicherungs - Gesellschaft AG	365,598
176	Rheinmetall AG	9,593
3,714	RWE AG	327,145
609	Salzgitter AG	55,027
2,685	SAP AG	122,017
8,575	Siemens AG	777,718
646	Suedzucker AG	13,401
10,022	ThyssenKrupp AG	323,835
1,589	Tognum AG	24,406
13,717	TUI AG*	95,426

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
544	Volkswagen AG	$88,805
155	Wacker Chemie AG	22,385
		12,569,611
	Greece—0.7%
9,875	Alpha Bank AE*	193,636
1,274	Coca-Cola Hellenic Bottling Co. SA	33,647
8,371	EFG Eurobank Ergasias SA*	134,626
2,021	Hellenic Petroleum SA	24,750
3,371	Hellenic Telecommunications Organization SA	57,198
5,429	Marfin Investment Group SA	21,948
8,784	National Bank of Greece SA*	327,767
1,459	OPAP SA	37,457
6,823	Piraeus Bank SA*	119,294
1,669	Public Power Corp. SA*	34,352
		984,675
	Guernsey—0.1%
45,333	HSBC Infrastructure Co. Ltd.	85,186
	Hong Kong—1.9%
18,295	Bank of East Asia Ltd. (The)	65,624
46,242	BOC Hong Kong Holdings Ltd.	108,829
22,085	Cathay Pacific Airways Ltd.*	36,304
9,435	Cheung Kong Holdings Ltd.	122,103
1,445	Cheung Kong Infrastructure Holdings Ltd.	5,174
4,908	China Merchants Holdings International Co. Ltd.	16,053
17,685	China Mobile Ltd.	168,858
6,000	China Overseas Land & Investment Ltd.	13,223
11,605	China Resources Enterprise Ltd.	39,605
29,923	China Unicom Hong Kong Ltd.	39,227
7,384	Chinese Estates Holdings Ltd.	12,767
13,234	Citic Pacific Ltd.	34,578
7,710	CLP Holdings Ltd.	51,829
78,324	CNOOC Ltd.	121,474
11,396	COSCO Pacific Ltd.	16,057
7,238	Esprit Holdings Ltd.	49,077
34,478	Foxconn International Holdings Ltd.*	31,096
1,379	Guoco Group Ltd.	15,524
6,072	Hang Lung Group Ltd.	31,025
10,607	Hang Lung Properties Ltd.	40,921
4,069	Hang Seng Bank Ltd.	58,539
7,863	Henderson Land Development Co. Ltd.	56,612
13,508	Hong Kong & China Gas Co. Ltd.	32,697
2,973	Hong Kong Exchanges & Clearing Ltd.	53,627
6,054	Hongkong Electric Holdings Ltd.	32,495
14,000	Hongkong Land Holdings Ltd.	66,920
317,864	Hutchison Telecommunications International Ltd.	64,391

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
33,856	Hutchison Whampoa Ltd.	$241,790
1,600	Jardine Matheson Holdings Ltd.	47,968
1,000	Jardine Strategic Holdings Ltd.	17,500
4,987	Kerry Properties Ltd.	28,441
128,590	Lenovo Group Ltd.	73,170
10,981	Li & Fung Ltd.	46,615
13,000	Link (The) REIT	29,622
7,875	MTR Corp.	28,197
35,928	New World Development Co. Ltd.	78,900
33,800	Noble Group Ltd.	63,320
4,000	NWS Holdings Ltd.	7,721
6,664	Orient Overseas International Ltd.	33,233
37,320	PCCW Ltd.	9,197
8,000	Shangri-La Asia Ltd.	15,587
20,078	Sino Land Co. Ltd.	39,015
57,000	SJM Holdings Ltd.	29,418
11,733	Sun Hung Kai Properties Ltd.	181,212
13,308	Swire Pacific Ltd., Class A	164,842
12,001	Wharf Holdings Ltd. (The)	66,197
5,148	Yue Yuen Industrial Holdings Ltd.	14,480
		2,601,054
	Ireland—1.7%
236,051	Allied Irish Banks PLC*	652,331
5,231	Anglo Irish Bank Corp. Ltd.*	—
6,743	CRH PLC	165,640
402,347	Governor & Co. of the Bank of Ireland (The)*	1,009,193
52,139	Irish Life & Permanent PLC*	379,258
801	Kerry Group PLC, Class A	23,814
3,585	Ryanair Holdings PLC*	15,604
10,524	Smurfit Kappa Group PLC*	82,297
		2,328,137
	Israel—0.3%
19,513	Bank Hapoalim BM*	72,245
9,322	Bank Leumi Le-Israel BM*	36,929
13,586	Bezeq Israeli Telecommunication Corp. Ltd.	30,485
602	Cellcom Israel Ltd.	18,043
63	Delek Group Ltd.	10,471
734	Discount Investment Corp.	17,372
696	IDB Holding Corp. Ltd.	16,568
1,439	Israel Chemicals Ltd.	17,183
27	Israel Corp. Ltd. (The)	18,817
8,384	Israel Discount Bank Ltd., Class A*	16,260
52,126	Oil Refineries Ltd.	28,963
1,657	Teva Pharmaceutical Industries Ltd.	82,773
		366,109
	Italy—5.2%
12,989	A2A SpA	24,090
24,012	Assicurazioni Generali SpA	607,953

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,489	Atlantia SpA	$82,880
2,323	Autogrill SpA*	26,289
4,452	Banca Carige SpA	12,619
40,354	Banca Monte dei Paschi di Siena SpA	77,045
8,424	Banca Popolare di Milano Scarl	63,016
27,862	Banco Popolare Societa Cooperativa*	243,776
1,151	Benetton Group SpA	11,174
1,597	Buzzi Unicem SpA	26,956
11,237	Compagnie Industriali Riunite SpA*	25,433
8,874	Edison SpA	13,682
111,168	Enel SpA	665,113
31,757	Eni SpA	792,333
1,182	ERG SpA	17,544
3,194	EXOR SpA	63,479
32,116	Fiat SpA*	481,437
4,179	Finmeccanica SpA	70,538
3,024	Fondiaria-Sai SpA	55,460
1,830	Fondiaria-Sai SpA RSP	22,573
5,306	Hera SpA	11,790
149,145	Intesa Sanpaolo SpA*	632,661
1,519	Italcementi SpA	21,998
3,616	Italcementi SpA RSP	27,450
187	Italmobiliare SpA*	9,028
1,541	Italmobiliare SpA RSP*	51,067
557	Lottomatica SpA	11,933
915	Luxottica Group SpA*	22,316
12,482	Mediaset SpA	81,539
4,750	Mediobanca SpA	60,868
2,189	Mediolanum SpA	13,969
5,755	Milano Assicurazioni SpA	19,042
17,513	Parmalat SpA	48,759
128,512	Pirelli & C. SpA*	72,622
13,643	Premafin Finanziaria SpA*	22,404
1,918	Prysmian SpA	33,931
1,923	Saipem SpA	57,143
4,966	Saras SpA	16,211
10,265	Snam Rete Gas SpA	49,980
888	Societa Cattolica di Assicurazioni Scrl*	28,615
233,753	Telecom Italia Media SpA*	41,111
286,221	Telecom Italia SpA	457,356
129,645	Telecom Italia SpA RSP	143,559
8,914	Terna-Rete Elettrica Nationale SpA	35,478
9,221	UBI Banca-Unione di Banche Italiane ScpA	132,446
505,334	UniCredit SpA*	1,707,414
20,687	Unipol Gruppo Finanziario SpA*	30,156
		7,224,236
	Japan—12.7%
550	Acom Co. Ltd.	7,121
1,000	Advantest Corp.	22,757
14,200	Aeon Co. Ltd.	128,635

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
15,200	Aiful Corp.	$22,333
6,000	Aioi Insurance Co. Ltd.	26,977
2,500	Aisin Seiki Co. Ltd.	65,593
4,000	Ajinomoto Co., Inc.	37,826
500	Alfresa Holdings Corp.	21,818
4,000	All Nippon Airways Co. Ltd.	11,180
6,200	Alps Electric Co. Ltd.*	39,589
3,000	Amada Co. Ltd.	18,758
9,000	Aozora Bank Ltd.*	10,837
3,100	Asahi Breweries Ltd.	55,308
12,000	Asahi Glass Co. Ltd.	103,403
13,000	Asahi Kasei Corp.	65,632
1,400	Astellas Pharma, Inc.	52,121
6,000	Bank of Yokohama Ltd. (The)	30,027
6,300	Bridgestone Corp.	106,554
3,000	Brother Industries Ltd.	34,865
7,000	Calsonic Kansei Corp.*	19,410
900	Canon Marketing Japan, Inc.	14,725
10,400	Canon, Inc.	405,568
2,500	Casio Computer Co. Ltd.	18,753
12	Central Japan Railway Co.	80,071
3,100	Century Tokyo Leasing Corp.	35,171
4,000	Chiba Bank Ltd. (The)	25,144
2,300	Chofu Seisakusho Co. Ltd.	45,914
4,500	Chubu Electric Power Co., Inc.	100,420
600	Chugai Pharmaceutical Co. Ltd.	11,852
2,100	Chugoku Electric Power Co., Inc. (The)	42,501
12,000	Chuo Mitsui Trust Holdings, Inc.	45,205
3,900	Citizen Holdings Co. Ltd.	22,404
15,000	Cosmo Oil Co. Ltd.	40,102
4,400	Credit Saison Co. Ltd.	50,650
6,000	Dai Nippon Printing Co. Ltd.	76,425
10,350	Daiei, Inc. (The)*	38,875
2,000	Daihatsu Motor Co. Ltd.	20,857
3,500	Daiichi Sankyo Co. Ltd.	69,134
1,200	Daikin Industries Ltd.	41,759
600	Daito Trust Construction Co. Ltd.	25,387
5,000	Daiwa House Industry Co. Ltd.	54,408
21,000	Daiwa Securities Group, Inc.	113,909
4,000	Denso Corp.	112,903
1,600	Dentsu, Inc.	34,998
14,000	DIC Corp.	23,199
2,100	East Japan Railway Co.	134,788
900	Eisai Co. Ltd.	32,313
1,300	Electric Power Development Co. Ltd.	40,356
3,000	Elpida Memory, Inc.*	40,632
500	Fanuc Ltd.	42,587
22,000	Fuji Electric Holdings Co. Ltd.*	41,803
11,000	Fuji Heavy Industries Ltd.*	44,233
5	Fuji Media Holdings, Inc.	7,396
4,700	FUJIFILM Holdings Corp.	136,555

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,000	Fujikura Ltd.	$39,505
32,000	Fujitsu Ltd.	193,725
7,000	Fukuoka Financial Group, Inc.	26,061
7,000	Furukawa Electric Co. Ltd.	27,221
1,400	Fuyo General Lease Co. Ltd.	31,319
2,000	Gunma Bank Ltd. (The)	10,583
3,000	Hachijuni Bank Ltd. (The)	17,996
440	Hakuhodo DY Holdings, Inc.	22,311
6,000	Hankyu Hanshin Holdings, Inc.	26,845
8,000	Hanwa Co. Ltd.	28,458
51,500	Haseko Corp.*	40,394
7,000	Hino Motors Ltd.*	26,447
2,100	Hitachi Capital Corp.	27,097
1,100	Hitachi Chemical Co. Ltd.	22,287
800	Hitachi Construction Machinery Co. Ltd.	19,311
600	Hitachi High-Technologies Corp.	10,122
84,000	Hitachi Ltd.*	276,536
1,300	Hokkaido Electric Power Co., Inc.	25,003
9,000	Hokuhoku Financial Group, Inc.	19,786
900	Hokuriku Electric Power Co.	20,531
12,100	Honda Motor Co. Ltd.	384,976
1,300	HOYA	29,154
700	Ibiden Co. Ltd.	25,829
2,100	IBJ Leasing Co. Ltd.	36,400
400	Idemitsu Kosan Co. Ltd.	29,783
25,000	IHI Corp.*	48,608
4	INPEX Corp.	33,584
35,000	Isuzu Motors Ltd.*	76,558
13,000	ITOCHU Corp.	84,445
7,000	J Front Retailing Co. Ltd.	33,716
9,000	Japan Airlines Corp.*	11,633
38	Japan Tobacco, Inc.	107,762
5,600	JFE Holdings, Inc.	187,450
4,000	JFE Shoji Holdings, Inc.	14,803
3,000	Joyo Bank Ltd. (The)	13,356
2,900	JS Group Corp.	47,767
1,100	JSR Corp.	21,861
5,700	JTEKT Corp.	61,836
13,000	Kajima Corp.	30,877
2,000	Kaneka Corp.	13,190
25,000	Kanematsu Corp.*	20,990
5,500	Kansai Electric Power Co., Inc. (The)	118,907
3,000	Kao Corp.	67,278
14,000	Kawasaki Heavy Industries Ltd.	35,727
9,000	Kawasaki Kisen Kaisha Ltd.*	33,606
24	KDDI Corp.	128,325
3,000	Keio Corp.	18,990
2,000	Kinden Corp.	16,394
6,000	Kintetsu Corp.	21,343
5,000	Kirin Holdings Co. Ltd.	82,689
43,000	Kobe Steel Ltd.*	79,806

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,600	Komatsu Ltd.	$152,638
3,500	Konica Minolta Holdings, Inc.	33,794
4,000	Kubota Corp.	31,772
2,500	Kuraray Co. Ltd.	26,320
1,200	Kyocera Corp.	102,740
3,100	Kyushu Electric Power Co., Inc.	63,219
300	Lawson, Inc.	13,422
2,700	Leopalace21 Corp.	14,944
700	Makita Corp.	23,818
23,000	Marubeni Corp.	116,880
3,900	Marui Group Co. Ltd.	22,878
30,000	Mazda Motor Corp.	69,929
2,800	Medipal Holdings Corp.	39,439
19,000	Mitsubishi Chemical Holdings Corp.	71,785
11,800	Mitsubishi Corp.	257,718
22,000	Mitsubishi Electric Corp.*	171,586
4,000	Mitsubishi Estate Co. Ltd.	62,042
4,000	Mitsubishi Gas Chemical Co., Inc.	18,869
36,000	Mitsubishi Heavy Industries Ltd.	129,651
13,000	Mitsubishi Materials Corp.*	35,042
36,000	Mitsubishi Motors Corp.*	54,087
7,000	Mitsubishi Rayon Co. Ltd.	24,591
83,460	Mitsubishi UFJ Financial Group, Inc.	456,393
1,270	Mitsubishi UFJ Lease & Finance Co. Ltd.	38,933
13,500	Mitsui & Co. Ltd.	182,396
15,000	Mitsui Chemicals, Inc.	52,530
5,000	Mitsui Fudosan Co. Ltd.	83,186
12,000	Mitsui Mining & Smelting Co. Ltd.*	31,684
9,000	Mitsui O.S.K. Lines Ltd.	53,491
115,100	Mizuho Financial Group, Inc.	232,692
6,000	Mizuho Trust & Banking Co. Ltd.*	5,833
1,200	Murata Manufacturing Co. Ltd.	59,655
6,000	Nagoya Railroad Co. Ltd.	18,228
1,500	Namco Bandai Holdings, Inc.	15,494
1,300	NEC Capital Solutions Ltd.	17,837
41,000	NEC Corp.*	119,576
900	NEC Electronics Corp.*	6,831
200	Nidec Corp.	17,300
2,200	Nikon Corp.	42,143
200	Nintendo Co. Ltd.	51,215
1,000	Nippon Electric Glass Co. Ltd.	11,069
13,000	Nippon Express Co. Ltd.	53,999
2,000	Nippon Meat Packers, Inc.	23,707
18,000	Nippon Mining Holdings, Inc.	82,523
25,000	Nippon Oil Corp.	125,110
1,300	Nippon Paper Group, Inc.	34,611
10,000	Nippon Sheet Glass Co. Ltd.	30,270
50,000	Nippon Steel Corp.	194,985
8,000	Nippon Steel Trading Co. Ltd.	13,787
5,100	Nippon Telegraph & Telephone Corp.	211,279
40	Nippon Television Network Corp.	5,254

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
12,000	Nippon Yusen Kabushiki Kaisha	$45,205
3,000	Nipponkoa Insurance Co. Ltd.	16,704
66,500	Nissan Motor Co. Ltd.*	493,681
1,000	Nisshin Seifun Group, Inc.	13,489
12,000	Nisshin Steel Co. Ltd.	20,415
1,300	Nitto Denko Corp.	39,853
2,200	NOK Corp.	29,821
45,500	Nomura Holdings, Inc.	329,237
500	Nomura Real Estate Holdings, Inc.	8,136
6,000	NSK Ltd.	35,793
6,000	NTN Corp.	23,199
7	NTT Data Corp.	20,408
100	NTT DoCoMo, Inc.	145,714
7,000	Obayashi Corp.	26,679
2,000	Odakyu Electric Railway Co. Ltd.	16,350
9,000	OJI Paper Co. Ltd.	39,571
25,000	Oki Electric Industry Co. Ltd.*	22,923
2,200	Olympus Corp.	70,482
2,600	OMRON Corp.	44,635
400	Ono Pharmaceutical Co. Ltd.	19,090
4,400	ORIX Corp.	292,134
11,000	Osaka Gas Co. Ltd.	36,821
26,000	Panasonic Corp.	371,100
2,000	Panasonic Electric Works Co. Ltd.	25,696
16,900	Pioneer Corp.*	43,128
2,050	Promise Co. Ltd.*	13,248
1,000	Resona Holdings, Inc.	12,108
5,000	Ricoh Co. Ltd.	70,095
700	Ricoh Leasing Co. Ltd.	14,523
800	Rohm Co. Ltd.	53,822
300	Ryoshoku Ltd.	7,242
200	Sankyo Co. Ltd.	11,511
27,000	Sanyo Electric Co. Ltd.*	68,007
5,674	Sapporo Hokuyo Holdings, Inc.	19,369
800	Secom Co. Ltd.	37,561
1,500	Sega Sammy Holdings, Inc.	21,493
3,200	Seiko Epson Corp.	50,552
5,000	Sekisui Chemical Co. Ltd.	30,601
6,000	Sekisui House Ltd.	52,894
5,900	Seven & I Holdings Co. Ltd.	130,684
10,000	Sharp Corp.	109,479
900	Shikoku Electric Power Co., Inc.	25,304
8,000	Shimizu Corp.	31,021
1,300	Shin-Etsu Chemical Co. Ltd.	70,228
30,000	Shinsei Bank Ltd.*	40,102
2,000	Shizuoka Bank Ltd. (The)	20,194
20,000	Showa Denko K.K.	39,328
2,100	Showa Shell Sekiyu K.K.	20,995
200	SMC Corp.	23,288
2,300	SoftBank Corp.	55,264
94,700	Sojitz Corp.	178,896

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,000	Sompo Japan Insurance, Inc.	$60,318
15,500	Sony Corp.	476,884
3	Sony Financial Holdings, Inc.	8,769
800	Sumco Corp.	15,705
4,000	Sumikin Bussan Corp.	8,882
15,000	Sumitomo Chemical Co. Ltd.	61,147
10,100	Sumitomo Corp.	100,420
7,300	Sumitomo Electric Industries Ltd.	90,726
2,500	Sumitomo Forestry Co. Ltd.	19,333
6,000	Sumitomo Heavy Industries Ltd.*	28,104
33,000	Sumitomo Metal Industries Ltd.	86,401
3,000	Sumitomo Metal Mining Co. Ltd.	48,321
10,400	Sumitomo Mitsui Financial Group, Inc.	363,058
3,000	Sumitomo Realty & Development Co. Ltd.	58,661
1,600	Sumitomo Rubber Industries Ltd.	14,971
12,000	Sumitomo Trust & Banking Co. Ltd. (The)	64,560
500	Suzuken Co. Ltd.	17,841
4,000	Suzuki Motor Corp.	98,763
2,400	T&D Holdings, Inc.	63,897
14,000	Taiheiyo Cement Corp.*	16,549
16,000	Taisei Corp.	31,816
4,000	Takashimaya Co. Ltd.	27,397
1,300	Takata Corp.	24,817
2,900	Takeda Pharmaceutical Co. Ltd.	116,935
5,170	Takefuji Corp.	19,819
1,000	TDK Corp.	58,992
14,000	Teijin Ltd.	41,759
400	Terumo Corp.	21,299
3,000	Tobu Railway Co. Ltd.	16,438
3,000	Toho Gas Co. Ltd.	15,577
3,100	Tohoku Electric Power Co., Inc.	63,699
4,100	Tokio Marine Holdings, Inc.	108,026
300	Tokyo Broadcasting System Holdings, Inc.	4,524
7,800	Tokyo Electric Power Co., Inc. (The)	191,726
800	Tokyo Electron Ltd.	46,310
12,000	Tokyo Gas Co. Ltd.	47,592
8,000	Tokyu Corp.	35,175
6,000	Tokyu Land Corp.	24,923
3,000	TonenGeneral Sekiyu K.K.	27,574
7,000	Toppan Printing Co. Ltd.	63,798
10,000	Toray Industries, Inc.	57,888
70,000	Toshiba Corp.*	409,854
11,000	Tosoh Corp.	30,137
3,000	TOTO Ltd.	18,162
2,000	Toyo Seikan Kaisha Ltd.	34,202
600	Toyoda Gosei Co. Ltd.	17,300
400	Toyota Auto Body Co. Ltd.	7,570
900	Toyota Boshoku Corp.	19,229
1,200	Toyota Industries Corp.	33,274
23,800	Toyota Motor Corp.	962,307
4,600	Toyota Tsusho Corp.	67,486

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,000	Ube Industries Ltd.	$26,293
2,900	UNY Co. Ltd.	21,977
12	West Japan Railway Co.	42,554
22	Yahoo! Japan Corp.	6,812
940	Yamada Denki Co. Ltd.	58,049
2,300	Yamaha Corp.	24,240
2,900	Yamaha Motor Co. Ltd.	35,369
3,200	Yamato Holdings Co. Ltd.	48,042
		17,640,421
	Luxembourg—0.4%
14,353	ArcelorMittal	486,651
145	RTL Group SA	8,985
1,800	SES SA	39,187
		534,823
	Netherlands—4.5%
63,854	Aegon NV*	459,667
2,842	Akzo Nobel NV	168,903
2,056	ASML Holding NV	55,756
930	Corio NV REIT	63,429
5,107	European Aeronautic Defence and Space Co. NV	96,337
1,514	Heineken Holding NV	59,208
1,673	Heineken NV	74,337
254,430	ING Groep NV CVA*	3,354,565
37,652	James Hardie Industries NV*	245,301
10,894	Koninklijke Ahold NV	137,911
2,964	Koninklijke BAM Groep NV	35,108
2,902	Koninklijke DSM NV	127,768
13,056	Koninklijke KPN NV	237,904
7,836	Koninklijke Philips Electronics NV	198,109
1,635	Randstad Holding NV*	62,480
1,921	Reed Elsevier NV	22,505
5,383	SNS REAAL NV*	38,377
4,770	TNT NV	127,245
18,092	Unilever NV CVA	560,704
2,090	Wolters Kluwer NV	46,857
		6,172,471
	New Zealand—0.1%
10,609	Fletcher Building Ltd.	63,808
41,709	Telecom Corp. of New Zealand Ltd.	76,585
		140,393
	Norway—0.9%
760	Aker ASA, Class A	20,407
4,085	Aker Solutions ASA	49,540
20,230	DnB NOR ASA*	234,151
43,259	Norsk Hydro ASA*	286,602
15,703	Norske Skogindustrier ASA*	26,319
9,643	Orkla ASA, Class A	90,034
11,296	Statoil ASA	269,420

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,170	Storebrand ASA*	$56,164
11,704	Telenor ASA*	152,311
700	Wilh Wilhelmsen ASA, Class A	16,339
1,350	Yara International ASA	45,159
		1,246,446
	Portugal—0.3%
5,242	Banco BPI SA	17,750
47,592	Banco Comercial Portugues SA, Class R	68,113
2,694	Banco Espirito Santo SA	19,950
3,097	Brisa Auto-Estradas de Portugal SA	30,661
1,989	CIMPOR-Cimentos de Portugal SGPS SA	15,557
22,676	EDP - Energias de Portugal SA	100,606
1,812	Galp Energia SGPS SA, Class B	30,585
1,841	Jeronimo Martins SGPS SA	16,434
9,545	Portugal Telecom SGPS SA	109,637
1,768	Redes Energeticas Nacionais SA	7,774
22,560	Sonae	29,791
		446,858
	Singapore—0.6%
21,000	Capitaland Ltd.	62,164
5,000	City Developments Ltd.	35,751
12,000	DBS Group Holdings Ltd.	112,059
15,000	Fraser and Neave Ltd.	41,507
1,000	Jardine Cycle & Carriage Ltd.	16,703
9,000	Keppel Corp. Ltd.	52,704
33,000	Neptune Orient Lines Ltd.	37,517
16,000	Oversea-Chinese Banking Corp. Ltd.	87,634
8,000	SembCorp Industries Ltd.	19,220
6,000	Singapore Airlines Ltd.	58,346
11,000	Singapore Press Holdings Ltd.	30,439
7,000	Singapore Technologies Engineering Ltd.	14,315
43,000	Singapore Telecommunications Ltd.	90,394
9,000	United Overseas Bank Ltd.	109,914
7,000	Wilmar International Ltd.	31,483
		800,150
	South Korea—0.0%
2,500	STX Pan Ocean Co. Ltd.	23,739
	Spain—3.8%
2,137	Abertis Infraestructuras SA	45,687
213	Acciona SA	26,116
2,826	Acerinox SA	56,519
1,763	ACS Actividades de Construccion y Servicios SA	85,112
53,605	Banco Bilbao Vizcaya Argentaria SA	966,499
12,681	Banco de Sabadell SA	85,973
1,128	Banco Espanol de Credito SA	14,355
14,108	Banco Popular Espanol SA	126,559
99,863	Banco Santander SA	1,620,036

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,815	Criteria Caixacorp SA	$52,977
859	Enagas	17,769
890	Fomento de Construcciones y Contratas SA	36,401
1,347	Gamesa Corp. Tecnologica SA	24,803
4,459	Gas Natural SDG SA	90,100
1,495	Gestevision Telecinco SA	15,551
1,416	Grupo Ferrovial SA	59,042
3,383	Iberdrola Renovables SA	15,124
36,481	Iberdrola SA	332,644
24,001	Iberia Lineas Aereas de Espana SA*	66,575
856	Inditex SA	50,519
32,533	Inmobiliaria Colonial SA*	6,768
9,004	Mapfre SA	38,792
214	Red Electrica Corporacion SA	11,117
21,202	Repsol YPF SA	568,247
2,315	Sacyr Vallehermoso SA*	35,216
27,460	Telefonica SA	771,017
		5,219,518
	Sweden—3.2%
3,323	Assa Abloy AB, Class B	59,506
3,511	Atlas Copco AB, Class A	48,536
2,902	Atlas Copco AB, Class B	35,653
8,663	Boliden AB	107,782
8,690	Electrolux AB, Series B*	213,524
1,384	Hennes & Mauritz AB, Class B	80,062
1,587	Holmen AB, Class B	43,765
2,448	Husqvarna AB, Class A*	14,717
7,138	Husqvarna AB, Class B*	45,947
5,235	Industrivarden AB, Class A	63,833
2,295	Industrivarden AB, Class C	25,625
7,532	Investor AB, Class B	136,053
3,746	Kinnevik Investment AB, Class B	52,714
383	Lundbergforetagen AB, Class B	18,164
5,373	NCC AB, Class B	83,037
62,135	Nordea Bank AB	685,842
13,152	Sandvik AB	149,553
87,131	SAS AB*	54,357
9,019	Scania AB, Class B	118,413
4,859	Securitas AB, Class B	46,331
67,540	Skandinaviska Enskilda Banken AB, Class A*	425,180
9,326	Skanska AB, Class B	140,162
5,568	SKF AB, Class B	90,393
3,671	SSAB AB, Class A	57,775
1,268	SSAB AB, Class B	18,284
14,801	Svenska Cellulosa AB, Class B	207,652
7,687	Svenska Handelsbanken AB, Class A	204,029
35,394	Swedbank AB, Class A	315,904
5,073	Tele2 AB, Class B	75,596
22,117	Telefonaktiebolaget LM Ericsson, Class B	238,638
22,130	TeliaSonera AB	149,072

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,690	Volvo AB, Class A	$130,049
29,505	Volvo AB, Class B	287,187
		4,423,335
	Switzerland—4.5%
9,000	ABB Ltd.	168,972
1,917	Adecco SA	86,094
631	Baloise Holding AG	54,306
81	BKW FMB Energie AG	6,683
8,721	Clariant AG*	83,783
5,480	Compagnie Financiere Richemont SA	154,408
16,323	Credit Suisse Group AG	883,681
1,266	GAM Holding Ltd.	15,537
39	Givaudan SA	29,014
113	Helvetia Holding AG	36,187
3,746	Holcim Ltd.*	239,737
1,266	Julius Baer Group Ltd.	47,735
349	Kuehne & Nagel International AG	31,757
15,606	Nestle SA	728,610
12,053	Novartis AG	632,510
368	Panalpina Welttransport Holding AG	25,869
561	Pargesa Holding SA	45,077
2,599	Petroplus Holdings AG*	56,992
2,743	Roche Holding AG	441,076
152	Schindler Holding AG	10,551
104	Schindler Holding AG Participant Certificates	7,138
14	SGS SA	18,794
190	Swatch Group AG-Bearer	44,613
432	Swatch Group AG-Registered	19,486
1,606	Swiss Life Holding AG	193,488
16,664	Swiss Reinsurance Co. Ltd.	683,643
128	Swisscom AG	46,395
280	Syngenta AG	66,648
94	Synthes, Inc.	11,197
53,677	UBS AG*	906,626
2,261	Zurich Financial Services AG	520,742
		6,297,349
	United Kingdom—21.5%
41,128	3i Group PLC	178,771
18,320	Aegis Group PLC	33,218
2,850	AMEC PLC	37,888
3,784	Amlin PLC	22,074
16,380	Anglo American PLC*	598,050
3,486	Antofagasta PLC	44,332
2,921	Arriva PLC	21,209
4,026	Associated British Foods PLC	54,915
9,576	AstraZeneca PLC	432,814
81,973	Aviva PLC	518,321
24,630	BAE Systems PLC	127,683
5,043	Balfour Beatty PLC	22,087
514,765	Barclays PLC*	2,732,213

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
70,762	Barratt Developments PLC*	$157,581
9,156	BG Group PLC	159,224
29,022	BHP Billiton PLC	786,225
220,084	BP PLC	2,076,165
26,744	Bradford & Bingley PLC*	—
19,597	British Airways PLC*	58,726
8,882	British American Tobacco PLC	284,468
14,952	British Land Co. PLC REIT	116,379
5,850	British Sky Broadcasting Group PLC	51,396
229,166	BT Group PLC	495,980
2,733	Bunzl PLC	29,935
21,180	Cable & Wireless PLC	50,622
12,738	Cadbury PLC	161,779
8,524	Carnival PLC	266,539
5,778	Carphone Warehouse Group PLC (The)	17,534
36,496	Centrica PLC	149,373
18,478	Compass Group PLC	118,178
4,536	Daily Mail & General Trust PLC, Class A	29,736
14,626	Diageo PLC	240,123
5,479	Drax Group PLC	41,996
353,689	DSG International PLC*	178,865
3,433	easyJet PLC*	20,377
42,998	Enterprise Inns PLC	83,846
3,191	Eurasian Natural Resources Corp.	43,841
5,143	Experian PLC	47,389
7,394	FirstGroup PLC	45,851
55,976	Friends Provident Group PLC	75,291
10,420	G4S PLC	43,455
68,076	GKN PLC*	120,292
33,844	GlaxoSmithKline PLC	697,335
10,234	Hammerson PLC REIT	68,523
18,240	Henderson Group PLC	38,815
19,784	Home Retail Group PLC	94,996
249,697	HSBC Holdings PLC	2,772,870
4,324	ICAP PLC	28,995
5,333	Imperial Tobacco Group PLC	158,232
457,931	Inchcape PLC*	221,543
5,614	InterContinental Hotels Group PLC	72,643
11,472	International Power PLC	48,031
9,664	Invensys PLC	45,081
12,390	Investec PLC	89,269
124,259	ITV PLC	87,562
26,717	J Sainsbury PLC	145,285
2,650	Johnson Matthey PLC	61,678
5,727	Kazakhmys PLC*	102,803
17,399	Kesa Electricals PLC	38,115
67,463	Kingfisher PLC	248,649
42,701	Ladbrokes PLC	85,660
18,867	Land Securities Group PLC REIT	205,878
264,892	Legal & General Group PLC	342,758
13,174	Liberty International PLC REIT	97,958

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
472,341	Lloyds Banking Group PLC*	$677,601
28,681	Logica PLC	54,793
2,154	London Stock Exchange Group PLC	30,215
1,914	Lonmin PLC*	46,157
20,037	Man Group PLC	102,387
23,712	Marks & Spencer Group PLC	133,868
14,016	Mitchells & Butlers PLC*	54,293
24,623	Mondi PLC	136,901
5,899	National Express Group PLC	31,602
21,549	National Grid PLC	215,431
1,883	Next PLC	55,714
1,346	Northern Rock PLC*	—
227,102	Old Mutual PLC	397,553
7,213	Pearson PLC	98,981
8,606	Persimmon PLC*	57,225
128,334	Premier Foods PLC*	75,943
52,603	Prudential PLC	482,531
113,704	Punch Taverns PLC*	155,562
22,500	Rank Group PLC*	32,915
1,952	Reckitt Benckiser Group PLC	97,654
3,509	Reed Elsevier PLC	26,734
42,564	Rentokil Initial PLC*	72,967
14,758	Rexam PLC	67,384
14,807	Rio Tinto PLC	657,284
908,640	Rolls-Royce Group PLC, Class C*	1,498
15,144	Rolls-Royce Group PLC	112,781
1,107,964	Royal Bank of Scotland Group PLC*	765,591
49,457	Royal Dutch Shell PLC, Class A	1,473,111
37,887	Royal Dutch Shell PLC, Class B	1,099,139
34,334	RSA Insurance Group PLC	68,593
7,550	SABMiller PLC	199,494
8,661	Sage Group PLC (The)	30,480
1,242	Schroders PLC	22,520
590	Schroders PLC NVTG	8,792
7,091	Scottish & Southern Energy PLC	126,118
39,545	Segro PLC REIT	230,100
2,581	Severn Trent PLC	40,481
2,024	Shire PLC	35,765
3,106	Smith & Nephew PLC	27,672
3,118	Smiths Group PLC	45,896
18,265	Standard Chartered PLC	451,757
38,923	Standard Life PLC	139,866
8,597	Tate & Lyle PLC	63,726
567,664	Taylor Wimpey PLC*	346,400
67,286	Tesco PLC	451,796
16,003	Thomas Cook Group PLC	53,997
20,219	Tomkins PLC	56,024
8,573	Travis Perkins PLC*	106,691
41,745	Trinity Mirror PLC*	110,165
15,689	TUI Travel PLC	60,282

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
18,293	Unilever PLC	$551,503
4,532	United Business Media Ltd.	34,558
10,874	United Utilities Group PLC	78,956
2,358	Vedanta Resources PLC	81,351
595,794	Vodafone Group PLC	1,321,385
3,075	Whitbread PLC	64,524
14,399	William Hill PLC	39,874
22,516	William Morrison Supermarkets PLC	103,920
16,173	Wolseley PLC*	330,036
18,478	WPP PLC	167,063
38,397	Xstrata PLC*	558,549
117,165	Yell Group PLC*	98,979
		29,848,548
	Total Common Stocks and Other Equity Interests (Cost $123,522,752)	137,606,725
	Preferred Stocks—0.6%
	Germany—0.5%
851	Fresenius SE	49,609
2,070	Henkel AG & Co. KGaA	94,557
2,619	Porsche Automobil Holding SE	201,171
9,967	ProSiebenSat.1 Media AG	104,264
2,168	Volkswagen AG	216,461
		666,062
	Italy—0.1%
7,208	EXOR SpA	80,933
50,968	Unipol Gruppo Finanziario SpA*	48,542
		129,475
	Total Preferred Stocks (Cost $703,134)	795,537
	Rights—0.1%
	Australia—0.1%
267,129	Macquarie Media Group Ltd., expiring 12/3/09*	72,414
9,685	MAP Group, expiring 11/15/09*	4,988
		77,402
	Belgium—0.0%
9,214	Fortis, expiring 06/30/14*	—
	Germany—0.0%
13,717	TUI AG, expiring 11/11/09*	—
	Total Rights (Cost $0)	77,402

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2009

Number of Shares		Value
	Warrants—0.0%
	Italy—0.0%
4,269	Mediobanca SpA, expiring 03/18/11* (Cost $197)	$—
	Money Market Fund—0.0%
39,235	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $39,235)	39,235
	Total Investments (Cost $124,265,318)—99.9%	138,518,899
	Other assets less liabilities—0.1%	186,370
	Net Assets—100.0%	$138,705,269

NVTG Non Voting

PPS Price Protected Shares

REIT Real Estate Investment Trust

VVPR Voter Verified Paper Record

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.4%
	Australia—10.8%
62,440	Abacus Property Group REIT	$24,261
10,842	ABC Learning Centres Ltd.*	—
9,769	Adelaide Brighton Ltd.	25,069
14,836	Alesco Corp. Ltd.	68,370
67,748	Alumina Ltd.*	102,539
2,045	Ansell Ltd.	19,162
9,293	APN News & Media Ltd.	18,978
8,720	Aristocrat Leisure Ltd.	35,615
1,939	ASX Ltd.	59,396
131,736	Australand Property Group REIT	63,685
29,493	Australian Pharmaceutical Industries Ltd.	19,854
6,297	Australian Worldwide Exploration Ltd.*	14,851
70,593	AWB Ltd.	78,459
4,576	Bank of Queensland Ltd.	51,066
16,259	Beach Petroleum Ltd.	11,680
7,882	Bendigo and Adelaide Bank Ltd.	64,812
3,363	Billabong International Ltd.	31,604
510,942	Boart Longyear Group*	129,272
9,994	Centennial Coal Co. Ltd.	28,808
743,461	Centro Retail Group REIT	110,846
19,109	Challenger Financial Services Group Ltd.	64,751
281	Cochlear Ltd.	16,276
44,484	Commonwealth Property Office Fund REIT	35,573
4,455	Computershare Ltd.	44,039
2,116	Corporate Express Australia Ltd.	8,279
2,927	Crane Group Ltd.	23,909
47,592	CSR Ltd.	82,783
11,791	David Jones Ltd.	57,107
8,449	Downer EDI Ltd.	65,810
114,139	Elders Ltd.*	19,080
44,909	Emeco Holdings Ltd.	35,710
52,295	Envestra Ltd.	25,044
3,785	Flight Centre Ltd.	58,142
41,548	Goodman Fielder Ltd.	60,444
31,919	Gunns Ltd.	29,419
7,340	GWA International Ltd.	19,035
14,486	Harvey Norman Holdings Ltd.	52,227
4,372	Healthscope Ltd.	18,805
12,570	Hills Industries Ltd.	23,512
4,561	Iluka Resources Ltd.*	14,425
455,432	ING Industrial Fund REIT	211,937
138,432	ING Office Fund REIT	75,052
7,436	IOOF Holdings Ltd.	35,410
4,541	Macarthur Coal Ltd.	35,247
344,618	Macquarie CountryWide Trust REIT	197,737
350,665	Macquarie Office Trust REIT	101,395
71,008	Minara Resources Ltd.*	57,105
25,715	Mount Gibson Iron Ltd.*	28,348
1,909	New Hope Corp. Ltd.	7,210
1,694	Newcrest Mining Ltd.	49,442

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,844	Nufarm Ltd.	$29,707
52,375	OZ Minerals Ltd.*	56,791
240,877	Pacific Brands Ltd.*	288,395
5,111	Paladin Energy Ltd.*	19,212
1,046	Perpetual Ltd.	35,557
3,760	Platinum Asset Management Ltd.	19,264
42,643	PMP Ltd.*	23,119
5,265	Primary Health Care Ltd.	29,020
1,759	Ramsay Health Care Ltd.	16,816
2,661	Seven Network Ltd.	15,557
27,258	Sigma Pharmaceuticals Ltd.	23,152
3,639	Sonic Healthcare Ltd.	46,101
14,442	Spotless Group Ltd.	33,146
16,222	Straits Resources Ltd.*	23,673
28,929	Sunland Group Ltd.	19,213
16,051	Ten Network Holdings Ltd.	22,336
11,852	Transfield Services Ltd.	45,944
27,759	Transpacific Industries Group Ltd.*	38,126
3,809	United Group Ltd.	46,705
1,329	West Australian Newspapers Holdings Ltd.	8,983
2,493	WorleyParsons Ltd.	59,471
		3,411,868
	Austria—0.9%
109	Agrana Beteiligungs AG	10,342
570	Andritz AG	31,630
790	A-TEC Industries AG*	12,122
5,708	CA Immobilien Anlagen AG*	85,061
3,284	Conwert Immobilien Invest SE*	40,265
463	EVN AG	8,792
338	Flughafen Wien AG	17,031
152	Mayr-Melnhof Karton AG	14,376
260	Palfinger AG	6,203
932	RHI AG*	25,990
339	Semperit AG Holding	11,964
409	Zumtobel AG*	7,109
		270,885
	Belgium—1.3%
170	Ackermans & van Haaren NV	12,366
568	Barco NV*	22,946
455	Bekaert SA	58,869
162	Cofinimmo REIT	23,415
344	Compagnie d'Entreprises CFE	19,698
687	Compagnie Maritime Belge SA	20,769
352	Elia System Operator SA/NV	14,262
610	Euronav NV	11,970
74	Gimv NV	4,191
8,564	Nyrstar*	100,707
374	Omega Pharma SA	18,497
1,458	Recticel SA	10,993
7,489	RHJ International*	54,806

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
768	Telenet Group Holding NV*	$20,578
674	Tessenderlo Chemie NV	24,822
		418,889
	Bermuda—0.5%
5,183	Aquarius Platinum Ltd.*	22,273
25,000	C C Land Holdings Ltd.	13,967
6,761	Catlin Group Ltd.	36,777
4,000	China Yurun Food Group Ltd.	8,279
26,000	Citic Resources Holdings Ltd.*	7,481
11,000	Dockwise Ltd.*	16,313
120,100	HKC Holdings Ltd.*	9,608
67,000	Macquarie International Infrastructure Fund Ltd.	19,642
14,000	Mongolia Energy Corp. Ltd.*	6,033
218,000	Samling Global Ltd.	16,314
6,000	Shui On Construction and Materials Ltd.	9,398
300,000	Titan Petrochemicals Group Ltd.*	8,400
		174,485
	Canada—8.5%
2,957	AGF Management Ltd., Class B	44,251
353	Agnico-Eagle Mines Ltd.	18,876
761	Astral Media, Inc.	22,635
379	Boardwalk REIT	13,014
2,596	CAE, Inc.	20,316
1,979	Calloway REIT	32,481
2,250	Cameco Corp.	62,997
772	Canadian REIT	18,311
916	Canadian Apartment Properties REIT	11,463
1,035	Canadian Western Bank	20,542
4,284	Canfor Corp.*	24,061
7,544	Cascades, Inc.	49,023
680	CCL Industries, Inc., Class B	14,178
1,123	Centerra Gold, Inc.*	8,653
2,607	Chartwell Seniors Housing REIT	14,497
1,183	CML Healthcare Income Fund	14,694
654	Cogeco Cable, Inc.	18,809
836	Cominar REIT	13,993
39,042	Compton Petroleum Corp.*	39,868
487	Corus Entertainment, Inc., Class B	8,043
100	Daylight Resources Trust	804
1,043	Dorel Industries, Inc., Class B	28,108
637	Dundee REIT	11,383
4,671	Dundee Corp., Class A*	48,566
1,541	DundeeWealth, Inc.	17,939
1,746	Emera, Inc.	35,708
2,485	Ensign Energy Services, Inc.	35,803
3,516	Extendicare REIT	24,807
4,527	Fairborne Energy Ltd.*	18,701
487	First Capital Realty, Inc.	8,897
910	First Quantum Minerals Ltd.	62,531

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
497	FirstService Corp.*	$8,895
2,436	Flint Energy Services Ltd.*	26,572
1,883	Fortis, Inc.	44,226
540	Franco-Nevada Corp.	13,485
34	Gazit America, Inc.*	158
1,969	Gildan Activewear, Inc.*	34,840
3,830	Groupe Aeroplan, Inc.	32,924
3,935	H&R REIT	47,964
4,878	Harry Winston Diamond Corp.	40,167
3,177	HudBay Minerals, Inc.*	41,320
2,078	IAMGOLD Corp.	27,682
1,677	Industrial Alliance Insurance and Financial Services, Inc.	43,248
796	Inmet Mining Corp.	42,372
4,212	InnVest REIT	17,557
9,017	Kingsway Financial Services, Inc.	34,404
540	Laurentian Bank of Canada	19,816
6,119	Linamar Corp.	85,775
59,238	Lundin Mining Corp.*	239,218
624	MacDonald Dettwiler & Associates Ltd.*	21,375
4,700	Maple Leaf Foods, Inc.	48,911
6,534	Martinrea International, Inc.*	43,552
2,388	MDS, Inc.*	18,976
4,345	Methanex Corp.	75,267
1,661	Norbord, Inc.	22,960
350	Open Text Corp.*	13,127
20,689	OPTI Canada, Inc.*	36,492
1,193	Paramount Resources Ltd., Class A*	14,929
1,152	Primaris Retail REIT	16,844
3,414	Quadra Mining Ltd.*	47,793
1,403	Reitmans Canada Ltd., Class A	21,282
3,786	RONA, Inc.*	52,052
2,149	Russel Metals, Inc.	31,541
1,002	Saputo, Inc.	24,157
657	ShawCor Ltd., Class A	17,175
16,590	Sherritt International Corp.	106,883
1,217	Silver Wheaton Corp.*	15,365
3,607	Sino-Forest Corp.*	50,998
1,130	SNC-Lavalin Group, Inc.	45,894
3,304	Thompson Creek Metals Co., Inc.*	33,525
665	TMX Group, Inc.	17,903
848	Toromont Industries Ltd.	19,492
4,636	Torstar Corp., Class B	33,182
2,172	Transat A.T., Inc., Class B	29,318
3,690	Transcontinental, Inc., Class A	44,498
1,815	Trican Well Service Ltd.	21,331
6,899	Trinidad Drilling Ltd.	45,280
17,909	Uranium One, Inc.*	51,040
5,881	Viterra, Inc.*	56,233
947	West Fraser Timber Co. Ltd.	22,945
		2,664,895

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Cayman Islands—0.3%
12,000	Belle International Holdings Ltd.	$12,356
62,000	Bosideng International Holdings Ltd.	11,120
28,800	China Fishery Group Ltd.*	25,123
33,000	KWG Property Holding Ltd.	24,270
20,000	Tomson Group Ltd.	9,109
15,000	Want Want China Holdings Ltd.	8,884
		90,862
	China—1.0%
25,405	Agile Property Holdings Ltd.	33,501
131,965	Brilliance China Automotive Holdings Ltd.*	24,689
12,000	BYD Electronic International Co. Ltd.*	11,334
12,000	China Dongxiang Group Co.	7,447
3,000	China High Speed Transmission Equipment Group Co. Ltd.	6,116
37,000	Country Garden Holdings Co.	14,465
21,000	Greentown China Holdings Ltd.	30,727
27,000	Kingboard Laminates Holdings Ltd.	19,091
23,000	Nine Dragons Paper Holdings Ltd.	33,712
19,500	Shimao Property Holdings Ltd.	37,137
36,150	Shui On Land Ltd.	22,436
9,000	Sinotruk Hong Kong Ltd.	10,800
25,500	Soho China Ltd.	13,950
8,000	Stella International Holdings Ltd.	15,277
500	Tencent Holdings Ltd.	8,845
10,000	Yanlord Land Group Ltd.	16,374
		305,901
	Denmark—1.7%
367	Alk-Abello A/S	31,322
568	Alm. Brand A/S*	13,963
279	Auriga Industries, Class B	4,757
1,455	Bang & Olufsen A/S*	22,500
148	Coloplast A/S, Class B	12,162
149	D/S Norden A/S	5,657
3,183	DSV A/S*	50,041
1,096	East Asiatic Co. Ltd. A/S	39,980
936	FLSmidth & Co. A/S	50,009
5,885	GN Store Nord A/S*	33,368
431	H. Lundbeck A/S	8,395
1,617	Jyske Bank A/S*	60,909
625	NKT Holding A/S*	35,809
283	Novozymes A/S, Class B	26,117
233	Rockwool International A/S, Class B	19,817
434	Schouw & Co.	8,561
1,662	Sydbank A/S*	41,022
211	Topdanmark A/S*	30,579
1,761	Torm A/S	19,027
129	William Demant Holding*	9,245
		523,240

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Finland—1.8%
1,501	Alma Media Corp.	$15,038
2,632	Amer Sports Oyj, Class A	23,145
2,403	Cargotec Corp., Class B	51,764
3,954	Citycon Oyj	17,560
2,113	Finnair Oyj*	12,065
1,497	HKScan Oyj	19,481
3,614	Huhtamaki Oyj	49,110
2,673	Kemira Oyj	42,673
783	Konecranes Oyj	21,038
312	Lemminkainen Oyj	11,964
2,167	Nokian Renkaat Oyj	46,489
4,561	Oriola-KD Oyj, Class B	24,159
1,228	Orion Oyj, Class B	23,427
1,086	Outotec Oyj	34,563
601	Poyry Oyj	8,938
2,047	Ramirent Oyj*	20,477
7,938	Sponda Oyj*	28,578
987	Stockmann Oyj Abp, Class B	25,412
1,902	Tieto Oyj	38,222
2,148	Uponor Oyj	39,172
		553,275
	France—3.1%
441	Alten Ltd.*	11,139
4,723	Altran Technologies SA*	22,927
128	April Group	4,816
597	Beneteau SA	9,407
111	bioMerieux	12,385
80	Bonduelle SCA	9,207
196	Bongrain SA*	14,821
828	Bourbon SA	34,671
435	Boursorama*	5,455
5,328	Bull SA*	22,404
376	Bureau Veritas SA	20,804
2,127	Canal Plus	17,041
448	Carbone Lorraine	15,454
688	Club Mediterranee SA*	14,034
390	Dassault Systemes SA	22,623
6,717	Derichebourg SA	33,230
107	EDF Energies Nouvelles SA	5,743
1,935	Etablissements Maurel et Prom	39,171
945	Etam Developpement SA*	20,747
2,266	Euro Disney SCA*	18,054
118	Fimalac	6,180
8,686	Groupe Eurotunnel SA	86,314
932	Groupe Steria SCA	28,052
98	Guyenne et Gascogne SA	9,840
12,732	Havas SA	48,692
44	Iliad SA	4,785
963	IMS-International Metal Service*	16,382

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
123	Ipsen SA	$6,294
364	Ipsos	11,198
1,002	Kaufman & Broad SA*	24,468
162	Lisi	7,410
923	Manitou BF*	13,482
299	Mercialys SA REIT	12,088
346	Neopost SA	30,436
565	NRJ Group*	5,377
115	Orpea	5,209
113	Pierre & Vacances	9,353
1,474	Plastic Omnium SA	42,170
400	Remy Cointreau SA	19,429
180	Rubis	16,612
352	Saft Groupe SA	18,367
672	SEB SA	37,578
478	Societe BIC SA	33,352
125	Societe Immobiliere de Location pour l'Industrie et le Commerce REIT	15,953
2,806	SOITEC*	38,636
124	Sopra Group SA	8,921
72	Sperian Protection	5,158
276	Spir Communication*	8,144
686	Teleperformance	22,146
1,057	UbiSoft Entertainment SA*	16,765
39	Vilmorin & Cie	4,287
638	Zodiac Aerospace	21,651
		988,862
	Germany—3.6%
4,491	Aareal Bank AG*	97,538
3,111	Air Berlin PLC*	15,790
1,027	Alstria Office AG REIT	11,395
1,239	Aurubis AG	49,578
267	Bauer AG	10,637
477	Bechtle AG	11,444
149	Carl Zeiss Meditec AG	2,227
538	Comdirect Bank AG	4,652
446	Demag Cranes AG	15,504
486	Deutsche Euroshop AG	16,636
2,147	Deutsche Wohnen AG*	24,424
7,160	Deutz AG*	33,806
1,796	DIC Asset AG	22,418
455	Duerr AG	9,835
1,117	ElringKlinger AG	22,414
82	Fielmann AG	6,069
2,677	Freenet AG*	35,430
256	Fuchs Petrolub AG	19,433
187	GfK SE	5,938
2,121	Gildemeister AG	29,917
358	Hamburger Hafen und Logistik AG	13,998
419	Indus Holding AG	7,295

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
99	INTERSEROH SE	$7,140
4,547	IVG Immobilien AG*	40,857
1,690	Jenoptik AG*	9,226
1,013	Koenig & Bauer AG*	17,442
283	Krones AG	14,113
1,077	KUKA AG*	15,970
26	KWS Saat AG	4,319
2,021	Leoni AG	41,508
1,257	Medion AG	13,224
1,245	MLP AG	13,593
814	MTU Aero Engines Holding AG	37,147
177	MVV Energie AG	8,030
1,602	Pfleiderer AG*	16,191
5,158	Praktiker Bau- und Heimwerkermaerkte Holding AG	63,014
84	Puma AG Rudolf Dassler Sport	25,744
768	Q-Cells SE*	12,748
52	Rational AG	7,328
738	Rhoen Klinikum AG	17,967
910	SGL Carbon SE*	35,043
559	Sixt AG	15,588
23,136	Sky Deutschland AG*	96,946
98	Software AG	8,757
497	Solarworld AG	10,794
1,243	Stada Arzneimittel AG	33,415
2,569	Symrise AG	47,418
387	Takkt AG	4,271
989	United Internet AG*	12,929
107	Vossloh AG	10,727
565	Wincor Nixdorf AG	33,187
		1,141,014
	Gibraltar—0.0%
2,902	PartyGaming PLC*	10,949
	Greece—0.9%
5,083	Agricultural Bank of Greece*	14,624
21,871	Alapis Holding Industrial and Commercial SA	18,716
465	Athens Water Supply & Sewage Co. SA (The)	3,993
1,040	Babis Vovos International Construction SA*	7,795
2,480	Ellaktor SA	21,479
2,870	Elval Aluminium Process Co.*	8,257
311	Eurobank Properties Real Estate Investment Co. REIT	3,932
3,298	Halcor SA*	8,321
9,137	Intracom Holdings SA*	21,840
2,391	Intralot SA-Integrated Lottery Systems & Services	15,417
1,531	Motor Oil (Hellas) Corinth Refineries SA	27,220
2,490	Mytilineos Holdings SA	21,713
1,626	Sidenor Steel Products Manufacturing Co. SA*	14,059

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,297	Titan Cement Co. SA	$45,335
2,809	TT Hellenic Postbank SA*	20,225
3,682	Viohalco	25,968
		278,894
	Guernsey—0.0%
1,349	Gottex Fund Management Holdings Ltd.	11,919
	Hong Kong—4.7%
3,012	ASM Pacific Technology Ltd.	23,862
1,855	Beijing Enterprises Holdings Ltd.	11,225
935	Cafe de Coral Holdings Ltd.	2,024
46,213	Champion REIT	19,677
30,587	Chaoda Modern Agriculture Holdings Ltd.	23,916
16,000	China Agri-Industries Holdings Ltd.	15,607
6,000	China Everbright Ltd.	14,462
32,532	China Foods Ltd.	23,968
8,134	China Mengniu Dairy Co. Ltd.*	23,089
6,000	China Merchants China Direct Investments Ltd.*	12,882
28,715	China Power International Development Ltd.*	8,077
5,168	China Resources Land Ltd.	12,750
5,000	China Taiping Insurance Holdings Co. Ltd.*	17,870
53,799	China Travel International Investment Hong Kong Ltd.	11,176
3,392	Chong Hing Bank Ltd.	6,626
10,000	Chow Sang Sang Holdings International Ltd.	9,974
27,231	CNPC Hong Kong Ltd.	29,198
5,298	Dah Sing Banking Group Ltd.*	7,438
4,527	Dah Sing Financial Group*	25,818
49,641	Denway Motors Ltd.	24,147
27,710	Digital China Holdings Ltd.	28,996
47,328	First Pacific Co. Ltd.	28,274
8,000	Franshion Properties China Ltd.	2,281
5,495	Fubon Bank Hong Kong Ltd.	2,496
27,972	Galaxy Entertainment Group Ltd.*	12,091
33,315	Giordano International Ltd.	8,339
74,490	Global Bio-Chem Technology Group Co. Ltd.	18,358
118,760	GOME Electrical Appliances Holdings Ltd.*	35,857
13,000	Great Eagle Holdings Ltd.	34,722
20,508	Guangdong Investment Ltd.	10,849
163,848	Guangzhou Investment Co. Ltd.	44,396
226,000	Henderson Investment Ltd.	17,788
2,388	Hengan International Group Co. Ltd.	15,483
30,978	HKR International Ltd.*	13,270
529	Hong Kong Aircraft Engineerg Co. Ltd.	6,300
18,861	Hongkong & Shanghai Hotels Ltd. (The)	27,110
13,104	Hopewell Highway Infrastructure Ltd.	7,930
8,715	Hopewell Holdings Ltd.	27,887
26,206	Hopson Development Holdings Ltd.	47,203
16,000	Hysan Development Co. Ltd.	47,689

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,124	Industrial and Commercial Bank of China (Asia) Ltd.	$26,238
67,583	Johnson Electric Holdings Ltd.*	30,084
37,000	K Wah International Holdings Ltd.	12,842
14,000	Kingboard Chemical Holdings Ltd.	57,443
28,313	Kowloon Development Co. Ltd.	30,614
6,800	Lee & Man Paper Manufacturing Ltd.	13,687
5,500	Lifestyle International Holdings Ltd.	8,998
4,000	Mandarin Oriental International Ltd.	5,080
14,000	Melco International Development Ltd.*	7,786
16,000	Minmetals Resources Ltd.*	4,315
33,600	New World China Land Ltd.	13,613
37,560	Pacific Basin Shipping Ltd.	28,448
22,082	Public Financial Holdings Ltd.	11,539
10,943	Road King Infrastructure Ltd.	8,924
5,136	Shanghai Industrial Holdings Ltd.	24,486
145,000	Shenzhen International Holdings Ltd.	10,290
48,902	Shenzhen Investment Ltd.	19,686
58,000	Shougang Concord International Enterprises Co. Ltd.	10,178
24,174	Shun Tak Holdings Ltd.	16,531
20,379	Sinofert Holdings Ltd.	10,281
165,347	Sinolink Worldwide Holdings Ltd.	32,215
28,000	Sino-Ocean Land Holdings Ltd.	27,927
22,708	Sinopec Kantons Holdings Ltd.	8,145
26,500	Sinotrans Shipping Ltd.	12,104
7,766	SmarTone Telecommunications Holdings Ltd.	5,962
3,000	Sun Hung Kai & Co. Ltd.	2,342
52,372	TCL Multimedia Technology Holdings Ltd.*	41,491
55,818	Techtronic Industries Co.	46,021
3,025	Television Broadcasts Ltd.	14,461
16,857	Texwinca Holdings Ltd.	14,420
28,000	Tian An China Investment	17,450
7,982	Tianjin Development Holdings Ltd.	4,985
7,386	Tingyi Cayman Islands Holding Corp.	16,582
89,357	TPV Technology Ltd.	59,377
6,000	Truly International Holdings	6,255
2,870	VTech Holdings Ltd.	24,070
1,000	Wheelock & Co. Ltd.	3,252
2,425	Wing Hang Bank Ltd.	23,858
		1,473,085
	Ireland—1.4%
8,272	Aer Lingus Group PLC*	6,957
15,879	C&C Group PLC	58,806
2,154	DCC PLC	56,920
1,064	FBD Holdings PLC	10,455
48,203	Fyffes PLC	26,671
3,175	Glanbia PLC	12,742
18,892	Grafton Group PLC	94,772
15,261	Greencore Group PLC	34,676

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
60,254	Independent News & Media PLC*	$18,225
6,257	Kingspan Group PLC*	53,083
486	Paddy Power PLC	15,618
52,744	Total Produce PLC	26,848
6,691	United Drug PLC	22,104
		437,877
	Israel—0.8%
958	Africa-Israel Investments Ltd.*	12,668
666	Blue Square-Israel Ltd.*	6,819
2,553	Clal Industries Ltd.*	13,087
797	Clal Insurance Enterprise Holdings Ltd.*	17,139
409	Delek Automotive Systems Ltd.	4,700
12,451	Delek Real Estate Ltd.*	13,900
429	Elbit Imaging Ltd.*	10,746
162	Elbit Systems Ltd.	9,871
919	Elco Holdings Ltd.	11,295
377	First International Bank of Israel Ltd.*	5,564
1,327	Gazit-Globe Ltd.	12,442
205	Harel Insurance Investments & Financial Services Ltd.*	9,857
888	Jerusalem Economy Ltd.*	5,847
276	Koor Industries Ltd.	8,051
3,812	Makhteshim-Agan Industries Ltd.	18,268
6,646	Migdal Insurance & Financial Holding Ltd.*	10,510
2,347	Mizrahi Tefahot Bank Ltd.*	19,310
465	Nice Systems Ltd.*	14,595
347	Osem Investments Ltd.	4,516
726	Partner Communications Co. Ltd.	13,867
60	Paz Oil Co. Ltd.	9,439
82	Property & Building Corp. Ltd.	5,746
1,273	Shufersal Ltd.	6,036
381	Strauss Group Ltd.	4,977
		249,250
	Italy—2.7%
1,078	ACEA SpA	12,677
610	Ansaldo STS SpA	11,709
4,920	Arnoldo Mondadori Editore SpA*	22,703
1,826	Ascopiave SpA	4,440
1,348	Astaldi SpA	12,640
1,755	Autostrada Torino-Milano SpA	22,230
1,254	Azimut Holding SpA	15,227
2,506	Banca Popolare dell'Etruria e del Lazio Scrl	16,398
963	Banco di Desio e della Brianza SpA	6,394
7,687	Beni Stabili SpA	6,964
1,367	Brembo SpA	10,377
3,120	Bulgari SpA	25,687
4,041	Cementir Holding SpA	18,498
56,179	Cofide SpA*	50,977
1,125	Credito Artigiano SpA	3,064
3,437	Credito Emiliano SpA*	22,541

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
363	Danieli SpA	$9,175
2,257	Danieli SpA RSP	29,904
1,865	Davide Campari-Milano SpA	17,872
2,953	DeA Capital SpA*	6,056
1,760	Enia SpA	12,867
1,198	Esprinet SpA	12,073
210	Fastweb*	6,011
24,258	Gemina SpA*	20,562
698	Geox SpA	5,376
1,778	Gruppo Coin SpA*	10,625
9,438	Gruppo Editoriale L'Espresso SpA*	27,015
2,707	Immobiliare Grande Distribuzione REIT	5,867
9,146	Immsi SpA*	12,327
8,125	Impregilo SpA	27,932
4,602	Indesit Co. SpA*	52,487
1,516	Interpump Group SpA*	9,294
13,744	Iride SpA	25,511
13,458	KME Group	9,640
3,305	Maire Tecnimont SpA	13,776
775	Marr SpA	6,844
549	Permasteelisa SpA*	10,457
6,451	Piaggio & C. SpA	16,466
3,711	Piccolo Credito Valtellinese Scarl	34,249
73,066	Pirelli & C. Real Estate SpA*	58,323
9,253	RCS MediaGroup SpA*	16,752
1,284	Recordati SpA	10,003
9,545	Risanamento SpA*	6,253
26,881	Safilo Group SpA*	20,664
121,305	Seat Pagine Gialle SpA*	34,668
1,449	Societa Iniziative Autostradali e Servizi SpA	12,881
4,638	Sogefi SpA*	10,340
9,462	Sorin SpA*	17,297
41,570	Tiscali SpA*	11,641
148	Tod's SpA	10,246
		853,980
	Japan—22.2%
4,000	77 Bank Ltd. (The)	23,332
100	ABC-Mart, Inc.	2,900
11	Accordia Golf Co. Ltd.	10,305
2,400	ADEKA Corp.	22,271
1,400	Aderans Holdings Co. Ltd.	17,523
1,700	Aeon Credit Service Co. Ltd.	16,658
500	AEON Mall Co. Ltd.	10,716
1,000	Aica Kogyo Co. Ltd.	9,600
100	Aichi Bank Ltd. (The)	8,429
2,000	Aichi Machine Industry Co. Ltd.	5,988
2,000	Aichi Steel Corp.	9,722
2,000	Air Water, Inc.	23,906
1,000	Aisan Industry Co. Ltd.	7,512
1,600	Akebono Brake Industry Co. Ltd.*	12,709

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,000	Akita Bank Ltd. (The)	$7,888
200	Alpen Co. Ltd.	3,696
1,400	Alpine Electronics, Inc.*	13,951
1,100	Amano Corp.	9,527
4,000	Ando Corp.	5,303
2,000	Anritsu Corp.*	7,114
2,900	AOC Holdings, Inc.	19,831
400	AOKI Holdings, Inc.	3,924
1,000	Aomori Bank Ltd. (The)	2,839
1,400	Aoyama Trading Co. Ltd.	22,704
300	Arcs Co. Ltd.	4,414
2,400	Arnest One Corp.	28,104
1,000	Asatsu-DK, Inc.	19,819
1,000	Asics Corp.	9,114
100	ASKUL Corp.	1,977
500	Autobacs Seven Co. Ltd.	17,013
300	Avex Group Holdings, Inc.	2,721
2,000	Awa Bank Ltd. (The)	10,473
2,000	Bando Chemical Industries Ltd.	5,678
100	Bank of Iwate Ltd. (The)	5,954
2,000	Bank of Nagoya Ltd. (The)	7,998
200	Bank of Okinawa Ltd. (The)	6,960
1,000	Bank of Saga Ltd. (The)	3,436
1,100	Bank of The Ryukyus Ltd.	11,921
2,100	Belluna Co. Ltd.	9,141
500	Benesse Holdings, Inc.	22,150
5,500	Best Denki Co. Ltd.	24,365
52	BIC CAMERA, Inc.	19,675
200	Canon Electronics, Inc.	4,032
200	Canon Finetech, Inc.	2,623
200	Capcom Co. Ltd.	3,420
200	Cawachi Ltd.	4,169
8,200	Cedyna Financial Corp.*	16,487
4,000	Central Glass Co. Ltd.	16,306
300	Chiba Kogyo Bank Ltd. (The)*	2,655
300	Chiyoda Co. Ltd.	3,609
3,000	Chiyoda Corp.	22,437
8,000	Chori Co. Ltd.	9,368
200	Chudenko Corp.	2,985
1,000	Chuetsu Pulp & Paper Co. Ltd.	1,989
1,000	Chugoku Bank Ltd. (The)	13,632
400	Circle K Sunkus Co. Ltd.	5,510
2,300	CKD Corp.	17,329
10,000	Clarion Co. Ltd.*	9,722
400	Cleanup Corp.	2,806
2,300	CMK Corp.*	16,541
300	Coca-Cola Central Japan Co. Ltd.	4,017
1,100	Coca-Cola West Co. Ltd.	20,452
1,500	COMSYS Holdings Corp.	14,980
10,300	CSK Holdings Corp.*	39,825
400	Culture Convenience Club Co. Ltd.	2,470

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
400	Daibiru Corp.	$3,442
8,000	Daicel Chemical Industries Ltd.	49,050
1,000	Dai-Dan Co. Ltd.	5,148
12,000	Daido Steel Co. Ltd.	41,891
1,500	Daifuku Co. Ltd.	9,462
1,000	Daiichi Chuo Kisen Kaisha*	2,452
1,000	Daiken Corp.	2,265
23,000	Daikyo, Inc.*	58,694
1,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,380
11,000	Dainippon Screen Manufacturing Co. Ltd.*	48,243
1,500	Dainippon Sumitomo Pharma Co. Ltd.	15,742
2,000	Daio Paper Corp.	16,814
1,000	Daisan Bank Ltd. (The)*	2,419
3,000	Daishi Bank Ltd. (The)	11,036
1,600	DCM Holdings Co. Ltd.	10,446
16,000	Denki Kagaku Kogyo Kabushiki Kaisha	59,744
200	Disco Corp.	11,290
1,100	Don Quijote Co. Ltd.	29,590
400	Doutor Nichires Holdings Co. Ltd.	5,784
10,000	Dowa Holdings Co. Ltd.	59,766
1,200	Duskin Co. Ltd.	21,662
100	DyDo Drinco, Inc.	3,060
13	eAccess Ltd.	9,191
13,000	Ebara Corp.*	58,451
8,700	EDION Corp.	70,834
1,000	Ehime Bank Ltd. (The)	2,740
2,000	Eighteenth Bank Ltd. (The)	5,568
100	Eizo Nanao Corp.	2,397
400	Exedy Corp.	8,396
1,000	Ezaki Glico Co. Ltd.	10,926
500	FamilyMart Co. Ltd.	14,914
400	Fancl Corp.	7,132
300	FCC Co. Ltd.	5,223
100	FP Corp.	4,960
200	Fuji Co. Ltd.	3,995
12,000	Fuji Fire & Marine Insurance Co. Ltd. (The)*	14,052
1,000	Fuji Oil Co. Ltd.	15,124
1,000	Fuji Soft, Inc.	17,455
1,000	Fujitec Co. Ltd.	5,292
2,000	Fujitsu General Ltd.	6,739
1,000	Fukui Bank Ltd. (The)	3,336
2,000	Fukuyama Transporting Co. Ltd.	10,451
200	Funai Electric Co. Ltd.	9,479
13,000	Furukawa Co. Ltd.	17,521
3,000	Furukawa-Sky Aluminum Corp.	4,540
1,000	Futaba Corp.	15,687
7,200	Futaba Industrial Co. Ltd.*	38,338
13	Geo Corp.	13,615
1,000	Glory Ltd.	22,205
2,000	Godo Steel Ltd.	3,955

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
270	Goldcrest Co. Ltd.	$8,382
3,000	GS Yuasa Corp.	26,248
370	Gulliver International Co. Ltd.	27,754
3,000	Gunze Ltd.	11,964
300	H.I.S. Co. Ltd.	6,483
2,000	H2O Retailing Corp.	12,307
800	Hamamatsu Photonics KK	20,239
300	Heiwa Corp.	2,946
400	Heiwado Co. Ltd.	5,276
1,000	Higashi-Nippon Bank Ltd. (The)	2,176
2,000	Higo Bank Ltd. (The)	11,931
200	Hikari Tsushin, Inc.	3,811
200	Hirose Electric Co. Ltd.	20,924
5,000	Hiroshima Bank Ltd. (The)	19,443
200	Hisamitsu Pharmaceutical Co., Inc.	6,894
9,000	Hitachi Cable Ltd.	24,359
400	Hitachi Koki Co. Ltd.	4,472
2,000	Hitachi Kokusai Electric, Inc.	15,643
400	Hitachi Transport System Ltd.	5,272
26,500	Hitachi Zosen Corp.*	35,130
1,000	Hokkan Holdings Ltd.	2,563
3,000	Hokkoku Bank Ltd. (The)	11,865
2,000	Hokuetsu Bank Ltd. (The)	3,380
1,500	Hokuetsu Kishu Paper Co. Ltd.	7,855
300	Horiba Ltd.	7,357
1,500	Hosiden Corp.	18,609
400	House Foods Corp.	6,376
2,000	Hyakugo Bank Ltd. (The)	9,655
3,000	Hyakujushi Bank Ltd. (The)	12,494
300	Iida Home Max	5,442
1,000	Iino Kaiun Kaisha Ltd.	4,529
300	Inaba Denki Sangyo Co. Ltd.	7,159
5,400	Inabata & Co. Ltd.	20,700
2,000	Iseki & Co. Ltd.*	7,601
12,000	Ishihara Sangyo Kaisha Ltd.*	9,943
1,200	Ito En Ltd.	20,283
2,300	Itochu Enex Co. Ltd.	11,942
200	ITOCHU Techno-Solutions Corp.	5,546
100	ITOCHU-SHOKUHIN Co. Ltd.	3,403
3,000	Itoham Foods, Inc.	11,964
11,000	Iwatani Corp.	33,418
2,000	Iyo Bank Ltd. (The)	18,184
1,300	Izumi Co. Ltd.	15,826
2,000	Izumiya Co. Ltd.	10,362
9,000	Jaccs Co. Ltd.	21,575
400	Jafco Co. Ltd.	11,069
1,100	Japan Airport Terminal Co. Ltd.	15,591
1,000	Japan Aviation Electronics Industry Ltd.	6,209
900	Japan General Estate Co. Ltd. (The)*	—
400	Japan Petroleum Exploration Co. Ltd.	20,460
2,000	Japan Pulp & Paper Co. Ltd.	7,667

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,000	Japan Radio Co. Ltd.	$9,998
2,500	Japan Securities Finance Co. Ltd.	18,118
1,000	Japan Steel Works Ltd. (The)	11,290
1,000	Japan Wool Textile Co. Ltd. (The)	6,706
2,000	JGC Corp.	39,240
1,000	J-Oil Mills, Inc.	3,436
3,900	Joint Corp.*	—
1,000	Joshin Denki Co. Ltd.	7,015
12,000	Juki Corp.*	12,859
4,000	Juroku Bank Ltd. (The)	14,450
300	Kadokawa Group Holdings, Inc.	7,159
1,200	Kaga Electronics Co. Ltd.	12,156
1,000	Kagawa Bank Ltd. (The)	3,635
900	Kagome Co. Ltd.	17,151
2,000	Kagoshima Bank Ltd. (The)	14,914
1,000	Kaken Pharmaceutical Co. Ltd.	9,070
2,000	Kamei Corp.	10,451
2,000	Kamigumi Co. Ltd.	15,135
1,000	Kandenko Co. Ltd.	6,209
2,000	Kansai Paint Co. Ltd.	17,190
4,000	Kansai Urban Banking Corp.	5,612
1,400	Kanto Auto Works Ltd.	13,548
800	Kasumi Co. Ltd.	3,986
1,000	Kato Sangyo Co. Ltd.	17,366
11,000	Kayaba Industry Co. Ltd.*	32,567
4,000	Keihan Electric Railway Co. Ltd.	16,836
1,300	Keihin Corp.	20,192
3,000	Keihin Electric Express Railway Co. Ltd.	23,962
3,000	Keisei Electric Railway Co. Ltd.	17,035
1,000	Keiyo Bank Ltd. (The)	4,861
400	Keiyo Co. Ltd.	1,940
2,000	Kikkoman Corp.	23,464
100	Kintetsu World Express, Inc.	2,359
2,000	Kitz Corp.	10,473
12,000	Kiyo Holdings, Inc.	14,450
200	Kobayashi Pharmaceutical Co. Ltd.	8,639
1,000	Kohnan Shoji Co. Ltd.	12,240
2,000	Koito Manufacturing Co. Ltd.	29,342
4,400	Kojima Co. Ltd.	22,360
800	Komeri Co. Ltd.	22,271
1,500	Komori Corp.	17,946
1,500	Konami Corp.	27,707
200	Kose Corp.	4,414
1,200	K's Holdings Corp.	39,240
16,000	Kumagai Gumi Co. Ltd.*	11,489
8,000	Kurabo Industries Ltd.	13,875
2,000	KUREHA Corp.	10,915
11,000	Kurimoto Ltd.*	10,815
1,000	Kurita Water Industries Ltd.	31,264
1,200	Kuroda Electric Co. Ltd.	17,565
2,000	Kyodo Printing Co. Ltd.	5,767

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
300	Kyoei Steel Ltd.	$6,794
1,500	Kyowa Exeo Corp.	13,837
1,000	Kyowa Hakko Kirin Co. Ltd.	11,732
1,000	Kyudenko Corp.	6,032
200	Life Corp.	3,522
900	Lintec Corp.	16,226
2,000	Lion Corp.	10,009
300	Mabuchi Motor Co. Ltd.	14,516
200	Macnica, Inc.	3,201
4,000	Maeda Corp.	11,136
1,000	Maeda Road Construction Co. Ltd.	8,175
3,000	Makino Milling Machine Co. Ltd.*	11,964
2,000	Marudai Food Co. Ltd.	6,628
1,000	Maruetsu, Inc. (The)	4,640
18,000	Maruha Nichiro Holdings, Inc.	26,646
900	Maruichi Steel Tube Ltd.	16,972
1,400	Marusan Securities Co. Ltd.	8,460
1,100	Matsui Securities Co. Ltd.	8,032
900	Matsumotokiyoshi Holdings Co. Ltd.	20,730
1,000	Megmilk Snow Brand Co. Ltd.*	19,609
3,000	Meidensha Corp.	15,378
1,400	MEIJI Holdings Co. Ltd.*	57,225
400	Meitec Corp.	6,832
1,000	Mie Bank Ltd. (The)	3,160
1,200	Mikuni Coca-Cola Bottling Co. Ltd.	10,088
2,000	Minato Bank Ltd. (The)*	2,541
8,000	Minebea Co. Ltd.	34,291
200	Ministop Co. Ltd.	2,799
300	Miraca Holdings, Inc.	9,777
8,000	Misawa Homes Co. Ltd.*	29,607
300	MISUMI Group, Inc.	5,203
3,000	Mitsuba Corp.*	13,323
1,000	Mitsubishi Logistics Corp.	11,091
11,000	Mitsubishi Paper Mills Ltd.	14,339
2,000	Mitsubishi Steel Manufacturing Co. Ltd.*	3,999
16,000	Mitsui Engineering & Shipbuilding Co. Ltd.	42,422
1,000	Mitsui Home Co. Ltd.	5,557
1,000	Mitsui-Soko Co. Ltd.	3,502
1,600	Mitsumi Electric Co. Ltd.	33,230
300	Mitsuuroko Co. Ltd.	2,151
200	Miura Co. Ltd.	5,645
1,000	Miyazaki Bank Ltd. (The)	4,585
3,000	Mizuho Investors Securities Co. Ltd.*	3,115
10,000	Mizuho Securities Co. Ltd.	35,572
2,000	Mizuno Corp.	9,280
23	Monex Group, Inc.	9,338
1,400	Mori Seiki Co. Ltd.	15,513
3,000	Morinaga & Co. Ltd.	6,396
8,000	Morinaga Milk Industry Co. Ltd.	37,472
1,000	Musashi Seimitsu Industry Co. Ltd.	21,100
300	Musashino Bank Ltd. (The)	8,683

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,000	Nabtesco Corp.	$11,776
9,000	Nachi-Fujikoshi Corp.	20,283
3,000	Nakayama Steel Works Ltd.	4,640
3,000	Nanto Bank Ltd. (The)	16,505
200	NEC Fielding Ltd.	2,961
400	NEC Networks & System Integration Corp.	4,905
3	NET One Systems Co. Ltd.	3,960
5,000	NHK Spring Co. Ltd.	39,825
5,000	Nice Holdings, Inc.*	10,716
3,000	Nichias Corp.*	11,003
1,500	Nichicon Corp.	15,262
300	Nichiha Corp.*	1,833
400	Nichii Gakkan Co.	3,973
5,000	Nichirei Corp.	18,780
1,000	Nidec Sankyo Corp.	7,689
1,200	Nifco, Inc.	24,909
300	Nihon Kohden Corp.	5,077
1,400	Nihon Unisys Ltd.	12,079
1,000	Nippo Corp.	7,722
4,000	Nippon Chemi-Con Corp.*	15,157
5,000	Nippon Coke & Engineering Co. Ltd.	6,186
1,000	Nippon Densetsu Kogyo Co. Ltd.	8,418
2,000	Nippon Flour Mills Co. Ltd.	10,186
2,000	Nippon Kayaku Co. Ltd.	18,140
1,000	Nippon Konpo Unyu Soko Co. Ltd.	10,904
38,000	Nippon Light Metal Co. Ltd.*	34,004
4,000	Nippon Metal Industry Co. Ltd.	7,291
3,000	Nippon Paint Co. Ltd.	18,228
1,000	Nippon Road Co. Ltd. (The)	2,154
1,000	Nippon Seiki Co. Ltd.	10,661
2,000	Nippon Shokubai Co. Ltd.	16,880
2,000	Nippon Soda Co. Ltd.	8,175
9,600	Nippon Suisan Kaisha Ltd.	27,786
5,500	Nippon Yakin Kogyo Co. Ltd.	27,403
400	Nipro Corp.	8,665
21,000	NIS Group Co. Ltd.*	8,816
24,000	Nishimatsu Construction Co. Ltd.	37,119
12,000	Nishi-Nippon City Bank Ltd. (The)	30,225
4,000	Nishi-Nippon Railroad Co. Ltd.	15,201
1,000	Nishio Rent All Co. Ltd.	7,490
2,000	Nissan Chemical Industries Ltd.	26,270
1,000	Nissan Shatai Co. Ltd.	8,529
2,000	Nissay Dowa General Insurance Co. Ltd.	9,015
1,600	Nissen Holdings Co. Ltd.	5,250
300	Nissha Printing Co. Ltd.	14,450
2,000	Nisshin Oillio Group Ltd. (The)	10,561
2,000	Nisshinbo Holdings, Inc.	20,040
1,000	Nissin Corp.	2,298
900	Nissin Foods Holdings Co. Ltd.	31,916
1,300	Nissin Kogyo Co. Ltd.	19,704
100	Nitori Co. Ltd.	8,109

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,000	Nittetsu Mining Co. Ltd.	$5,457
3,000	Nitto Boseki Co. Ltd.	5,502
2,000	NOF Corp.	9,169
1,500	Nomura Research Institute Ltd.	32,926
1,000	Noritake Co. Ltd.	2,939
300	Noritsu Koki Co. Ltd.	2,542
1,000	Noritz Corp.	12,771
200	NS Solutions Corp.	3,690
13	NTT Urban Development Corp.	10,699
30	OBIC Co. Ltd.	5,104
3,000	Ogaki Kyoritsu Bank Ltd. (The)	10,373
1,000	Oita Bank Ltd. (The)	4,099
1,000	Okamura Corp.	4,949
2,000	Okasan Securities Group, Inc.	9,633
200	Okinawa Electric Power Co., Inc. (The)	10,804
3,000	OKUMA Corp.	14,914
3,000	Okumura Corp.	10,572
3,000	Onward Holdings Co. Ltd.	18,858
100	Oracle Corp. Japan	4,430
19,500	Orient Corp.*	19,173
200	Osaka Steel Co. Ltd.	3,723
1,600	OSG Corp.	15,926
200	Otsuka Corp.	10,672
4	Pacific Golf Group International Holdings KK	2,784
3,000	Pacific Metals Co. Ltd.	23,199
1,000	PanaHome Corp.	6,319
1,200	Parco Co. Ltd.	10,592
400	PARIS MIKI HOLDINGS, Inc.	3,297
1,100	Park24 Co. Ltd.	12,346
4	Pasona Group, Inc.	3,120
13,500	Penta-Ocean Construction Co. Ltd.*	15,510
200	Plenus Co. Ltd.	2,729
9,000	Press Kogyo Co. Ltd.	20,283
11,000	Prima Meat Packers Ltd.	12,760
1,800	Q.P. Corp.	20,720
3,000	Rengo Co. Ltd.	16,902
1,000	Resorttrust, Inc.	11,500
2,000	Riken Corp.	7,357
300	Rinnai Corp.	13,323
400	Roland Corp.	4,317
1,100	Round One Corp.	8,142
300	Royal Holdings Co. Ltd.	3,321
8,000	Ryobi Ltd.*	20,946
1,000	Ryoden Trading Co. Ltd.	5,767
300	Ryohin Keikaku Co. Ltd.	13,555
1,000	Ryosan Co. Ltd.	24,028
1,200	Ryoyo Electro Corp.	9,890
2,000	Saibu Gas Co. Ltd.	5,722
2,000	Sakai Chemical Industry Co. Ltd.	8,042
100	San-A Co. Ltd.	3,635
2,000	San-Ai Oil Co. Ltd.	10,340

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,000	Sanden Corp.*	$29,386
300	Sangetsu Co. Ltd.	6,492
2,000	San-in Godo Bank Ltd. (The)	17,565
4,000	Sanken Electric Co. Ltd.	14,892
2,000	Sanki Engineering Co. Ltd.	14,759
23,000	Sankyo-Tateyama Holdings, Inc.*	22,868
5,000	Sankyu, Inc.	22,205
1,300	Sanshin Electronics Co. Ltd.	10,340
400	Santen Pharmaceutical Co. Ltd.	13,787
8,000	Sanwa Holdings Corp.	22,183
1,000	Sanyo Chemical Industries Ltd.	5,634
1,000	Sanyo Shokai Ltd.	3,248
4,000	Sanyo Special Steel Co. Ltd.	15,113
5,000	Sapporo Holdings Ltd.	26,569
344	SBI Holdings, Inc.	64,985
4,000	Seiko Holdings Corp.	8,396
4,000	Seino Holdings Co. Ltd.	29,960
1,000	Senko Co. Ltd.	3,767
121,210	SFCG Co. Ltd.*	—
2,000	Shiga Bank Ltd. (The)	12,528
1,000	Shikoku Bank Ltd. (The)	3,403
300	Shima Seiki Manufacturing Ltd.	6,198
1,000	Shimachu Co. Ltd.	23,807
2,000	Shimadzu Corp.	14,074
200	Shimamura Co. Ltd.	19,222
400	Shimano, Inc.	15,599
1,200	Shin-Etsu Polymer Co. Ltd.	7,835
1,200	Shinko Electric Industries Co. Ltd.	18,440
1,100	Shinko Shoji Co. Ltd.	8,628
3,000	Shinmaywa Industries Ltd.	10,937
1,000	Shinwa Kaiun Kaisha Ltd.*	2,795
1,200	Shionogi & Co. Ltd.	26,142
500	Shizuoka Gas Co. Ltd.	3,850
1,000	Shochiku Co. Ltd.	8,794
4,500	Showa Corp.	26,646
1,000	Showa Sangyo Co. Ltd.	3,358
1,000	Sinanen Co. Ltd.	5,336
1,200	Sintokogio Ltd.	8,643
12	SKY Perfect JSAT Holdings, Inc.	5,535
1,300	Sohgo Security Services Co. Ltd.	15,180
3,000	Sotetsu Holdings, Inc.	12,892
300	Square Enix Holdings Co. Ltd.	7,540
2,300	Stanley Electric Co. Ltd.	46,142
1,000	Star Micronics Co. Ltd.	8,330
1,000	Starzen Co. Ltd.	2,607
200	Sugi Holdings Co. Ltd.	4,366
300	Sumisho Computer Systems Corp.	4,782
3,000	Sumitomo Bakelite Co. Ltd.	14,317
15,000	Sumitomo Light Metal Industries Ltd.*	13,588
18,000	Sumitomo Mitsui Construction Co. Ltd.*	15,709
10,000	Sumitomo Osaka Cement Co. Ltd.	17,786

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
130	Sumitomo Real Estate Sales Co. Ltd.	$4,639
2,000	Sumitomo Warehouse Co. Ltd. (The)	8,904
100	Sundrug Co. Ltd.	2,524
2,000	Suruga Bank Ltd.	18,383
11,000	SWCC Showa Holdings Co. Ltd.*	10,572
100	Sysmex Corp.	4,529
1,500	Tachi-S Co. Ltd.	12,097
2,000	Tadano Ltd.	9,633
1,000	Taihei Kogyo Co. Ltd.	3,281
800	Taikisha Ltd.	10,199
3,000	Taiyo Nippon Sanso Corp.	33,970
3,000	Taiyo Yuden Co. Ltd.	34,600
100	Takamatsu Construction Group Co. Ltd.	1,414
2,000	Takara Holdings, Inc.	12,395
1,000	Takara Standard Co. Ltd.	5,800
1,000	Takasago International Corp.	5,247
1,000	Takasago Thermal Engineering Co. Ltd.	8,020
200	Tecmo Koei Holdings Co. Ltd.*	1,679
10,000	Tekken Corp.*	8,838
3	T-Gaia Corp.	5,793
1,800	THK Co. Ltd.	31,816
4,000	Toa Corp.	4,242
4,000	Toagosei Co. Ltd.	14,185
1,000	Tochigi Bank Ltd. (The)	4,618
9,000	Toda Corp.	30,225
2,000	Toei Co. Ltd.	11,335
1,000	Toenec Corp.	6,054
2,000	Toho Bank Ltd. (The)	6,717
1,300	Toho Co. Ltd.	19,718
1,900	Toho Holdings Co. Ltd.	28,042
3,000	Toho Zinc Co. Ltd.	15,345
2,000	Tokai Carbon Co. Ltd.	9,943
1,000	Tokai Corp.	5,479
1,400	Tokai Rika Co. Ltd.	29,695
1,200	Tokai Rubber Industries, Inc.	14,370
5,000	Tokai Tokyo Financial Holdings, Inc.	16,626
150	Token Corp.	4,772
2,000	Tokushu Tokai Holdings Co. Ltd.	5,060
4,000	Tokuyama Corp.	25,630
2,000	Tokyo Dome Corp.	6,341
900	Tokyo Ohka Kogyo Co. Ltd.	17,559
1,100	Tokyo Seimitsu Co. Ltd.*	14,072
1,900	Tokyo Steel Manufacturing Co. Ltd.	25,230
1,000	Tokyo Style Co. Ltd.	8,517
9,000	Tokyo Tatemono Co. Ltd.	44,244
400	Tokyo Tomin Bank Ltd. (The)	5,913
2,900	Tokyu Construction Co. Ltd.*	8,009
1,000	Tomoku Co. Ltd.	2,287
1,400	Tomy Co. Ltd.	12,435
1,000	Tonami Holdings Co. Ltd.	2,729
1,300	Topcon Corp.	7,253

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
300	Toppan Forms Co. Ltd.	$3,738
300	Topre Corp.	2,718
10,000	Topy Industries Ltd.	19,775
1,000	Toshiba Machine Co. Ltd.	3,270
4,000	Toshiba TEC Corp.*	16,483
23,000	Toyo Construction Co. Ltd.	11,688
1,000	Toyo Engineering Corp.	3,414
5,000	Toyo Ink Manufacturing Co. Ltd.	17,620
1,000	Toyo Kohan Co. Ltd.	4,916
1,000	Toyo Suisan Kaisha Ltd.	26,237
13,000	Toyo Tire & Rubber Co. Ltd.*	24,989
16,000	Toyobo Co. Ltd.	25,099
1,200	transcosmos, Inc.*	10,685
500	Trend Micro, Inc.	17,676
300	Trusco Nakayama Corp.	4,716
1,500	TS Tech Co. Ltd.	29,380
4,000	Tsubakimoto Chain Co.	17,631
200	Tsumura & Co.	6,893
100	Tsuruha Holdings, Inc.	3,933
3	TV Asahi Corp.	4,597
1,000	Uchida Yoko Co. Ltd.	3,016
300	UKC Holdings Corp.*	4,308
900	Ulvac, Inc.	21,675
200	Unicharm Corp.	19,156
4,000	Uniden Corp.*	9,501
1,000	Unipres Corp.	14,008
15,000	Unitika Ltd.*	11,931
1,000	Ushio, Inc.	15,941
280	USS Co. Ltd.	17,137
1,300	Valor Co. Ltd.	11,259
1,100	VITAL KSK HOLDINGS, Inc.*	6,611
1,000	Wacoal Holdings Corp.	12,174
200	Xebio Co. Ltd.	4,551
200	Yachiyo Bank Ltd. (The)	5,954
1,600	Yakult Honsha Co. Ltd.	42,068
1,000	Yamagata Bank Ltd. (The)	4,828
2,000	Yamaguchi Financial Group, Inc.	19,333
2,000	Yamanashi Chuo Bank Ltd. (The)	9,258
800	Yamatake Corp.	17,092
500	Yamato Kogyo Co. Ltd.	15,356
2,600	Yamazen Corp.	8,531
100	Yaoko Co. Ltd.	3,502
3,000	Yaskawa Electric Corp.	24,160
3,000	Yodogawa Steel Works Ltd.	12,561
6,900	Yokogawa Electric Corp.	57,170
1,000	Yokohama Reito Co. Ltd.	6,706
8,000	Yokohama Rubber Co. Ltd. (The)	35,705
500	Yonekyu Corp.	5,082
3	Yoshinoya Holdings Co. Ltd.	3,516
14,000	Yuasa Trading Co. Ltd.	13,301
1,000	Yurtec Corp.	6,330

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
200	Yusen Air & Sea Service Co. Ltd.	$2,711
1,200	Zensho Co. Ltd.	8,392
5,000	Zeon Corp.	23,199
		6,982,076
	Liechtenstein—0.1%
238	Liechtensteinische Landesbank AG	15,568
138	Verwaltungs- und Privat-Bank AG	14,821
		30,389
	Luxembourg—0.2%
14,468	Colt Telecom Group SA*	29,572
3,905	GAGFAH SA	37,278
		66,850
	Netherlands—3.6%
3,208	Aalberts Industries NV	40,460
1,185	AMG Advanced Metallurgical Group NV*	16,071
668	Arcadis NV	13,444
1,896	ASM International NV*	38,675
2,592	CSM	68,858
2,052	Draka Holding NV*	38,527
850	Eurocommercial Properties NV CVA REIT	36,997
448	Exact Holding NV	12,407
964	Fugro NV CVA	54,056
854	Gemalto NV*	36,144
3,163	Heijmans NV CVA*	56,679
1,669	Imtech NV	42,700
2,824	Kardan NV*	21,004
932	Koninklijke Boskalis Westminster NV	32,920
278	Koninklijke Vopak NV*	18,868
4,788	Koninklijke Wessanen NV*	26,407
669	Macintosh Retail Group NV	13,814
2,434	Mediq NV	38,714
945	Nieuwe Steen Investments Funds NV REIT	18,126
865	Nutreco Holding NV	43,904
11,466	OCE NV*	72,948
1,041	QIAGEN NV*	21,657
2,048	SBM Offshore NV	39,494
330	Sligro Food Group NV	10,205
190	Smit Internationale NV	15,006
5,717	Super De Boer*	40,151
396	Telegraaf Media Groep NV	7,458
624	Ten Cate NV	14,713
3,548	TomTom NV*	34,100
2,309	USG People NV*	40,456
957	Vastned Offices/Industrial NV REIT	16,690
515	Vastned Retail NV REIT	34,498
29,295	Wavin NV	60,858
513	Wereldhave NV REIT	50,319
		1,127,328

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	New Zealand—0.7%
14,523	Air New Zealand Ltd.	$13,648
19,341	AMP NZ Office Trust REIT	11,744
18,649	Auckland International Airport Ltd.	27,232
6,077	Contact Energy Ltd.*	27,501
87,050	Fisher & Paykel Appliances Holdings Ltd.	41,533
13,942	Goodman Property Trust REIT	10,482
20,354	Kiwi Income Property Trust REIT	16,038
13,154	Sky City Entertainment Group Ltd.	32,996
3,579	Sky Network Television Ltd.	12,419
4,100	Vector Ltd.	5,750
4,223	Warehouse Group Ltd. (The)	13,860
		213,203
	Norway—1.9%
18,000	ABG Sundal Collier Holding ASA	23,693
3,400	Atea ASA	22,496
1,900	Austevoll Seafood ASA*	11,337
2,154	Cermaq ASA*	18,902
24,000	DNO International ASA*	18,954
600	DOF ASA*	3,454
2,000	EDB Business Partner ASA*	8,670
243	Fred Olsen Energy ASA	9,468
645	Golar LNG Ltd.	8,150
200	Leroy Seafood Group ASA	3,686
65,000	Marine Harvest*	47,570
32,000	Norwegian Property ASA*	61,216
8,619	Petroleum Geo-Services ASA*	82,138
7,407	Prosafe SE	38,999
2,350	Renewable Energy Corp. A/S*	14,179
3,835	Schibsted ASA*	63,570
3,451	Sparebanken 1 SMN	30,586
3,903	Sparebanken Rogaland	30,893
1,329	Stolt-Nielsen SA	18,426
2,300	Subsea 7, Inc.*	32,676
400	Tandberg ASA	10,790
1,540	TGS Nopec Geophysical Co. ASA*	23,608
2,806	Veidekke ASA	21,668
		605,129
	Portugal—0.5%
3,868	Banif SGPS SA	7,476
2,700	Mota Engil SGPS SA	16,082
4,463	Portucel Empresa Produtora de Pasta e Papel SA	12,643
1,848	SAG GEST-Solucoes Automovel Globais SGPS SA	3,817
1,217	Semapa-Sociedade de Investimento e Gestao SGPS SA	13,505
7,150	Sonae Industria SGPS SA*	25,868
4,556	Sonaecom SGPS SA*	13,075

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
16,804	Teixeira Duarte-Engenharia e Construcoes SA*	$26,504
4,014	ZON Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	25,579
		144,549
	Singapore—2.5%
27,000	Allgreen Properties Ltd.	22,202
24,000	Ascendas REIT	31,919
69,000	CapitaCommercial Trust REIT	52,790
44,000	CapitaMall Trust REIT	50,338
23,000	CDL Hospitality Trusts REIT	26,149
1,000	Cerebos Pacific Ltd.	2,402
16,300	Chartered Semiconductor Manufacturing Ltd.*	30,652
31,000	ComfortDelGro Corp. Ltd.	34,135
11,000	Cosco Corp. Singapore Ltd.	8,888
27,000	First Ship Lease Trust	11,583
42,000	Fortune REIT	15,174
152,240	Golden Agri-Resources Ltd.*	46,808
2,000	Guocoland Ltd.	2,717
3,000	Haw Par Corp. Ltd.	12,012
11,000	Hong Leong Asia Ltd.	16,360
4,000	Hotel Properties Ltd.	5,978
10,000	Indofood Agri Resources Ltd.*	12,227
18,000	Keppel Land Ltd.	36,552
3,000	Kim Eng Holdings Ltd.	4,290
3,000	K-REIT Asia	2,231
37,000	Mapletree Logistics Trust REIT	19,842
4,000	MobileOne Ltd.	4,977
17,300	Olam International Ltd.	34,017
10,000	Parkway Holdings Ltd.	18,162
11,000	SembCorp Marine Ltd.	27,450
2,000	SIA Engineering Co.	4,004
17,000	Singapore Airport Terminal Services Ltd.	30,024
9,000	Singapore Exchange Ltd.	51,997
3,000	Singapore Land Ltd.	11,862
17,000	Singapore Post Ltd.	11,487
3,000	SMRT Corp. Ltd.	3,604
8,000	StarHub Ltd.	10,811
25,000	STATS ChipPAC Ltd.*	15,641
17,000	UOL Group Ltd.	41,207
9,000	Venture Corp. Ltd.	58,239
16,000	Wing Tai Holdings Ltd.	18,991
		787,722
	Spain—2.0%
929	Abengoa SA	24,631
576	Almirall SA	7,649
2,774	Antena 3 de Television SA	23,739
735	Banco de Valencia SA	6,257
3,243	Banco Pastor SA	24,307
3,147	Bankinter SA	33,339

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,130	Bolsas y Mercados Espanoles	$37,897
545	Campofrio Food Group SA	5,532
478	Cementos Portland Valderrivas SA	22,216
2,466	Cintra Concesiones de Infraestructuras de Transporte SA	25,524
408	Codere SA*	3,949
30	Construcciones y Auxiliar de Ferrocarriles SA	14,851
486	Corp. Financiera Alba	25,456
2,322	Ebro Puleva SA	44,435
3,401	Ercros SA*	7,020
1,379	Fluidra SA	6,633
671	Grifols SA	10,895
1,250	Grupo Catalana Occidente SA	30,413
4,841	Grupo Empresarial Ence SA*	19,571
1,365	Indra Sistemas SA	32,244
16,489	La Seda de Barcelona SA, Class B*	4,136
11,331	NH Hoteles SA*	59,601
1,977	Obrascon Huarte Lain SA	52,885
148	Pescanova SA	5,164
8,281	Promotora de Informaciones SA*	39,831
346	Prosegur Cia de Seguridad SA	14,626
4,207	Realia Business SA*	11,359
2,801	Sol Melia SA	24,941
932	SOS Corporacion Alimentaria SA*	2,826
248	Tecnicas Reunidas SA	13,173
2,834	Tubos Reunidos SA	8,718
		643,818
	Sweden—3.8%
680	AarhusKarlshamn AB	13,884
3,549	Alfa Laval AB	44,508
693	Axfood AB	20,978
11,250	Billerud AB*	63,484
597	Cardo AB	16,252
1,348	Castellum AB	12,853
26,139	Eniro AB*	123,043
6,206	Fabege AB	36,868
2,603	Getinge AB, Class B	49,381
1,130	Hakon Invest AB	19,146
2,347	Haldex AB*	20,798
3,806	Hexagon AB, Class B	50,995
1,396	Hufvudstaden AB, Class A	11,183
695	Intrum Justitia AB	8,770
2,818	JM AB*	43,051
3,343	Klovern AB	10,712
5,178	Kungsleden AB	36,892
3,203	Lindab International AB	34,741
3,675	Lundin Petroleum AB*	31,993
1,955	Meda AB, Class A	18,017
1,896	Modern Times Group AB, Class B	84,411
14,282	Niscayah Group AB	34,020

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,600	Nobia AB*	$29,023
738	Oresund Investment AB	12,975
5,889	Peab AB	37,824
2,290	Ratos AB, Class B	54,223
1,964	Saab AB, Class B	26,245
1,839	Swedish Match AB	38,459
33,066	Trelleborg AB, Class B*	206,283
1,028	Wallenstam AB, Class B	17,017
		1,208,029
	Switzerland—3.3%
190	Actelion Ltd.*	10,509
1,033	AFG Arbonia-Forster Holding AG*	22,137
56	Allreal Holding AG	6,780
905	Aryzta AG*	35,696
4	Athris Holding AG*	4,128
575	Bank Sarasin & Cie AG, Class B*	22,989
41	Banque Cantonale Vaudoise	15,471
27	Barry Callebaut AG	15,131
219	Basler Kantonalbank	25,273
1	Bell Holding AG	1,543
311	Bobst Group AG*	11,538
238	Bucher Industries AG	25,119
368	Charles Voegele Holding AG	14,551
39	Compagnie Financiere Tradition SA	4,855
163	Daetwyler Holding AG	8,045
366	Dufry Group*	23,227
933	EFG International AG	15,622
54	Emmi AG	6,379
254	Ems-Chemie Holding AG	28,295
39	Flughafen Zuerich AG	11,385
109	Forbo Holding AG	30,862
37	Galenica AG	12,788
291	Geberit AG	48,356
214	Georg Fischer AG	56,412
719	Implenia AG*	20,006
54	Kaba Holding AG, Class B	12,532
770	Kudelski SA	15,787
57	Kuoni Reisen Holding AG, Class B	19,380
4	Lindt & Spruengli AG	8,451
2,315	Logitech International SA*	39,802
320	Lonza Group AG	24,978
3	Metall Zug AG, Class B	7,088
1,124	Nobel Biocare Holding AG	32,044
814	OC Oerlikon Corp. AG*	51,935
88	Partners Group Holding AG	10,834
470	PSP Swiss Property AG	26,431
222	PubliGroupe SA*	21,349
242	Rieter Holding AG*	54,366
1	Romande Energie Holding SA	1,993
1,460	Schmolz + Bickenbach AG	39,912

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
23	Sika AG	$31,303
341	Sonova Holding AG	35,224
25	St. Galler Kantonalbank	11,417
31	Straumann Holding AG	7,506
558	Sulzer AG	43,692
228	Swiss Prime Site AG	12,577
112	Valora Holding AG	26,790
719	Vontobel Holding AG	23,095
		1,035,583
	Taiwan—0.0%
11,000	Uni-President China Holdings Ltd.	6,841
	United Kingdom—14.5%
11,370	Aberdeen Asset Management PLC	24,777
1,492	Admiral Group PLC	25,257
2,954	Aggreko PLC	37,006
9,345	ARM Holdings PLC	22,952
5,421	Ashmore Group PLC	24,412
39,690	Ashtead Group PLC	52,567
2,106	Atkins WS PLC	19,614
17,821	Atrium European Real Estate Ltd.*	117,008
713	Autonomy Corp. PLC*	15,784
2,503	Babcock International Group	25,023
25,719	BBA Aviation PLC	65,371
8,945	Beazley PLC	15,791
3,885	Bellway PLC	46,812
1,840	Berkeley Group Holdings PLC*	25,871
3,614	Big Yellow Group PLC REIT*	23,281
10,487	Bodycote PLC	28,228
4,082	Bovis Homes Group PLC*	27,715
9,452	Brit Insurance Holdings PLC	32,454
6,341	Britvic PLC	36,478
3,079	BSS Group PLC	13,505
6,531	Burberry Group PLC	58,025
533	Cairn Energy PLC*	23,212
2,181	Capita Group PLC (The)	27,430
9,128	Carillion PLC	44,296
1,496	Carpetright PLC	21,700
226,528	Cattles PLC*	—
3,302	Charter International PLC	37,828
16,628	Chaucer Holdings PLC	12,657
3,999	Close Brothers Group PLC	46,340
1,221	CLS Holdings PLC*	9,158
11,275	Cobham PLC	40,813
10,047	Collins Stewart PLC	13,249
9,167	Computacenter PLC	42,838
14,774	Cookson Group PLC*	88,912
1,729	Croda International PLC	21,361
4,233	CSR PLC*	31,175
154	Daejan Holdings PLC	6,803

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,758	Dairy Crest Group PLC	$44,558
991	Dana Petroleum PLC*	20,925
5,324	Davis Service Group PLC	36,727
890	De La Rue PLC	13,423
79,228	Debenhams PLC	101,734
2,678	Derwent London PLC REIT	54,958
28,833	Dimension Data Holdings PLC	33,768
22,604	DS Smith PLC	43,556
16,293	Electrocomponents PLC	39,372
17,332	Elementis PLC	18,141
1,012	Euromoney Institutional Investor PLC	6,339
17,531	F&C Asset Management PLC	21,413
8,266	Fenner PLC	21,800
4,747	Ferrexpo PLC	11,620
6,660	Filtrona PLC	18,377
950	Forth Ports PLC	17,319
64,262	Galiform PLC*	79,445
3,555	Galliford Try PLC	19,968
5,613	Game Group PLC	13,712
7,915	Gem Diamonds Ltd.*	30,112
1,690	Go-Ahead Group PLC	39,669
5,518	Grainger PLC	26,104
9,198	Great Portland Estates PLC REIT	37,449
7,107	Greene King PLC	46,250
1,925	Greggs PLC	13,679
4,573	Halfords Group PLC	29,503
5,681	Halma PLC	21,341
30,302	Hays PLC	48,899
3,427	Headlam Group PLC	17,512
6,508	Hiscox Ltd.	34,328
13,389	HMV Group PLC	24,497
897	Hochschild Mining PLC	4,065
863	Homeserve PLC	22,974
3,134	Hunting PLC	27,121
3,006	IG Group Holdings PLC	14,954
8,437	IMI PLC	59,981
13,023	Informa PLC	62,940
3,664	Inmarsat PLC	33,822
28,548	Intermediate Capital Group PLC	119,902
8,903	International Personal Finance	30,128
7,327	Interserve PLC	28,141
1,228	Intertek Group PLC	25,403
42,043	Invista Foundation Property Trust Ltd. REIT	30,839
2,038	Jardine Lloyd Thompson Group PLC	15,245
152,019	JJB Sports PLC*	75,174
6,186	John Wood Group PLC	32,742
220,403	Johnston Press PLC*	102,633
46,162	Kcom Group PLC	30,817
1,473	Keller Group PLC	17,360
1,482	Kier Group PLC	23,525
15,960	Laird PLC	38,383

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,880	Marshalls PLC	$23,362
30,233	Marston's PLC	43,157
5,632	Mcbride PLC	20,674
15,024	Meggitt PLC	60,674
8,317	Melrose PLC	23,374
3,864	Michael Page International PLC	20,515
3,008	Millennium & Copthorne Hotels PLC	16,759
10,383	Misys PLC*	35,445
5,866	Mitie Group PLC	23,100
10,210	Morgan Crucible Co.	26,423
1,501	Morgan Sindall PLC	13,967
1,537	Mothercare PLC	14,593
3,458	N Brown Group PLC	14,883
29,374	Northern Foods PLC	30,576
7,440	Northumbrian Water Group PLC	28,280
23,090	Paragon Group of Cos. PLC	55,226
5,507	Pennon Group PLC	41,221
1,588	Petrofac Ltd.	24,645
2,916	Petropavlovsk PLC*	50,469
8,959	Premier Farnell PLC	21,265
1,599	Premier Oil PLC*	31,075
2,953	Provident Financial PLC	45,342
2,823	PZ Cussons PLC	11,624
11,013	Qinetiq Group PLC	29,808
15,723	Redrow PLC*	36,543
12,992	Regus PLC	21,844
5,005	Restaurant Group PLC	15,428
984	Robert Wiseman Dairies PLC	7,247
2,665	Savills PLC	14,057
4,980	Serco Group PLC	41,495
4,644	Shaftesbury PLC REIT	28,821
24,497	Shanks Group PLC	34,727
60,628	SIG PLC*	118,924
14,896	Smiths News PLC	29,894
6,782	Southern Cross Healthcare Ltd.*	13,722
2,480	Spectris PLC	27,696
50,613	Speedy Hire PLC	30,243
1,022	Spirax-Sarco Engineering PLC	18,329
13,187	Sports Direct International PLC	21,204
1,438	SSL International PLC	15,040
2,843	St. James's Place PLC	12,217
3,716	St. Modwen Properties PLC*	13,745
15,588	Stagecoach Group PLC	37,206
7,401	Tullett Prebon PLC	44,284
2,540	Tullow Oil PLC	49,697
3,948	UK Coal PLC*	5,597
521	Ultra Electronics Holdings	11,327
2,142	VT Group PLC	19,207
4,140	Weir Group PLC (The)	47,837
2,735	Wetherspoon (J.D.) PLC*	20,778
3,904	WH Smith PLC	32,433

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,302	Wincanton PLC	$37,529
206,912	Woolworths Group PLC*	—
65,142	Workspace Group PLC REIT	22,012
2,072	Xchanging PLC	7,623
10,336	Yule Catto & Co. PLC*	28,793
		4,560,306
	United States—0.1%
515	Perrigo Co.	18,779
	Total Common Stocks and Other Equity Interests (Cost $29,353,663)	31,290,732
	Preferred Stocks—0.5%
	Germany—0.5%
725	Draegerwerk AG & Co. KGaA	26,154
121	Dyckerhoff AG	7,498
140	Fuchs Petrolub AG	11,526
1,047	Hugo Boss AG	39,084
2,135	Jungheinrich AG	39,754
1,193	Sixt AG	25,840
		149,856
	Hong Kong—0.0%
5,495	Fubon Bank Hong Kong Ltd.*	—
	Total Preferred Stocks (Cost $155,218)	149,856
	Rights—0.0%
	Australia—0.0%
18,221	Australian Pharmaceutical Industries Ltd., expiring 11/17/2009*	1,564
7,718	CSR Ltd., expiring 12/4/2009*	1,848
		3,412
	Bermuda—0.0%
4,860	Dockwise Ltd., expiring 11/20/2009*	640
8,665	First Pacific Co., expiring 11/19/2009*	1,375
		2,015
	United Kingdom—0.0%
7,980	Laird PLC, expiring 11/13/2009*	5,327
	Total Rights (Cost $0)	10,754
	Total Investments (Cost $29,508,881)—99.9%	31,451,342
	Other assets less liabilities—0.1%	38,658
	Net Assets—100.0%	$31,490,000

REIT Real Estate Investment Trust

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Argentina—0.2%
11,000	Petrobras Energia SA ADR	$188,430
42,596	Petrobras Energia SA, Class B*	72,392
		260,822
	Brazil—12.4%
132,349	Banco Bradesco SA ADR	2,607,275
2,314	Brasil Telecom Participacoes SA ADR	116,464
6,452	Brasil Telecom SA ADR	166,139
36,689	Braskem SA ADR*	481,360
31,459	Centrais Eletricas Brasileiras SA ADR	451,122
6,423	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A ADR	388,527
8,441	Cia de Bebidas das Americas ADR	760,365
17,699	Cia Paranaense de Energia ADR	311,502
18,589	Cia Siderurgica Nacional SA ADR	616,411
3,196	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	123,110
20,858	Companhia Energetica de Minas Gerais SA ADR	329,348
502	CPFL Energia SA ADR	26,245
16,978	Empresa Brasileira de Aeronautica SA ADR*	343,804
121,503	Gerdau SA ADR	1,834,695
187,315	Itau Unibanco Holding SA ADR	3,585,209
29,162	Petroleo Brasileiro SA ADR	1,347,868
84,349	Petroleo Brasileiro SA Sponsored ADR	3,384,082
32,860	Tele Norte Leste Participacoes SA ADR	626,312
4,095	Telecomunicacoes de Sao Paulo SA ADR	101,515
9,298	Tim Participacoes SA ADR	219,340
91,646	Vale SA ADR	2,336,057
12,606	Vivo Participacoes SA ADR	305,695
87,171	Votorantim Celulose e Papel SA ADR*	1,197,730
		21,660,175
	Chile—0.5%
2,567	Banco de Chile ADR	119,366
2,094	Banco Santander Chile ADR	110,228
5,429	Empresa Nacional de Electricidad SA ADR	249,137
21,761	Enersis SA ADR	384,734
		863,465
	China—20.9%
490,000	Air China Ltd., H-Shares*	265,237
794,000	Aluminum Corp. of China Ltd., H-Shares*	864,956
246,000	Angang Steel Co. Ltd., H-Shares	453,456
6,294,000	Bank of China Ltd., H-Shares	3,651,071
326,000	Bank of Communications Co. Ltd., H-Shares	389,791
789,000	China CITIC Bank, H-Shares	590,598
287,000	China Coal Energy Co., H-Shares	399,275
98,000	China Communications Construction Co. Ltd., H-Shares	105,358
1,023,000	China Construction Bank Corp., H-Shares	881,955

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
554,500	China COSCO Holdings Co. Ltd., H-Shares	$683,420
367,000	China Life Insurance Co. Ltd., H-Shares	1,687,395
306,700	China Merchants Bank Co. Ltd., H-Shares	784,638
5,622,000	China Petroleum & Chemical Corp. (Sinopec), H-Shares	4,767,830
257,000	China Railway Construction Corp. Ltd., H-Shares	340,658
790,000	China Railway Group Ltd., H-Shares*	621,929
536,000	China Shenhua Energy Co. Ltd., H-Shares	2,404,535
1,195,000	China Shipping Container Lines Co. Ltd., H-Shares*	427,660
132,000	China Shipping Development Co. Ltd., H-Shares	185,278
908,000	China Southern Airlines Co. Ltd., H-Shares*	264,110
898,000	China Telecom Corp. Ltd., H-Shares	396,893
458,000	Datang International Power Generation Co. Ltd., H-Shares	216,903
112,000	Dongfeng Motor Group Co. Ltd., H-Shares	133,159
566,000	Huaneng Power International, Inc., H-Shares	361,290
4,092,000	Industrial & Commercial Bank of China, H-Shares	3,255,635
161,000	Jiangxi Copper Co. Ltd., H-Shares	364,783
594,000	Maanshan Iron & Steel Co. Ltd., H-Shares*	357,578
8,414,000	PetroChina Co. Ltd., H-Shares	10,124,342
114,000	PICC Property & Casualty Co. Ltd., H-Shares*	83,967
80,000	Ping An Insurance (Group) Co. of China Ltd., H-Shares	701,106
488,000	Shanghai Electric Group Co. Ltd., H-Shares	229,795
690,000	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares*	276,538
238,000	Yanzhou Coal Mining Co. Ltd., H-Shares	367,937
		36,639,076
	Hungary—1.0%
35,191	Magyar Telekom Telecommunications PLC	152,342
6,602	MOL Hungarian Oil and Gas Nyrt*	553,839
36,100	OTP Bank PLC*	1,019,311
		1,725,492
	India—5.1%
14,504	HDFC Bank Ltd. ADR	1,604,287
73,073	ICICI Bank Ltd. ADR	2,298,146
37,227	Infosys Technologies Ltd. ADR	1,712,442
85,953	Sterlite Industries India Ltd. ADR	1,355,479
27,037	Tata Communications Ltd. ADR	411,774
96,811	Tata Motors Ltd. ADR	1,101,709
27,432	Wipro Ltd. ADR	470,459
		8,954,296
	Indonesia—0.9%
159,950	Astra International Tbk PT	514,607
341,000	Bank Central Asia Tbk PT	160,578

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
259,000	Bank Mandiri Tbk PT	$124,282
557,500	Bank Negara Indonesia Persero Tbk PT	105,747
257,000	Bank Rakyat Indonesia	187,018
122,500	Indosat Tbk PT	65,069
409,500	Telekomunikasi Indonesia Tbk PT	352,626
		1,509,927
	Mexico—5.4%
60,900	Alfa SAB de CV, Class A	316,504
583,200	America Movil SAB de CV, Series L	1,291,823
88,900	Carso Global Telecom SAB de CV, Series A1*	347,075
1,432,364	Cemex SAB de CV	1,492,749
79,100	Coca-Cola Femsa SAB de CV, Series L	428,227
156,900	Fomento Economico Mexicano SAB de CV	681,609
15,700	Grupo Bimbo SAB de CV, Series A	91,774
38,800	Grupo Carso SAB de CV, Series A1	115,025
165,500	Grupo Financiero Banorte SAB de CV, Class O	530,892
20,100	Grupo Financiero Inbursa SA, Class O	56,838
688,287	Grupo Mexico SAB de CV, Series B	1,386,473
122,200	Grupo Modelo SAB de CV, Series C*	556,687
82,200	Grupo Televisa SA, Series CPO	319,292
21,900	Organizacion Soriana SAB de CV, Class B*	48,626
1,136,100	Telefonos de Mexico SAB de CV	949,096
904,300	Telmex Internacional SAB de CV, Class L	610,410
82,400	Wal-Mart de Mexico SAB de CV, Series V	288,501
		9,511,601
	Philippines—0.1%
1,351	Philippine Long Distance Telephone Co. ADR	72,008
	Russia—7.1%
171,474	Gazprom OAO ADR	4,112,299
55,967	LUKOIL OAO ADR	3,201,872
80,791	MMC Norilsk Nickel ADR*	1,035,741
9,986	Mobile Telesystems OJSC ADR	452,366
69,511	Rosneft Oil Co. GDR	528,550
34,027	Severstal GDR	245,449
29,189	Sistema JSFC GDR*	473,644
126,227	Surgutneftegaz ADR	1,114,043
31,621	Tatneft ADR	818,885
2,572	Unified Energy System RAO GDR*	1,265
123,919	VTB Bank OJSC GDR	493,234
		12,477,348
	South Africa—6.0%
19,565	ABSA Group Ltd.	309,040
3,951	Anglo Platinum Ltd.*	340,771
5,370	AngloGold Ashanti Ltd.	200,130
14,721	ArcelorMittal South Africa Ltd.	197,676
45,039	Aveng Ltd.	238,344

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
58,923	Barloworld Ltd.	$366,581
31,980	Bidvest Group Ltd.	499,686
302,857	FirstRand Ltd.	680,670
20,121	Gold Fields Ltd.	256,870
35,397	Impala Platinum Holdings Ltd.	777,166
37,709	Imperial Holdings Ltd.	387,377
25,515	Investec Ltd.	187,880
114,671	Mondi Ltd.	645,628
43,350	MTN Group Ltd.	644,047
9,553	Naspers Ltd., Class N	344,100
18,243	Nedbank Group Ltd.	273,636
35,819	Remgro Ltd.	418,402
50,608	RMB Holdings Ltd.	184,360
199,666	Sanlam Ltd.	546,994
72,694	Sappi Ltd.	268,039
23,204	Sasol Ltd.	867,456
85,681	Standard Bank Group Ltd.	1,067,060
139,620	Steinhoff International Holdings Ltd.	336,668
27,746	Telkom SA Ltd.	155,117
44,374	Vodacom Group (Pty) Ltd.*	307,015
		10,500,713
	South Korea—27.8%
34,607	Hyundai Motor Co.	3,139,010
448,554	Korea Electric Power Corp. ADR*	6,225,930
149,606	KT Corp. ADR	2,401,176
46,030	LG Corp.	2,607,747
293,085	LG Display Co. Ltd. ADR	3,487,712
131,242	POSCO ADR	13,402,433
3,953	Samsung Electronics Co. Ltd.	2,378,651
147,506	Shinhan Financial Group Co. Ltd. ADR	11,158,829
22,480	SK Energy Co. Ltd.	2,064,752
111,603	SK Telecom Co. Ltd. ADR	1,864,886
		48,731,126
	Taiwan—9.7%
444,436	Advanced Semiconductor Engineering, Inc. ADR	1,719,967
218,230	AU Optronics Corp. ADR	1,926,971
174,160	Chunghwa Telecom Co. Ltd. ADR	3,026,901
159,861	Siliconware Precision Industries Co. ADR	1,075,865
648,378	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,185,526
944,881	United Microelectronics Corp. ADR*	3,108,658
		17,043,888
	Thailand—1.1%
35,900	Advanced Info. Service PCL	91,928
44,600	Bangkok Bank PCL	149,588
1,368,300	IRPC PCL	155,023
53,300	Kasikornbank PCL	129,213
309,300	Krung Thai Bank PCL	80,635

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
502,900	PTT Aromatics & Refining PCL	$315,494
47,300	PTT Chemical PCL	86,817
35,100	PTT Exploration & Production PCL	149,864
56,200	PTT PCL	397,803
27,700	Siam Cement PCL	171,620
44,600	Siam Commercial Bank PCL	101,723
92,200	Thai Oil PCL	112,001
		1,941,709
	Turkey—1.6%
174,840	Turkcell Iletisim Hizmetleri AS ADR	2,872,621
	Total Investments (Cost $141,627,754)—99.8%	174,764,267
	Other assets less liabilities—0.2%	349,203
	Net Assets—100.0%	$175,113,470

ADR American Depositary Receipt

GDR Global Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Europe Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.1%
	Austria—1.0%
838	Erste Group Bank AG	$34,002
3,003	Immoeast AG*	15,995
3,628	Immofinanz Immobilien Anlagen AG*	12,526
35	Oesterreichische Post AG	1,025
271	OMV AG	11,240
111	Raiffeisen International Bank Holding AG	6,571
117	Strabag SE	3,623
426	Telekom Austria AG	7,008
34	Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	1,535
49	Vienna Insurance Group	2,775
455	Voestalpine AG	15,676
520	Wienerberger AG*	9,452
		121,428
	Belgium—2.6%
1,109	Agfa Gevaert NV*	6,725
364	Anheuser-Busch InBev NV	17,189
146	Belgacom SA	5,493
7	Colruyt SA	1,672
41	Compagnie Nationale a Portefeuille	2,151
153	Delhaize Group	10,429
5,387	Dexia SA*	45,146
12	D'ieteren SA	4,371
32,550	Fortis*	141,773
650	Fortis Strip VVPR*	2
105	Groupe Bruxelles Lambert SA	9,303
147	KBC Ancora*	3,594
1,247	KBC Groep NV*	53,945
15	Mobistar SA	1,035
22	Sofina SA	2,066
76	Solvay SA, Class A	7,496
134	UCB SA	5,747
238	Umicore	7,287
		325,424
	Bermuda—0.0%
50	Frontline Ltd.	1,161
100	Seadrill Ltd.*	2,099
		3,260
	Denmark—1.0%
1	A P Moller - Maersk A/S, Class A	6,721
2	A P Moller - Maersk A/S, Class B	13,798
133	Carlsberg A/S, Class B	9,413
75	Danisco A/S	4,706
3,250	Danske Bank A/S*	75,546
194	Novo Nordisk A/S, Class B	12,115
28	Trygvesta A/S	2,032
62	Vestas Wind Systems A/S*	4,407
		128,738

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Finland—1.7%
259	Elisa Oyj	$5,040
438	Fortum Oyj	10,424
239	Kesko Oyj, Class B	7,998
117	Kone Oyj, Class B	4,393
467	Metso Oyj	13,126
6,464	M-real Oyj, Class B*	9,442
293	Neste Oil Oyj	5,214
4,593	Nokia Oyj	58,483
307	Outokumpu Oyj	5,114
453	Pohjola Bank PLC	5,066
204	Rautaruukki Oyj	4,190
900	Sampo Oyj, Class A	21,671
91	Sanoma Oyj	1,689
3,091	Stora Enso Oyj, Class R*	23,533
1,627	UPM-Kymmene Oyj	19,637
134	Wartsila Oyj	4,882
377	YIT Oyj	7,326
		207,228
	France—14.8%
176	Accor SA	8,485
26	Aeroports de Paris	1,984
788	Air France-KLM*	12,161
188	Air Liquide SA	20,360
9,575	Alcatel-Lucent*	36,307
161	Alstom SA	11,242
266	Arkema SA	10,226
127	Atos Origin SA*	5,985
7,982	AXA SA	200,386
2,411	BNP Paribas	183,024
463	Bouygues SA	21,963
194	Cap Gemini	9,048
1,140	Carrefour SA	49,233
75	Casino Guichard Perrachon SA	5,995
112	Christian Dior SA	11,234
20	Ciments Francais SA	2,193
98	CNP Assurances	9,510
1,211	Compagnie de Saint-Gobain	59,508
264	Compagnie Generale de Geophysique-Veritas*	5,260
280	Compagnie Generale des Etablissements Michelin, Class B	20,883
2,171	Credit Agricole SA	41,978
399	DANONE SA	24,110
125	Eiffage SA	6,850
236	Electricite de France	13,232
9	Eramet	2,828
103	Essilor International SA	5,798
12	Esso SA Francaise	1,648
40	Euler Hermes SA	3,192

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
98	Eurazeo	$6,202
57	Eutelsat Communications*	1,821
480	Faurecia*	9,356
54	Fonciere des Regions REIT	5,980
2,622	France Telecom SA	65,225
665	GDF Suez	27,968
43	Gecina SA REIT	4,603
22	Hermes International	3,077
54	Imerys SA	2,980
71	JC Decaux SA*	1,442
68	Klepierre REIT	2,832
495	Lafarge SA	40,498
257	Lagardere SCA	11,681
119	Legrand SA	3,248
167	L'Oreal SA	17,167
251	LVMH Moet Hennessy Louis Vuitton SA	26,164
127	M6-Metropole Television	3,076
3,223	Natixis*	18,261
84	Nexans SA	5,975
70	Nexity	2,621
140	PagesJaunes Groupe	1,724
188	Pernod-Ricard SA	15,753
204	PPR	22,382
1,434	PSA Peugeot Citroen*	47,087
133	Publicis Groupe	5,082
210	Rallye SA	7,170
1,739	Renault SA*	78,514
323	Rexel SA*	4,337
690	Rhodia SA*	10,252
19	SA des Ciments Vicat	1,584
299	Safran SA	4,853
845	Sanofi-Aventis SA	62,020
264	Schneider Electric SA	27,660
197	SCOR SE	5,036
209	Sequana*	2,505
8	Societe des Autoroutes Paris-Rhin-Rhone	604
27	Societe Fonciere Financiere et de Participations	1,615
1,707	Societe Generale	114,294
323	Societe Television Francaise 1	5,102
120	Sodexo	6,889
1,543	STMicroelectronics NV	12,496
560	Suez Environnement SA	12,505
134	Technip SA	8,468
82	Thales SA	3,995
3,920	Thomson SA*	5,489
2,764	Total SA	165,715
90	Unibail-Rodamco SE REIT	20,045
473	Valeo SA*	12,932
75	Vallourec SA	11,918
916	Veolia Environnement	30,105
579	Vinci SA	30,438

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,524	Vivendi	$42,532
71	Wendel	3,970
		1,829,871
	Germany—12.7%
203	Adidas AG	9,435
1,188	Allianz SE	136,791
8	Axel Springer AG	837
1,627	BASF SE	87,620
595	Bayer AG	41,463
900	Bayerische Motoren Werke (BMW) AG	44,213
69	BayWa AG	2,246
34	Beiersdorf AG	2,102
69	Bilfinger Berger AG	4,459
229	Celesio AG	5,707
7,508	Commerzbank AG*	78,652
4,189	Daimler AG	204,456
2,589	Deutsche Bank AG	189,297
112	Deutsche Boerse AG	9,109
691	Deutsche Lufthansa AG	10,705
2,678	Deutsche Post AG	45,420
314	Deutsche Postbank AG*	9,771
5,709	Deutsche Telekom AG	78,253
3,034	E.ON AG	116,792
42	Fraport AG	1,983
118	Fresenius Medical Care AG & Co. KGaA	5,737
15	Fresenius SE	749
237	GEA Group AG	4,486
19	Generali Deutschland Holding AG	1,833
85	Hannover Rueckversicherung AG*	3,843
482	HeidelbergCement AG	28,966
496	Heidelberger Druckmaschinen AG*	3,666
92	Henkel AG & Co. KGaA	3,616
168	Hochtief AG	12,718
14,471	Infineon Technologies AG*	65,442
49	K+S AG	2,688
140	Kloeckner & Co. SE*	3,084
267	Lanxess AG	8,403
132	Linde AG	13,904
230	MAN SE	18,997
120	Merck KGaA	11,315
455	Metro AG	25,349
301	Muenchener Rueckversicherungs - Gesellschaft AG	47,804
21	Rheinmetall AG	1,145
473	RWE AG	41,664
76	Salzgitter AG	6,867
341	SAP AG	15,496
1,082	Siemens AG	98,133
96	Suedzucker AG	1,991
1,271	ThyssenKrupp AG	41,069

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
202	Tognum AG	$3,103
1,715	TUI AG*	11,931
69	Volkswagen AG	11,264
19	Wacker Chemie AG	2,744
		1,577,318
	Greece—0.9%
1,184	Alpha Bank AE*	23,217
138	Coca-Cola Hellenic Bottling Co. SA	3,645
1,061	EFG Eurobank Ergasias SA*	17,064
220	Hellenic Petroleum SA	2,694
366	Hellenic Telecommunications Organization SA	6,210
587	Marfin Investment Group SA*	2,373
1,072	National Bank of Greece SA*	40,001
150	OPAP SA	3,851
866	Piraeus Bank SA*	15,141
181	Public Power Corp. SA*	3,725
		117,921
	Guernsey—0.1%
5,422	HSBC Infrastructure Co. Ltd.	10,189
	Ireland—2.3%
29,640	Allied Irish Banks PLC*	81,911
468	Anglo Irish Bank Corp. Ltd.*	—
825	CRH PLC	20,266
50,437	Governor & Co. of the Bank of Ireland (The)*	126,509
6,572	Irish Life & Permanent PLC*	47,805
99	Kerry Group PLC, Class A	2,943
455	Ryanair Holdings PLC*	1,980
1,338	Smurfit Kappa Group PLC*	10,463
		291,877
	Italy—7.3%
1,654	A2A SpA	3,068
3,017	Assicurazioni Generali SpA	76,387
445	Atlantia SpA	10,571
294	Autogrill SpA*	3,327
566	Banca Carige SpA	1,604
5,136	Banca Monte dei Paschi di Siena SpA	9,806
1,072	Banca Popolare di Milano Scarl	8,019
3,532	Banco Popolare Societa Cooperativa*	30,903
146	Benetton Group SpA	1,417
202	Buzzi Unicem SpA	3,410
1,430	Compagnie Industriali Riunite SpA*	3,237
1,128	Edison SpA	1,739
14,020	Enel SpA	83,881
4,000	Eni SpA	99,799
148	ERG SpA	2,197
403	EXOR SpA	8,009
4,060	Fiat SpA*	60,862
531	Finmeccanica SpA	8,963

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
384	Fondiaria-Sai SpA	$7,042
231	Fondiaria-Sai SpA RSP	2,849
676	Hera SpA	1,502
18,722	Intesa Sanpaolo SpA*	79,417
190	Italcementi SpA	2,751
460	Italcementi SpA RSP	3,492
22	Italmobiliare SpA*	1,062
195	Italmobiliare SpA RSP*	6,462
70	Lottomatica SpA	1,500
117	Luxottica Group SpA*	2,854
1,589	Mediaset SpA	10,380
602	Mediobanca SpA	7,714
278	Mediolanum SpA	1,774
733	Milano Assicurazioni SpA	2,425
2,228	Parmalat SpA	6,203
16,352	Pirelli & C. SpA*	9,240
1,736	Premafin Finanziaria SpA*	2,851
244	Prysmian SpA	4,317
244	Saipem SpA	7,251
630	Saras SpA	2,057
1,201	Snam Rete Gas SpA	5,848
112	Societa Cattolica di Assicurazioni Scrl*	3,609
29,748	Telecom Italia Media SpA*	5,232
34,518	Telecom Italia SpA	55,157
15,772	Telecom Italia SpA RSP	17,465
1,132	Terna-Rete Elettrica Nationale SpA	4,505
1,123	UBI Banca-Unione di Banche Italiane ScpA	16,130
63,366	UniCredit SpA*	214,100
2,631	Unipol Gruppo Finanziario SpA*	3,835
		906,223
	Luxembourg—0.6%
1,857	ArcelorMittal	62,963
19	RTL Group	1,178
225	SES SA	4,898
		69,039
	Netherlands—6.0%
8,013	Aegon NV*	57,683
361	Akzo Nobel NV	21,455
260	ASML Holding NV	7,051
119	Corio NV REIT	8,116
649	European Aeronautic Defence and Space Co.	12,243
190	Heineken Holding NV	7,430
211	Heineken NV	9,375
31,579	ING Groep NV CVA*	416,357
1,293	Koninklijke Ahold NV	16,369
376	Koninklijke BAM Groep NV	4,454
369	Koninklijke DSM NV	16,246
1,627	Koninklijke KPN NV	29,647
958	Koninklijke Philips Electronics NV	24,220
208	Randstad Holding NV*	7,949

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
244	Reed Elsevier NV	$2,858
655	SNS REAAL NV*	4,670
588	TNT NV	15,686
2,269	Unilever NV CVA	70,320
265	Wolters Kluwer NV	5,941
		738,070
	Norway—1.1%
40	Aker ASA, Class A	1,074
129	Aker Solutions ASA	1,564
2,497	DnB NOR ASA*	28,901
5,430	Norsk Hydro ASA*	35,975
1,078	Norske Skogindustrier ASA*	1,807
1,198	Orkla ASA, Class A	11,186
1,390	Statoil ASA	33,153
459	Storebrand ASA*	3,155
1,347	Telenor ASA*	17,529
93	Yara International ASA	3,111
		137,455
	Portugal—0.5%
665	Banco BPI SA	2,252
6,056	Banco Comercial Portugues SA, Class R	8,667
342	Banco Espirito Santo SA	2,533
392	Brisa Auto-Estradas de Portugal SA	3,881
252	CIMPOR-Cimentos de Portugal SGPS SA	1,971
2,884	EDP - Energias de Portugal SA	12,795
230	Galp Energia SGPS SA, Class B	3,882
232	Jeronimo Martins SGPS SA	2,071
1,214	Portugal Telecom SGPS SA	13,944
224	Redes Energeticas Nacionais SA	985
2,870	Sonae	3,790
		56,771
	Spain—5.3%
260	Abertis Infraestructuras SA	5,559
27	Acciona SA	3,310
357	Acerinox SA	7,140
223	ACS Actividades de Construccion y Servicios SA	10,766
6,757	Banco Bilbao Vizcaya Argentaria SA	121,829
1,613	Banco de Sabadell SA	10,936
141	Banco Espanol de Credito SA	1,794
1,677	Banco Popular Espanol SA	15,044
12,515	Banco Santander SA	203,026
1,375	Criteria Caixacorp SA	6,735
110	Enagas	2,275
112	Fomento de Construcciones y Contratas SA	4,581
167	Gamesa Corp. Tecnologica SA	3,075
566	Gas Natural SDG SA	11,437
189	Gestevision Telecinco SA	1,966
180	Grupo Ferrovial SA	7,505

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
431	Iberdrola Renovables SA	$1,927
4,578	Iberdrola SA	41,743
3,052	Iberia Lineas Aereas de Espana SA*	8,466
106	Inditex SA	6,256
4,139	Inmobiliaria Colonial SA*	861
1,145	Mapfre SA	4,933
27	Red Electrica Corporacion SA	1,403
2,661	Repsol YPF SA	71,319
293	Sacyr Vallehermoso SA*	4,457
3,462	Telefonica SA	97,205
		655,548
	Sweden—4.5%
424	Assa Abloy AB, Class B	7,593
446	Atlas Copco AB, Class A	6,166
369	Atlas Copco AB, Class B	4,533
1,102	Boliden AB	13,711
1,091	Electrolux AB, Series B*	26,807
175	Hennes & Mauritz AB, Class B	10,123
201	Holmen AB, Class B	5,543
309	Husqvarna AB, Class A*	1,858
908	Husqvarna AB, Class B*	5,845
665	Industrivarden AB, Class A	8,109
292	Industrivarden AB, Class C	3,260
965	Investor AB, Class B	17,431
475	Kinnevik Investment AB, Class B	6,684
48	Lundbergforetagen AB, Class B	2,277
684	NCC AB, Class B	10,571
7,817	Nordea Bank AB	86,284
1,494	Sandvik AB	16,988
11,088	SAS AB*	6,917
1,146	Scania AB, Class B	15,046
616	Securitas AB, Class B	5,874
8,520	Skandinaviska Enskilda Banken AB, Class A*	53,635
1,209	Skanska AB, Class B	18,170
710	SKF AB, Class B	11,526
467	SSAB AB, Class A	7,350
160	SSAB AB, Class B	2,307
1,822	Svenska Cellulosa AB, Class B	25,562
935	Svenska Handelsbanken AB, Class A	24,817
4,441	Swedbank AB, Class A*	39,637
644	Tele2 AB, Class B	9,597
2,796	Telefonaktiebolaget LM Ericsson, Class B	30,168
2,654	TeliaSonera AB	17,878
1,781	Volvo AB, Class A	16,919
3,651	Volvo AB, Class B	35,537
		554,723
	Switzerland—6.4%
1,104	ABB Ltd.*	20,727
243	Adecco SA	10,913
78	Baloise Holding AG	6,713

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8	BKW FMB Energie AG	$660
1,109	Clariant AG*	10,654
669	Compagnie Financiere Richemont SA	18,850
2,054	Credit Suisse Group AG	111,198
160	GAM Holding Ltd.	1,964
5	Givaudan SA	3,720
12	Helvetia Holding AG	3,843
467	Holcim Ltd.*	29,887
160	Julius Baer Group Ltd.	6,033
42	Kuehne & Nagel International AG	3,822
1,966	Nestle SA	91,788
1,515	Novartis AG	79,503
47	Panalpina Welttransport Holding AG	3,304
70	Pargesa Holding SA	5,625
326	Petroplus Holdings AG*	7,149
349	Roche Holding AG	56,119
19	Schindler Holding AG	1,319
13	Schindler Holding AG Participant Certificates	892
1	SGS SA	1,343
22	Swatch Group AG-Bearer	5,166
54	Swatch Group AG-Registered	2,436
210	Swiss Life Holding AG*	25,301
2,082	Swiss Reinsurance Co. Ltd.	85,414
15	Swisscom AG	5,437
35	Syngenta AG	8,331
13	Synthes, Inc.	1,548
6,785	UBS AG*	114,601
287	Zurich Financial Services AG	66,100
		790,360
	United Kingdom—30.3%
5,158	3i Group PLC	22,420
2,330	Aegis Group PLC	4,225
362	AMEC PLC	4,812
481	Amlin PLC	2,806
2,050	Anglo American PLC*	74,848
445	Antofagasta PLC	5,659
370	Arriva PLC	2,687
511	Associated British Foods PLC	6,970
1,193	AstraZeneca PLC	53,921
10,351	Aviva PLC	65,450
2,919	BAE Systems PLC	15,132
642	Balfour Beatty PLC	2,812
65,354	Barclays PLC*	346,879
9,653	Barratt Developments PLC*	21,496
1,100	BG Group PLC	19,129
3,650	BHP Billiton PLC	98,881
27,127	BP PLC	255,903
1,518	Bradford & Bingley PLC*	—
2,493	British Airways PLC*	7,471
1,130	British American Tobacco PLC	36,191

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,946	British Land Co. PLC REIT	$15,147
745	British Sky Broadcasting Group PLC	6,545
28,640	BT Group PLC	61,985
348	Bunzl PLC	3,812
2,694	Cable & Wireless PLC	6,439
1,344	Cadbury PLC	17,070
1,082	Carnival PLC	33,833
734	Carphone Warehouse Group PLC (The)	2,227
4,332	Centrica PLC	17,730
2,344	Compass Group PLC	14,991
578	Daily Mail & General Trust PLC, Class A	3,789
1,848	Diageo PLC	30,340
798	Drax Group PLC	6,117
44,492	DSG International PLC*	22,500
438	easyJet PLC*	2,600
5,158	Enterprise Inns PLC	10,058
405	Eurasian Natural Resources Corp.	5,564
655	Experian PLC	6,035
941	FirstGroup PLC	5,835
7,127	Friends Provident Group PLC	9,586
1,326	G4S PLC	5,530
8,661	GKN PLC*	15,304
4,277	GlaxoSmithKline PLC	88,125
1,300	Hammerson PLC REIT	8,704
2,319	Henderson Group PLC	4,935
2,518	Home Retail Group PLC	12,091
31,336	HSBC Holdings PLC	347,984
550	ICAP PLC	3,688
648	Imperial Tobacco Group PLC	19,226
56,793	Inchcape PLC*	27,476
713	InterContinental Hotels Group PLC	9,226
1,459	International Power PLC	6,109
1,229	Invensys PLC	5,733
1,554	Investec PLC	11,196
15,813	ITV PLC	11,143
3,271	J Sainsbury PLC	17,787
336	Johnson Matthey PLC	7,820
727	Kazakhmys PLC*	13,050
2,213	Kesa Electricals PLC	4,848
8,431	Kingfisher PLC	31,074
6,895	Ladbrokes PLC	13,832
2,368	Land Securities Group PLC REIT	25,840
33,376	Legal & General Group PLC	43,187
1,662	Liberty International PLC REIT	12,358
59,561	Lloyds Banking Group PLC*	85,444
3,650	Logica PLC	6,973
273	London Stock Exchange Group PLC	3,830
252	Lonmin PLC*	6,077
2,549	Man Group PLC	13,025
2,811	Marks & Spencer Group PLC	15,870

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,784	Mitchells & Butlers PLC*	$6,911
3,204	Mondi PLC	17,814
752	National Express Group PLC	4,029
2,724	National Grid PLC	27,233
238	Next PLC	7,042
319	Northern Rock PLC*	—
28,645	Old Mutual PLC	50,144
886	Pearson PLC	12,158
1,095	Persimmon PLC*	7,281
16,482	Premier Foods PLC*	9,753
6,587	Prudential PLC	60,423
14,272	Punch Taverns PLC*	19,526
2,861	Rank Group PLC*	4,185
250	Reckitt Benckiser Group PLC	12,507
446	Reed Elsevier PLC	3,398
5,416	Rentokil Initial PLC*	9,285
1,858	Rexam PLC	8,484
1,868	Rio Tinto PLC*	82,921
118,200	Rolls-Royce Group PLC, Class C*	195
1,970	Rolls-Royce Group PLC	14,671
136,157	Royal Bank of Scotland Group PLC*	94,083
6,206	Royal Dutch Shell PLC, Class A	184,850
4,749	Royal Dutch Shell PLC, Class B	137,773
4,174	RSA Insurance Group PLC	8,339
922	SABMiller PLC	24,362
1,102	Sage Group PLC (The)	3,878
155	Schroders PLC	2,810
75	Schroders PLC NVTG	1,118
853	Scottish & Southern Energy PLC	15,171
4,962	Segro PLC REIT	28,872
328	Severn Trent PLC	5,144
257	Shire PLC	4,541
396	Smith & Nephew PLC	3,528
383	Smiths Group PLC	5,638
2,292	Standard Chartered PLC	56,689
4,953	Standard Life PLC	17,798
1,093	Tate & Lyle PLC	8,102
71,701	Taylor Wimpey PLC*	43,753
8,373	Tesco PLC	56,221
2,007	Thomas Cook Group PLC	6,772
2,707	Tomkins PLC	7,501
1,082	Travis Perkins PLC*	13,466
5,312	Trinity Mirror PLC*	14,018
1,995	TUI Travel PLC	7,665
2,288	Unilever PLC	68,979
578	United Business Media Ltd.	4,407
1,383	United Utilities Group PLC	10,042
308	Vedanta Resources PLC	10,626
74,988	Vodafone Group PLC	166,313
391	Whitbread PLC	8,205

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,836	William Hill PLC	$5,084
2,863	William Morrison Supermarkets PLC	13,214
2,046	Wolseley PLC*	41,752
2,245	WPP PLC	20,298
4,808	Xstrata PLC*	69,941
15,253	Yell Group PLC*	12,885
		3,749,178
	Total Common Stocks and Other Equity Interests (Cost $13,563,209)	12,270,621
	Preferred Stocks—0.8%
	Germany—0.7%
106	Fresenius SE	6,179
264	Henkel AG & Co. KGaA	12,060
327	Porsche Automobil Holding SE	25,118
1,296	ProSiebenSat.1 Media AG	13,557
267	Volkswagen AG	26,658
		83,572
	Italy—0.1%
920	EXOR SpA	10,330
6,485	Unipol Gruppo Finanziario SpA*	6,176
		16,506
	Total Preferred Stocks (Cost $108,596)	100,078
	Rights—0.0%
	Belgium—0.0%
1,122	Fortis, expiring 06/30/14*	—
	Germany—0.0%
1,715	TUI AG, expiring 11/11/09*	—
	Total Rights (Cost $0)	—
	Warrants—0.0%
	Italy—0.0%
492	Mediobanca SpA, expiring 03/18/11* (Cost $29)	—

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

October 31, 2009

Number of Shares		Value
	Money Market Fund—0.0%
4,925	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $4,925)	$4,925
	Total Investments (Cost $13,676,759)—99.9%	12,375,624
	Other assets less liabilities—0.1%	6,133
	Net Assets—100.0%	$12,381,757

CVA Dutch Certificate

NVTG Non Voting

REIT Real Estate Investment Trust

VVPR Voter Verified Paper Record

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Japan Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks—99.4%
	Consumer Discretionary—24.4%
2,200	Aisin Seiki Co. Ltd.	$55,624
2,500	Bridgestone Corp.	40,997
5,000	Canon Marketing Japan, Inc.	80,555
3,600	Chofu Seisakusho Co. Ltd.	70,766
2,000	Denso Corp.	54,342
7,000	Fuji Heavy Industries Ltd.*	27,202
31,000	Haseko Corp.*	23,662
5,600	Honda Motor Co. Ltd.	172,001
16,000	Mazda Motor Corp.*	35,908
240	Nippon Television Network Corp.	31,104
28,200	Nissan Motor Co. Ltd.*	202,921
12,700	Panasonic Corp.	178,261
14,000	Sanyo Electric Co. Ltd.*	34,507
7,000	Sharp Corp.	74,269
6,500	Sony Corp.	190,866
2,500	Suzuki Motor Corp.	60,153
10,300	Toyota Motor Corp.	404,344
		1,737,482
	Consumer Staples—3.2%
7,600	Aeon Co. Ltd.	67,410
3,000	Ajinomoto Co., Inc.	28,000
19	Japan Tobacco, Inc.	53,007
3,000	Kirin Holdings Co. Ltd.	48,696
4,700	UNY Co. Ltd.	34,716
		231,829
	Energy—1.9%
13,000	Cosmo Oil Co. Ltd.	33,959
7,000	Nippon Mining Holdings, Inc.	31,054
14,000	Nippon Oil Corp.	68,604
		133,617
	Financials—18.6%
9,100	Aiful Corp.	12,876
8,000	Bank of Yokohama Ltd. (The)	39,064
10,000	Chuo Mitsui Trust Holdings, Inc.	36,315
3,900	Credit Saison Co. Ltd.	43,355
7,000	Daiwa House Industry Co. Ltd.	74,368
9,000	Daiwa Securities Group, Inc.	47,106
3,400	Hitachi Capital Corp.	42,955
38,785	Mitsubishi UFJ Financial Group, Inc.	205,432
8,000	Mitsui Fudosan Co. Ltd.	128,718
51,500	Mizuho Financial Group, Inc.	101,014
16,800	Nomura Holdings, Inc.	117,750
2,040	ORIX Corp.	131,038
2,400	Resona Holdings, Inc.	28,417
4,700	Sumitomo Mitsui Financial Group, Inc.	158,862
1,650	T&D Holdings, Inc.	42,389
2,000	Tokio Marine Holdings, Inc.	50,855
16,000	Tokyu Land Corp.	64,155
		1,324,669

Number of Shares		Value
	Common Stocks (Continued)
	Health Care—2.5%
500	Alfresa Holdings Corp.	$21,497
1,100	Daiichi Sankyo Co. Ltd.	21,370
500	Eisai Co. Ltd.	17,656
1,500	Suzuken Co. Ltd.	52,787
1,700	Takeda Pharmaceutical Co. Ltd.	67,610
		180,920
	Industrials—19.7%
10,000	Asahi Glass Co. Ltd.	83,778
1,400	East Japan Railway Co.	89,154
10,000	ITOCHU Corp.	62,855
6,000	JTEKT Corp.	63,029
9,000	Kajima Corp.	20,954
3,800	Komatsu Ltd.	73,667
17,000	Marubeni Corp.	83,640
5,600	Mitsubishi Corp.	118,060
19,000	Mitsubishi Electric Corp.*	143,725
22,000	Mitsubishi Heavy Industries Ltd.	77,360
6,800	Mitsui & Co. Ltd.	88,806
10,000	Mitsui O.S.K. Lines Ltd.	57,741
22,000	Nagoya Railroad Co. Ltd.	66,445
13,000	Nippon Express Co. Ltd.	52,934
46,100	Sojitz Corp.	84,634
7,800	Sumitomo Electric Industries Ltd.	94,123
10,000	Sumitomo Heavy Industries Ltd.*	45,118
7,000	Toppan Printing Co. Ltd.	62,213
2,600	Toyota Tsusho Corp.	36,967
		1,405,203
	Information Technology—13.1%
5,100	Canon, Inc.	191,212
5,700	Elpida Memory, Inc.*	74,055
2,000	FUJIFILM Holdings Corp.	56,541
21,000	Fujitsu Ltd.	122,975
43,000	Hitachi Ltd.*	138,066
700	Kyocera Corp.	58,391
18,000	NEC Corp.*	50,877
1,400	OMRON Corp.	23,443
3,200	Seiko Epson Corp.	49,192
30,000	Toshiba Corp.*	170,504
		935,256
	Materials—8.7%
14,000	Asahi Kasei Corp.	68,984
5,000	Hitachi Metals Ltd.	47,437
1,200	JFE Holdings, Inc.	38,872
1,300	JSR Corp.	25,213
15,000	Mitsubishi Chemical Holdings Corp.	55,390
12,000	Mitsui Chemicals, Inc.	40,982
2,900	Nippon Paper Group, Inc.	76,530
17,000	Nippon Steel Corp.	64,494
11,000	OJI Paper Co. Ltd.	47,602

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Japan Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks (Continued)
14,000	Sumitomo Chemical Co. Ltd.	$55,468
19,000	Teijin Ltd.	55,530
2,700	Toyo Seikan Kaisha Ltd.	45,107
		621,609
	Telecommunication Services—3.1%
14	KDDI Corp.	73,890
2,800	Nippon Telegraph & Telephone Corp.	114,890
1,500	SoftBank Corp.	35,149
		223,929
	Utilities—4.2%
1,000	Chubu Electric Power Co., Inc.	22,201
6,500	Chugoku Electric Power Co., Inc. (The)	130,810
2,800	Kansai Electric Power Co., Inc. (The)	60,161
2,100	Kyushu Electric Power Co., Inc.	42,639
5,000	Toho Gas Co. Ltd.	25,784
700	Tokyo Electric Power Co., Inc. (The)	17,111
		298,706
	Total Common Stocks (Cost $7,942,567)	7,093,220
	Money Market Fund—0.1%
3,969	Goldman Sachs Financial Square Prime
	Obligations Institutional Share Class
	(Cost $3,969)	3,969
	Total Investments (Cost $7,946,536)—99.5%	7,097,189
	Other assets less liabilities—0.5%	37,874
	Net Assets—100.0%	$7,135,063

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Agriculture Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks—98.8%
	Australia—2.4%
157,585	Incitec Pivot Ltd.	$378,768
20,478	Nufarm Ltd.	213,905
		592,673
	Brazil—3.3%
36,700	Cosan SA Industria e Comercio*	392,204
42,000	Fertilizantes Fosfatados SA*	409,134
		801,338
	Canada—12.3%
15,433	Agrium, Inc.	721,219
21,826	Potash Corp. of Saskatchewan, Inc.	2,044,617
27,618	Viterra, Inc.*	264,079
		3,029,915
	Chile—3.9%
25,950	Sociedad Quimica y Minera de Chile SA, Class B	951,711
	China—1.0%
454,000	China Bluechemical Ltd., H-Shares	245,445
	Denmark—1.2%
4,711	Danisco A/S	295,599
	Germany—5.2%
16,268	K+S AG	892,418
18,670	Suedzucker AG	387,306
		1,279,724
	Hong Kong—3.7%
258,960	Chaoda Modern Agriculture Holdings Ltd.	202,483
380,000	China Agri-Industries Holdings Ltd.	370,672
690,000	Sinofert Holdings Ltd.	348,105
		921,260
	Indonesia—1.4%
155,500	Astra Agro Lestari Tbk PT	352,521
	Israel—7.2%
86,192	Israel Chemicals Ltd.	1,029,193
759	Israel Corp. Ltd. (The)*	528,979
42,864	Makhteshim-Agan Industries Ltd.	205,417
		1,763,589
	Malaysia—8.2%
615,800	IOI Corp. Bhd	967,235
105,300	Kuala Lumpur Kepong Bhd	462,857
30,900	Kulim Malaysia Bhd	66,916
116,900	PPB Group Bhd	518,642
		2,015,650
	Netherlands—0.7%
3,438	Nutreco Holding NV	174,497

Number of Shares		Value
	Common Stocks (Continued)
	Norway—3.9%
28,740	Yara International ASA	$961,379
	Singapore—9.2%
1,196,760	Golden Agri-Resources Ltd.*	367,957
425,000	Wilmar International Ltd.	1,911,444
		2,279,401
	Switzerland—7.9%
8,181	Syngenta AG	1,947,306
	Taiwan—1.2%
97,000	Taiwan Fertilizer Co. Ltd.	307,198
	United States—26.1%
33,429	Archer-Daniels-Midland Co.	1,006,881
13,068	Bunge Ltd.	745,660
4,772	CF Industries Holdings, Inc.	397,269
7,353	Corn Products International, Inc.	207,208
8,106	Darling International, Inc.*	56,337
6,266	Fresh Del Monte Produce, Inc.*	136,035
7,397	Intrepid Potash, Inc.*	190,547
18,660	Monsanto Co.	1,253,579
39,767	Mosaic Co. (The)	1,858,312
6,475	Scotts Miracle-Gro Co. (The), Class A	263,014
9,830	Terra Industries, Inc.	312,299
		6,427,141
	Total Common Stocks (Cost $22,268,328)	24,346,347
	Money Market Fund—0.0%
11,567	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $11,567)	11,567
	Total Investments (Cost $22,279,895)—98.8%	24,357,914
	Other assets less liabilities—1.2%	294,289
	Net Assets—100.0%	$24,652,203

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Biotech Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks—99.4%
	Australia—9.0%
10,191	CSL Ltd.	$290,070
	Austria—1.7%
1,442	Intercell AG*	55,956
	Denmark—0.7%
802	Genmab A/S*	21,147
	France—0.5%
1,450	NicOx SA*	15,981
	Netherlands—1.3%
2,011	Crucell NV*	40,353
	Spain—4.5%
6,488	Grifols SA	105,348
6,789	Zeltia SA*	40,368
		145,716
	Switzerland—4.9%
2,393	Actelion Ltd.*	132,354
293	Basilea Pharmaceutica AG*	24,315
		156,669
	United Kingdom—0.6%
1,813	Genus PLC	19,978
	United States—76.2%
1,162	Acorda Therapeutics, Inc.*	25,250
2,499	Alexion Pharmaceuticals, Inc.*	110,981
2,898	Alkermes, Inc.*	23,097
1,268	Alnylam Pharmaceuticals, Inc.*	21,607
4,632	Amgen, Inc.*	248,877
4,305	Amylin Pharmaceuticals, Inc.*	47,527
2,756	Biogen Idec, Inc.*	116,110
3,055	BioMarin Pharmaceutical, Inc.*	47,536
1,380	Celera Corp.*	8,542
5,304	Celgene Corp.*	270,769
14,100	Cell Therapeutics, Inc.*	13,395
2,248	Cephalon, Inc.*	122,696
1,770	Cepheid, Inc.*	23,488
1,761	Cubist Pharmaceuticals, Inc.*	29,831
3,514	Dendreon Corp.*	88,799
4,967	Genzyme Corp.*	251,330
2,713	Geron Corp.*	16,576
6,141	Gilead Sciences, Inc.*	261,300
2,730	Halozyme Therapeutics, Inc.*	16,544
4,956	Human Genome Sciences, Inc.*	92,628
3,560	Incyte Corp.*	20,968
2,998	Isis Pharmaceuticals, Inc.*	37,985
1,015	Martek Biosciences Corp.*	18,229
1,008	Medivation, Inc.*	25,724
2,918	Myriad Genetics, Inc.*	70,849

Number of Shares		Value
	Common Stocks (Continued)
1,885	Onyx Pharmaceuticals, Inc.*	$50,141
1,771	OSI Pharmaceuticals, Inc.*	57,062
3,647	PDL BioPharma, Inc.	30,671
2,447	Regeneron Pharmaceuticals, Inc.*	38,418
1,858	Savient Pharmaceuticals, Inc.*	23,411
2,616	Seattle Genetics, Inc.*	23,753
1,915	Theravance, Inc.*	26,753
1,616	United Therapeutics Corp.*	68,745
3,698	Vertex Pharmaceuticals, Inc.*	124,105
		2,453,697
	Total Common Stocks (Cost $3,656,400)	3,199,567
	Money Market Fund—0.0%
80	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $80)	80
	Total Investments (Cost $3,656,480)—99.4%	3,199,647
	Other assets less liabilities—0.6%	20,141
	Net Assets—100.0%	$3,219,788

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Clean Energy Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—2.6%
3,642,665	Infigen Energy	$4,739,779
	Austria—1.3%
52,972	Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	2,390,840
	Belgium—3.9%
2,231,312	Hansen Transmissions International NV*	4,707,821
81,381	Umicore	2,491,528
		7,199,349
	Bermuda—0.8%
13,740,000	China WindPower Group Ltd.*	1,577,833
	Brazil—2.2%
291,400	Cosan SA Industria e Comercio*	3,114,122
99,100	Sao Martinho SA*	982,397
		4,096,519
	Canada—0.9%
159,269	5N Plus, Inc.*	817,636
164,252	Canadian Hydro Developers, Inc.*	798,998
		1,616,634
	Cayman Islands—1.5%
10,727,000	GCL Poly Energy Holdings Ltd.	2,726,646
	China—8.9%
265,200	BYD Co. Ltd., H-Shares*	2,473,980
2,279,000	China High Speed Transmission Equipment Group Co. Ltd.	4,646,069
478,040	Gushan Environmental Energy Ltd. ADR	654,915
219,162	JA Solar Holdings Co. Ltd. ADR*	839,390
357,677	LDK Solar Co. Ltd. ADR*	2,425,050
199,456	Suntech Power Holdings Co. Ltd. ADR*	2,527,108
259,864	Yingli Green Energy Holding Co. Ltd. ADR*	3,009,225
		16,575,737
	Denmark—4.6%
33,711	Novozymes A/S, Class B	3,111,055
9,056	Rockwool International A/S, Class B	770,211
65,274	Vestas Wind Systems A/S*	4,639,228
		8,520,494
	Finland—1.6%
124,585	Fortum Oyj	2,965,001
	France—5.9%
85,573	EDF Energies Nouvelles SA	4,593,293
41,687	Saft Groupe SA	2,175,199
76,004	Sechilienne-Sidec	3,089,461
199,448	Theolia SA*	1,141,790
		10,999,743

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Germany—10.4%
68,845	Centrotherm Photovoltaics AG*	$3,168,199
250,634	Nordex AG*	4,101,061
15,442	Phoenix Solar AG	865,105
169,499	Q-Cells SE*	2,813,484
22,854	Roth & Rau AG*	776,233
32,935	SMA Solar Technology AG	3,167,841
27,064	Solar Millennium AG*	869,710
131,902	Solarworld AG	2,864,731
67,077	Solon SE*	781,854
		19,408,218
	Ireland—1.5%
324,339	Kingspan Group PLC*	2,751,641
	Japan—7.4%
251,000	GS Yuasa Corp.	2,196,111
303	Japan Wind Development Co. Ltd.	1,201,690
528,000	Meidensha Corp.	2,706,496
33,200	NPC, Inc.	861,909
897,000	Sanyo Electric Co. Ltd.*	2,259,346
275,000	Sharp Corp.	3,010,661
339,000	Takuma Co. Ltd.*	895,062
20,500	Tanaka Chemical Corp.	666,952
		13,798,227
	New Zealand—1.6%
653,301	Contact Energy Ltd.*	2,956,419
	Norway—1.3%
388,909	Renewable Energy Corp. A/S*	2,346,600
	Philippines—1.6%
34,101,250	Energy Development Corp.	3,007,986
	Spain—10.6%
107,326	Abengoa SA	2,845,625
33,481	Acciona SA	4,105,104
418,844	EDP Renovaveis SA*	4,189,929
202,033	Gamesa Corp. Tecnologica SA	3,720,160
930,069	Iberdrola Renovables SA	4,157,981
187,402	Solaria Energia y Medio Ambiente SA*	702,316
		19,721,115
	Switzerland—2.0%
31,357	BKW FMB Energie AG	2,586,933
2,011	Gurit Holding AG	1,114,223
		3,701,156
	Taiwan—2.0%
966,000	Epistar Corp.	2,872,189
379,842	Green Energy Technology, Inc.	864,259
		3,736,448

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Clean Energy Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	United Kingdom—1.4%
64,192	Climate Exchange PLC*	$899,393
375,438	eaga PLC	902,288
772,758	PV Crystalox Solar PLC	832,413
		2,634,094
	United States—26.0%
154,361	American Superconductor Corp.*	5,174,181
105,607	Baldor Electric Co.	2,729,941
159,132	Broadwind Energy, Inc.*	929,331
1,096,144	Capstone Turbine Corp.*	1,282,488
180,010	Covanta Holding Corp.*	3,092,572
85,083	Cree, Inc.*	3,581,994
66,443	Echelon Corp.*	906,947
90,687	Ener1, Inc.*	452,528
74,980	Energy Conversion Devices, Inc.*	807,535
27,075	EnerNOC, Inc.*	777,865
491,633	Evergreen Solar, Inc.*	712,868
21,134	First Solar, Inc.*	2,576,869
43,294	Fuel Systems Solutions, Inc.*	1,417,445
346,945	FuelCell Energy, Inc.*	1,155,327
560,445	GT Solar International, Inc.*	2,942,336
156,909	International Rectifier Corp.*	2,868,296
47,135	Itron, Inc.*	2,829,985
117,465	Johnson Controls, Inc.	2,809,763
36,979	Maxwell Technologies, Inc.*	663,033
180,052	MEMC Electronic Materials, Inc.*	2,236,246
69,302	Ormat Technologies, Inc.	2,619,616
51,162	Polypore International, Inc.*	560,735
25,640	Power Integrations, Inc.	799,968
107,254	SunPower Corp., Class A*	2,660,972
68,252	Universal Display Corp.*	775,343
120,846	Zoltek Cos., Inc.*	1,076,738
		48,440,922
	Total Common Stocks and Other Equity Interests (Cost $186,601,398)	185,911,401
	Money Market Fund—0.0%
84,102	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $84,102)	84,102
	Total Investments (Cost $186,685,500)—100.0%	185,995,503
	Liabilities in excess of other assets—(0.0%)	(22,804)
	Net Assets—100.0%	$185,972,699

ADR American Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Coal Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.3%
	Australia—21.8%
25,782	Aquila Resources Ltd.*	$167,270
39,425	Centennial Coal Co. Ltd.	110,529
8,677	Coal & Allied Industries Ltd.	595,406
18,808	Energy Resources of Australia Ltd.	389,920
24,310	Extract Resources Ltd.*	180,966
20,881	Felix Resources Ltd.	320,292
20,873	Felix Resources Ltd.-In Specie*	1,918
85,955	New Hope Corp. Ltd.	321,801
65,453	Paladin Energy Ltd.*	237,711
19,890	Riversdale Mining Ltd.*	94,567
		2,420,380
	Bermuda—2.4%
643,000	Mongolia Energy Corp. Ltd.*	270,235
	Canada—9.1%
31,009	Cameco Corp.	868,206
49,850	Uranium One, Inc.*	142,072
		1,010,278
	China—19.7%
326,000	China Coal Energy Co., H-Shares	453,532
204,500	China Shenhua Energy Co. Ltd., H-Shares	917,402
77,900	Inner Mongolia Yitai Coal Co., Class B	499,593
208,000	Yanzhou Coal Mining Co. Ltd., H-Shares	321,558
		2,192,085
	Indonesia—13.4%
3,055,500	Adaro Energy PT	482,056
1,433,000	Bumi Resources Tbk PT	344,977
120,000	Indo Tambangraya Megah PT	279,820
245,000	Tambang Batubara Bukit Asam Tbk PT	381,680
		1,488,533
	Singapore—1.3%
116,000	Straits Asia Resources Ltd.	148,600
	Thailand—3.3%
28,900	Banpu PCL	372,669
	United States—28.3%
3,892	Alliance Resource Partners LP	145,794
12,741	Alpha Natural Resources, Inc.*	432,812
17,166	Arch Coal, Inc.	371,816
18,102	CONSOL Energy, Inc.	774,947
9,091	Massey Energy Co.	264,457
9,565	Patriot Coal Corp.*	108,084
25,230	Peabody Energy Corp.	998,856
11,945	USEC, Inc.*	46,108
		3,142,874
	Total Common Stocks and Other Equity Interests (Cost $8,480,133)	11,045,654

Number of Shares		Value
	Money Market Fund—0.1%
6,510	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $6,510)	$6,510
	Total Investments (Cost $8,486,643)—99.4%	11,052,164
	Other assets less liabilities—0.6%	69,189
	Net Assets—100.0%	$11,121,353

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Gold and Precious Metals Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—8.3%
11,840	Kingsgate Consolidated Ltd.	$81,310
288,713	Lihir Gold Ltd.	795,688
40,056	Newcrest Mining Ltd.	1,169,086
35,723	Sino Gold Mining Ltd.*	214,657
		2,260,741
	Bermuda—0.8%
50,833	Aquarius Platinum Ltd.*	218,442
	Canada—41.7%
17,726	Agnico-Eagle Mines Ltd.	947,844
13,146	Alamos Gold, Inc.*	105,441
19,467	Aurizon Mines Ltd.*	84,034
66,267	Barrick Gold Corp.	2,396,734
45,450	Eldorado Gold Corp.*	508,844
13,697	Franco-Nevada Corp.	342,044
15,078	Gammon Gold, Inc.*	123,037
55,803	Goldcorp, Inc.	2,060,753
29,020	Golden Star Resources Ltd.*	90,789
44,728	IAMGOLD Corp.	595,847
9,567	Jaguar Mining, Inc.*	80,376
53,561	Kinross Gold Corp.	999,421
8,000	Minefinders Corp.*	75,975
43,602	New Gold, Inc.*	158,671
35,600	Northgate Minerals Corp.*	91,545
22,296	Novagold Resources, Inc.*	95,832
31,910	Osisko Mining Corp.*	216,249
10,687	Pan American Silver Corp.*	227,094
28,063	Red Back Mining, Inc.*	365,246
30,700	Semafo, Inc.*	93,479
8,426	Silver Standard Resources, Inc.*	158,633
41,203	Silver Wheaton Corp.*	520,201
19,711	Silvercorp Metals, Inc.	102,288
89,795	Yamana Gold, Inc.	956,969
		11,397,346
	China—2.9%
178,500	Zhaojin Mining Industry Co. Ltd., H-Shares	317,374
490,000	Zijin Mining Group Co. Ltd., H-Shares	484,927
		802,301
	Mexico—3.3%
48,700	Industrias Penoles SAB de CV	892,565
	Russia—1.3%
38,592	Polymetal GDR*	340,767
	South Africa—23.6%
22,879	Anglo Platinum Ltd.*	1,999,508
26,484	AngloGold Ashanti Ltd.	980,927
83,325	Gold Fields Ltd.	1,069,907
52,185	Harmony Gold Mining Co. Ltd.	523,383

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
69,205	Impala Platinum Holdings Ltd.	$1,541,131
26,414	Mvelaphanda Resources Ltd.*	134,989
44,090	Northam Platinum Ltd.	208,987
		6,458,832
	United Kingdom—8.7%
87,862	Fresnillo PLC	1,073,895
16,990	Gem Diamonds Ltd.*	64,637
23,632	Lonmin PLC*	569,894
10,238	Randgold Resources Ltd.	668,282
		2,376,708
	United States—9.4%
8,428	Coeur d'Alene Mines Corp.*	169,234
50,431	Newmont Mining Corp.	2,191,732
4,989	Royal Gold, Inc.	220,364
		2,581,330
	Total Common Stocks and Other Equity Interests (Cost $26,268,321)	27,329,032
	Money Market Fund—0.0%
3,107	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $3,107)	3,107
	Total Investments (Cost $26,271,428)—100.0%	27,332,139
	Liabilities in excess of other assets—(0.0%)	(7,445)
	Net Assets—100.0%	$27,324,694

GDR Global Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Nuclear Energy Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Australia—5.1%
33,080	Energy Resources of Australia Ltd.	$697,957
268,976	Paladin Energy Ltd.*	1,011,075
12,176	Silex Systems Ltd.*	70,634
		1,779,666
	Canada—9.3%
38,710	Cameco Corp.	1,083,823
185,981	Denison Mines Corp.*	284,876
322,241	Equinox Minerals Ltd.*	1,088,895
81,361	Uex Corp.*	83,083
257,667	Uranium One, Inc.*	734,346
		3,275,023
	France—8.9%
4,858	Areva SA	2,568,201
9,347	Electricite de France	524,059
537	Sperian Protection	38,471
		3,130,731
	Germany—6.5%
26,194	E.ON AG	1,008,325
12,103	RWE AG	1,066,086
5,194	SGL Carbon SE*	200,017
		2,274,428
	India—2.7%
28,631	Larsen & Toubro Ltd. GDR	944,823
	Japan—26.2%
521,000	Hitachi Ltd.*	1,715,179
6,000	Hokkaido Electric Power Co., Inc.	115,400
6,000	Hokuriku Electric Power Co.	136,876
35,000	Japan Steel Works Ltd. (The)	395,161
47,000	JGC Corp.	922,139
24,800	Kansai Electric Power Co., Inc. (The)	536,165
13,800	Kyushu Electric Power Co., Inc.	281,427
225,000	Mitsubishi Heavy Industries Ltd.	810,318
6,200	Shikoku Electric Power Co., Inc.	174,315
77,900	Sumitomo Electric Industries Ltd.	968,156
4,000	Taihei Dengyo Kaisha Ltd.	48,652
38,600	Tokyo Electric Power Co., Inc. (The)	948,796
172,000	Toshiba Corp.*	1,007,070
4,000	Toshiba Plant Systems & Services Corp.	52,806
262,000	Toyo Engineering Corp.	894,366
23,600	Yokogawa Electric Corp.	195,537
		9,202,363
	Netherlands—0.6%
10,629	Chicago Bridge & Iron Co. NV	199,931
	South Korea—2.5%
16,141	Doosan Heavy Industries and Construction Co. Ltd.	887,431

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Switzerland—0.1%
469	BKW FMB Energie AG	$38,692
	United Kingdom—1.3%
53,632	Serco Group PLC	446,884
	United States—36.6%
11,819	AMETEK, Inc.	412,365
5,100	Belden, Inc.	117,045
1,859	CIRCOR International, Inc.	50,658
6,692	Constellation Energy Group, Inc.	206,917
43,446	Duke Energy Corp.	687,316
27,957	Emerson Electric Co.	1,055,377
6,618	Entergy Corp.	507,733
22,236	Exelon Corp.	1,044,202
5,332	Federal Signal Corp.	32,738
10,288	FirstEnergy Corp.	445,265
6,165	Flowserve Corp.	605,465
17,004	Fluor Corp.	755,318
13,866	FPL Group, Inc.	680,821
5,715	General Cable Corp.*	177,965
62,307	General Electric Co.	888,498
5,890	Kirby Corp.*	199,082
1,024	Landauer, Inc.	53,033
25,147	McDermott International, Inc.*	559,018
3,306	Mine Safety Appliances Co.	84,270
5,397	MKS Instruments, Inc.*	84,409
17,663	Parker Hannifin Corp.	935,432
9,419	Progress Energy, Inc.	353,495
22,434	SAIC, Inc.*	397,306
35,376	Shaw Group, Inc. (The)*	907,748
5,393	SPX Corp.	284,642
2,062	Team, Inc.*	33,466
23,771	Thermo Fisher Scientific, Inc.*	1,069,695
61,629	USEC, Inc.*	237,888
		12,867,167
	Total Common Stocks and Other Equity Interests (Cost $38,711,719)	35,047,139
	Money Market Fund—0.1%
14,657	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $14,657)	14,657
	Total Investments (Cost $38,726,376)—99.9%	35,061,796
	Other assets less liabilities—0.1%	52,541
	Net Assets—100.0%	$35,114,337

GDR Global Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Progressive Transportation Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Brazil—3.0%
23,500	Log-in Logistica Intermodal SA	$112,036
	Canada—11.2%
25,850	Bombardier, Inc., Class B	105,349
1,948	Canadian National Railway Co.	93,972
13,900	New Flyer Industries, Inc.	115,360
10,480	Westport Innovations, Inc.*	102,494
		417,175
	Chile—3.0%
3,000	Sociedad Quimica y Minera de Chile SA ADR	110,250
	China—4.5%
18,500	BYD Co. Ltd., H-Shares*	169,372
	Denmark—2.6%
14	A P Moller - Maersk A/S, Class B	95,842
	France—6.0%
1,486	Alstom SA	103,228
2,357	Saft Groupe SA	122,694
		225,922
	Germany—4.9%
2,498	Hamburger Hafen und Logistik AG	97,575
847	Vossloh AG	84,864
		182,439
	Italy—2.4%
4,651	Ansaldo STS SpA	89,240
	Japan—10.3%
1,400	East Japan Railway Co.	89,154
13,000	GS Yuasa Corp.	111,347
10,000	Kinki Sharyo Co. Ltd.	83,390
2,700	Shimano, Inc.	102,669
		386,560
	Taiwan—6.5%
46,400	Giant Manufacturing Co. Ltd.	120,322
76,750	Merida Industry Co. Ltd.	123,632
		243,954
	United Kingdom—8.7%
6,304	BG Group PLC	108,982
16,897	FirstGroup PLC	104,367
47,558	Stagecoach Group PLC	113,124
		326,473
	United States—36.7%
1,133	Burlington Northern Santa Fe Corp.	85,338
8,345	Clean Energy Fuels Corp.*	96,802
2,213	CSX Corp.	93,344
18,424	Ener1, Inc.*	91,936

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,117	Fuel Systems Solutions, Inc.*	$102,051
2,996	Landstar System, Inc.	105,579
6,161	Marten Transport Ltd.*	108,064
8,688	Maxwell Technologies, Inc.*	155,776
2,050	Norfolk Southern Corp.	95,571
2,954	Overseas Shipholding Group, Inc.	115,944
2,828	Reliance Steel & Aluminum Co.	103,165
1,572	Union Pacific Corp.	86,680
5,479	WABCO Holdings, Inc.	129,962
		1,370,212
	Total Common Stocks and Other Equity Interests (Cost $3,294,033)	3,729,475
	Money Market Fund—0.2%
6,930	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $6,930)	6,930
	Total Investments (Cost $3,300,963)—100.0%	3,736,405
	Other assets less liabilities—0.0%	72
	Net Assets—100.0%	$3,736,477

ADR American Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Steel Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—6.9%
14,912	BlueScope Steel Ltd.	$39,671
25,410	Fortescue Metals Group Ltd.*	85,405
8,847	Mount Gibson Iron Ltd.*	9,381
3,368	Murchison Metals Ltd.*	4,250
11,191	OneSteel Ltd.	30,500
1,485	Sims Metal Management Ltd.	26,281
		195,488
	Austria—1.6%
1,381	Voestalpine AG	47,344
	Brazil—11.6%
6,400	Cia Siderurgica Nacional SA	213,401
4,100	Gerdau SA	47,340
2,500	MMX Mineracao e Metalicos SA*	16,517
2,100	Usinas Siderurgicas de Minas Gerais SA	52,104
		329,362
	Canada—0.6%
1,900	Consolidated Thompson Iron Mines Ltd.*	8,819
263	Labrador Iron Ore Royalty Income Fund	9,412
		18,231
	Chile—1.1%
1,232	CAP SA	31,976
	China—0.8%
8,000	Angang Steel Co. Ltd., H-Shares	14,746
14,000	Maanshan Iron & Steel Co. Ltd., H-Shares*	8,428
		23,174
	Finland—1.7%
1,494	Outokumpu Oyj	24,768
1,154	Rautaruukki Oyj	23,584
		48,352
	Germany—5.4%
495	Salzgitter AG	44,615
3,356	ThyssenKrupp AG	108,382
		152,997
	Hong Kong—0.4%
62,000	Shougang Concord International Enterprises Co. Ltd.	10,675
	Japan—22.4%
4,000	Daido Steel Co. Ltd.	13,538
3,000	Hitachi Metals Ltd.	28,462
5,000	JFE Holdings, Inc.	161,965
26,000	Kobe Steel Ltd.*	46,986
800	Maruichi Steel Tube Ltd.	14,846
55,000	Nippon Steel Corp.	208,656
1,000	Nippon Yakin Kogyo Co. Ltd.	4,825

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,000	Nisshin Steel Co. Ltd.	$13,276
40,000	Sumitomo Metal Industries Ltd.	101,622
1,300	Tokyo Steel Manufacturing Co. Ltd.	16,932
600	Yamato Kogyo Co. Ltd.	17,906
2,000	Yodogawa Steel Works Ltd.	8,231
		637,245
	Luxembourg—9.0%
6,367	ArcelorMittal	216,032
1,649	Ternium SA ADR*	41,440
		257,472
	Russia—4.5%
2,920	Evraz Group SA GDR*	70,749
3,424	Mechel ADR*	58,756
		129,505
	South Africa—4.3%
3,300	ArcelorMittal South Africa Ltd.	44,313
2,628	Kumba Iron Ore Ltd.	78,294
		122,607
	South Korea—11.2%
500	Dongkuk Steel Mill Co. Ltd.	10,619
660	Hyundai Hysco	8,349
698	Hyundai Steel Co.	44,341
617	POSCO	255,702
		319,011
	Spain—1.5%
2,092	Acerinox SA	41,711
	Sweden—1.1%
1,980	SSAB AB, Class A	30,351
	Taiwan—3.9%
108,214	China Steel Corp.	96,077
5,000	Feng Hsin Iron & Steel Co.	7,560
7,495	Tung Ho Steel Enterprise Corp.	7,124
		110,761
	Turkey—1.2%
13,162	Eregli Demir ve Celik Fabrikalari TAS*	35,834
	United States—10.7%
899	AK Steel Holding Corp.	14,267
807	Allegheny Technologies, Inc.	24,904
361	Carpenter Technology Corp.	7,592
1,076	Cliffs Natural Resources, Inc.	38,273
926	Commercial Metals Co.	13,742
2,561	Nucor Corp.	102,056
603	Reliance Steel & Aluminum Co.	21,998
232	Schnitzer Steel Industries, Inc., Class A	10,032
1,729	Steel Dynamics, Inc.	23,151

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Steel Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,178	United States Steel Corp.	$40,629
648	Worthington Industries, Inc.	7,160
		303,804
	Total Common Stocks and Other Equity Interests (Cost $2,959,888)	2,845,900
	Money Market Fund—0.0%
464	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $464)	464
	Total Investments (Cost $2,960,352)—99.9%	2,846,364
	Other assets less liabilities—0.1%	1,709
	Net Assets—100.0%	$2,848,073

ADR American Depositary Receipt

GDR Global Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Water Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks—99.9%
	Austria—0.8%
437,859	Christ Water Technology AG*	$2,138,390
	Brazil—1.7%
249,300	Cia de Saneamento Basico Do Estado de Sao Paulo	4,857,004
	Canada—5.8%
265,920	GLV, Inc., Class A*	2,226,697
574,594	Stantec, Inc.*	13,948,787
		16,175,484
	Finland—7.9%
833,659	Kemira Oyj	13,308,846
483,506	Uponor Oyj	8,817,492
		22,126,338
	France—9.4%
632,748	Suez Environnement SA	14,129,862
369,560	Veolia Environnement	12,145,835
		26,275,697
	Germany—2.9%
14,106	KSB AG	7,991,872
	Hong Kong—1.8%
9,633,909	Guangdong Investment Ltd.	5,096,484
	Italy—1.5%
362,126	ACEA SpA	4,258,364
	Japan—12.2%
1,888,000	Ebara Corp.*	8,488,909
405,700	Kurita Water Industries Ltd.	12,683,727
1,810,000	Organo Corp.	13,117,101
		34,289,737
	Malaysia—1.7%
5,215,500	Puncak Niaga Holding Bhd	4,890,725
	Netherlands—5.6%
776,070	Arcadis NV	15,618,523
	Singapore—5.2%
6,678,000	Hyflux Ltd.	14,706,832
	Spain—1.8%
170,639	Sociedad General de Aguas de Barcelona SA, Class A	4,962,376
	Switzerland—3.3%
56,241	Geberit AG	9,345,588

Number of Shares		Value
	Common Stocks (Continued)
	United Kingdom—8.2%
2,526,764	Halma PLC	$9,492,020
551,009	Severn Trent PLC	8,642,056
659,754	United Utilities Group PLC	4,790,464
		22,924,540
	United States—30.1%
241,847	American Water Works Co., Inc.	4,587,838
283,109	Aqua America, Inc.	4,374,034
127,847	Danaher Corp.	8,723,001
134,799	Itron, Inc.*	8,093,332
165,555	ITT Corp.	8,393,638
717,316	Nalco Holding Co.	15,171,233
287,361	Pentair, Inc.	8,362,205
558,348	Tetra Tech, Inc.*	14,366,294
170,528	Valmont Industries, Inc.	12,324,059
		84,395,634
	Total Common Stocks (Cost $278,510,591)	280,053,588
	Money Market Fund—0.0%
29,949	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $29,949)	29,949
	Total Investments (Cost $278,540,540)—99.9%	280,083,537
	Other assets less liabilities—0.1%	340,270
	Net Assets—100.0%	$280,423,807

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Wind Energy Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.4%
	Australia—4.1%
1,359,529	Infigen Energy	$1,768,998
	Belgium—4.1%
847,990	Hansen Transmissions International NV*	1,789,165
	Bermuda—2.7%
10,110,000	China WindPower Group Ltd.*	1,160,982
	China—4.0%
845,000	China High Speed Transmission Equipment Group Co. Ltd.	1,722,654
	Denmark—11.5%
79,646	Greentech Energy Systems A/S*	399,485
64,950	Vestas Wind Systems A/S*	4,616,200
		5,015,685
	France—6.0%
41,538	EDF Energies Nouvelles SA	2,229,631
65,203	Theolia SA*	373,271
		2,602,902
	Germany—11.8%
16,522	E.ON AG	636,006
101,812	Nordex AG*	1,665,924
75,117	Pne Wind AG*	196,172
12,501	REpower Systems AG*	1,928,384
8,065	Siemens AG	731,463
		5,157,949
	Greece—4.0%
180,888	Terna Energy SA	1,734,794
	Italy—1.3%
97,956	Enel SpA	586,066
	Japan—2.7%
205	Japan Wind Development Co. Ltd.	813,025
34,000	Mitsubishi Heavy Industries Ltd.	122,448
951	Mitsui & Co. Ltd. ADR*	248,506
		1,183,979
	Spain—32.8%
662	Acciona SA	81,168
469,706	EDP Renovaveis SA*	4,698,730
11,029	Endesa SA	369,228
231,632	Fersa Energias Renovables SA	690,358
212,859	Gamesa Corp. Tecnologica SA	3,919,506
1,015,739	Iberdrola Renovables SA	4,540,979
		14,299,969

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Switzerland—2.0%
24,126	ABB Ltd. ADR	$447,055
774	Gurit Holding AG	428,845
		875,900
	United Kingdom—2.1%
53,310	Centrica PLC	218,190
215,172	Clipper Windpower PLC*	611,821
15,849	International Power PLC	66,357
		896,368
	United States—10.3%
6,945	AES Corp. (The)*	90,771
57,746	American Superconductor Corp.*	1,935,646
159,732	Broadwind Energy, Inc.*	932,835
4,279	FPL Group, Inc.	210,099
50,336	General Electric Co.	717,791
4,747	Xcel Energy, Inc.	89,528
56,924	Zoltek Cos., Inc.*	507,193
		4,483,863
	Total Common Stocks and Other Equity Interests (Cost $39,057,259)	43,279,274
	Money Market Fund—1.3%
585,601	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $585,601)	585,601
	Total Investments (Cost $39,642,860)—100.7%	43,864,875
	Liabilities in excess of other assets—(0.7%)	(306,710)
	Net Assets—100.0%	$43,558,165

ADR American Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares MENA Frontier Countries Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.6%
	Bahrain—2.2%
711,868	Ahli United Bank	$383,886
	Egypt—20.9%
63,128	Commercial International Bank	650,352
6,252	Egyptian Co. For Mobile Services	238,955
63,075	Egyptian Financial Group-Hermes Holding SAE	366,200
120,441	Egyptian Kuwaiti Holding Co.	284,091
9,609	ElSwedy Cables Holding Co.	126,979
21,308	Maridive & Oil Services SAE	92,342
18,597	Orascom Construction Industries	878,974
96,521	Orascom Telecom Holding SAE	643,361
39,986	Sidi Kerir Petrochemcials Co.	84,724
73,685	Telecom Egypt	237,935
		3,603,913
	Jordan—13.3%
91,800	Arab Bank PLC	1,728,864
29,532	Jordan Petroleum Refinery Co.	303,948
10,886	Jordan Phosphate Mines	265,379
		2,298,191
	Kuwait—17.4%
61,000	Agility DGS*	246,534
50,000	Boubyan Bank KSC*	90,893
59,000	Commercial Bank of Kuwait	204,195
90,000	Gulf Bank KSC*	102,255
13,500	Gulf Cable & Electrical Industries Co.	87,202
106,580	Kuwait Finance House	439,659
50,000	Kuwait Projects Co. Holding	84,775
252,000	Mobile Telecommunications Co. KSC	1,021,919
136,500	National Bank of Kuwait	571,821
112,500	National Industries Group Holding*	147,390
		2,996,643
	Lebanon—4.8%
31,600	Solidere GDR, S Shares	830,311
	Morocco—9.4%
1,612	Alliances Developpement Immobilier SA	146,194
34,277	Douja Promotion Groupe Addoha SA	506,678
52,797	Maroc Telecom	971,785
		1,624,657
	Oman—6.1%
166,835	Bank Muscat SAOG	390,705
219,467	Bank Sohar*	122,738
37,932	Galfar Engineering & Contracting SAOG	63,071
71,122	Oman Telecommunications Co.	242,066
29,606	Raysut Cement Co. SAOG	117,660
62,418	Renaissance Services SAOG	110,244
		1,046,484

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Qatar—3.4%
20,744	Barwa Real Estate Co.*	$193,847
116,166	Masraf Al Rayan	394,979
		588,826
	United Arab Emirates—22.1%
1,322,482	Air Arabia	401,337
269,469	Arabtec Holding Co.	235,536
1,829,538	DP World Ltd.	901,419
732,385	Dubai Financial Market	465,230
254,567	Dubai Islamic Bank	204,518
1,343,619	Emaar Properties PJSC*	1,595,359
		3,803,399
	Total Common Stocks and Other Equity Interests (Cost $17,030,692)	17,176,310

Principal Amount		Interest Rate	Maturity Date
	Convertible Bond—0.0%
	Oman—0.0%
$3,199	Bank Muscat (Cost $8,310)	7.0%	03/20/2014	7,768

Number of Shares
	Money Market Fund—0.2%
37,575	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $37,575)	37,575
	Total Investments (Cost $17,076,577)—99.8%	17,221,653
	Other assets less liabilities—0.2%	31,322
	Net Assets—100.0%	$17,252,975

GDR Global Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

Statements of Assets and Liabilities

October 31, 2009

	PowerShares DWA Developed Markets Technical Leaders Portfolio	PowerShares DWA Emerging Markets Technical Leaders Portfolio	PowerShares Dynamic Developed International Opportunities Portfolio	PowerShares Emerging Markets Infrastructure Portfolio	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
ASSETS:
Unaffiliated investments at value	$22,714,435	$28,730,754	$59,199,995	$100,743,991	$38,707,476	$138,518,899
Cash	—	—	213,921	—	—	3,761
Foreign currency, at value	2,793	—	7,380	255,190	3,514	5,113
Receivables:
Foreign tax reclaims	89,538	—	79,574	6,258	—	82,164
Dividends and interest	14,789	30,553	51,889	156,821	6,681	152,162
Investments sold	—	552,857	—	2,891,119	—	99,416
Shares sold	—	—	—	3,983,177	—	—
Unitary management fee waiver due from Adviser	—	—	—	—	—	—
Total Assets	22,821,555	29,314,164	59,552,759	108,036,556	38,717,671	138,861,515
LIABILITIES:
Due to custodian	—	—	—	147,284	—	—
Due to foreign custodian	—	10,200	—	—	—	—
Unrealized depreciation – foreign currency contracts	22	—	53	38	—	496
Payables:
Investments purchased	—	13,976	—	4,042,775	—	65,538
Shares repurchased	—	665,178	—	—	—	—
Accrued unitary management fees	16,335	22,134	38,692	60,457	27,268	90,212
Total Liabilities	16,357	711,488	38,745	4,250,554	27,268	156,246
NET ASSETS	$22,805,198	$28,602,676	$59,514,014	$103,786,002	$38,690,403	$138,705,269
NET ASSETS CONSIST OF:
Shares of beneficial interest	$43,719,731	$45,860,408	$96,920,916	$90,655,825	$40,258,859	$142,782,722
Undistributed net investment income (loss)	272,704	(675)	529,380	456,677	66,390	1,195,083
Accumulated net realized gain (loss) – investments and foreign currency related transactions	(23,955,587)	(20,724,798)	(44,651,838)	(193,060)	(5,876,134)	(19,529,484)
Net unrealized appreciation (depreciation) – investments and translation of assets and liabilities denominated in foreign currencies	2,768,350	3,467,741	6,715,556	12,866,560	4,241,288	14,256,948
Net Assets	$22,805,198	$28,602,676	$59,514,014	$103,786,002	$38,690,403	$138,705,269
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,300,000	2,150,000	3,800,000	2,600,000	850,000	3,700,000
Net asset value	$17.54	$13.30	$15.66	$39.92	$45.52	$37.49
Share price	$17.18	$13.17	$15.44	$40.10	$45.28	$37.13
Unaffiliated investments at cost	$19,947,705	$25,262,782	$52,488,006	$87,877,229	$34,466,188	$124,265,318
Foreign currency, at cost	$2,795	$(10,174)	$7,380	$255,196	$3,514	$5,112

See Notes to Financial Statements.

	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	PowerShares FTSE RAFI Emerging Markets Portfolio	PowerShares FTSE RAFI Europe Portfolio	PowerShares FTSE RAFI Japan Portfolio	PowerShares Global Agriculture Portfolio
ASSETS:
Unaffiliated investments at value	$31,451,342	$174,764,267	$12,375,624	$7,097,189	$24,357,914
Cash	—	70,953	272	—	—
Foreign currency, at value	30,330	202,255	96		—
Receivables:
Foreign tax reclaims	3,491	—	6,499	—	8,966
Dividends and interest	50,654	208,287	4,235	42,584	4,547
Investments sold	1,991	—	10,753	—	297,078
Shares sold	2,101,826	—	—	—	—
Unitary management fee waiver due from Adviser	—	—	—	—	—
Total Assets	33,639,634	175,245,762	12,397,479	7,139,773	24,668,505
LIABILITIES:
Due to custodian	31,663	—	—	—	—
Due to foreign custodian	—	—	—	38	79
Unrealized depreciation – foreign currency contracts	25	—	48	5	—
Payables:
Investments purchased	2,099,600	—	7,561	—	—
Shares repurchased	—	—	—	—	—
Accrued unitary management fees	18,346	132,292	8,113	4,667	16,223
Total Liabilities	2,149,634	132,292	15,722	4,710	16,302
NET ASSETS	$31,490,000	$175,113,470	$12,381,757	$7,135,063	$24,652,203
NET ASSETS CONSIST OF:
Shares of beneficial interest	$33,953,256	$176,722,842	$15,361,199	$9,671,027	$23,196,967
Undistributed net investment income (loss)	83,199	698,761	10,557	26,772	93,393
Accumulated net realized gain (loss) – investments and foreign currency related transactions	(4,489,332)	(35,445,763)	(1,689,040)	(1,713,176)	(716,788)
Net unrealized appreciation (depreciation) – investments and translation of assets and liabilities denominated in foreign currencies	1,942,877	33,137,630	(1,300,959)	(849,560)	2,078,631
Net Assets	$31,490,000	$175,113,470	$12,381,757	$7,135,063	$24,652,203
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,500,000	8,500,000	350,000	200,000	1,050,000
Net asset value	$20.99	$20.60	$35.38	$35.68	$23.48
Share price	$20.79	$20.57	$35.01	$35.71	$23.27
Unaffiliated investments at cost	$29,508,881	$141,627,754	$13,676,759	$7,946,536	$22,279,895
Foreign currency, at cost	$30,108	$201,166	$96	$(39)	$(80)

Statements of Assets and Liabilities (Continued)

October 31, 2009

	PowerShares Global Biotech Portfolio	PowerShares Global Clean Energy Portfolio	PowerShares Global Coal Portfolio	PowerShares Global Gold and Precious Metals Portfolio	PowerShares Global Nuclear Energy Portfolio
ASSETS:
Unaffiliated investments at value	$3,199,647	$185,995,503	$11,052,164	$27,332,139	$35,061,796
Cash	—	—	—	—	—
Foreign currency, at value	7		9,431	32	22
Receivables:
Foreign tax reclaims	—	65,368	—	—	25,164
Dividends and interest	—	36,573	67,241	8,812	50,659
Investments sold	22,365	—	—	634	—
Shares sold	—	—	—	—	—
Unitary management fee waiver due from Adviser	—	—	—	—	—
Total Assets	3,222,019	186,097,444	11,128,836	27,341,617	35,137,641
LIABILITIES:
Due to custodian	—	—	—	—	—
Due to foreign custodian	—	80	—	—	—
Unrealized depreciation – foreign currency contracts	37	—	77	—	—
Payables:
Investments purchased	—	—	—	—	—
Shares repurchased	—	—	—	—	—
Accrued unitary management fees	2,194	124,665	7,406	16,923	23,304
Total Liabilities	2,231	124,745	7,483	16,923	23,304
NET ASSETS	$3,219,788	$185,972,699	$11,121,353	$27,324,694	$35,114,337
NET ASSETS CONSIST OF:
Shares of beneficial interest	$3,750,205	$303,097,473	$8,880,880	$26,416,985	$50,752,402
Undistributed net investment income (loss)	—	79,461	95,743	53,590	218,099
Accumulated net realized gain (loss) – investments and foreign currency related transactions	(73,547)	(116,517,393)	(419,290)	(206,569)	(12,192,619)
Net unrealized appreciation (depreciation) – investments and translation of assets and liabilities denominated in foreign currencies	(456,870)	(686,842)	2,564,020	1,060,688	(3,663,545)
Net Assets	$3,219,788	$185,972,699	$11,121,353	$27,324,694	$35,114,337
Shares outstanding (unlimited amount authorized, $0.01 par value)	150,000	11,975,000	450,000	800,000	1,900,000
Net asset value	$21.47	$15.53	$24.71	$34.16	$18.48
Share price	$21.62	$15.39	$24.48	$34.31	$18.29
Unaffiliated investments at cost	$3,656,480	$186,685,500	$8,486,643	$26,271,428	$38,726,376
Foreign currency, at cost	$6	$(77)	$9,431	$32	$21

See Notes to Financial Statements.

	PowerShares Global Progressive Transportation Portfolio	PowerShares Global Steel Portfolio	PowerShares Global Water Portfolio	PowerShares Global Wind Energy Portfolio	PowerShares MENA Frontier Countries Portfolio
ASSETS:
Unaffiliated investments at value	$3,736,405	$2,846,364	$280,083,537	$43,864,875	$17,221,653
Cash	—	—	92,457	—	—
Foreign currency, at value	—	—	105,313	80,079	152,009
Receivables:
Foreign tax reclaims	950	710	206,234	15,106	—
Dividends and interest	2,514	3,079	245,389	3,864	53
Investments sold	—	—	576	564,725	177,826
Shares sold	—	—	—	—	—
Unitary management fee waiver due from Adviser	—	—	—	—	3,805
Total Assets	3,739,869	2,850,153	280,733,506	44,528,649	17,555,346
LIABILITIES:
Due to custodian	788	—	—	—	—
Due to foreign custodian	53	137	—	—	—
Unrealized depreciation – foreign currency contracts	3	—	2	11	—
Payables:
Investments purchased	—	—	130,496	941,653	287,910
Shares repurchased	—	—	—	—	—
Accrued unitary management fees	2,548	1,943	179,201	28,820	14,461
Total Liabilities	3,392	2,080	309,699	970,484	302,371
NET ASSETS	$3,736,477	$2,848,073	$280,423,807	$43,558,165	$17,252,975
NET ASSETS CONSIST OF:
Shares of beneficial interest	$3,723,525	$3,272,797	$401,992,371	$49,246,706	$33,619,443
Undistributed net investment income (loss)	24,945	27,126	2,520,305	11	143,674
Accumulated net realized gain (loss) – investments and foreign currency related transactions	(447,439)	(337,926)	(125,639,859)	(9,907,341)	(16,655,242)
Net unrealized appreciation (depreciation) – investments and translation of assets and liabilities denominated in foreign currencies	435,446	(113,924)	1,550,990	4,218,789	145,100
Net Assets	$3,736,477	$2,848,073	$280,423,807	$43,558,165	$17,252,975
Shares outstanding (unlimited amount authorized, $0.01 par value)	150,000	150,000	16,350,000	2,800,000	1,200,000
Net asset value	$24.91	$18.99	$17.15	$15.56	$14.38
Share price	$24.88	$19.04	$17.03	$15.41	$14.10
Unaffiliated investments at cost	$3,300,963	$2,960,352	$278,540,540	$39,642,860	$17,076,577
Foreign currency, at cost	$(54)	$(137)	$105,505	$77,162	$152,011

Statements of Operations

Year Ended October 31, 2009

	PowerShares DWA Developed Markets Technical Leaders Portfolio	PowerShares DWA Emerging Markets Technical Leaders Portfolio	PowerShares Dynamic Developed International Opportunities Portfolio	PowerShares Emerging Markets Infrastructure Portfolio	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$576,293	$313,431	$1,685,965	$873,076	$895,594	$3,169,735
Foreign withholding tax	(37,503)	(19,372)	(171,445)	(77,624)	(18,050)	(296,206)
Total Income	538,790	294,059	1,514,520	795,452	877,544	2,873,529
EXPENSES:
Unitary management fees	169,271	156,881	350,131	248,286	161,648	729,122
Other expenses	—	—	—	—	—	—
Total Expenses	169,271	156,881	350,131	248,286	161,648	729,122
Unitary management fee waivers	—	—	—	—	—	—
Net Expenses	169,271	156,881	350,131	248,286	161,648	729,122
Net Investment Income (Loss)	369,519	137,178	1,164,389	547,166	715,896	2,144,407
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(6,833,562)	(4,976,475)	(25,160,853)	(182,451)	(5,872,800)	(16,708,373)
In-kind redemptions	2,520,557	1,958,154	4,016,706	5,397,288	57,082	—
Foreign currency related transactions	(42,136)	(140,917)	(277,440)	(81,005)	(13,837)	(191,499)
Net realized gain (loss)	(4,355,141)	(3,159,238)	(21,421,587)	5,133,832	(5,829,555)	(16,899,872)
Net change in unrealized appreciation (depreciation) –
Investments	8,832,069	9,530,688	35,428,636	13,090,140	15,900,863	51,556,829
Translation of assets and liabilities denominated in foreign currencies	3,554	22,123	46,123	(304)	27	10,293
Net realized and unrealized gain (loss) – investments	4,480,482	6,393,573	14,053,172	18,223,668	10,071,335	34,667,250
Net increase (decrease) in net assets resulting from operations	$4,850,001	$6,530,751	$15,217,561	$18,770,834	$10,787,231	$36,811,657

See Notes to Financial Statements.

	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	PowerShares FTSE RAFI Emerging Markets Portfolio	PowerShares FTSE RAFI Europe Portfolio	PowerShares FTSE RAFI Japan Portfolio	PowerShares Global Agriculture Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$473,657	$2,770,408	$205,850	$112,723	$231,999
Foreign withholding tax	(41,319)	(276,736)	(22,122)	(7,895)	(21,844)
Total Income	432,338	2,493,672	183,728	104,828	210,155
EXPENSES:
Unitary management fees	130,134	893,683	48,057	50,540	102,151
Other expenses	—	—	—	—	—
Total Expenses	130,134	893,683	48,057	50,540	102,151
Unitary management fee waivers	—	—	—	—	—
Net Expenses	130,134	893,683	48,057	50,540	102,151
Net Investment Income (Loss)	302,204	1,599,989	135,671	54,288	108,004
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(3,299,084)	(25,974,037)	(1,318,616)	(1,286,829)	(794,255)
In-kind redemptions	—	—	—	—	763,001
Foreign currency related transactions	(79,314)	(61,956)	(13,297)	4,779	(12,770)
Net realized gain (loss)	(3,378,398)	(26,035,993)	(1,331,913)	(1,282,050)	(44,024)
Net change in unrealized appreciation (depreciation) –
Investments	11,284,843	74,793,672	3,267,963	1,901,460	2,945,412
Translation of assets and liabilities denominated in foreign currencies	11,938	7,999	9,501	(5,670)	(5,937)
Net realized and unrealized gain (loss) – investments	7,918,383	48,765,678	1,945,551	613,740	2,895,451
Net increase (decrease) in net assets resulting from operations	$8,220,587	$50,365,667	$2,081,222	$668,028	$3,003,455

Statements of Operations (Continued)

Year Ended October 31, 2009

	PowerShares Global Biotech Portfolio	PowerShares Global Clean Energy Portfolio	PowerShares Global Coal Portfolio	PowerShares Global Gold and Precious Metals Portfolio	PowerShares Global Nuclear Energy Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$6,204	$1,602,376	$171,245	$111,072	$553,953
Foreign withholding tax	(298)	(184,885)	(8,204)	(3,990)	(35,141)
Total Income	5,906	1,417,491	163,041	107,082	518,812
EXPENSES:
Unitary management fees	16,987	1,085,529	40,136	97,115	218,261
Other expenses	—	—	—	—	—
Total Expenses	16,987	1,085,529	40,136	97,115	218,261
Unitary management fee waivers	—	—	—	—	—
Net Expenses	16,987	1,085,529	40,136	97,115	218,261
Net Investment Income (Loss)	(11,081)	331,962	122,905	9,967	300,551
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(72,606)	(75,343,147)	(444,827)	(290,504)	(11,421,597)
In-kind redemptions	—	—	368,161	2,485,889	(27,549)
Foreign currency related transactions	(1,969)	(145,699)	(6,554)	41,582	(40,651)
Net realized gain (loss)	(74,575)	(75,488,846)	(83,220)	2,236,967	(11,489,797)
Net change in unrealized appreciation (depreciation) –
Investments	(84,099)	111,770,761	3,589,736	1,899,343	19,124,635
Translation of assets and liabilities denominated in foreign currencies	747	4,995	(1,448)	(15,426)	(3,589)
Net realized and unrealized gain (loss) – investments	(157,927)	36,286,910	3,505,068	4,120,884	7,631,249
Net increase (decrease) in net assets resulting from operations	$(169,008)	$36,618,872	$3,627,973	$4,130,851	$7,931,800

See Notes to Financial Statements.

	PowerShares Global Progressive Transportion Portfolio	PowerShares Global Steel Portfolio	PowerShares Global Water Portfolio	PowerShares Global Wind Energy Portfolio	PowerShares MENA Frontier Countries Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$51,009	$45,716	$5,849,476	$325,156	$451,370
Foreign withholding tax	(6,220)	(4,743)	(563,342)	(35,441)	(18,175)
Total Income	44,789	40,973	5,286,134	289,715	433,195
EXPENSES:
Unitary management fees	16,918	13,949	1,543,687	235,566	135,929
Other expenses	33	—	—	—	—
Total Expenses	16,951	13,949	1,543,687	235,566	135,929
Unitary management fee waivers	—	—	—	—	(35,771)
Net Expenses	16,951	13,949	1,543,687	235,566	100,158
Net Investment Income (Loss)	27,838	27,024	3,742,447	54,149	333,037
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(427,500)	(127,034)	(51,306,302)	(8,192,856)	(13,100,855)
In-kind redemptions	—	—	(5,911,464)	2,873,608	—
Foreign currency related transactions	(1,210)	102	(255,672)	(142,824)	(189,363)
Net realized gain (loss)	(428,710)	(126,932)	(57,473,438)	(5,462,072)	(13,290,218)
Net change in unrealized appreciation (depreciation) –
Investments	1,074,801	809,505	125,749,253	17,448,261	11,030,228
Translation of assets and liabilities denominated in foreign currencies	260	1,553	42,369	(6,510)	77,737
Net realized and unrealized gain (loss) – investments	646,351	684,126	68,318,184	11,979,679	(2,182,253)
Net increase (decrease) in net assets resulting from operations	$674,189	$711,150	$72,060,631	$12,033,828	$(1,849,216)

Statements of Changes in Net Assets

	PowerShares DWA Developed Markets Technical Leaders Portfolio		PowerShares DWA Emerging Markets Technical Leaders Portfolio		PowerShares Dynamic Developed International Opportunities Portfolio
	Year Ended October 31, 2009	For the Period December 27, 2007* Through October 31, 2008	Year Ended October 31, 2009	For the Period December 27, 2007* Through October 31, 2008	Year Ended October 31, 2009	Year Ended October 31, 2008
OPERATIONS:
Net investment income (loss)	$369,519	$743,954	$137,178	$565,591	$1,164,389	$1,798,372
Net realized gain (loss) – investments and foreign currency related transactions	(4,355,141)	(19,097,537)	(3,159,238)	(18,072,939)	(21,421,587)	(24,149,186)
Net change in unrealized appreciation (depreciation) – investments and translation of assets and liablilities denominated in foreign currencies	8,835,623	(6,067,273)	9,552,811	(6,085,070)	35,474,759	(31,554,263)
Net increase (decrease) in net assets resulting from operations	4,850,001	(24,420,856)	6,530,751	(23,592,418)	15,217,561	(53,905,077)
Undistributed net investment income (loss) included in the price of units issued and redeemed	19,791	174,505	(85,980)	(157,384)	(1,849)	339,800
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(29,790)	(399,206)	—	—	(498,523)	(1,535,075)
Return of capital	—	(318,108)	—	(126,780)	—	(289,593)
Total distributions to shareholders	(29,790)	(717,314)	—	(126,780)	(498,523)	(1,824,668)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	11,939,226	61,998,682	16,496,366	46,221,306	36,356,156	49,656,388
Value of shares repurchased	(17,876,023)	(12,938,728)	(7,362,538)	(9,564,011)	(37,977,062)	(3,986,631)
Transaction fee	—	—	—	—	—	—
Net income equalization	(19,791)	(174,505)	85,980	157,384	1,849	(339,800)
Net increase (decrease) in net assets resulting from shares transactions	(5,956,588)	48,885,449	9,219,808	36,814,679	(1,619,057)	45,329,957
Increase (Decrease) in Net Assets	(1,116,586)	23,921,784	15,664,579	12,938,097	13,098,132	(10,059,988)
NET ASSETS:
Beginning of period	23,921,784	—	12,938,097	—	46,415,882	56,475,870
End of period	$22,805,198	$23,921,784	$28,602,676	$12,938,097	$59,514,014	$46,415,882
Undistributed net investment income (loss) at end of period	$272,704	$(45,087)	$(675)	$37	$529,380	$(144)
CHANGES IN SHARES OUTSTANDING:
Shares sold	700,000	2,600,000	1,350,000	2,000,000	2,700,000	2,200,000
Shares repurchased	(1,200,000)	(800,000)	(600,000)	(600,000)	(3,000,000)	(200,400)
Shares outstanding, beginning of period	1,800,000	—	1,400,000	—	4,100,000	2,100,400
Shares outstanding, end of period	1,300,000	1,800,000	2,150,000	1,400,000	3,800,000	4,100,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Emerging Markets Infrastructure Portfolio		PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio		PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
	Year Ended October 31, 2009	For the Period October 15, 2008* Through October 31, 2008	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2009	Year Ended October 31, 2008
OPERATIONS:
Net investment income (loss)	$547,166	$5,698	$715,896	$837,857	$2,144,407	$2,088,023
Net realized gain (loss) – investments and foreign currency related transactions	5,133,832	(26,204)	(5,829,555)	(503,704)	(16,899,872)	(5,877,793)
Net change in unrealized appreciation (depreciation) – investments and translation of assets and liablilities denominated in foreign currencies	13,089,836	(223,276)	15,900,890	(14,260,036)	51,567,122	(39,109,696)
Net increase (decrease) in net assets resulting from operations	18,770,834	(243,782)	10,787,231	(13,925,883)	36,811,657	(42,899,466)
Undistributed net investment income (loss) included in the price of units issued and redeemed	413,673	—	132,976	74,802	1,242,272	421,267
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(19,286)	—	(638,687)	(820,088)	(1,911,462)	(903,504)
Return of capital	—	—	—	(68,892)	—	—
Total distributions to shareholders	(19,286)	—	(638,687)	(888,980)	(1,911,462)	(903,504)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	96,430,376	2,264,002	17,355,909	27,030,123	45,296,198	79,122,596
Value of shares repurchased	(13,416,142)	—	(3,226,396)	(10,435,508)	—	(8,650,620)
Transaction fee	—	—	—	—	—	—
Net income equalization	(413,673)	—	(132,976)	(74,802)	(1,242,272)	(421,267)
Net increase (decrease) in net assets resulting from shares transactions	82,600,561	2,264,002	13,996,537	16,519,813	44,053,926	70,050,709
Increase (Decrease) in Net Assets	101,765,782	2,020,220	24,278,057	1,779,752	80,196,393	26,669,006
NET ASSETS:
Beginning of period	2,020,220	—	14,412,346	12,632,594	58,508,876	31,839,870
End of period	$103,786,002	$2,020,220	$38,690,403	$14,412,346	$138,705,269	$58,508,876
Undistributed net investment income (loss) at end of period	$456,677	$6,762	$66,390	$—	$1,195,083	$1,150,984
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,850,000	100,000	450,000	500,000	1,600,000	1,800,000
Shares repurchased	(350,000)	—	(100,000)	(200,200)	—	(300,200)
Shares outstanding, beginning of period	100,000	—	500,000	200,200	2,100,000	600,200
Shares outstanding, end of period	2,600,000	100,000	850,000	500,000	3,700,000	2,100,000

Statements of Changes in Net Assets (Continued)

	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio		PowerShares FTSE RAFI Emerging Markets Portfolio		PowerShares FTSE RAFI Europe Portfolio
	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2009	Year Ended October 31, 2008
OPERATIONS:
Net investment income (loss)	$302,204	$325,758	$1,599,989	$1,568,123	$135,671	$271,428
Net realized gain (loss) – investments and foreign currency related transactions	(3,378,398)	(2,195,392)	(26,035,993)	(9,868,073)	(1,331,913)	(345,740)
Net change in unrealized appreciation (depreciation) – investments and translation of assets and liablilities denominated in foreign currencies	11,296,781	(9,702,780)	74,801,671	(42,659,749)	3,277,464	(4,892,254)
Net increase (decrease) in net assets resulting from operations	8,220,587	(11,572,414)	50,365,667	(50,959,699)	2,081,222	(4,966,566)
Undistributed net investment income (loss) included in the price of units issued and redeemed	57,796	76,395	(86,994)	(180,922)	25,437	22,874
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(176,533)	(275,980)	(1,670,394)	(743,342)	(111,776)	(280,945)
Return of capital	—	—	—	—	—	(4,427)
Total distributions to shareholders	(176,533)	(275,980)	(1,670,394)	(743,342)	(111,776)	(285,372)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	9,910,408	22,842,324	69,909,482	92,959,347	5,212,022	10,048,050
Value of shares repurchased	—	(2,752,256)	—	(12,689,824)	—	(5,041,425)
Transaction fee	—	—	—	—	—	—
Net income equalization	(57,796)	(76,395)	86,994	180,922	(25,437)	(22,874)
Net increase (decrease) in net assets resulting from shares transactions	9,852,612	20,013,673	69,996,476	80,450,445	5,186,585	4,983,751
Increase (Decrease) in Net Assets	17,954,462	8,241,674	118,604,755	28,566,482	7,181,468	(245,313)
NET ASSETS:
Beginning of period	13,535,538	5,293,864	56,508,715	27,942,233	5,200,289	5,445,602
End of period	$31,490,000	$13,535,538	$175,113,470	$56,508,715	$12,381,757	$5,200,289
Undistributed net investment income (loss) at end of period	$83,199	$19,149	$698,761	$771,309	$10,557	$(41)
CHANGES IN SHARES OUTSTANDING:
Shares sold	500,000	1,000,000	4,300,000	3,800,000	150,000	200,000
Shares repurchased	—	(200,000)	—	(600,000)	—	(100,400)
Shares outstanding, beginning of period	1,000,000	200,000	4,200,000	1,000,000	200,000	100,400
Shares outstanding, end of period	1,500,000	1,000,000	8,500,000	4,200,000	350,000	200,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares FTSE RAFI Japan Portfolio		PowerShares Global Agriculture Portfolio
	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2009	For the Period September 16, 2008* Through October 31, 2008
OPERATIONS:
Net investment income (loss)	$54,288	$107,274	$108,004	$300
Net realized gain (loss) – investments and foreign currency related transactions	(1,282,050)	(513,304)	(44,024)	(12,852)
Net change in unrealized appreciation (depreciation) – investments and translation of assets and liablilities denominated in foreign currencies	1,895,790	(2,672,130)	2,939,475	(860,844)
Net increase (decrease) in net assets resulting from operations	668,028	(3,078,160)	3,003,455	(873,396)
Undistributed net investment income (loss) included in the price of units issued and redeemed	—	(32,952)	131,790	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(88,718)	(90,287)	(1,844)	—
Return of capital	—	—	—	—
Total distributions to shareholders	(88,718)	(90,287)	(1,844)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	9,215,096	23,233,651	2,533,582
Value of shares repurchased	—	(4,466,133)	(3,243,245)	—
Transaction fee	—	—	—	—
Net income equalization	—	32,952	(131,790)	—
Net increase (decrease) in net assets resulting from shares transactions	—	4,781,915	19,858,616	2,533,582
Increase (Decrease) in Net Assets	579,310	1,580,516	22,992,017	1,660,186
NET ASSETS:
Beginning of period	6,555,753	4,975,237	1,660,186	—
End of period	$7,135,063	$6,555,753	$24,652,203	$1,660,186
Undistributed net investment income (loss) at end of period	$26,772	$52,653	$93,393	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	200,000	1,100,000	100,000
Shares repurchased	—	(100,200)	(150,000)	—
Shares outstanding, beginning of period	200,000	100,200	100,000	—
Shares outstanding, end of period	200,000	200,000	1,050,000	100,000

Statements of Changes in Net Assets (Continued)

	PowerShares Global Biotech Portfolio		PowerShares Global Clean Energy Portfolio		PowerShares Global Coal Portfolio
	Year Ended October 31, 2009	For the Period September 16, 2008* Through October 31, 2008	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2009	For the Period September 16, 2008* Through October 31, 2008
OPERATIONS:
Net investment income (loss)	$(11,081)	$(2,010)	$331,962	$152,820	$122,905	$6,069
Net realized gain (loss) – investments and foreign currency related transactions	(74,575)	(2,468)	(75,488,846)	(27,933,512)	(83,220)	(14,474)
Net change in unrealized appreciation (depreciation) – investments and translation of assets and liablilities denominated in foreign currencies	(83,352)	(373,518)	111,775,756	(123,548,062)	3,588,288	(1,024,268)
Net increase (decrease) in net assets resulting from operations	(169,008)	(377,996)	36,618,872	(151,328,754)	3,627,973	(1,032,673)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(4,846)	—	94,121	104,442	(43,194)	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(325,043)	—	(24,564)	—
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	—	—	(325,043)	—	(24,564)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,215,744	2,551,048	43,126,239	180,980,357	7,395,919	2,440,127
Value of shares repurchased	—	—	—	(19,062,009)	(1,285,429)	—
Transaction fee	—	—	—	—	—	—
Net income equalization	4,846	—	(94,121)	(104,442)	43,194	—
Net increase (decrease) in net assets resulting from shares transactions	1,220,590	2,551,048	43,032,118	161,813,906	6,153,684	2,440,127
Increase (Decrease) in Net Assets	1,046,736	2,173,052	79,420,068	10,589,594	9,713,899	1,407,454
NET ASSETS:
Beginning of period	2,173,052	—	106,552,631	95,963,037	1,407,454	—
End of period	$3,219,788	$2,173,052	$185,972,699	$106,552,631	$11,121,353	$1,407,454
Undistributed net investment income (loss) at end of period	$—	$—	$79,461	$218,241	$95,743	$3,992
CHANGES IN SHARES OUTSTANDING:
Shares sold	50,000	100,000	3,275,000	6,500,000	400,000	100,000
Shares repurchased	—	—	—	(900,400)	(50,000)	—
Shares outstanding, beginning of period	100,000	—	8,700,000	3,100,400	100,000	—
Shares outstanding, end of period	150,000	100,000	11,975,000	8,700,000	450,000	100,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Global Gold and Precious Metals Portfolio		PowerShares Global Nuclear Energy Portfolio
	Year Ended October 31, 2009	For the Period September 16, 2008* Through October 31, 2008	Year Ended October 31, 2009	For the Period April 1, 2008* Through October 31, 2008
OPERATIONS:
Net investment income (loss)	$9,967	$(576)	$300,551	$112,214
Net realized gain (loss) – investments and foreign currency related transactions	2,236,967	(37,916)	(11,489,797)	(1,008,869)
Net change in unrealized appreciation (depreciation) – investments and translation of assets and liablilities denominated in foreign currencies	1,883,917	(823,229)	19,121,046	(22,784,591)
Net increase (decrease) in net assets resulting from operations	4,130,851	(861,721)	7,931,800	(23,681,246)
Undistributed net investment income (loss) included in the price of units issued and redeemed	279,533	—	9,006	16,135
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(136,044)	(13,984)
Return of capital	—	—	—	—
Total distributions to shareholders	—	—	(136,044)	(13,984)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	33,355,852	2,516,650	3,877,721	50,497,128
Value of shares repurchased	(11,816,938)	—	(3,361,038)	—
Transaction fee	—	—	—	—
Net income equalization	(279,533)	—	(9,006)	(16,135)
Net increase (decrease) in net assets resulting from shares transactions	21,259,381	2,516,650	507,677	50,480,993
Increase (Decrease) in Net Assets	25,669,765	1,654,929	8,312,439	26,801,898
NET ASSETS:
Beginning of period	1,654,929	—	26,801,898	—
End of period	$27,324,694	$1,654,929	$35,114,337	$26,801,898
Undistributed net investment income (loss) at end of period	$53,590	$—	$218,099	$94,243
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,100,000	100,000	200,000	1,900,000
Shares repurchased	(400,000)	—	(200,000)	—
Shares outstanding, beginning of period	100,000	—	1,900,000	—
Shares outstanding, end of period	800,000	100,000	1,900,000	1,900,000

Statements of Changes in Net Assets (Continued)

	PowerShares Global Progressive Transportion Portfolio		PowerShares Global Steel Portfolio		PowerShares Global Water Portfolio
	Year Ended October 31, 2009	For the Period September 16, 2008* Through October 31, 2008	Year Ended October 31, 2009	For the Period September 16, 2008* Through October 31, 2008	Year Ended October 31, 2009	Year Ended October 31, 2008
OPERATIONS:
Net investment income (loss)	$27,838	$2,755	$27,024	$7,943	$3,742,447	$4,578,003
Net realized gain (loss) – investments and foreign currency related transactions	(428,710)	(17,311)	(126,932)	(246,654)	(57,473,438)	(90,019,553)
Net change in unrealized appreciation (depreciation) – investments and translation of assets and liablilities denominated in foreign currencies	1,075,061	(639,615)	811,058	(924,982)	125,791,622	(136,022,005)
Net increase (decrease) in net assets resulting from operations	674,189	(654,171)	711,150	(1,163,693)	72,060,631	(221,463,555)
Undistributed net investment income (loss) included in the price of units issued and redeemed	8,740	—	9,665	—	345,929	(72,960)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,096)	—	—	—	(3,282,518)	—
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(7,096)	—	—	—	(3,282,518)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,225,702	2,497,853	854,776	2,445,840	43,292,512	215,627,450
Value of shares repurchased	—	—	—	—	(29,163,750)	(37,740,658)
Transaction fee	—	—	—	—	—	—
Net income equalization	(8,740)	—	(9,665)	—	(345,929)	72,960
Net increase (decrease) in net assets resulting from shares transactions	1,216,962	2,497,853	845,111	2,445,840	13,782,833	177,959,752
Increase (Decrease) in Net Assets	1,892,795	1,843,682	1,565,926	1,282,147	82,906,875	(43,576,763)
NET ASSETS:
Beginning of period	1,843,682	—	1,282,147	—	197,516,932	241,093,695
End of period	$3,736,477	$1,843,682	$2,848,073	$1,282,147	$280,423,807	$197,516,932
Undistributed net investment income (loss) at end of period	$24,945	$5,383	$27,126	$—	$2,520,305	$2,316,048
CHANGES IN SHARES OUTSTANDING:
Shares sold	50,000	100,000	50,000	100,000	2,850,000	9,400,000
Shares repurchased	—	—	—	—	(2,500,000)	(2,400,400)
Shares outstanding, beginning of period	100,000	—	100,000	—	16,000,000	9,000,400
Shares outstanding, end of period	150,000	100,000	150,000	100,000	16,350,000	16,000,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Global Wind Energy Portfolio		PowerShares MENA Frontier Countries Portfolio
	Year Ended October 31, 2009	For the Period June 27, 2008* Through October 31, 2008	Year Ended October 31, 2009	For the Period July 7, 2008* Through October 31, 2008
OPERATIONS:
Net investment income (loss)	$54,149	$(10,547)	$333,037	$(26,399)
Net realized gain (loss) – investments and foreign currency related transactions	(5,462,072)	(1,958,859)	(13,290,218)	(3,625,754)
Net change in unrealized appreciation (depreciation) – investments and translation of assets and liablilities denominated in foreign currencies	17,441,751	(13,222,962)	11,107,965	(10,962,865)
Net increase (decrease) in net assets resulting from operations	12,033,828	(15,192,368)	(1,849,216)	(14,615,018)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(11,817)	(18,248)	113,403	(34,963)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(87,570)	—	—	—
Return of capital	—	—	—	—
Total distributions to shareholders	(87,570)	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	23,489,402	29,299,796	4,065,699	41,133,911
Value of shares repurchased	(5,984,923)	—	(4,479,781)	(7,045,347)
Transaction fee	—	—	42,727	—
Net income equalization	11,817	18,248	(113,403)	34,963
Net increase (decrease) in net assets resulting from shares transactions	17,516,296	29,318,044	(484,758)	34,123,527
Increase (Decrease) in Net Assets	29,450,737	14,107,428	(2,220,571)	19,473,546
NET ASSETS:
Beginning of period	14,107,428	—	19,473,546	—
End of period	$43,558,165	$14,107,428	$17,252,975	$19,473,546
Undistributed net investment income (loss) at end of period	$11	$87,571	$143,674	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,750,000	1,400,000	300,000	1,700,000
Shares repurchased	(350,000)	—	(400,000)	(400,000)
Shares outstanding, beginning of period	1,400,000	—	1,300,000	—
Shares outstanding, end of period	2,800,000	1,400,000	1,200,000	1,300,000

Financial Highlights

PowerShares DWA Developed Markets Technical Leaders Portfolio

	Year Ended October 31, 2009	For the Period December 27, 2007* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.29	$24.94
Net investment income (loss)**	0.25	0.42
Net realized and unrealized gain (loss) on investments	4.02	(11.79)
Total from investment operations	4.27	(11.37)
Distributions to shareholders from:
Net investment income	(0.02)	(0.10)
Return of capital	—	(0.18)
Total distributions	(0.02)	(0.28)
Net asset value at end of period	$17.54	$13.29
Share price at end of period***	$17.18	$12.84
NET ASSET VALUE TOTAL RETURN****	32.14%	(46.12	)%(a)
SHARE PRICE TOTAL RETURN****	33.97%	(47.93	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$22,805	$23,922
Ratio to average net assets of:
Expenses	0.80%	0.80	%†
Net investment income (loss)	1.75%	2.14	%†
Portfolio turnover rate ††	135%	205%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.11

PowerShares DWA Emerging Markets Technical Leaders Portfolio

	Year Ended October 31, 2009	For the Period December 27, 2007* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$9.24	$25.07
Net investment income (loss)**	0.08	0.39
Net realized and unrealized gain (loss) on investments	3.98	(16.16)
Total from investment operations	4.06	(15.77)
Distributions to shareholders from:
Net investment income	—	—
Return of capital	—	(0.06)
Total distributions	—	(0.06)
Net asset value at end of period	$13.30	$9.24
Share price at end of period***	$13.17	$9.45
NET ASSET VALUE TOTAL RETURN****	43.94%	(63.04	)%(b)
SHARE PRICE TOTAL RETURN****	39.36%	(62.20	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$28,603	$12,938
Ratio to average net assets of:
Expenses	0.90%	0.90	%†
Net investment income (loss)	0.79%	2.30	%†
Portfolio turnover rate ††	205%	223%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.05)	$(0.11)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception December 28, 2007 (first day of trading on the exchange) to October 31, 2008 was (46.42)%. The share price total return from Fund Inception to October 31, 2008 was (48.52)%.

(b)  The net asset value total return from Fund Inception December 28, 2007 (first day of trading on the exchange) to October 31, 2008 was (62.96)%. The share price total return from Fund Inception to October 31, 2008 was (62.39)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio

	Year Ended October 31,			For the Period June 13, 2007* through
	2009		2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$11.32		$26.89	$24.84
Net investment income (loss)**	0.30		0.55	0.08
Net realized and unrealized gain (loss) on investments	4.17		(15.61)	2.01
Total from investment operations	4.47		(15.06)	2.09
Distributions to shareholders from:
Net investment income	(0.13)		(0.42)	(0.04)
Return of capital	—		(0.09)	—
Total distributions	(0.13)		(0.51)	(0.04)
Net asset value at end of period	$15.66		$11.32	$26.89
Share price at end of period***	$15.44		$11.27
NET ASSET VALUE TOTAL RETURN****	39.69%		(56.89)%	8.42%
SHARE PRICE TOTAL RETURN****	38.34%		(57.81)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$59,514		$46,416	$56,476
Ratio to average net assets of:
Expenses	0.75%		0.75%	0.75%†
Net investment income (loss)	2.49%		2.67%	0.96%†
Portfolio turnover rate ††	194%		194%	54%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$0.10	$0.06

PowerShares Emerging Markets Infrastructure Portfolio

	Year Ended October 31, 2009	For the Period October 15, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.20	$22.64
Net investment income (loss)**	0.56	0.06
Net realized and unrealized gain (loss) on investments	19.26	(2.50)
Total from investment operations	19.82	(2.44)
Distributions to shareholders from:
Net investment income	(0.10)	—
Net asset value at end of period	$39.92	$20.20
Share price at end of period***	$40.10	$20.20
NET ASSET VALUE TOTAL RETURN****	98.46%	(10.78	)%(b)
SHARE PRICE TOTAL RETURN****	99.35%	(10.78	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$103,786	$2,020
Ratio to average net assets of:
Expenses	0.75%	0.75	%†
Net investment income (loss)	1.65%	6.64	%†
Portfolio turnover rate ††	38%	5%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.42	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $(0.005).

(b)  The net asset value total return from Fund Inception October 16, 2008 (first day of trading on the exchange) to October 31, 2008 was (7.55)%. The share price total return from Fund Inception to October 31, 2008 was (17.48)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

	Year Ended October 31,		For the Period June 25, 2007* through
	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$28.82	$63.10	$50.11
Net investment income (loss)**	1.19	1.85	0.51
Net realized and unrealized gain (loss) on investments	16.57	(34.33)	12.74
Total from investment operations	17.76	(32.48)	13.25
Distributions to shareholders from:
Net investment income	(1.06)	(1.65)	(0.26)
Return of capital	—	(0.15)	—
Total distributions	(1.06)	(1.80)	(0.26)
Net asset value at end of period	$45.52	$28.82	$63.10
Share price at end of period***	$45.28	$28.76
NET ASSET VALUE TOTAL RETURN****	63.18%	(52.57)%	26.53%
SHARE PRICE TOTAL RETURN****	62.64%	(53.68)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$38,690	$14,412	$12,633
Ratio to average net assets of:
Expenses	0.80%	0.80%	0.80%†
Net investment income (loss)	3.54%	3.78%	2.74%†
Portfolio turnover rate ††	42%	45%	1%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.22	$0.17	$—

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

	Year Ended October 31,		For the Period June 25, 2007* through
	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.86	$53.05	$49.37
Net investment income (loss)**	0.67	1.32	0.13
Net realized and unrealized gain (loss) on investments	9.55	(25.98)	3.56
Total from investment operations	10.22	(24.66)	3.69
Distributions to shareholders from:
Net investment income	(0.59)	(0.53)	(0.01)
Net asset value at end of period	$37.49	$27.86	$53.05
Share price at end of period***	$37.13	$28.41
NET ASSET VALUE TOTAL RETURN****	37.40%	(46.86)%	7.48%
SHARE PRICE TOTAL RETURN****	33.43%	(46.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$138,705	$58,509	$31,840
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%†
Net investment income (loss)	2.21%	3.09%	0.85%†
Portfolio turnover rate ††	28%	31%	30%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.39	$0.27	$0.12

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the same price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

	Year Ended October 31,		For the Period September 27, 2007* through
	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.54	$26.47	$25.18
Net investment income (loss)**	0.28	0.45	0.01
Net realized and unrealized gain (loss) on investments	7.34	(13.07)	1.28
Total from investment operations	7.62	(12.62)	1.29
Distributions to shareholders from:
Net investment income	(0.17)	(0.31)	—
Net asset value at end of period	$20.99	$13.54	$26.47
Share price at end of period***	$20.79	$13.99
NET ASSET VALUE TOTAL RETURN****	56.70%	(48.13)%	5.12%
SHARE PRICE TOTAL RETURN****	50.21%	(46.71)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$31,490	$13,536	$5,294
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75	%†
Net investment income (loss)	1.74%	2.13%	0.36	%†
Portfolio turnover rate ††	41%	50%	—	(a)
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.05	$0.11	$—

PowerShares FTSE RAFI Emerging Markets Portfolio

	Year Ended October 31,		For the Period September 27, 2007* through
	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.45	$27.94	$25.55
Net investment income (loss)**	0.26	0.51	0.01
Net realized and unrealized gain (loss) on investments	7.21	(14.74)	2.38
Total from investment operations	7.47	(14.23)	2.39
Distributions to shareholders from:
Net investment income	(0.32)	(0.26)	—
Net asset value at end of period	$20.60	$13.45	$27.94
Share price at end of period***	$20.57	$13.52
NET ASSET VALUE TOTAL RETURN****	56.48%	(51.32)%	9.35%
SHARE PRICE TOTAL RETURN****	55.41%	(51.75)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$175,113	$56,509	$27,942
Ratio to average net assets of:
Expenses	0.85%	0.85%	0.85	%†
Net investment income (loss)	1.52%	2.29%	0.56	%†
Portfolio turnover rate ††	52%	49%	8%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.06)	$0.00	(b)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than 0.5%.

(b)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Europe Portfolio

	Year Ended October 31,		For the Period June 25, 2007* through
	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.00	$54.24	$49.50
Net investment income (loss)**	0.60	1.41	0.14
Net realized and unrealized gain (loss) on investments	9.34	(28.23)	4.64
Total from investment operations	9.94	(26.82)	4.78
Distributions to shareholders from:
Net investment income	(0.56)	(1.40)	(0.04)
Return of capital	—	(0.02)	—
Total distribution	(0.56)	(1.42)	(0.04)
Net asset value at end of period	$35.38	$26.00	$54.24
Share price at end of period***	$35.01	$26.15
NET ASSET VALUE TOTAL RETURN****	38.83%	(50.46)%	9.67%
SHARE PRICE TOTAL RETURN****	36.58%	(50.43)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$12,382	$5,200	$5,446
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%†
Net investment income (loss)	2.12%	3.22%	0.78%†
Portfolio turnover rate ††	22%	35%	5%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.11	$0.12	$—

PowerShares FTSE RAFI Japan Portfolio

	Year Ended October 31,		For the Period June 25, 2007* through
	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$32.78	$49.65	$49.65
Net investment income (loss)**	0.27	0.61	0.21
Net realized and unrealized gain (loss) on investments	3.07	(16.82)	(0.21)
Total from investment operations	3.34	(16.21)	0.00
Distributions to shareholders from:
Net investment income	(0.44)	(0.66)	—
Net asset value at end of period	$35.68	$32.78	$49.65
Share price at end of period***	$35.71	$32.67
NET ASSET VALUE TOTAL RETURN****	10.26%	(33.00)%	0.00%
SHARE PRICE TOTAL RETURN****	10.73%	(34.27)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$7,135	$6,556	$4,975
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%†
Net investment income (loss)	0.81%	1.42%	1.20%†
Portfolio turnover rate ††	58%	35%	15%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$—	$(0.19)	$(0.11)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Agriculture Portfolio

	Year Ended October 31, 2009	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.60	$25.35
Net investment income (loss)**	0.17	—	(a)
Net realized and unrealized gain (loss) on investments	6.72	(8.75)
Total from investment operations	6.89	(8.75)
Distributions to shareholders from:
Net investment income	(0.01)	—
Net asset value at end of period	$23.48	$16.60
Share price at end of period***	$23.27	$16.69
NET ASSET VALUE TOTAL RETURN****	41.53%	(34.52	)%(b)
SHARE PRICE TOTAL RETURN****	39.50%	(34.16	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$24,652	$1,660
Ratio to average net assets of:
Expenses	0.75%	0.75	%†
Net investment income (loss)	0.79%	0.13	%†
Portfolio turnover rate ††	33%	22%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.21	$—

PowerShares Global Biotech Portfolio

	Year Ended October 31, 2009	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.73	$25.51
Net investment income (loss)**	(0.10)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.16)	(3.76)
Total from investment operations	(0.26)	(3.78)
Net asset value at end of period	$21.47	$21.73
Share price at end of period***	$21.62	$21.87
NET ASSET VALUE TOTAL RETURN****	(1.20)%	(14.82	)%(c)
SHARE PRICE TOTAL RETURN****	(1.14)%	(14.27	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$3,220	$2,173
Ratio to average net assets of:
Expenses	0.75%	0.75	%†
Net investment income (loss)	(0.49)%	(0.75	)%†
Portfolio turnover rate ††	41%	12%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.05)	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

(b)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the exchange) to October 31, 2008 was (32.63)%. The share price total return from Fund Inception to October 31, 2008 was (33.46)%.

(c)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the exchange) to October 31, 2008 was (12.38)%. The share price total return from Fund Inception to October 31, 2008 was (12.90)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Clean Energy Portfolio

	Year Ended October 31,		For the Period June 13, 2007* through
	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$12.25	$30.95	$25.10
Net investment income (loss)**	0.03	0.02	0.03
Net realized and unrealized gain (loss) on investments	3.28	(18.72)	5.82
Total from investment operations	3.31	(18.70)	5.85
Distributions to shareholders from:
Net investment income	(0.03)	—	—
Net asset value at end of period	$15.53	$12.25	$30.95
Share price at end of period***	$15.39	$12.43
NET ASSET VALUE TOTAL RETURN****	27.10%	(60.42)%	23.31%
SHARE PRICE TOTAL RETURN****	24.13%	(60.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$185,973	$106,553	$95,963
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75	%†
Net investment income (loss)	0.23%	0.09%	(0.19	)%†
Portfolio turnover rate ††	62%	62%	4%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.02	$0.05

PowerShares Global Coal Portfolio

	Year Ended October 31, 2009	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.07	$24.40
Net investment income (loss)**	0.46	0.06
Net realized and unrealized gain (loss) on investments	10.43	(10.39)
Total from investment operations	10.89	(10.33)
Distributions to shareholders from:
Net investment income	(0.25)	—
Net asset value at end of period	$24.71	$14.07
Share price at end of period***	$24.48	$14.31
NET ASSET VALUE TOTAL RETURN****	79.17%	(42.34	)%(a)
SHARE PRICE TOTAL RETURN****	74.45%	(41.35	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$11,121	$1,407
Ratio to average net assets of:
Expenses	0.75%	0.75	%†
Net investment income (loss)	2.30%	2.82	%†
Portfolio turnover rate ††	52%	33%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.16)	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the exchange) to October 31, 2008 was (40.43)%. The share price total return from Fund Inception to October 31, 2008 was (38.85)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Gold and Precious Metals Portfolio

	Year Ended October 31, 2009	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.55	$25.17
Net investment income (loss)**	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	17.59	(8.61)
Total from investment operations	17.61	(8.62)
Net asset value at end of period	$34.16	$16.55
Share price at end of period***	$34.31	$16.74
NET ASSET VALUE TOTAL RETURN****	106.41%	(34.25	)%(a)
SHARE PRICE TOTAL RETURN****	104.96%	(33.49	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$27,325	$1,655
Ratio to average net assets of:
Expenses	0.75%	0.75	%†
Net investment income (loss)	0.08%	(0.22	)%†
Portfolio turnover rate ††	29%	18%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.66	$—

PowerShares Global Nuclear Energy Portfolio

	Year Ended October 31, 2009	For the Period April 1, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.11	$24.87
Net investment income (loss)**	0.17	0.07
Net realized and unrealized gain (loss) on investments	4.28	(10.82)
Total from investment operations	4.45	(10.75)
Distributions to shareholders from:
Net investment income	(0.08)	(0.01)
Net asset value at end of period	$18.48	$14.11
Share price at end of period***	$18.29	$14.25
NET ASSET VALUE TOTAL RETURN****	31.67%	(43.25	)%(b)
SHARE PRICE TOTAL RETURN****	29.03%	(42.68	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$35,114	$26,802
Ratio to average net assets of:
Expenses	0.75%	0.75	%†
Net investment income (loss)	1.03%	0.57	%†
Portfolio turnover rate ††	62%	16%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the exchange) to October 31, 2008 was (39.49)%. The share price total return from Fund Inception to October 31, 2008 was (38.93)%.

(b)  The net asset value total return from Fund Inception April 3, 2008 (first day of trading on the exchange) to October 31, 2008 was (44.95)%. The share price total return from Fund Inception to October 31, 2008 was (45.05)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Progressive Transportation Portfolio

	Year Ended October 31, 2009	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.44	$24.98
Net investment income (loss)**	0.25	0.03
Net realized and unrealized gain (loss) on investments	6.29	(6.57)
Total from investment operations	6.54	(6.54)
Distributions to shareholders from:
Net investment income	(0.07)	—
Net asset value at end of period	$24.91	$18.44
Share price at end of period***	$24.88	$18.56
NET ASSET VALUE TOTAL RETURN****	35.62%	(26.18	)%(a)
SHARE PRICE TOTAL RETURN****	34.58%	(25.70	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$3,736	$1,844
Ratio to average net assets of:
Expenses	0.75%	0.75	%†
Net investment income (loss)	1.23%	1.12	%†
Portfolio turnover rate ††	74%	28%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.08	$—

PowerShares Global Steel Portfolio

	Years Ended October 31, 2009	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$12.82	$24.58
Net investment income (loss)**	0.23	0.08
Net realized and unrealized gain (loss) on investments	5.94	(11.84)
Total from investment operations	6.17	(11.76)
Net asset value at end of period	$18.99	$12.82
Share price at end of period***	$19.04	$12.91
NET ASSET VALUE TOTAL RETURN****	48.13%	(47.84	)%(b)
SHARE PRICE TOTAL RETURN****	47.48%	(47.48	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,848	$1,282
Ratio to average net assets of:
Expenses	0.75%	0.75	%†
Net investment income (loss)	1.45%	4.03	%†
Portfolio turnover rate ††	20%	280%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.08	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the exchange) to October 31, 2008 was (24.36)%. The share price total return from Fund Inception to October 31, 2008 was (23.78)%.

(b)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the exchange) to October 31, 2008 was (45.35)%. The share price total return from Fund Inception to October 31, 2008 was (44.30)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Water Portfolio

	Year Ended October 31,		For the Period June 13, 2007* through
	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$12.34	$26.79	$24.63
Net investment income (loss)**	0.25	0.32	(0.03)
Net realized and unrealized gain (loss) on investments	4.78	(14.77)	2.19
Total from investment operations	5.03	(14.45)	2.16
Distributions to shareholders from:
Net investment income	(0.22)	—	—
Net asset value at end of period	$17.15	$12.34	$26.79
Share price at end of period***	$17.03	$12.14
NET ASSET VALUE TOTAL RETURN****	41.25%	(53.94)%	8.77%
SHARE PRICE TOTAL RETURN****	42.58%	(55.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$280,424	$197,517	$241,094
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%†
Net investment income (loss)	1.82%	1.49%	(0.29)%†
Portfolio turnover rate ††	36%	54%	24%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.02	$0.01	$0.01

PowerShares Global Wind Energy Portfolio

	Year Ended October 31, 2009	For the Period June 27, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.08	$24.44
Net investment income (loss)**	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	5.51	(14.35)
Total from investment operations	5.53	(14.36)
Distribution to shareholders from:
Net investment income	(0.05)	—
Net asset value at end of period	$15.56	$10.08
Share price at end of period***	$15.41	$10.39
NET ASSET VALUE TOTAL RETURN****	55.02%	(58.76	)%(a)
SHARE PRICE TOTAL RETURN****	48.93%	(57.49	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$43,558	$14,107
Ratio to average net assets of:
Expenses	0.75%	0.75	%†
Net investment income (loss)	0.17%	(0.19	)%†
Portfolio turnover rate ††	86%	44%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.02)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception July 1, 2008 (first day of trading on the exchange) to October 31, 2008 was (58.09)%. The share price total return from Fund Inception to October 31, 2008 was (57.28)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares MENA Frontier Countries Portfolio

	Year Ended October 31, 2009	For the Period July 7, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.98	$25.00
Net investment income (loss)**	0.29	(0.02)
Net realized and unrealized gain (loss) on investments	(0.93)	(10.00)
Total from investment operations	(0.64)	(10.02)
Transaction fees**	0.04	—
Net asset value at end of period	$14.38	$14.98
Share price at end of period***	$14.10	$15.13
NET ASSET VALUE TOTAL RETURN****	(4.00)%	(40.08	)%(a)
SHARE PRICE TOTAL RETURN****	(6.81)%	(39.48	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$17,253	$19,474
Ratio to average net assets of:
Expenses, after waivers	0.70%	0.70	%†
Expenses, prior to waivers	0.95%	0.95	%†
Net investment income (loss), after waivers	2.33%	(0.32	)%†
Portfolio turnover rate ††	126%	70%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.10	$(0.03)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception July 9, 2008 (first day of trading on the exchange) to October 31, 2008 was (39.35)%. The share price total return from Fund Inception to October 31, 2008 was (38.25)%.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of October 31, 2009, the Trust offered thirty-two portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares DWA Developed MarketsTechnical Leaders Portfolio	"DWA Developed Markets Technical Leaders Portfolio"

PowerShares DWA Emerging Markets Technical Leaders Portfolio	"DWA Emerging Markets Technical Leaders Portfolio"

PowerShares Dynamic Developed International Opportunities Portfolio	"Dynamic Developed International Opportunities Portfolio"

PowerShares Emerging Markets Infrastructure Portfolio	"Emerging Markets Infrastructure Portfolio"

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	"FTSE RAFI Asia Pacific ex-Japan Portfolio"

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	"FTSE RAFI Developed Markets ex-U.S. Portfolio"

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	"FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio"

PowerShares FTSE RAFI Emerging Markets Portfolio	"FTSE RAFI Emerging Markets Portfolio"

PowerShares FTSE RAFI Europe Portfolio	"FTSE RAFI Europe Portfolio"

PowerShares FTSE RAFI Japan Portfolio	"FTSE RAFI Japan Portfolio"

PowerShares Global Agriculture Portfolio	"Global Agriculture Portfolio"

PowerShares Global Biotech Portfolio	"Global Biotech Portfolio"

PowerShares Global Clean Energy Portfolio	"Global Clean Energy Portfolio"

PowerShares Global Coal Portfolio	"Global Coal Portfolio"

PowerShares Global Gold and Precious Metals Portfolio	"Global Gold and Precious Metals Portfolio"

PowerShares Global Nuclear Energy Portfolio	"Global Nuclear Energy Portfolio"

PowerShares Global Progressive Transportation Portfolio	"Global Progressive Transportation Portfolio"

PowerShares Global Steel Portfolio	"Global Steel Portfolio"

PowerShares Global Water Portfolio	"Global Water Portfolio"

PowerShares Global Wind Energy Portfolio	"Global Wind Energy Portfolio"

PowerShares MENA Frontier Countries Portfolio	"MENA Frontier Countries Portfolio"

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The Shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each Fund's Shares are listed and traded on the following exchange:

Fund	Exchange
DWA Developed MarketsTechnical Leaders Portfolio	NYSE Arca, Inc.

DWA Emerging Markets Technical Leaders Portfolio	NYSE Arca, Inc.

Dynamic Developed International Opportunities Portfolio	NYSE Arca, Inc.

Emerging Markets Infrastructure Portfolio	NYSE Arca, Inc.

FTSE RAFI Asia Pacific ex-Japan Portfolio	NYSE Arca, Inc.

FTSE RAFI Developed Markets ex-U.S. Portfolio	NYSE Arca, Inc.

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	NYSE Arca, Inc.

FTSE RAFI Emerging Markets Portfolio	NYSE Arca, Inc.

FTSE RAFI Europe Portfolio	NYSE Arca, Inc.

FTSE RAFI Japan Portfolio	NYSE Arca, Inc.

Global Agriculture Portfolio	NASDAQ Stock Market

Global Biotech Portfolio	NASDAQ Stock Market

Global Clean Energy Portfolio	NYSE Arca, Inc.

Global Coal Portfolio	NASDAQ Stock Market

Global Gold and Precious Metals Portfolio	NASDAQ Stock Market

Global Nuclear Energy Portfolio	NYSE Arca, Inc.

Global Progressive Transportation Portfolio	NASDAQ Stock Market

Global Steel Portfolio	NASDAQ Stock Market

Global Water Portfolio	NYSE Arca, Inc.

Global Wind Energy Portfolio	NASDAQ Stock Market

MENA Frontier Countries Portfolio	NASDAQ Stock Market

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units of each Fund are issued and redeemed principally in-kind for securities included in a specified index, except for MENA Frontier Countries Portfolio, which issues and redeems Creation Units principally for cash and partially in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield of the following indices (each, an "Underlying Index"):

Fund	Index
DWA Developed Markets Technical Leaders Portfolio	Dorsey Wright Developed Markets Technical Leaders Index

DWA Emerging Markets Technical Leaders Portfolio	Dorsey Wright Emerging Markets Technical Leaders Index

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

Fund	Index
Dynamic Developed International Opportunities Portfolio	QSG Developed International Opportunities Index

Emerging Markets Infrastructure Portfolio	S-Network Emerging Infrastructure Builders IndexSM

FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE RAFI Developed Asia Pacific ex-Japan Index

FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE RAFI Developed ex-US Index

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE RAFI Developed ex-US Mid Small 1500 Index

FTSE RAFI Emerging Markets Portfolio	FTSE RAFI Emerging Index

FTSE RAFI Europe Portfolio	FTSE RAFI Europe Index

FTSE RAFI Japan Portfolio	FTSE RAFI Japan Index

Global Agriculture Portfolio	NASDAQ OMX Global Agriculture IndexSM

Global Biotech Portfolio	NASDAQ OMX Global Biotechnology IndexSM

Global Clean Energy Portfolio	WilderHill New Energy Global Innovation Index

Global Coal Portfolio	NASDAQ OMX Global Coal IndexSM

Global Gold and Precious Metals Portfolio	NASDAQ OMX Global Gold and Precious Metals IndexSM

Global Nuclear Energy Portfolio	WNA Nuclear Energy IndexSM

Global Progressive Transportation Portfolio	Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM

Global Steel Portfolio	NASDAQ OMX Global Steel IndexSM

Global Water Portfolio	Palisades Global Water Index

Global Wind Energy Portfolio	NASDAQ OMX Clean Edge® Global Wind Energy Index

MENA Frontier Countries Portfolio	NASDAQ OMX Middle East North Africa IndexSM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

B. Other Risks

A Fund may concentrate investments in a comparatively narrow segment of the economy. Consequently, such Fund may tend to be more volatile than other funds, and the value of investments may tend to rise and fall more rapidly.

A Fund may invest a large percentage of its assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

Investments in the securities of non-U.S. issuers may have greater risk than investments in U.S. securities. Investments in securities denominated in foreign currencies are subject to risk of adverse changes in currency exchange rates, which may negatively impact returns. The risk can also be associated with the level of development of economies of the countries in a specific region.

A Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by a Fund to meet redemptions and expenses.

With respect to each of the FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio and FTSE RAFI Emerging Markets Portfolio, the Adviser uses a "sampling" methodology in seeking to achieve the Fund's investment objective. Sampling involves the use of quantitative analysis to select securities from the Underlying Index to obtain a representative sample of securities that have, in the aggregate, investment characteristics similar to the Underlying Index universe, based on such factors as industry weightings, market capitalization and other financial characteristics of securities. The Adviser generally expects the Fund to hold less than the total number of securities in the Underlying Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective. As a result, an adverse development respecting an issuer of the securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the Fund's Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and Passive Foreign Investment Company investments.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date, except with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, Powershares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio, Powershares Global Steel Portfolio, Powershares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries, which are declared and paid annually. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a return of capital at fiscal period-end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders' per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statement of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars using the applicable exchange rates as of the close of London world markets. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Certain

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser under which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
DWA Developed MarketsTechnical Leaders Portfolio	0.80%
DWA Emerging Markets Technical Leaders Portfolio	0.90%
Dynamic Developed International Opportunities Portfolio	0.75%
Emerging Markets Infrastructure Portfolio	0.75%
FTSE RAFI Asia Pacific ex-Japan Portfolio	0.80%
FTSE RAFI Developed Markets ex-U.S. Portfolio	0.75%
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	0.75%
FTSE RAFI Emerging Markets Portfolio	0.85%
FTSE RAFI Europe Portfolio	0.75%
FTSE RAFI Japan Portfolio	0.75%
Global Agriculture Portfolio	0.75%
Global Biotech Portfolio	0.75%
Global Clean Energy Portfolio	0.75%
Global Coal Portfolio	0.75%
Global Gold and Precious Metals Portfolio	0.75%
Global Nuclear Energy Portfolio	0.75%
Global Progressive Transportation Portfolio	0.75%
Global Steel Portfolio	0.75%
Global Water Portfolio	0.75%
Global Wind Energy Portfolio	0.75%
MENA Frontier Countries Portfolio	0.95%*

* The Adviser has voluntarily agreed to waive a portion of its unitary management fee. After giving effect to such waiver, the Fund's net unitary management fee is 0.70% of average daily net assets of the Fund. The Adviser may amend or terminate this agreement at any time.

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

The Adviser has entered into licensing agreements for each Fund with the following Licensors:

Fund	Licensor
DWA Developed MarketsTechnical Leaders Portfolio	Dorsey Wright & Associates, Inc.

DWA Emerging Markets Technical Leaders Portfolio	Dorsey Wright & Associates, Inc.

Dynamic Developed International Opportunities Portfolio	Quantitative Services Group, LLC

Emerging Markets Infrastructure Portfolio	S-Network Global Indexes, LLC

FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE International Ltd.

FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE International Ltd.

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE International Ltd.

FTSE RAFI Emerging Markets Portfolio	FTSE International Ltd.

FTSE RAFI Europe Portfolio	FTSE International Ltd.

FTSE RAFI Japan Portfolio	FTSE International Ltd.

Global Agriculture Portfolio	The NASDAQ OMX Group, Inc.

Global Biotech Portfolio	The NASDAQ OMX Group, Inc.

Global Clean Energy Portfolio	WilderHill New Energy Finance, LLC

Global Coal Portfolio	The NASDAQ OMX Group, Inc.

Global Gold and Precious Metals Portfolio	The NASDAQ OMX Group, Inc.

Global Nuclear Energy Portfolio	WNA GLOBAL INDEXES, LLC

Global Progressive Transportation Portfolio	The NASDAQ OMX Group, Inc.

Global Steel Portfolio	The NASDAQ OMX Group, Inc.

Global Water Portfolio	Water Index Associates, LLC

Global Wind Energy Portfolio	The NASDAQ OMX Group, Inc.

MENA Frontier Countries Portfolio	The NASDAQ OMX Group, Inc.

The Underlying Index name trademarks are owned by the respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Adviser is required to pay the licensing fees on behalf of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accounting and transfer agent for each Fund.

Note 4. Additional Valuation Information

Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, October 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
DWA Developed Markets Technical Leaders Portfolio
Equity Securities	$22,689,685	$—	$—	$22,689,685
Money Market Fund	24,750	—	—	24,750
Total	22,714,435	—	—	22,714,435
DWA Emerging Markets Technical Leaders Portfolio
Brazil	4,807,987	—	—	4,807,987
Chile	192,366	—	—	192,366
China	980,181	4,103,703	—	5,083,884
Hong Kong	—	476,349	—	476,349
India	188,134	—	—	188,134
Indonesia	—	1,739,323	—	1,739,323
Isreal	213,278	—	—	213,278
Luxembourg	308,194	—	—	308,194
Malaysia	—	1,639,337	—	1,639,337
Mexico	1,324,368	—	—	1,324,368
Panama	223,650	—	—	223,650
Peru	851,317	—	—	851,317
Philippines	—	292,765	—	292,765
Poland	—	286,327	—	286,327
Russia	978,481	—	—	978,481
Singapore	—	228,436	—	228,436
South Africa	—	3,205,642	—	3,205,642
South Korea	161,249	3,226,778	—	3,388,027

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Thailand	$—	$1,157,206	$—	$1,157,206
Turkey	—	1,889,910	—	1,889,910
United States	255,773	—	—	255,773
Total	10,484,978	18,245,776	—	28,730,754
Dynamic Developed International Opportunities Portfolio
Equity Securities	59,170,321	—	0	59,170,321
Money Market Fund	29,674	—	—	29,674
Total	59,199,995	—	0	59,199,995
Emerging Markets Infrastructure Portfolio
Australia	—	891,074	—	891,074
Bermuda	—	1,185,069	—	1,185,069
Brazil	13,755,076	—	—	13,755,076
Cayman Islands	—	2,057,343	—	2,057,343
Chile	1,810,351	—	—	1,810,351
China	—	14,360,939	—	14,360,939
France	—	6,103,983	—	6,103,983
India	1,048,642	1,807,160	—	2,855,802
Indonesia	—	8,187,791	—	8,187,791
Ireland	955,440	—	—	955,440
Isreal	—	1,724,411	—	1,724,411
Malaysia	7	4,208,305	—	4,208,312
Mexico	1,806,670	—	—	1,806,670
Russia	5,627,843	2,907,980	—	8,535,823
Singapore	—	4,285,961	—	4,285,961
South Africa	—	8,848,846	—	8,848,846
Spain	—	728,633	—	728,633
Sweden	—	1,064,125	—	1,064,125
Switzerland	1,651,522	4,057,747	—	5,709,269
Taiwan	—	6,065,914	—	6,065,914
United States	5,603,159	—	—	5,603,159
Total	32,258,710	68,485,281	—	100,743,991
FTSE RAFI Asia Pacific ex-Japan Portfolio
Equity Securities	—	38,485,256	0	38,485,256
Money Market Fund	222,220	—	—	222,220
Total	222,220	38,485,256	0	38,707,476
FTSE RAFI Developed Markets ex-U.S. Portfolio
Equity Securities	138,400,764	78,900	0	138,479,664
Money Market Fund	39,235	—	—	39,235
Total	138,439,999	78,900	0	138,518,899
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Equity Securities	31,441,779	5,427	4,136	31,451,342

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

	Investment in Securities
	Level 1	Level 2	Level 3	Total
FTSE RAFI Emerging Markets Portfolio
Argentina	$260,822	$—	$—	$260,822
Brazil	21,660,175	—	—	21,660,175
Chile	863,465	—	—	863,465
China	—	36,639,076	—	36,639,076
Hungary	—	1,725,492	—	1,725,492
India	8,954,296	—	—	8,954,296
Indonesia	—	1,509,927	—	1,509,927
Mexico	9,511,601	—	—	9,511,601
Phillipines	72,008	—	—	72,008
Russia	4,689,979	7,787,369	—	12,477,348
South Africa	—	10,500,713	—	10,500,713
South Korea	38,540,966	10,190,160	—	48,731,126
Taiwan	17,043,888	—	—	17,043,888
Thailand	—	1,941,709	—	1,941,709
Turkey	2,872,621	—	—	2,872,621
Total	104,469,821	70,294,446	—	174,764,267
FTSE RAFI Europe Portfolio
Equity Securities	12,370,504	195	0	12,370,699
Money Market Fund	4,925	—	—	4,925
Total	12,375,429	195	0	12,375,624
FTSE RAFI Japan Portfolio
Equity Securities	—	7,093,220	—	7,093,220
Money Market Fund	3,969	—	—	3,969
Total	3,969	7,093,220	—	7,097,189
Global Agriculture Portfolio
Equity Securities	24,346,347	—	—	24,346,347
Money Market Fund	11,567	—	—	11,567
Total	24,357,914	—	—	24,357,914
Global Biotech Portfolio
Equity Securities	3,199,567	—	—	3,199,567
Money Market Fund	80	—	—	80
Total	3,199,647	—	—	3,199,647
Global Clean Energy Portfolio
Equity Securities	185,911,401	—	—	185,911,401
Money Market Fund	84,102	—	—	84,102
Total	185,995,503	—	—	185,995,503
Global Coal Portfolio
Australia	—	2,418,462	1,918	2,420,380
Bermuda	—	270,235	—	270,235
Canada	1,010,278	—	—	1,010,278
China	—	2,192,085	—	2,192,085
Indonesia	—	1,488,533	—	1,488,533

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Singapore	$—	$148,600	$—	$148,600
Thailand	—	372,669	—	372,669
United States	3,149,384	—	—	3,149,384
Total	4,159,662	6,890,584	1,918	11,052,164
Global Gold and Precious Metals Portfolio
Equity Securities	27,329,032	—	—	27,329,032
Money Market Fund	3,107	—	—	3,107
Total	27,332,139	—	—	27,332,139
Global Nuclear Energy Portfolio
Equity Securities	35,047,139	—	—	35,047,139
Money Market Fund	14,657	—	—	14,657
Total	35,061,796	—	—	35,061,796
Global Progressive Transportation Portfolio
Brazil	112,036	—	—	112,036
Canada	417,175	—	—	417,175
Chile	110,250	—	—	110,250
China	—	169,372	—	169,372
Denmark	—	95,842	—	95,842
France	—	225,922	—	225,922
Germany	—	182,439	—	182,439
Italy	—	89,240	—	89,240
Japan	—	386,560	—	386,560
Taiwan	—	243,954	—	243,954
United Kingdom	—	326,473	—	326,473
United States	1,377,142	—	—	1,377,142
Total	2,016,603	1,719,802	—	3,736,405
Global Steel Portfolio
Australia	—	195,488	—	195,488
Austria	—	47,344	—	47,344
Brazil	329,362	—	—	329,362
Canada	18,231	—	—	18,231
Chile	31,976	—	—	31,976
China	—	23,174	—	23,174
Finland	—	48,352	—	48,352
Germany	—	152,997	—	152,997
Hong Kong	—	10,675	—	10,675
Japan	—	637,245	—	637,245
Luxembourg	41,440	216,032	—	257,472
Russia	58,756	70,749	—	129,505
South Africa	—	122,607	—	122,607
South Korea	—	319,011	—	319,011
Spain	—	41,711	—	41,711
Sweden	—	30,351	—	30,351

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Taiwan	$—	$110,761	$—	$110,761
Turkey	—	35,834	—	35,834
United States	304,268	—	—	304,268
Total	784,033	2,062,331	—	2,846,364
Global Water Portfolio
Equity Securities	280,053,588	—	—	280,053,588
Money Market Fund	29,949	—	—	29,949
Total	280,083,537	—	—	280,083,537
Global Wind Energy Portfolio
Equity Securities	43,279,274	—	—	43,279,274
Money Market Fund	585,601	—	—	585,601
Total	43,864,875	—	—	43,864,875
MENA Frontier Countries Portfolio
Bahrain	—	383,886	—	383,886
Egypt	—	3,603,913	—	3,603,913
Jordan	—	2,298,191	—	2,298,191
Kuwait	1,943,696	1,052,947	—	2,996,643
Lebanon	—	830,311	—	830,311
Morocco	—	1,624,657	—	1,624,657
Oman	7,768	1,046,484	—	1,054,252
Qatar	—	588,826	—	588,826
United Arab Emirates	—	3,803,399	—	3,803,399
United States	37,575	—	—	37,575
Total	1,989,039	15,232,614	—	17,221,653

Note 5. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended October 31, 2009 and 2008:

	2009		2008
	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
DWA Developed MarketsTechnical Leaders Portfolio	$29,790	$—	$399,206	$318,108
DWA Emerging Markets Technical Leaders Portfolio	—	—	—	126,780
Dynamic Developed International Opportunities Portfolio	498,523	—	1,535,075	289,593
Emerging Markets Infrastructure Portfolio	19,286	—	—	—
FTSE RAFI Asia Pacific ex-Japan Portfolio	638,687	—	820,088	68,892
FTSE RAFI Developed Markets ex-U.S. Portfolio	1,911,462	—	903,504	—
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	176,533	—	275,980	—
FTSE RAFI Emerging Markets Portfolio	1,670,394	—	743,342	—
FTSE RAFI Europe Portfolio	111,776	—	280,945	4,427
FTSE RAFI Japan Portfolio	88,718	—	90,287	—
Global Agriculture Portfolio	1,844	—	—	—
Global Biotech Portfolio	—	—	—	—
Global Clean Energy Portfolio	325,043	—	—	—

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

	2009		2008
	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
Global Coal Portfolio	$24,564	$—	$—	$—
Global Gold and Precious Metals Portfolio	—	—	—	—
Global Nuclear Energy Portfolio	136,044	—	13,984	—
Global Progressive Transportation Portfolio	7,096	—	—	—
Global Steel Portfolio	—	—	—	—
Global Water Portfolio	3,282,518	—	—	—
Global Wind Energy Portfolio	87,570	—	—	—
MENA Frontier Countries Portfolio	—	—	—	—

Tax Components of Net Assets at Year-End:

	Undistributed Ordinary Income	Net Unrealized Gains (Losses)	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
DWA Developed Markets Technical Leaders Portfolio	$456,130	$2,565,363	$(23,936,026)	$43,719,731	$22,805,198
DWA Emerging Markets Technical Leaders Portfolio	159,399	3,202,817	(20,619,948)	45,860,408	28,602,676
Dynamic Developed International Opportunities Portfolio	673,471	5,359,563	(43,439,936)	96,920,916	59,514,014
Emerging Markets Infrastructure Portfolio	929,170	12,201,007	—	90,655,825	103,786,002
FTSE RAFI Asia Pacific ex-Japan Portfolio	855,700	2,329,929	(4,754,085)	40,258,859	38,690,403
FTSE RAFI Developed Markets ex-U.S. Portfolio	2,087,084	4,777,426	(10,941,963)	142,782,722	138,705,269
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	775,454	478,299	(3,717,009)	33,953,256	31,490,000
FTSE RAFI Emerging Markets Portfolio	804,827	15,871,566	(18,285,765)	176,722,842	175,113,470
FTSE RAFI Europe Portfolio	33,110	(1,778,510)	(1,234,042)	15,361,199	12,381,757
FTSE RAFI Japan Portfolio	75,654	(930,834)	(1,680,784)	9,671,027	7,135,063
Global Agriculture Portfolio	93,393	1,450,781	(88,938)	23,196,967	24,652,203
Global Biotech Portfolio	—	(522,268)	(8,149)	3,750,205	3,219,788
Global Clean Energy Portfolio	79,461	(17,474,184)	(99,730,051)	303,097,473	185,972,699
Global Coal Portfolio	131,531	2,213,763	(104,821)	8,880,880	11,121,353
Global Gold and Precious Metals Portfolio	92,146	815,563	—	26,416,985	27,324,694
Global Nuclear Energy Portfolio	832,791	(8,520,539)	(7,950,317)	50,752,402	35,114,337

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

	Undistributed Ordinary Income	Net Unrealized Gains (Losses)	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Global Progressive Transportation Portfolio	$24,942	$386,964	$(398,954)	$3,723,525	$3,736,477
Global Steel Portfolio	27,700	(236,821)	(215,603)	3,272,797	2,848,073
Global Water Portfolio	2,520,305	(16,658,617)	(107,430,252)	401,992,371	280,423,807
Global Wind Energy Portfolio	—	(912,523)	(4,776,018)	49,246,706	43,558,165
MENA Frontier Countries Portfolio	143,674	(4,393,105)	(12,117,037)	33,619,443	17,252,975

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds have capital loss carryforward amounts as of October 31, 2009, which expire on October 31 of each year listed below:

	2015	2016	2017	Total*
DWA Developed MarketsTechnical Leaders Portfolio	$—	$17,174,329	$6,761,697	$23,936,026
DWA Emerging Markets Technical Leaders Portfolio	—	15,429,745	5,190,203	20,619,948
Dynamic Developed International Opportunities Portfolio	47,847	23,676,544	19,715,545	43,439,936
Emerging Markets Infrastructure Portfolio**	—	—	—	—
FTSE RAFI Asia Pacific ex-Japan Portfolio	—	566,386	4,187,699	4,754,085
FTSE RAFI Developed Markets ex-U.S. Portfolio	54,729	2,040,934	8,846,300	10,941,963
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	2,199	1,081,645	2,633,165	3,717,009
FTSE RAFI Emerging Markets Portfolio	5,426	6,580,140	11,700,199	18,285,765
FTSE RAFI Europe Portfolio	13,972	254,951	965,119	1,234,042
FTSE RAFI Japan Portfolio	53,958	362,861	1,263,965	1,680,784
Global Agriculture Portfolio	—	2,831	86,107	88,938
Global Biotech Portfolio	—	941	7,208	8,149
Global Clean Energy Portfolio	155,633	34,356,421	65,217,997	99,730,051
Global Coal Portfolio	—	11,075	93,746	104,821
Global Gold and Precious Metals Portfolio**	—	—	—	—
Global Nuclear Energy Portfolio	—	519,741	7,430,576	7,950,317
Global Progressive Transportation Portfolio	—	18,830	380,124	398,954
Global Steel Portfolio	—	156,658	58,945	215,603
Global Water Portfolio	589,102	64,839,461	42,001,689	107,430,252

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

	2015	2016	2017	Total*
Global Wind Energy Portfolio	$—	$1,187,533	$3,588,485	$4,776,018
MENA Frontier Countries Portfolio	—	2,297,569	9,819,468	12,117,037

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

**  During the year ended October 31, 2009, the Global Gold and Precious Metals and Emerging Markets Infrastructure Funds utilized capital loss carryforwards of $26,066 and $27,268, respectively, to offset realized gains.

Note 6. Investment Transactions

For the year ended October 31, 2009, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
DWA Developed MarketsTechnical Leaders Portfolio	$35,475,301	$29,078,892
DWA Emerging Markets Technical Leaders Portfolio	38,216,098	35,767,776
Dynamic Developed International Opportunities Portfolio	91,066,265	91,904,299
Emerging Markets Infrastructure Portfolio	30,859,986	12,907,360
FTSE RAFI Asia Pacific ex-Japan Portfolio	8,788,429	8,954,145
FTSE RAFI Developed Markets ex-U.S. Portfolio	27,538,831	27,428,375
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	7,398,996	7,280,287
FTSE RAFI Emerging Markets Portfolio	55,135,110	54,791,262
FTSE RAFI Europe Portfolio	1,490,458	1,441,633
FTSE RAFI Japan Portfolio	3,899,210	3,976,321
Global Agriculture Portfolio	7,499,223	4,355,404
Global Biotech Portfolio	945,384	981,892
Global Clean Energy Portfolio	91,231,379	90,161,776
Global Coal Portfolio	3,491,976	2,749,395
Global Gold and Precious Metals Portfolio	5,654,527	3,728,681
Global Nuclear Energy Portfolio	18,093,305	18,041,000
Global Progressive Transportation Portfolio	1,826,697	1,694,829
Global Steel Portfolio	592,949	377,571
Global Water Portfolio	77,012,767	75,726,922
Global Wind Energy Portfolio	30,717,693	26,397,184
MENA Frontier Countries Portfolio	18,180,086	18,513,319

For the year ended October 31, 2009, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
DWA Developed MarketsTechnical Leaders Portfolio	$6,817,335	$19,007,855
DWA Emerging Markets Technical Leaders Portfolio	15,649,171	8,857,586
Dynamic Developed International Opportunities Portfolio	44,233,606	44,928,918
Emerging Markets Infrastructure Portfolio	77,927,073	15,459,685

Notes to Financial Statements (Continued)
PowerShares Exchange-Traded Fund Trust II

October 31, 2009

	Securities Received	Securities Delivered
FTSE RAFI Asia Pacific ex-Japan Portfolio	$17,380,371	$3,223,064
FTSE RAFI Developed Markets ex-U.S. Portfolio	45,061,393	—
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	9,813,958	—
FTSE RAFI Emerging Markets Portfolio	69,031,472	—
FTSE RAFI Europe Portfolio	5,162,739	—
FTSE RAFI Japan Portfolio	—	—
Global Agriculture Portfolio	19,019,712	2,374,578
Global Biotech Portfolio	1,214,265	—
Global Clean Energy Portfolio	41,829,452	—
Global Coal Portfolio	6,360,568	980,651
Global Gold and Precious Metals Portfolio	30,750,194	11,028,652
Global Nuclear Energy Portfolio	3,770,833	3,234,021
Global Progressive Transportation Portfolio	1,111,516	—
Global Steel Portfolio	668,404	—
Global Water Portfolio	41,996,470	28,162,594
Global Wind Energy Portfolio	18,598,169	5,802,653
MENA Frontier Countries Portfolio	—	—

Gains on in-kind transactions are generally not considered taxable gains for Federal income tax purposes.

At October 31, 2009, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	Cost*	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
DWA Developed MarketsTechnical Leaders Portfolio	$20,150,714	$2,563,721	$3,477,835	$(914,114)
DWA Emerging Markets Technical Leaders Portfolio	25,527,706	3,203,048	3,791,117	(588,069)
Dynamic Developed International Opportunities Portfolio	53,844,052	5,355,943	7,334,976	(1,979,033)
Emerging Markets Infrastructure Portfolio	88,542,782	12,201,209	12,647,348	(446,139)
FTSE RAFI Asia Pacific ex-Japan Portfolio	36,377,547	2,329,929	4,503,518	(2,173,589)
FTSE RAFI Developed Markets ex-U.S. Portfolio	133,745,336	4,773,563	15,884,738	(11,111,175)
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	30,973,480	477,862	3,254,880	(2,777,018)
FTSE RAFI Emerging Markets Portfolio	158,893,818	15,870,449	21,421,205	(5,550,756)
FTSE RAFI Europe Portfolio	14,154,359	(1,778,735)	394,933	(2,173,668)
FTSE RAFI Japan Portfolio	8,027,815	(930,626)	242,651	(1,173,277)
Global Agriculture Portfolio	22,907,745	1,450,169	2,522,483	(1,072,314)
Global Biotech Portfolio	3,721,878	(522,231)	61,239	(583,470)

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

	Cost*	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Global Clean Energy Portfolio	$203,472,842	$(17,477,339)	$21,216,203	$(38,693,542)
Global Coal Portfolio	8,836,977	2,215,187	2,313,949	(98,762)
Global Gold and Precious Metals Portfolio	26,516,553	815,586	1,352,158	(536,572)
Global Nuclear Energy Portfolio	43,583,370	(8,521,574)	1,336,603	(9,858,177)
Global Progressive Transportation Portfolio	3,349,448	386,957	529,830	(142,873)
Global Steel Portfolio	3,083,249	(236,885)	175,544	(412,429)
Global Water Portfolio	296,750,147	(16,666,610)	14,142,744	(30,809,354)
Global Wind Energy Portfolio	44,774,183	(909,308)	3,491,235	(4,400,543)
MENA Frontier Countries Portfolio	21,614,782	(4,393,129)	678,103	(5,071,232)

* Cost of investments on a tax basis, includes the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

Note 7. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of investment activity, on October 31, 2009, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the year ended October 31, 2009, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
DWA Developed MarketsTechnical Leaders Portfolio	$(41,729)	$(2,360,782)	$2,402,511
DWA Emerging Markets Technical Leaders Portfolio	(51,910)	(1,657,160)	1,709,070
Dynamic Developed International Opportunities Portfolio	(134,493)	1,501,107	(1,366,614)
Emerging Markets Infrastructure Portfolio	(491,638)	(5,299,624)	5,791,262
FTSE RAFI Asia Pacific ex-Japan Portfolio	(143,795)	547,775	(403,980)
FTSE RAFI Developed Markets ex-U.S. Portfolio	(1,431,118)	190,485	1,240,633
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	(119,417)	62,323	57,094
FTSE RAFI Emerging Markets Portfolio	84,851	2,143	(86,994)
FTSE RAFI Europe Portfolio	(38,734)	13,297	25,437
FTSE RAFI Japan Portfolio	8,549	(8,549)	—
Global Agriculture Portfolio	(144,557)	(661,739)	806,296
Global Biotech Portfolio	15,927	1,969	(17,896)
Global Clean Energy Portfolio	(239,820)	145,699	94,121
Global Coal Portfolio	36,604	(323,673)	287,069
Global Gold and Precious Metals Portfolio	(235,910)	(2,417,470)	2,653,380
Global Nuclear Energy Portfolio	(49,657)	302,060	(252,403)
Global Progressive Transportation Portfolio	(9,920)	1,210	8,710
Global Steel Portfolio	(9,563)	(102)	9,665
Global Water Portfolio	(601,601)	13,515,516	(12,913,915)
Global Wind Energy Portfolio	(42,322)	(2,388,292)	2,430,614
MENA Frontier Countries Portfolio	(302,766)	189,363	113,403

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. The Adviser, as a result of the unitary management fee, pays such compensation. The "Interested" Trustee of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares (100,000 Shares for DWA Developed Markets Technical Leaders Portfolio, FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, FTSE RAFI Developed Markets ex-U.S. Portfolio and 75,000 Shares for Global Clean Energy Portfolio and MENA Frontier Countries Portfolio). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Except for MENA Countries Frontier Portfolio, such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. The MENA Frontier Countries Portfolio issues and redeems Creation Units principally for cash and partially in-kind for securities included in the Underlying Index.

MENA Frontier Countries Portfolio (the "Fund") currently intends to effect redemptions partially for cash and partially in-kind, rather than primarily in-kind redemptions, because of the nature of the Fund's investments. The Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption entirely in-kind, which may decrease the tax efficiency of the Fund compared to ETFs that utilize an entirely in-kind redemption process.

MENA Frontier Countries Portfolio may charge transaction fees for creations and redemptions which are treated as increases in capital.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust II:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust II, hereafter referred to as the "Trust") at October 31, 2009, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
December 23, 2009

Supplemental Information

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2009:

Federal Income Tax Information

	Qualified dividend income	Dividends-received deduction
DWA Developed MarketsTechnical Leaders Portfolio	89%	0%
DWA Emerging Markets Technical Leaders Portfolio	0%	0%
Dynamic Developed International Opportunities Portfolio	100%	0%
Emerging Markets Infrastructure Portfolio	77%	0%
FTSE RAFI Asia Pacific ex-Japan Portfolio	34%	0%
FTSE RAFI Developed Markets ex-U.S. Portfolio	90%	0%
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	41%	0%
FTSE RAFI Emerging Markets Portfolio	59%	0%
FTSE RAFI Europe Portfolio	100%	0%
FTSE RAFI Japan Portfolio	100%	0%
Global Agriculture Portfolio	100%	41%
Global Biotech Portfolio	0%	0%
Global Clean Energy Portfolio	100%	57%
Global Coal Portfolio	83%	8%
Global Gold and Precious Metals Portfolio	0%	0%
Global Nuclear Energy Portfolio	83%	73%
Global Progressive Transportation Portfolio	92%	25%
Global Steel Portfolio	93%	17%
Global Water Portfolio	100%	0%
Global Wind Energy Portfolio	53%	18%
MENA Frontier Countries Portfolio	0%	0%
The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries.

The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
DWA Developed MarketsTechnical Leaders Portfolio	$—	$—
DWA Emerging Markets Technical Leaders Portfolio	—	—
Dynamic Developed International Opportunities Portfolio	1,514,461	167,422
Emerging Markets Infrastructure Portfolio	—	—

Supplemental Information (Continued)

Federal Income Tax Information (Continued)

	Gross Foreign Income	Foreign Taxes Paid
FTSE RAFI Asia Pacific ex-Japan Portfolio	$—	$—
FTSE RAFI Developed Markets ex-U.S. Portfolio	2,873,369	273,890
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	—	—
FTSE RAFI Emerging Markets Portfolio	2,493,282	276,736
FTSE RAFI Europe Portfolio	183,724	20,568
FTSE RAFI Japan Portfolio	104,816	7,895
Global Agriculture Portfolio	—	—
Global Biotech Portfolio	—	—
Global Clean Energy Portfolio	—	—
Global Coal Portfolio	—	—
Global Gold and Precious Metals Portfolio	—	—
Global Nuclear Energy Portfolio	—	—
Global Progressive Transportation Portfolio	35,161	6,220
Global Steel Portfolio	21,473	4,743
Global Water Portfolio	4,596,558	563,342
Global Wind Energy Portfolio	—	—
MENA Frontier Countries Portfolio	—	—

Supplemental Information (Continued)

Trustees and Officers

The Independent Trustees, the Trustee who is affiliated with the Adviser (the "Management Trustee") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

The Trustees and officers information is current as of December 18, 2009.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Ronn R. Bagge (51) YQA Capital Management LLC 1755 S. Naperville Rd. Suite 100 Wheaton, IL 60187	Trustee	Since 2007	YQA Capital Management, LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	101	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At December 18, 2009, the Fund Complex consisted of the Trust's 33 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Marc M. Kole (49) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Vice President of Finance and Accounting, Hope Network (social services) (November 2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (September 2005-April 2008); Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	101	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At December 18, 2009, the Fund Complex consisted of the Trust's 33 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Philip M. Nussbaum (47) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (November 2004-Present); formerly Managing Director, Communication Institute (May 2002-August 2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	101	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At December 18, 2009, the Fund Complex consisted of the Trust's 33 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Donald H. Wilson (49) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	President, and Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (August 2007-April 2009); formerly Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (February 2006-August 2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995-February 2006)	101	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At December 18, 2009, the Fund Complex consisted of the Trust's 33 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Management Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Management Trustees	Other Directorships Held by Management Trustees
H. Bruce Bond (46) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee	Since 2006	Managing Director, Invesco PowerShares Capital Management LLC (August 2002-Present); formerly Manager, Nuveen Investments (April 1998-August 2002)	101	None

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at 800.337.4246.

  *  This is the date the Management Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected. Each Officer serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At December 18, 2009, the Fund Complex consisted of the Trust's 33 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (35) Invesco Aim Management Group Inc. 11 Greenway Plaza Suite 100 Houston, Texas 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (January 2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (July 2002-December 2007)

Bruce T. Duncan (55) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer, Treasurer and Secretary	Chief Financial Officer and Treasurer Since 2007 Secretary Since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (43) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2007	General Counsel, Invesco PowerShares Capital Management LLC (September 2004-Present); Chief Compliance Officer, Invesco PowerShares Capital Management LLC (September 2004-April 2008)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves until his successor is elected.

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available on the Commission's website at www.sec.gov. The Trust's Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
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800.983.0903
www.invescopowershares.com

© 2009 Invesco PowerShares Capital Management LLC  P-PS-AR-8

2009 Annual Report to Shareholders

October 31, 2009

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

PowerShares Autonomic Balanced NFA Global Asset Portfolio

PowerShares Autonomic Growth NFA Global Asset Portfolio

The Market Environment	3

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	10

Fees and Expenses	12

Schedules of Investments

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	13

PowerShares Autonomic Balanced NFA Global Asset Portfolio	14

PowerShares Autonomic Growth NFA Global Asset Portfolio	15

Statements of Assets and Liabilities	16

Statements of Operations	17

Statements of Changes in Net Assets	18

Financial Highlights	20

Notes to Financial Statements	22

Report of Independent Registered Public Accounting Firm	32

Supplemental Information	33

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The Market Environment

Market Environment

For the year ended October 31, 2009, the global economic situation saw signs of recovery. Global markets continued their decline during the last two months of 2008, but experienced a significant rally after the equity markets bottomed in the early months of 2009. International markets saw a steep rebound, while the U.S. markets experienced a milder upswing. Volatility returned closer to its historic average during the year. Emerging markets had the strongest recovery with the benchmark MSCI Emerging Markets Index returning 64.13%. Developed international markets also posted strong returns with the benchmark MSCI EAFE Index returning 27.71%. The U.S. markets had the lowest equity returns over the reporting period with the S&P 500® Index returning 9.80%. Fixed-income markets trended higher over the year with the Barclays Aggregate Bond Index returning 13.79%.

3

Manager's Analysis

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio (ticker: PAO)

The PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of the New Frontier Global Dynamic Balanced Growth IndexTM (the "Index") – an "Index of exchange-traded funds ("ETFs")" composed of a majority of PowerShares ETFs. The Index is constructed and maintained with New Frontier Advisors LLC's proprietary and patented Resampled EfficiencyTM optimization process. The Index optimally invests in asset classes to span global economic growth on a risk-adjusted basis.

The Index is optimized relative to a growth risk profile targeting approximately 75% equities and 25% taxable fixed-income ETFs. The Index is generally adjusted quarterly, though monthly rebalancing may be necessary in volatile markets in an attempt to better maintain the 75/25 target.

For the year ended October 31, 2009 the Fund returned 16.88%, outperforming the S&P 500® Index by 7.08%. The Fund's allocation to international equity ETFs, particularly within emerging markets, had the largest positive impact on the Fund's performance. Domestic equity, currency and commodity positions' performance was in line with the overall portfolio. The 25% allocation to fixed-income and diversification kept 1-year monthly volatility below that of the S&P 500® Index.

Asset Class Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Domestic Equity Funds	48.0
International Equity Funds	26.7
Fixed Income Funds	24.6
Commodity Funds	0.6
Currency Fund	0.1
Money Market Fund	0.0
Other	0.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Exchange-Traded Fund
PowerShares Dynamic Large Cap Value Portfolio	15.7
PowerShares Dynamic Large Cap Growth Portfolio	11.5
PowerShares 1-30 Laddered Treasury Portfolio	8.1
PowerShares Dynamic Mid Cap Growth Portfolio	4.7
PowerShares Dynamic Large Cap Portfolio	4.6
Vanguard ETF European	4.5
Vanguard Europe Pacific ETF	4.4
Vanguard Emerging Markets ETF	4.2
PowerShares Dynamic Mid Cap Value Portfolio	4.2
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	3.9
Total	65.8

4

Manager's Analysis (Continued)

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio (ticker: PAO)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg. Ann.††	Fund Inception†
	1 Year	Avg. Ann.††	Cumulative
Index
NF Global Dynamic Balanced Growth Index	17.14%	-17.14%	-23.85%
S&P 500® Index	9.80%	-17.10%	-23.33%
Fund
NAV Return	16.88%	-17.92%	-24.89%
Share Price Return	20.75%	-18.12%	-25.15%

Fund Inception: May 20, 2008

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.79%(1) is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 500 common stocks.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Index are based on the closest month-end to the Fund's inception date.

††  Average annualized.

(1)  The expense ratio includes estimated acquired fund fees and expenses of the acquired funds in which the Fund invests of 0.54%.

5

Manager's Analysis

PowerShares Autonomic Balanced NFA Global Asset Portfolio (ticker: PCA)

The PowerShares Autonomic Balanced NFA Global Asset Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of the New Frontier Global Dynamic Balanced IndexTM (the "Index") an "Index of ETFs" composed of primarily PowerShares ETFs. The ETFs included in the Index and their appropriate weights are chosen through New Frontier Advisors LLC's proprietary and patented Resampled EfficiencyTM optimization process. This process identifies a group of ETFs that covers a combination of asset classes expected to maximize long-term returns for a given level of risk.

The Index is optimized relative to a growth risk profile targeting approximately 60% equities and 40% taxable fixed-income ETFs. The Index is generally adjusted quarterly, though monthly rebalancing may be necessary in volatile markets to ensure the 60/40 risk target is met.

For the year ended October 31, 2009, the Fund returned 16.33% outperforming the S&P 500® Index by 6.53%. The Fund's allocation to international equity ETFs, particularly within emerging markets, was the largest contributor to the Fund's performance. The 40% allocation to fixed-income and diversification kept the 1-year monthly volatility below that of the S&P 500® Index.

Asset Class Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Domestic Equity Funds	40.3
Fixed Income Funds	38.9
International Equity Funds	19.4
Commodity Funds	0.7
Currency Fund	0.6
Money Market Fund	0.1
Other	0.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Exchange-Traded Fund
PowerShares Dynamic Large Cap Value Portfolio	12.6
PowerShares Dynamic Large Cap Growth Portfolio	10.7
PowerShares 1-30 Laddered Treasury Portfolio	8.5
iShares Barclays MBS Bond Fund	4.6
iShares iBoxx $ Investment Grade Corporate Bond Fund	4.6
Vanguard ETF European	4.6
SPDR Barclays Capital International Treasury Bond ETF	4.5
PowerShares Dynamic Large Cap Portfolio	4.5
iShares Barclays 1-3 Year Treasury Bond Fund	4.5
iShares Barclays 7-10 Year Treasury Bond Fund	4.3
Total	63.4

6

Manager's Analysis (Continued)

PowerShares Autonomic Balanced NFA Global Asset Portfolio (ticker: PCA)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg. Ann.††	Fund Inception†
	1 Year	Avg. Ann.††	Cumulative
Index
NF Global Dynamic Balanced Index	16.68%	-13.73%	-19.27%
S&P 500® Index	9.80%	-17.10%	-23.33%
Fund
NAV Return	16.33%	-14.55%	-20.38%
Share Price Return	13.30%	-15.57%	-21.75%

Fund Inception: May 20, 2008

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.73%(1) is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 500 common stocks.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Index are based on the closest month-end to the Fund's inception date.

††  Average annualized.

(1)  The expense ratio includes estimated acquired fund fees and expenses of the acquired funds in which the Fund invests of 0.48%.

7

Manager's Analysis

PowerShares Autonomic Growth NFA Global Asset Portfolio (ticker: PTO)

The PowerShares Autonomic Growth NFA Global Asset Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of the New Frontier Global Dynamic Growth "Index"TM (the "Index") – an "Index of ETFs" composed of primarily PowerShares ETFs. The ETFs included in the Index and their appropriate weights are chosen through New Frontier Advisors LLC's proprietary and patented Resampled EfficiencyTM optimization process. This process identifies a group of ETFs covering a combination of asset classes expected to maximize long-term returns for a given level of risk.

The Index is optimized relative to a growth risk profile targeting approximately 90% equities and 10% taxable fixed-income ETFs. The Index is generally adjusted quarterly, though monthly rebalancing may be necessary in volatile markets to ensure the 90/10 target is met.

For the year ended October 31, 2009, the Fund returned 17.36% outperforming the S&P 500® Index by 7.56%. The Fund's allocation to international equity ETFs, particularly within emerging markets, was the largest contributor to the Fund's performance. The 10% allocation to fixed-income and diversification also kept the 1-year monthly volatility comparable to that of the S&P 500® Index.

Asset Class Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Domestic Equity Funds	53.9
International Equity Funds	36.8
Fixed Income Funds	8.9
Commodity Funds	0.3
Currency Fund	0.0
Money Market Fund	0.1
Other	0.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Exchange-Traded Fund
PowerShares Dynamic Large Cap Growth Portfolio	16.0
PowerShares Dynamic Large Cap Value Portfolio	14.4
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	8.2
Vanguard ETF European	4.7
Vanguard Emerging Markets ETF	4.7
iShares S&P Europe 350 Index Fund	4.6
Vanguard Europe Pacific ETF	4.6
iShares MSCI EAFE Index Fund	4.6
PowerShares Dynamic Mid Cap Value Portfolio	4.5
PowerShares Dynamic Mid Cap Portfolio	4.5
Total	70.8

8

Manager's Analysis (Continued)

PowerShares Autonomic Growth NFA Global Asset Portfolio (ticker: PTO)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg. Ann.††	Fund Inception†
	1 Year	Avg. Ann.††	Cumulative
Index
NF Global Dynamic Growth Index	17.70%	-20.17%	-27.85%
S&P 500® Index	9.80%	-17.10%	-23.33%
Fund
NAV Return	17.36%	-20.99%	-28.92%
Share Price Return	20.46%	-21.11%	-29.09%

Fund Inception: May 20, 2008

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.83%(1) is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 500 common stocks.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Index are based on the closest month-end to the Fund's inception date.

††  Average annualized.

(1)  The expense ratio includes estimated acquired fund fees and expenses of the acquired funds in which the Fund invests of 0.58%.

9

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2009

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PAO	PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	5/20/08	366	73	47	45	20	13	30
PCA	PowerShares Autonomic Balanced NFA Global Asset Portfolio	5/20/08	366	23	38	49	32	24	71
PTO	PowerShares Autonomic Growth NFA Global Asset Portfolio	5/20/08	366	56	58	64	33	17	38

10

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PAO	67	19	21	17	3	11
PCA	34	19	31	24	10	11
PTO	42	17	21	6	5	9

11

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2009.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio Actual	$1,000.00	$1,187.09	0.27%	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.84	0.27%	$1.38
PowerShares Autonomic Balanced NFA Global Asset Portfolio Actual	$1,000.00	$1,156.91	0.26%	$1.41
Hypothetical (5% return before expenses)	$1,000.00	$1,023.89	0.26%	$1.33
PowerShares Autonomic Growth NFA Global Asset Portfolio Actual	$1,000.00	$1,214.95	0.26%	$1.45
Hypothetical (5% return before expenses)	$1,000.00	$1,023.89	0.26%	$1.33

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2009. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the annualized data in the Financial Highlights.

12

Schedule of Investments

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

October 31, 2009

Number of Shares		Value
	Exchange Traded Funds—100.0%
	Commodity Funds—0.6%
802	PowerShares DB Gold Fund*(/)	$30,083
952	PowerShares DB Oil Fund*(/)	25,666
		55,749
	Currency Fund—0.1%
626	PowerShares DB G10 Currency Harvest Fund*(/)	14,517
	Domestic Equity Funds—48.0%
6,230	DJ Wilshire REIT ETF	271,192
85,603	PowerShares Dynamic Large Cap Growth Portfolio(=)	1,133,384
21,980	PowerShares Dynamic Large Cap Portfolio(=)	447,952
99,910	PowerShares Dynamic Large Cap Value Portfolio(=)	1,549,604
29,515	PowerShares Dynamic Mid Cap Growth Portfolio*(=)	458,073
5,179	PowerShares Dynamic Mid Cap Portfolio(=)	97,728
32,381	PowerShares Dynamic Mid Cap Value Portfolio(=)	412,858
14,893	PowerShares Dynamic Small Cap Growth Portfolio(=)	166,652
11,404	PowerShares Dynamic Small Cap Value Portfolio(=)	133,541
6,220	PowerShares Zacks Micro Cap Portfolio(=)	54,798
		4,725,782
	Fixed Income Funds—24.6%
956	iShares Barclays 1-3 Year Treasury Bond Fund	80,361
2,757	iShares Barclays 7-10 Year Treasury Bond Fund	253,616
2,280	iShares Barclays MBS Bond Fund	244,553
1,767	iShares Barclays TIPS Bond Fund	183,786
2,710	iShares iBoxx $ Investment Grade Corporate Bond Fund	286,393
28,797	PowerShares 1-30 Laddered Treasury Portfolio(=)	795,661
6,461	PowerShares Emerging Markets Sovereign Debt Portfolio(=)	167,340
3,334	SPDR Barclays Capital High Yield Bond ETF	126,659
4,748	SPDR Barclays Capital International Treasury Bond ETF	277,758
		2,416,127
	International Equity Funds—26.7%
1,401	iShares MSCI EAFE Index Fund	74,673
1,307	iShares MSCI Emerging Markets Index Fund	49,091
29,803	iShares MSCI Japan Index Fund	284,917
9,030	iShares S&P Europe 350 Index Fund	340,070
2,735	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio(=)	123,157

Number of Shares		Value
	Exchange Traded Funds (Continued)
10,265	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(=)	$379,702
2,082	PowerShares FTSE RAFI Japan Portfolio(=)	74,598
11,110	Vanguard Emerging Markets ETF	417,736
9,147	Vanguard ETF European	441,892
13,117	Vanguard Europe Pacific ETF	437,452
		2,623,288
	Total Exchange Traded Funds (Cost $9,466,301)	9,835,463
	Money Market Fund—0.0%
3,312	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $3,312)	3,312
	Total Investments (Cost $9,469,613)—100.0%	9,838,775
	Liabilities in excess of other assets—(0.0%)	(2,147)
	Net Assets—100.0%	$9,836,628

ETF Exchange-Traded Fund

REIT Real Estate Investment Trust

*  Non-income producing security.

(/)  Not considered to be affiliated.

(=)  The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated. See Note 4.

See Notes to Financial Statements.

13

Schedule of Investments

PowerShares Autonomic Balanced NFA Global Asset Portfolio

October 31, 2009

Number of Shares		Value
	Exchange Traded Funds—99.9%
	Commodity Funds—0.7%
1,699	PowerShares DB Gold Fund*(/)	$63,729
457	PowerShares DB Oil Fund*(/)	12,321
		76,050
	Currency Fund—0.6%
3,037	PowerShares DB G10 Currency Harvest Fund*(/)	70,428
	Domestic Equity Funds—40.3%
8,749	DJ Wilshire REIT ETF	380,844
93,400	PowerShares Dynamic Large Cap Growth Portfolio(=)	1,236,616
25,640	PowerShares Dynamic Large Cap Portfolio(=)	522,543
94,000	PowerShares Dynamic Large Cap Value Portfolio(=)	1,457,940
24,647	PowerShares Dynamic Mid Cap Growth Portfolio*(=)	382,522
32,527	PowerShares Dynamic Mid Cap Value Portfolio(=)	414,719
8,829	PowerShares Dynamic Small Cap Growth Portfolio(=)	98,797
10,441	PowerShares Dynamic Small Cap Value Portfolio(=)	122,264
4,938	PowerShares Zacks Micro Cap Portfolio(=)	43,504
		4,659,749
	Fixed Income Funds—38.9%
6,141	iShares Barclays 1-3 Year Treasury Bond Fund	516,213
5,374	iShares Barclays 7-10 Year Treasury Bond Fund	494,354
4,971	iShares Barclays MBS Bond Fund	533,189
3,595	iShares Barclays TIPS Bond Fund	373,916
5,016	iShares iBoxx $ Investment Grade Corporate Bond Fund	530,091
35,370	PowerShares 1-30 Laddered Treasury Portfolio(=)	977,273
10,819	PowerShares Emerging Markets Sovereign Debt Portfolio(=)	280,212
5,333	SPDR Barclays Capital High Yield Bond ETF	202,601
8,963	SPDR Barclays Capital International Treasury Bond ETF	524,336
706	Vanguard Short-Term Bond ETF	56,522
		4,488,707
	International Equity Funds—19.4%
39,700	iShares MSCI Japan Index Fund	379,532
5,019	iShares S&P Europe 350 Index Fund	189,015
3,214	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio(=)	144,726
8,140	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(=)	301,099

Number of Shares		Value
	Exchange Traded Funds (Continued)
10,223	Vanguard Emerging Markets ETF	$384,385
10,910	Vanguard ETF European	527,062
9,396	Vanguard Europe Pacific ETF	313,357
		2,239,176
	Total Exchange Traded Funds (Cost $10,668,009)	11,534,110
	Money Market Fund—0.1%
13,484	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $13,484)	13,484
	Total Investments (Cost $10,681,493)—100.0%	11,547,594
	Liabilities in excess of other assets—(0.0%)	(2,503)
	Net Assets—100.0%	$11,545,091

ETF Exchange-Traded Fund

REIT Real Estate Investment Trust

*  Non-income producing security.

(/)  Not considered to be affiliated.

(=)  The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated. See Note 4.

See Notes to Financial Statements.

14

Schedule of Investments

PowerShares Autonomic Growth NFA Global Asset Portfolio

October 31, 2009

Number of Shares		Value
	Exchange Traded Funds—99.9%
	Commodity Funds—0.3%
457	PowerShares DB Gold Fund*(/)	$17,142
341	PowerShares DB Oil Fund*(/)	9,193
		26,335
	Currency Fund—0.0%
159	PowerShares DB G10 Currency Harvest Fund*(/)	3,687
	Domestic Equity Funds—53.9%
8,897	DJ Wilshire REIT ETF	387,286
119,060	PowerShares Dynamic Large Cap Growth Portfolio(=)	1,576,354
21,440	PowerShares Dynamic Large Cap Portfolio(=)	436,947
92,025	PowerShares Dynamic Large Cap Value Portfolio(=)	1,427,308
14,212	PowerShares Dynamic Mid Cap Growth Portfolio*(=)	220,570
23,483	PowerShares Dynamic Mid Cap Portfolio(=)	443,124
34,825	PowerShares Dynamic Mid Cap Value Portfolio(=)	444,019
14,655	PowerShares Dynamic Small Cap Growth Portfolio(=)	163,990
12,967	PowerShares Dynamic Small Cap Value Portfolio(=)	151,844
8,708	PowerShares Zacks Micro Cap Portfolio(=)	76,718
		5,328,160
	Fixed Income Funds—8.9%
354	iShares Barclays 20+Year Treasury Bond Fund	33,906
61	iShares Barclays 7-10 Year Treasury Bond Fund	5,611
479	iShares Barclays MBS Bond Fund	51,378
588	iShares Barclays TIPS Bond Fund	61,158
884	iShares iBoxx $ Investment Grade Corporate Bond Fund	93,421
12,063	PowerShares 1-30 Laddered Treasury Portfolio(=)	333,301
4,659	PowerShares Emerging Markets Sovereign Debt Portfolio(=)	120,668
2,178	SPDR Barclays Capital High Yield Bond ETF	82,742
1,675	SPDR Barclays Capital International Treasury Bond ETF	97,988
		880,173
	International Equity Funds—36.8%
8,480	iShares MSCI EAFE Index Fund	451,984
4,891	iShares MSCI Emerging Markets Index Fund	183,706
22,754	iShares MSCI Japan Index Fund	217,528
12,120	iShares S&P Europe 350 Index Fund	456,439
2,740	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio(=)	123,382

Number of Shares		Value
	Exchange Traded Funds (Continued)
21,940	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(=)	$811,561
176	PowerShares FTSE RAFI Japan Portfolio(=)	6,306
12,280	Vanguard Emerging Markets ETF	461,728
9,681	Vanguard ETF European	467,689
13,553	Vanguard Europe Pacific ETF	451,993
		3,632,316
	Total Exchange Traded Funds (Cost $9,539,080)	9,870,671
	Money Market Fund—0.1%
12,201	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $12,201)	12,201
	Total Investments (Cost $9,551,281)—100.0%	9,882,872
	Liabilities in excess of other assets—(0.0%)	(2,180)
	Net Assets—100.0%	$9,880,692

ETF Exchange-Traded Fund

REIT Real Estate Investment Trust

*  Non-income producing security.

(/)  Not considered to be affiliated.

(=)  The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated. See Note 4.

See Notes to Financial Statements.

15

Statements of Assets and Liabilities

October 31, 2009

	PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	PowerShares Autonomic Balanced NFA Global Asset Portfolio	PowerShares Autonomic Growth NFA Global Asset Portfolio
ASSETS:
Unaffiliated investments at value	$3,843,727	$5,565,379	$3,546,780
Affiliated investments at value (Note 4)	5,995,048	5,982,215	6,336,092
Total Assets	9,838,775	11,547,594	9,882,872
LIABILITIES:
Accrued unitary management fees	2,147	2,503	2,180
Total Liabilities	2,147	2,503	2,180
NET ASSETS	$9,836,628	$11,545,091	$9,880,692
NET ASSETS CONSIST OF:
Shares of beneficial interest	$12,112,411	$12,921,786	$13,042,435
Undistributed net investment income	59,775	62,031	76,144
Accumulated net realized (loss) on investments	(2,704,720)	(2,304,827)	(3,569,478)
Net unrealized appreciation on investments	369,162	866,101	331,591
Net Assets	$9,836,628	$11,545,091	$9,880,692
Shares outstanding (unlimited amount authorized, $0.01 par value)	900,000	1,000,000	950,000
Net asset value	$10.93	$11.55	$10.40
Share Price	$11.01	$11.54	$10.51
Unaffiliated investments at cost	$3,550,796	$5,059,631	$3,414,940
Affiliated investments at cost	$5,918,817	$5,621,862	$6,136,341

See Notes to Financial Statements.

16

Statements of Operations

Year Ended October 31, 2009

	PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	PowerShares Autonomic Balanced NFA Global Asset Portfolio	PowerShares Autonomic Growth NFA Global Asset Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$156,178	$187,877	$113,709
Affiliated dividend income	90,295	100,537	84,575
Total Income	246,473	288,414	198,284
EXPENSES:
Unitary management fees	21,333	23,595	20,650
Other expenses	1,114	981	552
Total Expenses	22,447	24,576	21,202
Net Investment Income	224,026	263,838	177,082
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(1,241,734)	(1,318,968)	(1,617,081)
In-kind redemptions	—	105,239	(74,385)
Net realized (loss)	(1,241,734)	(1,213,729)	(1,691,466)
Net change in unrealized appreciation on:
Investments	2,482,210	2,576,448	2,950,657
Net realized and unrealized gain on investments	1,240,476	1,362,719	1,259,191
Net increase in net assets resulting from operations	$1,464,502	$1,626,557	$1,436,273

See Notes to Financial Statements.

17

Statements of Changes in Net Assets

	PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio		PowerShares Autonomic Balanced NFA Global Asset Portfolio
	Year Ended October 31, 2009	For the Period May 16, 2008* Through October 31, 2008	Year Ended October 31, 2009	For the Period May 16, 2008* Through October 31, 2008
OPERATIONS:
Net investment income	$224,026	$110,374	$263,838	$105,172
Net realized gain (loss)	(1,241,734)	(1,462,264)	(1,213,729)	(1,059,269)
Net change in unrealized appreciation (depreciation) on investments	2,482,210	(2,113,048)	2,576,448	(1,710,347)
Net increase (decrease) in net assets resulting from operations	1,464,502	(3,464,938)	1,626,557	(2,664,444)
Undistributed net investment income (loss) included in the price of units issued and redeemed	11,074	36,387	30,149	33,964
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(204,003)	(72,038)	(239,450)	(68,738)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	909,677	11,203,428	4,112,036	9,875,001
Value of shares repurchased	—	—	(1,095,871)	—
Net income equalization	(11,074)	(36,387)	(30,149)	(33,964)
Net increase (decrease) in net assets resulting from shares transactions	898,603	11,167,041	2,986,016	9,841,037
Increase in Net Assets	2,170,176	7,666,452	4,403,272	7,141,819
NET ASSETS:
Beginning of period	7,666,452	—	7,141,819	—
End of period	$9,836,628	$7,666,452	$11,545,091	$7,141,819
Undistributed net investment income at end of period	$59,775	$38,336	$62,031	$36,434
CHANGES IN SHARES OUTSTANDING:
Shares sold	100,000	800,000	400,000	700,000
Shares repurchased	—	—	(100,000)	—
Shares outstanding, beginning of period	800,000	—	700,000	—
Shares outstanding, end of period	900,000	800,000	1,000,000	700,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

18

	PowerShares Autonomic Growth NFA Global Asset Portfolio
	Year Ended October 31, 2009	For the Period May 16, 2008* Through October 31, 2008
OPERATIONS:
Net investment income	$177,082	$84,294
Net realized gain (loss)	(1,691,466)	(2,121,298)
Net change in unrealized appreciation (depreciation) on investments	2,950,657	(2,619,066)
Net increase (decrease) in net assets resulting from operations	1,436,273	(4,656,070)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(10,709)	60,513
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(137,636)	(48,152)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,732,777	13,747,176
Value of shares repurchased	(2,193,676)	—
Net income equalization	10,709	(60,513)
Net increase (decrease) in net assets resulting from shares transactions	(450,190)	13,686,663
Increase in Net Assets	837,738	9,042,954
NET ASSETS:
Beginning of period	9,042,954	—
End of period	$9,880,692	$9,042,954
Undistributed net investment income at end of period	$76,144	$36,142
CHANGES IN SHARES OUTSTANDING:
Shares sold	200,000	1,000,000
Shares repurchased	(250,000)	—
Shares outstanding, beginning of period	1,000,000	—
Shares outstanding, end of period	950,000	1,000,000

19

Financial Highlights

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

	Year Ended October 31, 2009	For the Period May 16, 2008* Through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$9.58	$15.10
Net investment income**	0.25	0.19
Net realized and unrealized gain (loss) on investments	1.33	(5.60)
Total from investment operations	1.58	(5.41)
Distribution to shareholders from:
Net investment income	(0.23)	(0.11)
Net asset value at end of period	$10.93	$9.58
Share price at end of period***	$11.01	$9.34
NET ASSET VALUE TOTAL RETURN****	16.88%	(36.04	)%(a)
SHARE PRICE TOTAL RETURN****	20.75%	(37.64	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$9,837	$7,666
Ratio to average net assets of:
Expenses	0.26%	0.25	%†
Net investment income	2.63%	3.58	%†
Portfolio turnover rate ††	57%	78%
Undistributed net investment income included in price of units issued and redeemed**#	$0.01	$0.06

PowerShares Autonomic Balanced NFA Global Asset Portfolio

	Year Ended October 31, 2009	For the Period May 16, 2008* Through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.20	$15.08
Net investment income**	0.29	0.20
Net realized and unrealized gain (loss) on investments	1.34	(4.96)
Total from investment operations	1.63	(4.76)
Distribution to shareholders from:
Net investment income	(0.28)	(0.12)
Net asset value at end of period	$11.55	$10.20
Share price at end of period***	$11.54	$10.46
NET ASSET VALUE TOTAL RETURN****	16.33%	(31.74	)%(b)
SHARE PRICE TOTAL RETURN****	13.30%	(30.02	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$11,545	$7,142
Ratio to average net assets of:
Expenses	0.26%	0.25	%†
Net investment income	2.80%	3.64	%†
Portfolio turnover rate ††	67%	67%
Undistributed net investment income included in price of units issued and redeemed**#	$0.03	$0.07

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (May 20, 2008, first day trading on the exchange) to October 31, 2008 was (35.74)%. The share price total return from Fund Inception to October 31, 2008 was (38.01)%.

(b)  The net asset value total return from Fund Inception (May 20, 2008, first day trading on the exchange) to October 31, 2008 was (31.56)%. The share price total return from Fund Inception to October 31, 2008 was (30.94)%.

See Notes to Financial Statements.

20

Financial Highlights (Continued)

PowerShares Autonomic Growth NFA Global Asset Portfolio

	Year Ended October 31, 2009	For the Period May 16, 2008* Through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$9.04	$15.12
Net investment income**	0.19	0.12
Net realized and unrealized gain (loss) on investments	1.34	(6.14)
Total from investment operations	1.53	(6.02)
Distribution to shareholders from:
Net investment income	(0.17)	(0.06)
Net asset value at end of period	$10.40	$9.04
Share price at end of period***	$10.51	$8.90
NET ASSET VALUE TOTAL RETURN****	17.36%	(39.92	)%(a)
SHARE PRICE TOTAL RETURN****	20.46%	(40.86	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$9,881	$9,043
Ratio to average net assets of:
Expenses	0.26%	0.25	%†
Net investment income	2.14%	2.36	%†
Portfolio turnover rate ††	48%	89%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$0.09

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (May 20, 2008, first day trading on the exchange) to October 31, 2008 was (39.44)%. The share price total return from Fund Inception to October 31, 2008 was (41.13)%.

See Notes to Financial Statements.

21

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of the period-end, the Trust offered thirty-two portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	"Autonomic Balanced Growth NFA Global Asset Portfolio"

PowerShares Autonomic Balanced NFA Global Asset Portfolio	"Autonomic Balanced NFA Global Asset Portfolio"

PowerShares Autonomic Growth NFA Global Asset Portfolio	"Autonomic Growth NFA Global Asset Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before fees and expenses) of the following indices (each, an "Underlying Index"):

Fund	Index
Autonomic Balanced Growth NFA Global Asset Portfolio	New Frontier Global Dynamic Balanced Growth IndexTM

Autonomic Balanced NFA Global Asset Portfolio	New Frontier Global Dynamic Balanced IndexTM

Autonomic Growth NFA Global Asset Portfolio	New Frontier Global Dynamic Growth IndexTM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

22

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

23

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

A Fund may invest a large percentage of its assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

The Funds invest in underlying exchange-traded funds ("ETFs"). Investment in the underlying ETFs may subject the Fund to the risks associated with the underlying ETFs, including non-correlation and replication management risks among others.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company investments.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

24

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser under which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses. Each Fund has agreed to pay the Adviser an annual unitary management fee of 0.25% of the Fund's average daily net assets.

Each Fund indirectly bears the fees and expenses of the underlying ETFs in which it invests. The Adviser serves as the investment adviser to some of the underlying ETFs. By virtue of the Fund's investments in affiliated underlying ETFs, the management fee received by the Adviser will increase.

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor has entered into a Marketing Agreement with DB Commodity Services LLC and Deutsche Bank AG, London Branch (collectively, "Deutsche Bank") to assist in marketing activities with respect to the PowerShares DB ETFs in which each Fund invests. The Distributor receives a fee from Deutsche Bank for these services. The Funds are not charged any fees pursuant to the Distribution Agreement.

25

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

The Adviser has entered into a licensing agreement for each Fund with New Frontier Management LLC (the "Licensor"). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Adviser is required to pay the licensing fees on behalf of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Funds and other PowerShares ETFs have the same investment adviser and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated ETFs for the year ended October 31, 2009.

Autonomic Balanced Growth NFA Global Asset Portfolio

	Value 10/31/08	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/09	Dividend Income
PowerShares 1-30 Laddered Treasury Portfolio	$196,857	$640,802	$(20,242)	$(23,371)	$1,615	$795,661	$17,456
PowerShares Dynamic Large Cap Growth Portfolio	573,339	601,319	(233,049)	274,203	(82,428)	1,133,384	8,216
PowerShares Dynamic Large Cap Portfolio	347,202	71,879	(8,645)	41,400	(3,884)	447,952	6,358
PowerShares Dynamic Large Cap Value Portfolio	683,834	790,574	(10,022)	89,245	(4,027)	1,549,604	21,138
PowerShares Dynamic Mid Cap Growth Portfolio	346,446	312,673	(218,007)	171,678	(154,717)	458,073	—
PowerShares Dynamic Mid Cap Portfolio	58,184	111,203	(66,848)	12,258	(17,069)	97,728	266
PowerShares Dynamic Mid Cap Value Portfolio	203,017	288,425	(165,281)	129,007	(42,310)	412,858	7,968
PowerShares Dynamic Small Cap Growth Portfolio	257,906	77,154	(153,985)	56,685	(71,108)	166,652	388
PowerShares Dynamic Small Cap Value Portfolio	316,236	41,570	(208,931)	91,520	(106,854)	133,541	2,309
PowerShares Emerging Markets Sovereign Debt Portfolio	434,740	140,487	(509,216)	178,224	(76,895)	167,340	12,426
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	232,708	27,094	(196,757)	172,197	(112,085)	123,157	5,222
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	309,763	56,447	(92,231)	128,724	(23,001)	379,702	7,069
PowerShares FTSE RAFI Japan Portfolio	38,959	116,452	(88,379)	4,385	3,181	74,598	757
PowerShares Zacks Micro Cap Portfolio	119,160	21,346	(73,895)	33,164	(44,977)	54,798	722
Total Investments in Affiliates	4,118,351	3,297,425	(2,045,488)	1,359,319	(734,559)	5,995,048	90,295

26

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

Autonomic Balanced NFA Global Asset Portfolio

	Value 10/31/08	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/09	Dividend Income
PowerShares 1-30 Laddered Treasury Portfolio	$462,644	$828,694	$(314,055)	$(6,309)	$6,299	$977,273	$24,022
PowerShares Dynamic Large Cap Growth Portfolio	375,088	872,641	(205,193)	274,575	(80,495)	1,236,616	6,760
PowerShares Dynamic Large Cap Portfolio	325,386	215,140	(67,572)	51,733	(2,144)	522,543	7,152
PowerShares Dynamic Large Cap Value Portfolio	515,328	953,568	(142,359)	113,655	17,748	1,457,940	22,299
PowerShares Dynamic Mid Cap Growth Portfolio	290,401	325,291	(254,740)	149,787	(128,217)	382,522	—
PowerShares Dynamic Mid Cap Value Portfolio	190,419	531,088	(351,866)	136,335	(91,257)	414,719	6,210
PowerShares Dynamic Small Cap Growth Portfolio	187,230	76,940	(158,254)	50,812	(57,931)	98,797	332
PowerShares Dynamic Small Cap Value Portfolio	264,426	113,977	(241,157)	101,466	(116,448)	122,264	2,083
PowerShares Emerging Markets Sovereign Debt Portfolio	473,749	386,548	(726,736)	215,135	(68,484)	280,212	21,172
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	193,468	93,009	(192,276)	164,618	(114,093)	144,726	4,539
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	217,723	148,014	(158,961)	123,189	(28,866)	301,099	5,376
PowerShares Zacks Micro Cap Portfolio	93,932	35,694	(77,051)	31,097	(40,168)	43,504	592
Total Investments in Affiliates	3,589,794	4,580,604	(2,890,220)	1,406,093	(704,056)	5,982,215	100,537

Autonomic Growth NFA Global Asset Portfolio

	Value 10/31/08	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/09	Dividend Income
PowerShares 1-30 Laddered Treasury Portfolio	$16,949	$366,695	$(21,702)	$(29,856)	$1,215	$333,301	$8,418
PowerShares Dynamic Large Cap Growth Portfolio	878,760	741,986	(246,032)	303,235	(101,595)	1,576,354	9,304
PowerShares Dynamic Large Cap Portfolio	408,062	101,730	(105,519)	53,109	(20,435)	436,947	5,995
PowerShares Dynamic Large Cap Value Portfolio	1,027,846	598,149	(280,172)	92,380	(10,895)	1,427,308	23,302
PowerShares Dynamic Mid Cap Growth Portfolio	407,165	41,528	(230,557)	140,578	(138,144)	220,570	—
PowerShares Dynamic Mid Cap Portfolio	237,324	420,239	(246,542)	112,256	(80,153)	443,124	1,248
PowerShares Dynamic Mid Cap Value Portfolio	181,047	401,987	(209,745)	127,794	(57,064)	444,019	7,247
PowerShares Dynamic Small Cap Growth Portfolio	365,339	47,541	(225,115)	83,389	(107,164)	163,990	455
PowerShares Dynamic Small Cap Value Portfolio	417,434	56,231	(294,898)	116,586	(143,509)	151,844	2,360

27

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

	Value 10/31/08	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/09	Dividend Income
PowerShares Emerging Markets Sovereign Debt Portfolio	$346,002	$79,822	$(383,114)	$119,491	$(41,533)	$120,668	$8,602
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	295,008	23,955	(246,759)	198,858	(147,680)	123,382	4,634
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	618,732	455,294	(504,011)	357,014	(115,468)	811,561	11,030
PowerShares FTSE RAFI Japan Portfolio	93,170	124,784	(231,669)	3,092	16,929	6,306	1,205
PowerShares Zacks Micro Cap Portfolio	157,778	25,970	(91,056)	33,332	(49,306)	76,718	775
Total Investments in Affiliates	5,450,616	3,485,911	(3,316,891)	1,711,258	(994,802)	6,336,092	84,575

Note 5. Additional Valuation Information

Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Autonomic Balanced Growth NFA Global Asset Portfolio
Equity Securities	$9,835,463	$—	$—	$9,835,463
Money Market Fund	3,312	—	—	3,312
Total Investments	9,838,775	—	—	9,838,775

28

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Autonomic Balanced NFA Global Asset Portfolio
Equity Securities	$11,534,110	$—	$—	$11,534,110
Money Market Fund	13,484	—	—	13,484
Total Investments	11,547,594	—	—	11,547,594
Autonomic Growth NFA Global Asset Portfolio
Equity Securities	9,870,671	—	—	9,870,671
Money Market Fund	12,201	—	—	12,201
Total Investments	9,882,872	—	—	9,882,872

Note 6. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended October 31, 2009 and 2008:

	2009		2008
	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
Autonomic Balanced Growth NFA Global Asset Portfolio	$204,003	$—	$72,038	$—
Autonomic Balanced NFA Global Asset Portfolio	239,450	—	68,738	—
Autonomic Growth NFA Global Asset Portfolio	137,636	—	48,152	—

Tax Components of Net Assets at Year-End:

	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Autonomic Balanced Growth NFA Global Asset Portfolio	$59,775	$(31,015)	$(2,304,543)	$12,112,411	$9,836,628
Autonomic Balanced NFA Global Asset Portfolio	62,031	268,825	(1,707,551)	12,921,786	11,545,091
Autonomic Growth NFA Global Asset Portfolio	76,144	(251,893)	(2,985,994)	13,042,435	9,880,692

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds have capital loss carryforward amounts as of October 31, 2009, which expire on October 31 of each year listed below:

	2016	2017	Total*
Autonomic Balanced Growth NFA Global Asset Portfolio	$1,323,393	$981,150	$2,304,543
Autonomic Balanced NFA Global Asset Portfolio	895,279	812,272	1,707,551
Autonomic Growth NFA Global Asset Portfolio	1,740,326	1,245,668	2,985,994

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

29

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

Note 7. Investment Transactions

For the year ended October 31, 2009, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Autonomic Balanced Growth NFA Global Asset Portfolio	$4,913,091	$4,927,366
Autonomic Balanced NFA Global Asset Portfolio	6,591,332	6,328,168
Autonomic Growth NFA Global Asset Portfolio	4,016,865	4,528,021

For the year ended October 31, 2009, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Autonomic Balanced Growth NFA Global Asset Portfolio	$903,282	$—
Autonomic Balanced NFA Global Asset Portfolio	3,420,442	680,473
Autonomic Growth NFA Global Asset Portfolio	1,678,822	1,656,327

Gains and losses on in-kind transactions are generally not considered taxable for Federal income tax purposes.

At October 31, 2009, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	Cost*	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Autonomic Balanced Growth NFA Global Asset Portfolio	$9,869,790	$(31,015)	$412,960	$(443,975)
Autonomic Balanced NFA Global Asset Portfolio	11,278,769	268,825	436,235	(167,410)
Autonomic Growth NFA Global Asset Portfolio	10,134,765	(251,893)	362,595	(614,488)

* Cost of investments on a tax basis, includes the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

30

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

Note 8. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of investment activity, on October 31, 2009, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the year ended October 31, 2009, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Autonomic Balanced Growth NFA Global Asset Portfolio	$(9,658)	$(722)	$10,380
Autonomic Balanced NFA Global Asset Portfolio	(28,940)	(31,829)	60,769
Autonomic Growth NFA Global Asset Portfolio	11,265	243,286	(254,551)

Note 9. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. The Adviser, as a result of the unitary management fee, pays for such compensation. The "Interested" Trustee of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 10. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 11. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust II:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust II, hereafter referred to as the "Trust") at October 31, 2009, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
December 23, 2009

32

Supplemental Information

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2009:

Federal Income Tax Information

	Qualified Dividend Income*	Corporate Dividend Received Deduction*
Autonomic Balanced Growth NFA Global Asset Portfolio	48%	18%
Autonomic Balanced NFA Global Asset Portfolio	39%	16%
Autonomic Growth NFA Global Asset Portfolio	61%	23%

  *  The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

33

Supplemental Information

Trustees and Officers

The Independent Trustees, the Trustee who is affiliated with the Adviser (the "Management Trustee") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

The Trustees and Officers information is current as of December 18, 2009.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Ronn R. Bagge (51) YQA Capital Management LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2007	YQA Capital Management, LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	101	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At December 18, 2009, the Fund Complex consisted of the Trust's 33 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

34

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Marc M. Kole (49) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Vice President of Finance and Accounting, Hope Network (social services) (November 2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (September 2005-April 2008); Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	101	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At December 18, 2009, the Fund Complex consisted of the Trust's 33 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

35

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Philip M. Nussbaum (47) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (November 2004-Present); formerly Managing Director, Communication Institute (May 2002-August 2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	101	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At December 18, 2009, the Fund Complex consisted of the Trust's 33 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

36

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Donald H. Wilson (49) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	President and Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (August 2007-April 2009); formerly Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (February 2006-August 2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995-February 2006)	101	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At December 18, 2009, the Fund Complex consisted of the Trust's 33 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

37

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Management Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Management Trustee	Other Directorships Held by Management Trustee
H. Bruce Bond (46) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2006	Managing Director, Invesco PowerShares Capital Management LLC (August 2002-Present); formerly Manager, Nuveen Investments (April 1998-August 2002)	101	None

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at 800.337.4246.

  *  This is the date the Management Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected. Each Officer serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At December 18, 2009, the Fund Complex consisted of the Trust's 33 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

38

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (35) Invesco Aim Management Group Inc. 11 Greenway Plaza Suite 100 Houston, Texas 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (January 2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (July 2002-December 2007)

Bruce T. Duncan (55) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer, Treasurer and Secretary	Chief Financial Officer and Treasurer Since 2007 Secretary Since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (43) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2007	General Counsel, Invesco PowerShares Capital Management LLC (September 2004-Present); Chief Compliance Officer, Invesco PowerShares Capital Management LLC (September 2004-April 2008)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves until his successor is elected.

39

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available on the Commission's website at www.sec.gov. The Trust's Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2009 Invesco PowerShares Capital Management LLC  P-PS-AR-11

2009 Annual Report to Shareholders

October 31, 2009

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares High Yield Corporate Bond Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

The Market Environment	3

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	28

Fees and Expenses	30

Schedules of Investments

PowerShares 1-30 Laddered Treasury Portfolio	32

PowerShares Emerging Markets Sovereign Debt Portfolio	33

PowerShares High Yield Corporate Bond Portfolio	35

PowerShares Insured California Municipal Bond Portfolio	38

PowerShares Insured National Municipal Bond Portfolio	41

PowerShares Insured New York Municipal Bond Portfolio	47

PowerShares Preferred Portfolio	50

PowerShares VRDO Tax-Free Weekly Portfolio	52

Statements of Assets and Liabilities	58

Statements of Operations	60

Statements of Changes in Net Assets	62

Financial Highlights	65

Notes to Financial Statements	69

Report of Independent Registered Public Accounting Firm	80

Supplemental Information	81

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The Market Environment

Market Environment

For the year ended October 31, 2009, the global economic situation saw signs of recovery. Global markets continued their decline during the last two months of 2008, but experienced a significant rally after the equity markets bottomed in the early months of 2009. International markets saw a steep rebound, while the U.S. markets experienced a milder upswing. Volatility returned closer to its historic average during the year. Emerging markets had the strongest recovery with the benchmark MSCI Emerging Markets Index returning 64.13%. Developed international markets also posted strong returns with the benchmark MSCI EAFE Index returning 27.71%. The U.S. markets had the lowest equity returns over the reporting period with the S&P 500® Index returning 9.80%. Fixed-income markets trended higher over the year with the Barclays Aggregate Bond Index returning 13.79%.

3

Manager's Analysis

PowerShares 1-30 Laddered Treasury Portfolio (ticker: PLW)

The PowerShares 1-30 Laddered Treasury Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of the Ryan/Mergent 1-30 Year Treasury Laddered Index (the "Index"), which measures the potential returns of a theoretical portfolio of U.S. Treasury securities with a yield curve based upon 30 U.S. Treasury Bonds with fixed coupons, scheduled to mature in a proportional, annual sequential ("laddered") structure.

For the year ended October 31, 2009, the Fund returned 8.55%. During this same year the Index returned 9.04% and the Barclays Capital U.S. Treasury Index returned 6.33%. It was a tale of two very distinct Treasury markets over the course of the reporting period, albeit resulting in a solid overall yearly gain. From November 2008 until March 2009, U.S. Treasuries benefited significantly from investors flight-to-quality status. From March through October 2009, U.S. Treasuries declined in value amidst a record amount of U.S. Treasuries (issued to fund the U.S. banking crisis), which flooded the marketplace.

Duration Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Maturing in 1 to 5 Years	20.1
Maturing in 6 to 10 Years	16.7
Maturing in 11 to 15 Years	16.6
Maturing in 16 to 20 Years	16.2
Maturing in 21 to 25 Years	9.8
Maturing in 26 to 30 Years	19.0
Money Market Fund	0.8
Other	0.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
United States Treasury Bonds, 5.375%, 02/15/31	9.8
United States Treasury Bonds, 4.500%, 02/15/36	9.6
United States Treasury Bonds, 7.875%, 02/15/21	3.4
United States Treasury Notes, 3.875%, 02/15/13	3.4
United States Treasury Notes, 4.000%, 02/15/14	3.4
United States Treasury Notes, 4.000%, 02/15/15	3.4
United States Treasury Bonds, 8.875%, 02/15/19	3.4
United States Treasury Bonds, 8.500%, 02/15/20	3.4
United States Treasury Notes, 4.500%, 02/15/16	3.4
United States Treasury Notes, 4.625%, 02/29/12	3.3
Total	46.5

4

Manager's Analysis (Continued)

PowerShares 1-30 Laddered Treasury Portfolio (ticker: PLW)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg Ann.††	Fund Inception†
	1 Year	Avg Ann.††	Cumulative
Index
Ryan/Mergent 1-30 Year Treasury Laddered Index	9.04	8.77	18.86
Barclays Capital U.S. Treasury Index	6.33	7.15	15.48
Fund
NAV Return	8.55	8.45	18.13
Share Price Return	8.38	8.34	17.89

Fund Inception: October 11, 2007

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.25% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Barclays Capital US Treasury Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 101 securities.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Index are based on the closest month-end to the Fund's inception date.

††  Average annualized.

5

Manager's Analysis

PowerShares Emerging Markets Sovereign Debt Portfolio (ticker: PCY)

The PowerShares Emerging Markets Sovereign Debt Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of the DB Emerging Market USD Liquid Balanced Index (the "Index"). The Index tracks the performance of a selected basket of liquid emerging markets U.S. dollar-denominated government bonds issued by emerging market countries. The countries in the Index are selected annually pursuant to a proprietary index methodology and the membership list is rebalanced quarterly.

For the year ended October 31, 2009, the Fund returned 52.11%. Over this same year the Index returned 56.60% while the Barclays Capital U.S. Aggregate Index returned 13.79%. The Fund's performance differential versus its Index, beyond regular Fund expenses, can largely be attributed to the negative impact of trading Emerging Market bonds with unusually wide bid/ask spreads (due to low liquidity and extremely high market volatility). In addition, the Fund and the Index utilize different bond pricing sources, which are trading desk-evaluated prices and thus subjective by nature.

The Index turned in its best October-October performance since 1999, after experiencing its worst performance last year. Several factors contributed to the huge rebound seen in emerging market bond prices since March 2009: rising valuations in commodity prices; the strong comeback of emerging market equities, International Monetary Fund loans provided to the weakest emerging market nations in 2009 and new emerging market debt supply. These fundamental factors, combined with increasing investor demand due to emerging market debt's low correlation to traditional bond sectors, created the perfect scenario for the massive gains witnessed in 2009.

Country Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Ukraine	7.3
Pakistan	6.6
Indonesia	5.4
Venezuela	5.1
El Salvador	4.6
Turkey	4.5
Vietnam	4.3
Qatar	4.3
Russia	4.2
South Africa	4.2
Colombia	4.1
Hungary	4.1
Philippines	4.1
Mexico	4.0
South Korea	4.0
Peru	4.0
Brazil	3.9
Uruguay	3.9
Bulgaria	3.9
Poland	3.9
Panama	3.9
Chile	3.7
United States	0.5
Other	1.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
Ukraine Government, 7.650%, 06/11/13	7.3
Republic of Indonesia, 8.500%, 10/12/35	5.4
Republic of Venezuela, 13.625%, 08/15/18	5.1
Republic of El Salvador, 8.250%, 04/10/32	4.6
Republic of Turkey, 6.875%, 03/17/36	4.5
Socialist Republic of Vietnam, 6.875%, 01/15/16	4.3
State of Qatar, 9.750%, 06/15/30	4.3
Russian Federation, 11.000%, 07/24/18	4.2
Republic of South Africa, 6.875%, 05/27/19	4.2
Islamic Republic of Pakistan, 6.875%, 06/01/17	4.1
Total	48.0

6

Manager's Analysis (Continued)

PowerShares Emerging Markets Sovereign Debt Portfolio (ticker: PCY)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg. Ann.††	Fund Inception†
	1 Year	Avg. Ann.††	Cumulative
Index
DB Emerging Market USD Liquid Balanced Index	56.60	8.88	19.09
JP Morgan EMBI Global Index	39.64	7.21	15.62
Barclays Capital U.S. Aggregate Index	13.79	7.01	15.16
Fund
NAV Return	52.11	6.89	14.67
Share Price Return	66.52	7.12	15.17

Fund Inception: October 11, 2007

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.50% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The JP Morgan EMBI Global Index and Barclays Capital US Aggregate Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 188 and 8,717 securities, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

7

Manager's Analysis

PowerShares High Yield Corporate Bond Portfolio (ticker: PHB)

The PowerShares High Yield Corporate Bond Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of the Wells Fargo High Yield Bond Index (the "Index"). This Index measures potential returns of a theoretical portfolio of high yield corporate bonds that are rated below investment grade by Moody's, S&P or Fitch and are payable in U.S. dollars. The Index evaluates securities each quarter using an equal-weighting methodology based on a defined set of qualifying criteria established by Wells Fargo Securities LLC.

For the year ended October 31, 2009, the Fund returned 23.73%. Over this same year the Index returned 35.38% while the Barclays Capital U.S. Corporate High Yield Index returned 48.10%. The large Fund-Index performance difference primarily occurred during the December 2008 to January 2009 period, when the Fund had significant cash inflows and the ability to purchase high yield corporate bonds (due to poor market volume) was extremely low. In addition to low liquidity, high yield bond market volatility was extremely high and thus unusually wide bid/ask spreads contributed to the Fund's underperformance versus the Index over the year.

Perhaps the greatest single contributor to 2009's substantial high yield corporate bond gains was optimism for a U.S. economic recovery. Despite a record amount of corporate defaults in 2009 based on JP Morgan statistics, investors' appetite for high yield bonds may reach record highs this year. AMG Data Services indicates that $27.6 billion has already flowed into high yield bond funds in 2009, compared with a mere $6.5 billion inflows in 2008. Strong supply has supported strong demand, as 2009 is currently on pace to become the highest year of new high yield corporate bond issuance in history according to J.P. Morgan high yield analysts.

8

Manager's Analysis (Continued)

PowerShares High Yield Corporate Bond Portfolio (ticker: PHB)

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Telecommunications	17.3
Oil & Gas	9.8
Electric	7.4
Healthcare-Services	5.7
Commercial Services	3.9
Retail	3.9
Pipelines	3.9
Aerospace/Defense	3.9
Lodging	3.9
Healthcare-Products	3.9
Diversified Financial Services	2.1
Semiconductors	2.1
Machinery-Construction & Mining	2.1
Hand/Machine Tools	2.0
Software	2.0
Holding Companies-Diversified	2.0
Media	2.0
Auto Parts & Equipment	2.0
REITS	1.9
Computers	1.9
Coal	1.9
Household Products/Wares	1.9
Beverages	1.9
Food	1.9
Packaging & Containers	1.9
Mining	1.9
Chemicals	1.9
Money Market Fund	0.9
Other	2.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
Ford Motor Credit Co. LLC	2.1
OPTI Canada, Inc.	2.1
Freescale Semiconductor, Inc.	2.1
Terex Corp.	2.1
Frontier Communications Corp.	2.0
Chesapeake Energy Corp.	2.0
Baldor Electric Co.	2.0
First Data Corp.	2.0
NRG Energy, Inc.	2.0
Rite Aid Corp.	2.0
Total	20.4

Portfolio Composition by

Credit Quality (% of the Fund's

Net Assets) as of October 31, 2009

Rating
BB+	2.4
BB-	12.5
BB	8.2
B+	6.4
B-	24.7
B	19.6
CCC+	8.3
CCC	8.1
Other	9.8

9

Manager's Analysis (Continued)

PowerShares High Yield Corporate Bond Portfolio (ticker: PHB)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg. Ann.††	Fund Inception†
	1 Year	Avg. Ann.††	Cumulative
Index
Wells Fargo Yield Bond Index	35.38	-3.06	-5.91
Barclays Capital U.S. Corporate High Yield Index	48.10	4.77	9.78
S&P 500® Index	9.80	-16.22	-29.82
Fund
NAV Return	23.73	-7.50	-14.18
Share Price Return	20.39	-8.66	-16.27

Fund Inception: November 15, 2007

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.50% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Barclays Capital U.S. Corporate High Yield Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 121 and 500 securities, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

10

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Manager's Analysis

PowerShares Insured California Municipal Bond Portfolio (ticker: PWZ)

The PowerShares Insured California Municipal Bond Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index (the "Index"). The Index is designed to track the performance of U.S. dollar-denominated, investment-grade, insured, tax-exempt debt publicly issued by U.S. municipalities in the U.S. domestic market. The Index is adjusted monthly and its constituents are capitalization-weighted based on their current amount outstanding.

For the year ended October 31, 2009, the Fund returned 16.06%. Over this same year the Index returned 16.22%. The Fund's slight underperformance versus the Index, can be attributed to the Fund expenses.

The municipal bond market rebounded dramatically since the financial crisis of last fall based on a variety of factors including the following: large inflows into Muni bond funds for much of the year; limited tax-free new issue supply; historically cheap absolute Muni yield levels relative to taxable yield levels. Even though the Municipal bond market has remained relatively stable in 2009, absolute Muni yield levels are still well above their historical averages.

12

Manager's Analysis (Continued)

PowerShares Insured California Municipal Bond Portfolio (ticker: PWZ)

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Ad Valorem Property Tax	33.4
Lease Revenue	13.5
Water Revenue	10.9
Hospital Revenue	8.0
Electric Power Revenue	7.0
Sewer Revenue	7.0
Sales Tax Revenue	6.4
Special Assessment	5.1
College Revenue	4.5
Highway Tolls Revenue	1.1
General Fund	1.0
Tax Increment Revenue	1.0
Other	1.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
San Bernardino California Community College District (Election 2002) Ser. 08A, 6.250%, 08/01/33	7.2
El Dorado California Irrigation District COP Ser. 09-A AGC, 5.750%, 08/01/39	6.6
Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08, 5.625%, 10/01/37	5.1
Los Angeles County California Metropolitan Transportation Auth. Sales Tax Rev. (Proposition A First Tier Senior) Ser. 05-A AMBAC, 5.000%, 07/01/35	4.8
Antelope Valley California Community College District (Election 2004) Ser. 07B NATL RE, 5.250%, 08/01/39	4.4
Puerto Rico Commonwealth Public Improvement Refunding Ser. 07-A-4 FSA, 5.000%, 07/01/31	3.5
East Bay California Municipal Utility District Water System Rev. Ref. Ser. 07A NATL RE, 5.000%, 06/01/32	3.3
Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC, 5.500%, 04/01/39	3.3
California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC, 5.500%, 07/01/41	3.2
California Statewide Communities Development Auth. Rev. (St. Joseph Health System-Remarketed) Insured Ser. 07C FGIC, 5.750%, 07/01/47	3.2
Total	44.6

13

Manager's Analysis (Continued)

PowerShares Insured California Municipal Bond Portfolio (ticker: PWZ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg. Ann.††	Fund Inception†
	1 Year	Avg. Ann.††	Cumulative
Index
The BofA ML California Insured LT Core Plus Muni Securities Index	17.06	2.57	5.35
Barclays Capital Municipal Insured Bond Index	13.87	4.53	9.66
Fund
NAV Return	16.06	1.82	3.78
Share Price Return	16.38	1.42	2.94

Fund Inception: October 11, 2007

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.35% (0.28% after fee waiver) is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Barclays Capital Municipal Insured Bond Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 131 securities.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Index are based on the closest month-end to the Fund's inception date.

††  Average annualized.

14

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Manager's Analysis

PowerShares Insured National Municipal Bond Portfolio (ticker: PZA)

The PowerShares Insured National Municipal Bond Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index (the "Index"). The Index is designed to track the performance of U.S. dollar-denominated, investment-grade, insured, tax-exempt debt publicly issued by U.S. municipalities in the U.S. domestic market. The Index is adjusted monthly and its constituents are capitalization-weighted based on their current amount outstanding.

For the year ended October 31, 2009, the Fund returned 18.22%. Over this same year the Index returned 17.58%. The Fund's out-performance versus the Index can largely be attributed to the slight longer duration of the Fund versus the Index.

The municipal bond market rebounded dramatically since the financial crisis of last fall based on a variety of factors including the following: large inflows into Muni bond funds for much of the year; limited tax-free new issue supply; historically cheap absolute Muni yield levels relative to taxable yield levels. Even though the Municipal bond market has remained relatively stable in 2009, absolute Muni yield levels are still well above their historical averages.

16

Manager's Analysis (Continued)

PowerShares Insured National Municipal Bond Portfolio (ticker: PZA)

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Hospital Revenue	16.8
Ad Valorem Property Tax	14.2
Water Revenue	12.7
Highway Tolls Revenue	8.3
Port, Airport & Marina Revenue	8.2
Lease Revenue	5.8
Sales Tax Revenue	5.3
Electric Power Revenue	4.5
College Revenue	4.4
Miscellaneous Revenue	3.5
Sewer Revenue	3.4
Transit Revenue	3.0
Recreational Revenue	2.8
Tax Increment Revenue	2.3
Student Loan Revenue	1.2
Special Assessment	1.0
Multiple Utility Revenue	0.7
General Fund	0.1
Other	1.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
North Texas Thruway Auth. Rev. Ref. System (First Tier) Ser. 08K-1 AGC, 5.750%, 01/01/38	3.8
New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC, 5.500%, 12/15/38	2.4
New Jersey Health Care Facilities Financing Auth. Rev. (Virtua Health) Ser. 09 AGC, 5.500%, 07/01/38	2.3
Corona-Norca California Unified School District (Election 2006) Ser. 09B AGC, 5.375%, 02/01/34	2.3
Miami-Dade County Florida Aviation Rev. Ser. 09B AGC, 5.125%, 10/01/41	2.3
Atlanta Georgia Water & Wastewater Rev. Ser. 09-B FSA, 5.375%, 11/01/39	2.2
Atlanta Georgia Water & Wastewater Rev. Ser. 09-B FSA, 5.250%, 11/01/34	2.2
Clark County Nevada Airport Rev. Subordinate Lien Ser. 09-C FSA, 5.000%, 07/01/25	2.1
Pennsylvania State Turnpike Common Turnpike Rev. Sub-Ser 08C AGC, 6.250%, 06/01/38	2.0
Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC, 5.000%, 10/01/39	2.0
Total	23.6

17

Manager's Analysis (Continued)

PowerShares Insured National Municipal Bond Portfolio (ticker: PZA)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg. Ann.††	Fund Inception†
	1 Year	Avg. Ann.††	Cumulative
Index
The BofA ML National Insured LT Core Plus Muni Securities Index	19.81	3.19	6.67
Barclays Capital Municipal Insured Bond Index	13.87	4.53	9.66
Fund
NAV Return	18.22	2.13	4.43
Share Price Return	16.35	1.57	3.26

Fund Inception: October 11, 2007

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.35% (0.28% after fee waiver) is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Barclays Capital Municipal Insured Bond Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 131 securities.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Index are based on the closest month-end to the Fund's inception date.

††  Average annualized.

18

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Manager's Analysis

PowerShares Insured New York Municipal Bond Portfolio (ticker: PZT)

The PowerShares Insured New York Municipal Bond Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index (the "Index"). The Index is designed to track the performance of U.S. dollar-denominated, investment-grade, insured, tax-exempt debt publicly issued by U.S. municipalities in the U.S. domestic market. The Index is adjusted monthly and its constituents are capitalization-weighted based on their current amount outstanding.

For the year ended October 31, 2009, the Fund returned 13.92%. Over this same year the Index returned 17.47%. The Fund's under-performance versus the Index, can largely be attributed to the impact of scarcity of New York bonds in the market, and thus the inability of the Fund to track the Index in its composite makeup of sector, quality and issuers.

The municipal bond market rebounded dramatically since the financial crisis of last fall based on a variety of factors including the following: large inflows into Muni bond funds for much of the year; limited tax-free new issue supply; historically cheap absolute Muni yield levels relative to taxable yield levels. Even though the Municipal bond market has remained relatively stable in 2009, absolute Muni yield levels are still well above their historical averages.

20

Manager's Analysis (Continued)

PowerShares Insured New York Municipal Bond Portfolio (ticker: PZT)

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

College Revenue	12.3
Miscellaneous Revenue	10.2
Water Revenue	9.8
Recreational Revenue	9.6
Highway Tolls Revenue	9.4
Hospital Revenue	8.0
Lease Revenue	7.4
Port, Airport & Marina Revenue	6.2
Sales Tax Revenue	6.2
Electric Power Revenue	4.8
Income Tax Revenue	4.7
Ad Valorem Property Tax	4.4
Hotel Occupancy Tax	4.2
Transit Revenue	3.3
Other	(0.5)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
Sales Tax Asset Receivables Corp. Ser. 04A AMBAC, 5.000%, 10/15/32	6.2
New York Convention Center Development Corp. Rev. (Hotel Unit Fee Secured) Ser. 05 AMBAC, 5.000%, 11/15/44	4.2
New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC, 7.000%, 03/01/49	3.5
Triborough Bridge & Tunnel Auth. Rev. Ref. Ser. 02 NATL RE, 5.000%, 11/15/32	3.4
New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC, 6.500%, 01/01/46	3.4
New York City Municipal Water Finance Auth. Water & Sewer Rev. (2nd Generation Resolution) Ser. 08DD, 6.000%, 06/15/40	3.3
Nassau County New York Sewer & Storm Water Finance Auth. System Rev. Ser. 08A BHAC, 5.375%, 11/01/28	3.3
Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC, 5.500%, 05/01/33	3.2
New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Cornell University) Ser. 09A, 5.000%, 07/01/39	3.2
New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Health Quest Systems) Ser. 07B AGC, 5.250%, 07/01/27	3.1
Total	36.8

21

Manager's Analysis (Continued)

PowerShares Insured New York Municipal Bond Portfolio (ticker: PZT)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg. Ann.††	Fund Inception†
	1 Year	Avg. Ann.††	Cumulative
Index
The BofA ML New York Insured LT Core Plus Municipal Securities Index	18.99	2.76	5.75
Barclays Capital Municipal Insured Bond Index	13.87	4.53	9.66
Fund
NAV Return	13.92	0.77	1.58
Share Price Return	13.13	0.24	0.50

Fund Inception: October 11, 2007

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.35% (0.28% after fee waiver) is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Barclays Capital Municipal Insured Bond Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 131 securities.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Index are based on the closest month-end to the Fund's inception date.

††  Average annualized.

22

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Manager's Analysis

PowerShares Preferred Portfolio (ticker: PGX)

The PowerShares Preferred Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index (the "Index"). The Index is a market capitalization-weighted index designed to reflect the total return performance of the fixed rate U.S. dollar-denominated preferred securities market. Given the large number of preferred securities in the Index, the Fund holds less than the total number of securities in the Index's securities weighted in proportion to the Index issuer weights.

For the year ended October 31, 2009, the Fund returned 17.02%. Over this same year the Index returned 17.13%, the Barclays Capital Aggregate Index returned 13.79%, and the S&P 500® Index returned 9.80%.

Despite the turmoil experienced by the financial service sector over the past year, preferred securities outperformed many fixed-income and equity sectors. Part of the reason for the resiliency witnessed in the preferred market was structural: Bank of America, Citigroup, and Banco Santander offered appealing conversion options to some of their preferred stock shareholders which indicated the relative worth in owning these securities. The fact that many companies continued to pay their preferred stock dividends while slashing their common stock dividends was another positive factor behind the relatively strong total return performance of the preferred market. In addition, an improving U.S. economic landscape compelled companies to begin issuing new preferred securities again, providing further investor confidence in the preferred market.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Banks	42.1
Diversified Financial Services	26.7
Insurance	9.2
Electric	7.7
REITS	7.3
Media	4.1
Telecommunications	2.1
Money Market Fund	0.7
Chemicals	0.6
Other	(0.5)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
JPMorgan Chase Capital X, 7.00%	7.2
Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	6.5
HSBC Holdings PLC, 8.13%, (United Kingdom)	5.5
Wells Fargo Capital IV, 7.00%	5.0
Morgan Stanley Capital Trust VII, 6.60%	4.8
General Electric Capital Corp., 6.10%	4.0
Deutsche Bank Contingent Capital Trust V, 8.05%	3.9
Public Storage, 7.250%, Series I	3.7
JPMorgan Chase & Co., 8.63%, Series J	3.7
Wachovia Capital Trust IV, 6.38%	3.7
Total	48.0

24

Manager's Analysis (Continued)

PowerShares Preferred Portfolio (ticker: PGX)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg. Ann.††	Fund Inception†
	1 Year	Avg. Ann.††	Cumulative
Index
The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index	17.13	-13.78	-22.86
S&P Preferred Index	40.54	-6.03	-10.31
S&P 500® Index	9.80	-12.94	-21.54
The BofA Merrill Lynch Fixed Rate Preferred Securities Index	17.13	-13.87	-22.86
Fund
NAV Return	17.02	-14.96	-24.69
Share Price Return	13.88	-15.55	-25.61

Fund Inception: January 31, 2008

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.50% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Preferred Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 86 and 500 securities, respectively.

The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index will be used for comparative purposes going forward as this represents a more appropriate market index for this Fund.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

25

Manager's Analysis

PowerShares VRDO Tax-Free Weekly Portfolio (ticker: PVI)

The PowerShares VRDO Tax-Free Weekly Portfolio (the "Fund") seeks investment results that correspond, generally, to the price and yield (before fees and expenses) of the Thomson Municipal Market Data VRDO Index (the "Index"). This Index is designed to track the performance of a pool of tax-exempt Variable Rate Demand Obligations (VRDOs) issued by municipalities in the United States The Index is adjusted monthly and its constituents are capitalization-weighted based on their current amount outstanding.

For the year ended October 31, 2009, the Fund returned 1.58%. Over this same year the Index returned 1.02%. The Fund's out-performance versus its Index can be attributed to the higher coupon average the Fund received versus the Index average.

The VRDO primary issuance market had a dramatic drop off in 2009 because municipal issuers were able to fund their borrowing program through other conduits such as the Build America Bond program. In addition, the number of liquidity providers has decreased due to the financial crisis, thus decreasing the number of new issuances into the market in 2009.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Hospital Revenue	30.2
Miscellaneous Revenue	11.2
Lease Revenue	9.1
Water Revenue	8.3
College Revenue	8.3
Highway Tolls Revenue	6.0
Electric Power Revenue	5.0
Ad Valorem Property Tax	4.5
Industrial Revenue	4.1
Port, Airport & Marina Revenue	3.8
Transit Revenue	1.8
Multiple Utility Revenue	1.8
Sales Tax Revenue	1.5
Economic Development Revenue	1.5
Miscellaneous Taxes	1.1
Fuel Sales Tax Revenue	0.6
Local Housing Revenue	0.6
Tax Increment Revenue	0.2
Other	0.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
Hall County Gainesville Georgia Hospital Auth. RAC (Northeast Georgia) Ser. 07G AGC, 0.400%, 05/01/36	3.6
San Bernardino County California COP (Medical Center Financing Project) Ser. 98 NATL RE, 4.350%, 08/01/26	3.3
Charlotte-Mecklenburg Hospital Auth. North Carolina Health Care System Rev. Ref. (Carolina-Remarketed) Ser. 07-C, 0.600%, 01/15/37	3
White County Industrial Hospital Association Lease Rental Rev. Ser. 06, 1.200%, 10/01/38	2.2
Maryland State Health & Higher Educational Facilities Auth. Rev. (Carnegie Institution Issue) Ser. 02, 0.550%, 10/01/37	2.2
Austin Texas Water & Wastewater System Rev. Ref. Ser. 04 FSA, 0.350%, 05/15/24	2.2
University of South Florida Financing Corp. COP (University of South Florida College of Medicine Health Facilities) Ser. 07, 0.550%, 07/01/37	2.1
Indiana Health & Educational Facility Financing Auth. Rev. (Clarian Health Obligated Group) Ser. 05-B FSA, 0.400%, 02/15/21	2.0
California State Sub-Ser. 05B-5, 0.800%, 05/01/40	1.9
Illinois Health Facilities Auth. Rev. (Centegra Health System) Ser. 02 FSA, 0.450%, 09/01/32	1.9
Total	24.4

26

Manager's Analysis (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio (ticker: PVI)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2009
	Avg. Ann.††	Fund Inception†
	1 Year	Avg. Ann.††	Cumulative
Index
Thomson Municipal Market Data VRDO Index	1.02	1.99	3.94
S&P 500® Index	9.80	-16.22	-29.82
Fund
NAV Return	1.58	2.49	4.95
Share Price Return	1.49	2.49	4.95

Fund Inception: November 15, 2007

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.25% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 500 securities.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Index are based on the closest month-end to the Fund's inception date.

††  Average annualized.

27

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2009

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PLW	PowerShares 1-30 Laddered Treasury Portfolio	10/11/07	518	278	61	5	0	0	0
PCY	PowerShares Emerging Markets Sovereign Debt Portfolio	10/11/07	518	15	23	38	98	84	186
PHB	PowerShares High Yield Corporate Bond Portfolio	11/15/07	493	13	23	102	115	59	144
PWZ	PowerShares Insured California Municipal Bond Portfolio	10/11/07	518	150	86	58	29	11	20
PZA	PowerShares Insured National Municipal Bond Portfolio	10/11/07	518	184	98	62	28	14	7
PZT	PowerShares Insured New York Municipal Bond Portfolio	10/11/07	518	112	68	58	23	14	22
PGX	PowerShares Preferred Portfolio	01/31/08	441	43	69	90	63	49	97
PVI	PowerShares VRDO Tax-Free Weekly Portfolio	11/15/07	493	420	3	0	0	0	0

28

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PLW	154	17	3	0	0	0
PCY	16	8	7	5	4	34
PHB	8	8	6	1	3	11
PWZ	105	32	22	3	2	0
PZA	92	27	3	3	0	0
PZT	161	33	23	2	1	1
PGX	14	4	5	3	2	2
PVI	65	5	0	0	0	0

29

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2009.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares 1-30 Laddered Treasury Portfolio Actual	$1,000.00	$1,006.84	0.25%	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28
PowerShares Emerging Markets Sovereign Debt Portfolio Actual	$1,000.00	$1,192.91	0.50%	$2.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	0.50%	$2.55
PowerShares High Yield Corporate Bond Portfolio Actual	$1,000.00	$1,151.83	0.50%	$2.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	0.50%	$2.55

30

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Insured California Municipal Bond Portfolio Actual	$1,000.00	$1,068.76	0.28%	$1.46
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	0.28%	$1.43
PowerShares Insured National Municipal Bond Portfolio Actual	$1,000.00	$1,074.85	0.28%	$1.46
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	0.28%	$1.43
PowerShares Insured New York Municipal Bond Portfolio Actual	$1,000.00	$1,063.77	0.28%	$1.46
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	0.28%	$1.43
PowerShares Preferred Portfolio Actual	$1,000.00	$1,271.00	0.50%	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	0.50%	$2.55
PowerShares VRDO Tax-Free Weekly Portfolio Actual	$1,000.00	$1,005.75	0.25%	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2009. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the annualized data in the Financial Highlights.

31

Schedule of Investments

PowerShares 1-30 Laddered Treasury Portfolio

October 31, 2009

Principal Amount		Value
	United States Government Obligations—98.4%
	United States Treasury Bonds—68.3%
$1,547,000	8.875%, 02/15/19	$2,225,626
1,555,000	8.500%, 02/15/20	2,222,193
1,612,000	7.875%, 02/15/21	2,236,903
1,558,000	8.000%, 11/15/21	2,195,563
1,652,000	7.125%, 02/15/23	2,198,452
1,772,000	6.250%, 08/15/23	2,198,111
1,519,000	7.625%, 02/15/25	2,134,195
1,766,000	6.000%, 02/15/26	2,160,867
1,660,000	6.625%, 02/15/27	2,166,820
1,705,000	6.125%, 11/15/27	2,127,521
1,899,000	5.250%, 02/15/29	2,160,411
1,660,000	6.250%, 05/15/30	2,128,691
5,585,000	5.375%, 02/15/31	6,491,691
6,062,000	4.500%, 02/15/36	6,331,007
1,932,000	4.750%, 02/15/37	2,095,617
2,022,000	4.375%, 02/15/38	2,070,024
2,326,000	3.500%, 02/15/39	2,039,614
		45,183,306
	United States Treasury Notes—30.1%
2,187,000	3.500%, 02/15/10	2,208,699
2,092,000	4.500%, 02/28/11	2,202,566
2,044,000	4.625%, 02/29/12	2,211,034
2,082,000	3.875%, 02/15/13	2,235,060
2,062,000	4.000%, 02/15/14	2,231,311
2,065,000	4.000%, 02/15/15	2,229,878
2,014,000	4.500%, 02/15/16	2,219,807
1,987,000	4.625%, 02/15/17	2,196,879
2,141,000	3.500%, 02/15/18	2,182,651
		19,917,885
	Total United States Government Obligations (Cost $65,475,076)	65,101,191
Number of Shares
	Money Market Fund—0.8%
543,099	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $543,099)	543,099
	Total Investments (Cost $66,018,175)—99.2%	65,644,290
	Other assets less liabilities—0.8%	535,995
	Net Assets—100.0%	$66,180,285

See Notes to Financial Statements.

32

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio

October 31, 2009

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations—98.0%
	Brazil—3.9%
$11,301,000	Republic of Brazil	10.125%	05/15/27	$16,555,965
	Bulgaria—3.9%
14,103,000	Republic of Bulgaria	8.250	01/15/15	16,429,995
	Chile—3.7%
13,830,000	Republic of Chile	5.500	01/15/13	15,591,942
	Colombia—4.1%
15,492,000	Republic of Colombia	7.375	09/18/37	17,234,850
	El Salvador—4.6%
18,684,000	Republic of El Salvador	8.250	04/10/32	19,151,100
	Hungary—4.1%
17,352,000	Republic of Hungary	4.750	02/03/15	17,224,480
	Indonesia—5.4%
18,944,000	Republic of Indonesia	8.500	10/12/35	22,638,080
	Mexico—4.0%
13,395,000	United Mexican States, MTN	8.300	08/15/31	17,011,650
	Pakistan—6.6%
11,750,000	Islamic Republic of Pakistan	7.125	03/31/16	10,690,174
19,050,000	Islamic Republic of Pakistan	6.875	06/01/17	17,335,500
				28,025,674
	Panama—3.9%
12,890,000	Republic of Panama	8.875	09/30/27	16,305,850
	Peru—4.0%
12,763,000	Republic of Peru	8.750	11/21/33	16,719,530
	Philippines—4.1%
12,891,000	Republic of Philippines	9.500	02/02/30	17,177,258
	Poland—3.9%
15,397,000	Republic of Poland	5.250	01/15/14	16,356,387
	Qatar—4.3%
12,132,000	State of Qatar	9.750	06/15/30	17,894,700
	Russia—4.2%
12,367,000	Russian Federation	11.000	07/24/18	17,530,222
	South Africa—4.2%
15,602,000	Republic of South Africa	6.875	05/27/19	17,493,742
	South Korea—4.0%
16,203,000	Republic of Korea	5.125	12/07/16	16,819,330
	Turkey—4.5%
18,733,000	Republic of Turkey	6.875	03/17/36	18,967,162

See Notes to Financial Statements.

33

Schedule of Investments (Continued)

PowerShares Emerging Markets Sovereign Debt Portfolio

October 31, 2009

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (Continued)
	Ukraine—7.3%
$34,112,000	Ukraine Government	7.650%	06/11/13	$30,700,800
	Uruguay—3.9%
13,233,000	Republic of Uruguay	9.250	05/17/17	16,442,003
	Venezuela—5.1%
22,154,000	Republic of Venezuela	13.625	08/15/18	21,489,380
	Vietnam—4.3%
16,955,000	Socialist Republic of Vietnam	6.875	01/15/16	17,971,673
	Total Sovereign Debt Obligations (Cost $390,376,063)			411,731,773
Number of Shares
	Money Market Fund—0.5%
2,036,896	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $2,036,896)			2,036,896
	Total Investments (Cost $392,412,959)—98.5%			413,768,669
	Other assets less liabilities—1.5%			6,108,112
	Net Assets—100.0%			$419,876,781

MTN  – Medium-Term Note

See Notes to Financial Statements.

34

Schedule of Investments

PowerShares High Yield Corporate Bond Portfolio

October 31, 2009

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—97.0%
	Aerospace/Defense—3.9%
$3,246,000	BE Aerospace, Inc.	8.500%	07/01/18	$3,383,955
3,297,000	L-3 Communications Corp., Series B	6.375	10/15/15	3,272,273
				6,656,228
	Auto Parts & Equipment—2.0%
3,086,000	Goodyear Tire & Rubber Co. (The)	10.500	05/15/16	3,356,025
	Beverages—1.9%
3,291,000	Constellation Brands, Inc.	7.250	09/01/16	3,315,683
	Chemicals—1.9%
3,800,000	Hexion US Finance Corp.	9.750	11/15/14	3,249,000
	Coal—1.9%
3,271,000	Peabody Energy Corp.	7.375	11/01/16	3,320,065
	Commercial Services—3.9%
3,316,000	ARAMARK Corp.	8.500	02/01/15	3,365,740
3,400,000	RSC Equipment Rental, Inc.	9.500	12/01/14	3,374,500
				6,740,240
	Computers—1.9%
3,208,000	SunGard Data Systems, Inc.	10.250	08/15/15	3,324,290
	Diversified Financial Services— 2.1%
3,790,000	Ford Motor Credit Co. LLC	7.000	10/01/13	3,598,298
	Electric—7.4%
3,243,000	AES Corp. (The)	8.000	10/15/17	3,275,430
3,934,000	Edison Mission Energy	7.000	05/15/17	3,196,375
6,082,000	Energy Future Holdings Corp., Series R	6.550	11/15/34	2,839,637
3,433,000	NRG Energy, Inc.	7.375	02/01/16	3,420,126
				12,731,568
	Food—1.9%
3,222,000	SUPERVALU, Inc.	8.000	05/01/16	3,294,495
	Hand/Machine Tools—2.0%
3,332,000	Baldor Electric Co.	8.625	02/15/17	3,448,620
	Healthcare - Products—3.9%
3,148,000	Bausch & Lomb, Inc.	9.875	11/01/15	3,273,920
3,039,000	Biomet, Inc.	11.625	10/15/17	3,346,699
				6,620,619
	Healthcare - Services—5.7%
3,239,000	Community Health Systems, Inc.	8.875	07/15/15	3,344,268
3,270,000	DaVita, Inc.	7.250	03/15/15	3,245,475
3,099,000	HCA, Inc.	9.250	11/15/16	3,246,202
				9,835,945
	Holding Companies - Diversified—2.0%
3,552,000	Leucadia National Corp.	7.125	03/15/17	3,374,400

See Notes to Financial Statements.

35

Schedule of Investments (Continued)

PowerShares High Yield Corporate Bond Portfolio

October 31, 2009

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Household Products/Wares—1.9%
$3,350,000	Jarden Corp.	7.500%	05/01/17	$3,316,500
	Lodging—3.9%
4,441,000	MGM Mirage, Inc.	6.625	07/15/15	3,386,262
3,400,000	Wynn Las Vegas LLC	6.625	12/01/14	3,247,000
				6,633,262
	Machinery - Construction & Mining—2.1%
3,816,000	Terex Corp.	8.000	11/15/17	3,539,340
	Media—2.0%
3,348,000	DISH DBS Corp.	7.125	02/01/16	3,364,740
	Mining—1.9%
2,800,000	Teck Resources Ltd. (Canada)	10.750	05/15/19	3,276,000
	Oil & Gas—9.8%
3,663,000	Chesapeake Energy Corp.	6.500	08/15/17	3,452,378
3,489,000	Forest Oil Corp.	7.250	06/15/19	3,270,937
4,534,000	OPTI Canada, Inc. (Canada)	8.250	12/15/14	3,581,860
3,286,000	Plains Exploration & Production Co.	7.750	06/15/15	3,261,355
3,897,000	Sabine Pass LNG LP	7.500	11/30/16	3,312,450
				16,878,980
	Packaging & Containers—1.9%
3,199,000	Crown Americas LLC	7.750	11/15/15	3,278,975
	Pipelines—3.9%
3,549,000	Dynegy Holdings, Inc.	8.375	05/01/16	3,327,188
3,379,000	El Paso Corp.	7.000	06/15/17	3,397,111
				6,724,299
	REITS—1.9%
3,489,000	Host Hotels & Resorts LP, Series Q	6.750	06/01/16	3,340,717
	Retail—3.9%
3,025,000	Dollar General Corp.	10.625	07/15/15	3,327,500
4,149,000	Rite Aid Corp.	9.500	06/15/17	3,402,180
				6,729,680
	Semiconductors—2.1%
4,350,000	Freescale Semiconductor, Inc.	8.875	12/15/14	3,556,125
	Software—2.0%
3,700,000	First Data Corp.	9.875	09/24/15	3,431,750
	Telecommunications—17.3%
3,264,000	Cricket Communications, Inc.	9.375	11/01/14	3,182,400
3,196,000	Crown Castle International Corp.	9.000	01/15/15	3,387,760
3,490,000	Frontier Communications Corp.	9.000	08/15/31	3,463,825
3,094,000	Intelsat Jackson Holdings Ltd. (Bermuda)	11.250	06/15/16	3,310,580
3,700,000	Level 3 Financing, Inc.	9.250	11/01/14	3,311,500
3,205,000	MetroPCS Wireless, Inc.	9.250	11/01/14	3,245,063
3,680,000	Sprint Nextel Corp.	6.000	12/01/16	3,183,200

See Notes to Financial Statements.

36

Schedule of Investments (Continued)

PowerShares High Yield Corporate Bond Portfolio

October 31, 2009

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
$3,100,000	Virgin Media Finance PLC, Series 1 (United Kingdom)	9.500%	08/15/16	$3,293,750
3,266,000	Windstream Corp.	8.625	08/01/16	3,372,145
				29,750,223
	Total Corporate Bonds (Cost $152,371,549)			166,686,067
Number of Shares
	Money Market Fund—0.9%
1,603,997	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,603,997)			1,603,997
	Total Investments (Cost $153,975,546)—97.9%			168,290,064
	Other assets less liabilities—2.1%			3,646,055
	Net Assets—100.0%			$171,936,119

REIT  – Real Estate Investment Trust

See Notes to Financial Statements.

37

Schedule of Investments

PowerShares Insured California Municipal Bond Portfolio

October 31, 2009

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—98.9%
	Ad Valorem Property Tax—33.4%
$1,350,000	Antelope Valley California Community College District (Election 2004) Ser. 07B NATL RE	5.250%	08/01/39	$1,386,153
500,000	Arcadia California Unified School District (Election 2006) Ser. 07A FSA	5.000	08/01/37	507,240
1,000,000	Carlsbad California University School District COP Ser. 09-A AGC	5.000	10/01/34	966,780
1,000,000	Colton California Joint Unified School District (Election 2008) Ser. 09-A AGC	5.375	08/01/34	1,001,790
500,000	Desert California Community College District Ser. 07C FSA	5.000	08/01/37	507,660
400,000	Foothill-De Anza California Community College District Ser. 07A AMBAC	4.500	08/01/31	376,168
500,000	Los Angeles California Community College District (Election 2001) Ser. 07A NATL RE	5.000	08/01/32	510,905
500,000	Los Angeles California Community College District Ref. (Election 2001) Ser. 05A FSA	5.000	08/01/25	524,085
505,000	Los Angeles Unified School District (Election 2002) Ser. 07C FSA	5.000	07/01/32	514,292
1,100,000	Puerto Rico Commonwealth Public Improvement Refunding Ser. 07-A-4 (Puerto Rico) FSA	5.000	07/01/31	1,107,414
500,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	504,435
2,000,000	San Bernardino California Community College District (Election 2002) Ser. 08A	6.250	08/01/33	2,272,160
400,000	San Diego California Community College District (Election 2006) Ser. 07 FSA	5.000	08/01/32	411,344
				10,590,426
	College Revenue—4.5%
500,000	California State University Rev. Systemwide Ser. 07A FSA	5.000	11/01/37	502,790
945,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	936,183
				1,438,973
	Electric Power Revenue—7.0%
800,000	Anaheim California Public Financing Auth. Rev. (Electric System Distribution Facilities) Ser. 02-A FSA	5.000	10/01/31	811,848
400,000	Los Angeles California Water & Power Rev. (Power System) Sub-Ser. 07A-1 AMBAC	5.000	07/01/39	404,284
1,000,000	Redding California Electric System Rev. COP Ser. 08A FSA	5.000	06/01/30	998,690
				2,214,822
	General Fund—1.0%
400,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	328,148
	Highway Tolls Revenue—1.1%
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	362,984
	Hospital Revenue—8.0%
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,025,660
1,000,000	California Statewide Communities Development Auth. Rev. (St. Joseph Health System-Remarketed) Insured Ser. 07C FGIC	5.750	07/01/47	1,020,410
500,000	California Statewide Community Development Auth. Rev. (Sutter Health-Remarketed) Ser. 04C FSA	5.050	08/15/38	494,720
				2,540,790
	Lease Revenue—13.5%
2,000,000	El Dorado California Irrigation District COP Ser. 09-A AGC	5.750	08/01/39	2,085,580
1,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	1,034,840

See Notes to Financial Statements.

38

Schedule of Investments (Continued)

PowerShares Insured California Municipal Bond Portfolio

October 31, 2009

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$400,000	Los Angeles California Municipal Improvement Corp., Lease Rev. Police Headquarters FAC Ser. 06A NATL RE	4.250%	01/01/37	$324,252
500,000	Los Angeles California Municipal Improvement Corp., Lease Rev. Ser. 07B-1 NATL RE	4.750	08/01/37	442,385
400,000	Santa Clara Valley California Water District (CTFS Partner Water Utility System Improvement) Ser. 07A NATL RE	5.000	06/01/37	409,864
				4,296,921
	Sales Tax Revenue—6.4%
1,500,000	Los Angeles County California Metropolitan Transportation Auth. Sales Tax Rev. (Proposition A First Tier Senior) Ser. 05-A AMBAC	5.000	07/01/35	1,531,005
500,000	San Mateo County California Transit District (Sales Tax) Rev. Ref. Ser. 05A NATL RE	4.750	06/01/34	496,395
				2,027,400
	Sewer Revenue—7.0%
400,000	Bakersfield California Wastewater Rev. Ser. 07A FSA	5.000	09/15/32	408,848
400,000	Clovis California Public Financing Auth. Wastewater Rev. Ser. 07 AMBAC	4.500	08/01/38	336,888
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	508,530
460,000	Hollister California Joint Powers Financing Auth. (Wastewater Rev. Refinancing & Improvement Project) Ser. 01 FSA	5.000	06/01/32	453,247
500,000	Los Angeles California Wastewater System Rev. Ref. Ser. 05A NATL RE	4.750	06/01/35	497,780
				2,205,293
	Special Assessment—5.1%
1,500,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	1,610,130
	Tax Increment Revenue—1.0%
400,000	San Jose California Redevelopment Agency Tax Allocation Ref. (Merged Area Redevelopment Project) Ser. 06C NATL RE	4.250	08/01/30	328,128
	Water Revenue—10.9%
1,000,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 07A NATL RE	5.000	06/01/32	1,039,570
500,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	516,170
500,000	Pomona California Public Financing (Water Facilities Project) Ser. 07AY AMBAC	5.000	05/01/47	464,960
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	481,815
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A FSA	4.500	11/01/31	476,495
500,000	San Luis Obispo County California Financing Auth. Rev. (Nacimiento Water Project) Ser. 07A NATL RE	5.000	09/01/38	469,510
				3,448,520
	Total Investments (Cost $31,141,354)—98.9%			31,392,535
	Other assets less liabilities—1.1%			334,560
	Net Assets—100.0%			$31,727,095

See Notes to Financial Statements.

39

Schedule of Investments (Continued)

PowerShares Insured California Municipal Bond Portfolio

October 31, 2009

Auth.  – Authority
COP  – Certificate of Participation
Ref.  – Refunding Bonds
Rev.  – Revenue
Ser.    – Series

Glossary of Terms:
AGC  – Assured Guaranty Corp.
AMBAC  – American Municipal Bond Assurance Corp.
BHAC  – Berkshire Hathaway Assurance Corp.
FGIC  – Financial Guaranty Insurance Co.
FSA  – Financial Security Assurance, Inc.
NATL RE  – National Public Finance Guarantee Corp.

This table, as of October 31, 2009, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
National Public Finance Guarantee Corp.	26.1%
Financial Security Assurance, Inc.	24.6
Assured Guaranty Corp.	22.6
American Municipal Bond Assurance Corp.	9.9
Berkshire Hathaway Assurance Corp.	5.1

See Notes to Financial Statements.

40

Schedule of Investments

PowerShares Insured National Municipal Bond Portfolio

October 31, 2009

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—98.2%
	Ad Valorem Property Tax—14.2%
$2,000,000	Arcadia California Unified School District (Election 2006) Ser. 07A FSA	5.000%	08/01/37	$2,028,960
2,150,000	Beaumont Texas Independent School District School Building Ser. 09 AGC	5.000	02/15/38	2,169,436
3,000,000	Beaver County Pennsylvania Ser. 09 FSA	5.550	11/15/31	3,235,440
2,000,000	Burleson Texas Independent School District (School Building) Ser. 09 AGC	5.000	08/01/39	2,026,020
3,000,000	California State Ser. 05 NATL RE	4.750	03/01/35	2,667,480
3,000,000	Carlsbad California University School District COP Ser. 09-A AGC	5.000	10/01/34	2,900,340
10,000,000	Corona-Norca California Unified School District (Election 2006) Ser. 09B AGC	5.375	02/01/34	10,233,700
1,000,000	Corpus Christi Texas (Certificates of Obligation-Solid Waste) Ser. 08 AGC	5.375	03/01/33	1,064,420
2,000,000	Desert California Community College District Ser. 07C FSA	5.000	08/01/37	2,030,640
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/33	1,561,485
2,500,000	El Monte California Union High School District (Election 2008) Ser. 09A AGC	5.500	06/01/34	2,555,900
2,000,000	Frisco Texas Independent School District (School Building) Ser. 09 AGC	5.250	08/15/36	2,128,900
2,500,000	Los Angeles Unified School District (Election 2002) Ser. 07C FSA	5.000	07/01/32	2,546,000
2,500,000	Philadelphia Pennsylvania Ser. 09B AGC	7.125	07/15/38	2,919,650
3,000,000	Port St. Lucie Florida Utility Rev. Ref. System Ser. 09 AGC	5.000	09/01/35	3,064,200
3,600,000	Puerto Rico Commonwealth Public Improvement Refunding Ser. 07-A-4 (Puerto Rico) FSA	5.250	07/01/30	3,732,156
500,000	Puerto Rico Commonwealth Public Improvement Refunding Ser. 07-A-4 (Puerto Rico) FSA	5.000	07/01/31	503,370
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 FSA	5.000	03/01/35	918,133
2,000,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	2,017,740
4,100,000	San Bernardino California Community College District (Election 2002) Ser. 08A	6.250	08/01/33	4,657,928
2,500,000	San Jacinto Unified School District (Election 2006) Ser. 07 FSA	5.250	08/01/32	2,578,350
3,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09-A AGC	5.000	08/01/34	3,426,745
2,535,000	Yosemite California Community College District (Election 2004) Ser. 08C FSA	5.000	08/01/32	2,596,119
				63,563,112
	College Revenue—4.4%
5,000,000	California State University Rev. Systemwide Ser. 09A AGC	5.250	11/01/38	5,123,900
3,000,000	District of Columbia Rev. (Catholic University of America) Ser. 07 NATL RE	5.000	10/01/29	3,063,150
1,250,000	Massachusetts State Health & Educational Facilities Auth. Rev. (Massachusetts Institute of Technology) Ser. 09O	6.000	07/01/36	1,440,250
1,000,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Cornell University) Ser. 09A	5.000	07/01/39	1,052,370
250,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	255,805
1,000,000	Rhode Island Health & Educational Building Corp. Higher Education Facility Rev. (University of Rhode Island) Ser. 09B AGC	5.250	09/15/29	1,037,360
2,500,000	Savannah Georgia Economic Development Auth. Rev. (AASU Windward Commons) Ser. 09 AGC	5.000	06/15/39	2,528,400
2,750,000	University Houston (Texas University Rev. Ref-Consolidated) Ser. 08 FSA	5.000	02/15/38	2,832,500
450,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	445,801
2,000,000	University of California Rev. Ser. 05C NATL RE	4.750	05/15/37	1,966,760
				19,746,296
	Electric Power Revenue—4.5%
500,000	Indiana Municipal Power Agency Power Supply System Rev. Ser. 07A NATL RE	5.000	01/01/37	489,065
5,000,000	Indiana Municipal Power Agency Power Supply System Rev. Ser. 07A NATL RE	5.000	01/01/42	4,844,250
2,900,000	Kentucky State Municipal Power Agency System Rev. (Prairie State Project) Ser. 07A NATL RE	5.000	09/01/37	2,757,755

See Notes to Financial Statements.

41

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

October 31, 2009

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$6,000,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500%	05/01/33	$6,454,560
3,315,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 07A NATL RE	5.000	01/01/42	3,316,989
1,000,000	Paducah Kentucky Electric Plant Board Rev. Ser. 09A AGC	5.250	10/01/35	1,049,920
1,000,000	Redding California Electric System Rev. COP Ser. 08A FSA	5.000	06/01/30	998,690
				19,911,229
	General Fund—0.1%
500,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	410,185
	Highway Tolls Revenue—8.3%
500,000	Miami-Dade County Florida Expressway Auth. Toll System Rev. Ser. 06 AMBAC	5.000	07/01/37	484,670
4,250,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.500	01/01/29	4,464,880
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.750	01/01/39	4,185,080
16,000,000	North Texas Thruway Auth. Rev. Ref. System (First Tier) Ser. 08K-1 AGC	5.750	01/01/38	17,102,400
8,000,000	Pennsylvania State Turnpike Common Turnpike Rev. Sub-Ser 08C AGC	6.250	06/01/38	9,047,360
1,500,000	Puerto Rico Highway & Transportation Auth. Highway Rev. Ref. Ser. 07CC FSA	5.250	07/01/33	1,564,350
				36,848,740
	Hospital Revenue—16.8%
500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children's Hospital) Ser. 09 AGC	6.000	06/01/34	553,700
2,500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children's Hospital) Ser. 09 AGC	6.000	06/01/39	2,762,375
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,025,660
1,500,000	California Statewide Community Development Auth. Rev. (Sutter Health-Remarketed) Ser. 04C FSA	5.050	08/15/38	1,484,160
500,000	Cape Girardeau County Missouri Industrial Development Auth. Health Care Facilities Rev. (St. Francis Medical Center) Ser. 09A	5.500	06/01/34	509,680
500,000	Cape Girardeau County Missouri Industrial Development Auth. Health Care Facilities Rev. (St. Francis Medical Center) Ser. 09A	5.750	06/01/39	526,680
5,000,000	Christian County Kentucky Hospital Rev. (Hospital-Jennie Stuart Medical Center) Ser. 06 AGC	5.500	02/01/36	5,190,700
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Rev. Certificates Sub-Ser 05-B AMBAC	5.500	04/01/37	2,600,350
5,000,000	Colorado Health Facilities Auth. Rev. (Catholic Health) Ser. 06C-1 FSA	5.100	10/01/41	5,135,100
3,000,000	Colorado Health Facilities Auth. Rev. (Poudre Valley County Health Facilities Auth) Ser. 05A FSA	5.200	03/01/31	3,084,870
300,000	Connecticut State Health & Educational Facility Auth. (Yale - New Haven Hospital) Ser. 06J-1 AMBAC	5.000	07/01/31	289,590
1,570,000	District of Columbia Hospital Rev. (Children's Hospital Obligation Group) Ser. 08 AGC	5.250	07/15/38	1,537,956
5,340,000	District of Columbia Hospital Rev. (Children's Hospital Obligation Group) Ser. 08 FSA	5.250	07/15/45	5,188,665
3,000,000	District of Columbia Rev. (Medlantic/Helix-Remarketed) Ser. 98C FSA	5.000	08/15/38	2,915,070
2,000,000	Halifax Hospital Medical Center (Florida Hospital) Rev. Ser. 06B-1 FSA	5.500	06/01/38	2,010,760
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility Rev. (TECO Project) Ser. 08 AGC	5.125	11/15/37	3,870,072

See Notes to Financial Statements.

42

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

October 31, 2009

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$1,700,000	Indiana Health & Educational Facilities Finance Auth. Rev. (St. Francis) Ref. Ser. 06E FSA	5.250%	05/15/41	$1,689,596
2,500,000	Iowa Finance Auth. Health Facilities Rev. (Remarketed) Ser. 08A AGC	5.625	08/15/37	2,659,300
5,500,000	Jefferson Parish Louisiana Hospital District No. 1 Hospital Rev. (West Jefferson Medical Center) Ser. 98-B FSA	5.250	01/01/28	5,533,990
2,000,000	Johnston North Carolina Memorial Hospital Auth. Ser. 08 FSA	5.250	10/01/36	2,028,400
500,000	Maryland State Health & Higher Educational Facilities Auth. Rev. Ser. 06A NATL RE	4.750	07/01/36	480,960
2,500,000	New Jersey Health Care Facilities Financing Auth. Rev. (Meridian Health) Ser. 07V AGC	5.000	07/01/38	2,538,475
10,000,000	New Jersey Health Care Facilities Financing Auth. Rev. (Virtua Health) Ser. 09 AGC	5.500	07/01/38	10,433,100
1,000,000	Pulaski County Arkansas Hospital Rev. (Arkansas Children's Hospital Project) Ser. 09 AGC	5.500	03/01/34	1,017,430
4,000,000	South Carolina Jobs Economic Development Auth. Hospital Facilities Rev. (Ref-Palmetto Health-Remarketed) Ser. 08A FSA	5.000	08/01/35	3,965,360
1,000,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. & Improvement (Anmed Health) Ser. 09B AGC	5.500	02/01/38	1,032,820
1,900,000	Waco Health Facilities Development Corporation (Hillcrest Health System Project) Ser. 06A NATL RE	5.000	08/01/31	1,829,168
2,050,000	Washington State Health Care Facilities Auth. Rev. (Multicare Health System Remarketed) Ser. 07B FSA	5.500	08/15/38	2,120,479
850,000	Washington State Health Care Facilities Auth. Rev. (Providence Health) Ser. 06E FSA	5.250	10/01/33	858,398
				74,872,864
	Lease Revenue—5.8%
2,000,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	2,075,260
7,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	7,243,880
2,500,000	Manatee County Florida School Board COP (Master Lease Program) Ser. 09 AGC	5.125	07/01/29	2,531,175
2,150,000	Miami-Dade County Florida School Board COP Ser. 08B AGC	5.000	05/01/33	2,114,955
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC	5.375	02/01/34	514,445
1,335,000	Ohio State Higher Educational Facility Rev. (Case Western Reserve University Project) Ser. 06 NATL RE	5.000	12/01/44	1,352,408
2,950,000	Orange County Florida School Board COP Ser. 09A AGC	5.500	08/01/34	3,192,490
5,000,000	State Public School Building Auth. Pennsylvania School Rev. (Harrisburg School District Project) Ser. 09A AGC	4.750	11/15/29	5,061,100
2,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	1,963,900
				26,049,613
	Miscellaneous Revenue—3.5%
2,500,000	Dallas Texas Civic Center Rev. Ref. & Improvement Ser. 09 AGC	5.250	08/15/34	2,571,075
4,550,000	Dallas Texas Civic Center Rev. Ref. & Improvement Ser. 09 AGC	5.250	08/15/38	4,654,468
1,000,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 06A NATL RE	4.500	02/15/47	842,160
1,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/33	1,097,500
3,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/38	3,265,890

See Notes to Financial Statements.

43

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

October 31, 2009

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$2,000,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500%	01/01/46	$2,239,980
1,000,000	Newark New Jersey Housing Auth. Housing Rev. (South Ward Police Facility) Ser. 09 AGC	6.750	12/01/38	1,116,150
				15,787,223
	Multiple Utility Revenue—0.7%
2,990,000	Corpus Christi Texas Utility System Rev. Improvement Ser. 09 AGC	5.375	07/15/39	3,115,161
	Port, Airport & Marina Revenue—8.2%
5,000,000	Chicago Illinois O'Hare International Airport Rev. (Ref-Third Indenture) Ser. 05A NATL RE	5.000	01/01/29	5,041,850
9,000,000	Clark County Nevada Airport Rev. Subordinate Lien Ser. 09-C FSA	5.000	07/01/25	9,413,460
2,000,000	Clark County Nevada Airport Rev. Subordinate Lien Ser. 09-C FSA	5.000	07/01/26	2,082,280
1,000,000	Metropolitan Washington DC Airports Auth. System Ser. 09B BHAC	5.000	10/01/29	1,058,440
10,000,000	Miami-Dade County Florida Aviation Rev. Ser. 09B AGC	5.125	10/01/41	10,049,700
2,500,000	Port of Seattle Rev. (Intermediate Lien) Ref. Ser. 05A NATL RE	5.000	03/01/35	2,512,575
2,000,000	Sacramento County California Airport System Rev. (PFC/Grant) Sub-Ser 09C AGC	5.750	07/01/39	2,107,100
3,000,000	Sacramento County California Airport System Ser. 08A FSA	5.000	07/01/41	3,041,910
1,500,000	St. Louis Missouri Airport Rev. Lambert - St. Louis International Airport Ser. 05 NATL RE	5.500	07/01/31	1,483,050
				36,790,365
	Recreational Revenue—2.8%
5,000,000	Miami-Dade County Florida Professional Sports Franchise Facilities Tax Ser. 09C AGC	5.375	10/01/28	5,176,500
2,575,000	Miami-Dade County Florida Professional Sports Franchise Facilities Tax Ser. 09C AGC	5.750	10/01/39	2,761,765
4,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	4,645,160
				12,583,425
	Sales Tax Revenue—5.3%
5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/35	5,251,947
9,000,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/39	8,971,830
1,500,000	Central Puget Sound Regional Transportation Auth. Sales & Use Tax Rev. Ser. 07A FSA	5.000	11/01/34	1,545,810
400,000	Dallas Area Rapid Transit (Senior Lien) Ser. 07 AMBAC	5.000	12/01/32	416,912
400,000	Illinois Regional Transportation Auth. Ser. 06A NATL RE	4.500	07/01/35	379,552
3,000,000	Metropolitan Atlanta Rapid Transit Auth. Georgia Sales Tax Rev. Ref. (Third Indenture) Ser. 07B FSA	5.000	07/01/37	3,051,360
1,815,000	Regional Transit Auth. - Illinois Ser. 00-A NATL RE	6.500	07/01/30	2,227,259
1,000,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev. Ref. Ser. 05A NATL RE	5.000	07/01/30	1,019,170
1,000,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. (Ref-Measure A) Ser. 07A AMBAC	5.000	04/01/36	1,012,300
				23,876,140
	Sewer Revenue—3.4%
2,500,000	Chicago Illinois Wastewater Transmission Rev. Ser. 08A BHAC	5.500	01/01/38	2,628,875
2,250,000	Detroit Michigan Sewer Disposal Rev. (Senior Lien-Remarketed) Ser. 03B FSA	7.500	07/01/33	2,775,825

See Notes to Financial Statements.

44

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

October 31, 2009

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$2,500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000%	09/01/37	$2,542,650
500,000	Los Angeles California Wastewater System Rev. Ref. Ser. 05A NATL RE	4.750	06/01/35	497,780
1,400,000	Sacramento County California Sanitation District Financing Auth. Rev. (County Sanitation District 1) Ser. 05 NATL RE	5.000	08/01/35	1,422,232
5,000,000	Sacramento County California Sanitation District Financing Auth. Rev. (Sacramento Regional County Sanitation) Ser. 06 NATL RE	5.000	12/01/36	5,083,800
				14,951,162
	Special Assessment—1.0%
4,000,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	4,293,680
	Student Loan Revenue—1.2%
5,000,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09-A3 Class A AGC	5.875	12/01/39	5,327,000
	Tax Increment Revenue—2.3%
1,100,000	Rancho Cucamonga Redevelopment Agency Tax Allocation (Rancho Redevelopment Housing Set Aside) Ser. 07A NATL RE	5.000	09/01/34	985,732
3,930,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	6.250	11/01/39	4,302,918
5,000,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	5.750	11/01/45	5,184,550
				10,473,200
	Transit Revenue—3.0%
2,000,000	Metropolitan Transportation Auth. New York Rev. Ref. Insured Ser. 02A FSA	5.750	11/15/32	2,090,800
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/32	410,984
10,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/38	10,724,900
				13,226,684
	Water Revenue—12.7%
2,900,000	Anchorage Water Rev. Ref. Ser. 07 NATL RE	5.000	05/01/37	2,954,404
9,500,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B FSA	5.250	11/01/34	9,610,390
9,500,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B FSA	5.375	11/01/39	9,643,070
1,000,000	Birmingham Alabama Waterworks & Sewer Board Rev. Ser. 09A AGC	5.250	01/01/39	1,038,220
250,000	Broward County Florida Water & Sewer Utility Rev. Ser. 09A	5.250	10/01/34	260,458
2,250,000	Chicago Illinois Water Rev. Ref. (Second Lien) FSA	5.250	11/01/33	2,356,695
400,000	City of San Antonio Texas Water Rev. Ref. Ser. 07 NATL RE	4.500	05/15/37	385,316
2,000,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B FSA	6.250	07/01/36	2,210,480
2,000,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B FSA	7.000	07/01/36	2,358,780
1,500,000	Detroit Water Supply System Rev. (Second Lien) Ref. Ser. 06C FSA	5.000	07/01/29	1,522,815
1,000,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser 05A NATL RE	5.000	06/01/35	1,032,340
3,570,000	Houston Texas Utility System Rev. Ref. (Combined-First Lien) Ser. 09A AGC	6.000	11/15/35	3,975,409
4,500,000	Indianapolis Industry Local Public Improvement (Waterworks Project) Ser. 09A AGC	5.500	01/01/38	4,897,845
5,000,000	North Fort Bend Water Auth. Texas Water System Rev. Ser. 09 AGC	5.250	12/15/34	5,223,200
500,000	Philadelphia Water & Wastewater Rev. Ref. Ser. 07B AMBAC	4.750	11/01/31	489,970
1,000,000	Pomona California Public Financing (Water Facilities Project) Ser. 07AY AMBAC	5.000	05/01/47	929,920

See Notes to Financial Statements.

45

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

October 31, 2009

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$4,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125%	07/01/47	$3,854,520
2,790,000	Riverside California Water Rev. Ser. 08B FSA	5.000	10/01/38	2,836,007
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A FSA	4.500	11/01/31	476,495
500,000	San Luis Obispo County California Financing Auth. Rev. (Nacimiento Water Project) Ser. 07A NATL RE	5.000	09/01/38	469,510
				56,525,844
	Total Investments (Cost $420,511,616)—98.2%			438,351,923
	Other assets less liabilities—1.8%			7,935,729
	Net Assets—100.0%			$446,287,652

Auth.  – Authority
COP  – Certificate of Participation
Ref.  – Refunding Bonds
Rev.  – Revenue
Ser.    – Series

Glossary of Terms:
AGC  – Assured Guaranty Corp.
AMBAC  – American Municipal Bond Assurance Corp.
BHAC  – Berkshire Hathaway Assurance Corp.
FSA  – Financial Security Assurance, Inc.
NATL RE  – National Public Finance Guarantee Corp.

This table, as of October 31, 2009, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Assured Guaranty Corp.	54.5%
Financial Security Assurance, Inc.	26.6
National Public Finance Guarantee Corp.	11.9

See Notes to Financial Statements.

46

Schedule of Investments

PowerShares Insured New York Municipal Bond Portfolio

October 31, 2009

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—100.5%
	Ad Valorem Property Tax—4.4%
$300,000	Haverstraw Stony Point Central School District Rev. Ser. 07 FSA	5.000%	10/15/24	$322,995
700,000	New York NY (Fiscal 2008) Sub-Ser. 07C-1 FSA	5.000	10/01/24	738,290
400,000	Puerto Rico Commonwealth Public Improvement Refunding Ser. 07-A-4 (Puerto Rico) FSA	5.000	07/01/31	402,696
				1,463,981
	College Revenue—12.3%
1,000,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Cornell University) Ser. 09A	5.000	07/01/39	1,052,370
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/28	524,685
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	511,610
1,000,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Pratt Institute) Ser. 09C AGC	5.125	07/01/39	1,037,350
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (St. John's University) Insured Ser. 07A NATL RE	5.000	07/01/27	501,860
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt Mount Sinai School - Medical New York Ser. 07 NATL RE	5.000	07/01/35	470,385
				4,098,260
	Electric Power Revenue—4.8%
500,000	Long Island Power Auth. Electric System Rev. Ser. 04A AMBAC	5.000	09/01/34	504,870
1,000,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	1,075,760
				1,580,630
	Highway Tolls Revenue—9.4%
600,000	New York State Thruway Auth. General Rev. Ser. 07H NATL RE	5.000	01/01/37	603,552
1,000,000	New York State Thruway Auth. General Rev. Ser. G FSA	5.000	01/01/30	1,022,170
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	362,984
1,100,000	Triborough Bridge & Tunnel Auth. Rev. Ref. Ser. 02 NATL RE	5.000	11/15/32	1,123,529
				3,112,235
	Hospital Revenue—8.0%
600,000	New York State Dormitory Auth. Rev. Mental Health Services Facilities Improvement Ser. 05B AMBAC	5.000	02/15/30	606,888
1,000,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Health Quest Systems) Ser. 07B AGC	5.250	07/01/27	1,042,810
1,000,000	New York State Dormitory Auth. Rev. Special Treatment Supported Debt (Mental Health Services Facilities Improvement) Ser. 08A FSA	5.000	02/15/38	1,020,590
				2,670,288
	Hotel Occupancy Tax—4.2%
1,500,000	New York Convention Center Development Corp. Rev. (Hotel Unit Fee Secured) Ser. 05 AMBAC	5.000	11/15/44	1,397,160
	Income Tax Revenue—4.7%
600,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 07S-2 NATL RE	4.250	01/15/34	544,374
500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 07C NATL RE	4.500	03/15/37	483,915

See Notes to Financial Statements.

47

Schedule of Investments (Continued)

PowerShares Insured New York Municipal Bond Portfolio

October 31, 2009

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 09B-1	5.000%	03/15/36	$515,050
				1,543,339
	Lease Revenue—7.4%
500,000	Erie County New York Industrial Development Agency School Facility Rev. (City School District of Buffalo Project) Ser. 03 FSA	5.750	05/01/23	531,410
350,000	Niagara Falls City School District Ref. (High School Facilities) Ser. 05 FSA	5.000	06/15/28	322,441
1,000,000	Puerto Rico Public Buildings Auth. Rev. Ref. (Government Facilities-Remarketed) Ser. 04K FSA	5.250	07/01/27	1,031,270
700,000	Rensselaer City School District Ser. 06 XLCA	5.000	06/01/36	585,662
				2,470,783
	Miscellaneous Revenue—10.2%
500,000	Erie County New York Industrial Development Agency School Facility Rev. (City School District of the city of Buffalo Project) Ser. 03A FSA	5.750	05/01/28	536,090
1,100,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 06A NATL RE	4.500	02/15/47	926,376
1,000,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	1,119,990
750,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (School District Rev. Financing Program) Ser. 08-D AGC	5.750	10/01/24	818,723
				3,401,179
	Port, Airport & Marina Revenue—6.2%
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 FSA	5.000	08/15/33	1,041,780
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 FSA	5.000	08/15/37	1,031,790
				2,073,570
	Recreational Revenue—9.6%
1,000,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 06 AMBAC	5.000	01/01/46	887,660
1,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	1,161,290
600,000	New York City Trust for Cultural Resources Rev. (American Museum of National History) Ser. 04A NATL RE	5.000	07/01/44	607,164
500,000	New York City Trust for Cultural Resources Rev. Ref. (Museum of Modern Art) Ser. 08-1A	5.000	04/01/27	532,895
				3,189,009
	Sales Tax Revenue—6.2%
2,000,000	Sales Tax Asset Receivables Corp. Ser. 04A AMBAC	5.000	10/15/32	2,068,960
	Transit Revenue—3.3%
505,000	Metropolitan Transportation Auth. New York Rev. Ref. Insured Ser. 02A FSA	5.750	11/15/32	527,927
600,000	Metropolitan Transportation Auth. Rev. Ser. 07A NATL RE	4.750	11/15/37	568,848
				1,096,775
	Water Revenue—9.8%
1,000,000	Nassau County New York Sewer & Storm Water Finance Auth. System Rev. Ser. 08A BHAC	5.375	11/01/28	1,101,400
600,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 07A FSA	4.250	06/15/39	556,140

See Notes to Financial Statements.

48

Schedule of Investments (Continued)

PowerShares Insured New York Municipal Bond Portfolio

October 31, 2009

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. (2nd Generation Resolution) Ser. 08DD	6.000%	06/15/40	$1,105,330
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	481,815
				3,244,685
	Total Investments (Cost $32,579,594)—100.5%			33,410,854
	Liabilities in excess of other assets—(0.5%)			(150,602)
	Net Assets—100.0%			$33,260,252

Auth.  – Authority
Ref.  – Refunding Bonds
Rev.  – Revenue
Ser.    – Series

Glossary of Terms:
AGC  – Assured Guaranty Corp.
AMBAC  – American Municipal Bond Assurance Corp.
BHAC  – Berkshire Hathaway Assurance Corp.
FGIC  – Financial Guaranty Insurance Co.
FSA  – Financial Security Assurance, Inc.
NATL RE  – National Public Finance Guarantee Corp.
XLCA  – XL Capital Assurance, Inc.

This table, as of October 31, 2009, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Financial Security Assurance, Inc.	27.2%
Assured Guaranty Corp.	20.0
National Public Finance Guarantee Corp.	17.5
American Municipal Bond Assurance Corp.	16.4
Berkshire Hathaway Assurance Corp.	6.5

See Notes to Financial Statements.

49

Schedule of Investments

PowerShares Preferred Portfolio

October 31, 2009

Number of Shares		Value
	Preferred Stocks—99.8%
	Banks—42.1%
2,109,253	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	$49,672,908
363,712	BB&T Capital Trust VI, 9.60%	9,638,368
191,973	BNY Capital V, 5.95%, Series F	4,626,549
653,388	Fifth Third Capital Trust VI, 7.25%	12,185,686
284,235	Goldman Sachs Group, Inc. (The), 6.20%, Series B	7,122,929
1,687,927	HSBC Holdings PLC, 8.13% (United Kingdom)	42,198,175
1,061,356	JPMorgan Chase & Co., 8.63%, Series J	28,253,297
382,561	KeyCorp Capital IX, 6.75%	7,371,950
221,265	National Bank of Greece SA, 9.00% (Greece)	5,420,993
624,565	National City Capital Trust II, 6.63%	13,234,532
320,333	PNC Capital Trust D, 6.13%	6,899,973
420,546	Santander Finance SA Unipersonal, 10.50%, Series 10 (Spain)	11,506,139
244,175	SunTrust Capital IX, 7.88%	5,435,336
1,169,569	USB Capital XI, 6.60%	26,455,651
1,318,114	Wachovia Capital Trust IV, 6.38%	28,234,002
1,117,223	Wells Fargo & Co., 8.00%, Series J	27,316,102
1,605,378	Wells Fargo Capital IV, 7.00%	38,721,717
		324,294,307
	Chemicals—0.6%
55,923	Ei Du Pont de Nemours & Co., 4.50%, Series B	4,529,204
	Diversified Financial Services—26.7%
72,625	Ameriprise Financial, Inc., 7.75%	1,811,268
123,550	Capital One Capital II, 7.50%	2,767,520
542,464	Credit Suisse Guernsey, 7.90% (Switzerland)	13,425,984
1,102,724	Deutsche Bank Capital Funding Trust IX, 6.63%	23,113,095
1,248,544	Deutsche Bank Contingent Capital Trust V, 8.05%	30,239,736
1,294,472	General Electric Capital Corp., 6.10%	30,458,926
2,219,116	JPMorgan Chase Capital X, 7.00%(~)	55,677,620
1,695,726	Morgan Stanley Capital Trust VII, 6.60%	37,204,228
122,211	National Rural Utilities Cooperative Finance Corp., 5.95%	2,907,400
250,635	Repsol International Capital Ltd., 7.45%, Series A	6,265,875
101,060	SLM Corp., 6.00%	1,570,472
		205,442,124
	Electric—7.7%
795,374	Alabama Power Co., 5.88%, Series 07-B(~)	19,908,211
104,718	BGE Capital Trust II, 6.20%	2,251,437

Number of Shares		Value
	Preferred Stocks (Continued)
66,973	Consolidated Edison Co. of New York, Inc., 5.00%, Series A	$5,994,084
243,630	Dominion Resources, Inc., 8.38%, Series A	6,524,411
217,574	Entergy Texas, Inc., 7.88%	5,894,080
487,184	FPL Group Capital, Inc., 6.60%, Series A	12,364,730
52,374	Interstate Power & Light Co., 8.38%, Series B	1,453,379
29,952	Pacific Gas & Electric Co., 6.00%, Series A	799,718
159,790	Xcel Energy, Inc., 7.60%	4,202,477
		59,392,527
	Insurance—9.2%
1,100,365	Aegon NV, 6.38% (Netherlands)	18,266,059
564,091	Allianz SE, 8.38% (Germany)	13,397,161
115,094	Arch Capital Group Ltd., 8.00%, Series A	2,785,275
89,524	Berkley W.R. Capital Trust II, 6.75%	1,997,281
71,798	Endurance Specialty Holdings Ltd., 7.75%, Series A	1,572,376
108,688	Everest Re Capital Trust II, 6.20%, Series B	2,179,194
150,949	Lincoln National Capital VI, 6.75%, Series F	3,088,417
50,220	Markel Corp., 7.50%	1,304,213
537,205	MetLife, Inc., 6.50%, Series B	11,673,465
181,469	PartnerRe Ltd., 6.75%, Series C	4,015,909
193,719	Prudential PLC, 6.50% (United Kingdom)	4,048,727
232,563	RenaissanceRe Holdings Ltd., 6.60%, Series D	4,793,123
31,003	Selective Insurance Group, 7.50%	627,501
40,786	Torchmark Capital Trust III, 7.10%	959,287
		70,707,988
	Media—4.1%
370,969	CBS Corp., 6.75%	7,708,736
730,970	Comcast Corp., 7.00%, Series B	17,864,907
267,357	Viacom, Inc., 6.85%	6,133,169
		31,706,812
	REITS—7.3%
31,438	BRE Properties, Inc., 6.75%, Series C	655,482
327,508	Duke Realty Corp., 6.60%, Series L	5,895,144
52,443	Equity Residential Properties, 6.48%, Series N	1,103,925
226,379	Kimco Realty Corp., 7.75%, Series G	5,274,631
103,448	PS Business Parks, Inc., 7.00%, Series H	2,175,511
1,208,718	Public Storage, 7.25%, Series I(~)	28,827,924
123,902	Realty Income Corp., 6.75%, Series E	2,828,683
175,814	Vornado Realty LP, 7.88%	4,230,085
250,644	Vornado Realty Trust, 6.63%, Series I	5,138,202
		56,129,587

See Notes to Financial Statements.

50

Schedule of Investments (Continued)

PowerShares Preferred Portfolio

October 31, 2009

Number of Shares		Value
	Preferred Stocks (Continued)
	Telecommunications—2.1%
434,335	AT&T, Inc., 6.38%	$11,279,680
214,710	Telephone & Data Systems, Inc., 6.63%	4,657,060
		15,936,740
	Total Preferred Stocks (Cost $680,043,104)	768,139,289
	Money Market Fund—0.7%
5,466,491	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $5,466,491)	5,466,491
	Total Investments (Cost $685,509,595)—100.5%	773,605,780
	Liabilities in excess of other assets—(0.5%)	(3,681,072)
	Net Assets—100.0%	$769,924,708

(~)  Affiliated Investment. See Note 4.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	12.4%

See Notes to Financial Statements.

51

Schedule of Investments

PowerShares VRDO Tax-Free Weekly Portfolio

October 31, 2009

Principal Amount		Interest Rate (!)	Maturity Date	Value
	Municipal Bonds (#)—99.6%
	Ad Valorem Property Tax—4.5%
$3,900,000	Chicago Illinois Board of Education Ser. 00B FSA	0.600%	03/01/32	$3,900,000
4,295,000	District of Columbia Ref. Ser. 08A	0.300	06/01/34	4,295,000
5,000,000	Luzerne County Pennsylvania Ser. 06A FSA	0.300	11/15/26	5,000,000
500,000	New York - City of New York Sub Ser. 96-J3 (Remarketed)	0.200	02/15/16	500,000
10,000,000	New York State Ser. 00B	0.330	03/15/30	10,000,000
2,000,000	North Carolina State Public Improvements Ser. 02D	0.180	06/01/19	2,000,000
5,450,000	Rochester Minnesota Rev. (Waste Water) Ser. 07B	0.220	12/01/26	5,450,000
2,000,000	Shelby County Tennessee Ser. 06C	0.250	12/01/31	2,000,000
15,000,000	State of New York Ser. 00-A	0.430	03/13/20	15,000,000
				48,145,000
	College Revenue—8.3%
7,850,000	Benton County Arkansas Public Facilities Board College Parking Rev. (NorthWest Arkansas Community College Project) Ser. 05	1.350	06/01/26	7,850,000
1,700,000	Charlottesville Virginia Industrial Development Auth. Educational Facilities Rev. (University of Virginia Foundation Projects) Ser. 06B	0.260	12/01/37	1,700,000
5,000,000	District of Columbia Rev. (George Washington University-Remarketed) Ser. 00B	0.220	09/15/29	5,000,000
4,800,000	District of Columbia Rev. Ref. (Howard University Issue-Remarketed) Ser. 06B	0.250	10/01/26	4,800,000
5,950,000	Indiana State Educational Facilities Auth. Rev. (University of Evansville) Ser. 01-B	1.400	12/01/29	5,950,000
20,000,000	Louisiana Public Facilities Auth. Rev. (Tiger Athletic Foundation Project) Ser. 99	1.200	09/01/28	20,000,000
3,400,000	Massachusetts State Health & Educational Facilities Auth. Rev. (Harvard University) Ser. 00Y	0.200	07/01/35	3,400,000
5,000,000	New York City Industrial Development Agency Civic Facility Rev. (New York Law School Project-Remarketed) Ser. 06B-2	0.800	07/01/36	5,000,000
15,370,000	Niagara County New York Industrial Development Agency Civic Facility Rev. (Student Housing Village Corp.) Ser. 07A	1.000	06/01/37	15,370,000
5,000,000	Ohio State Higher Educational Facility Rev. Ref. (Case Western Reserve University Project) Ser. 08A	0.370	12/01/44	5,000,000
5,000,000	Pennsylvania State Higher Educational Facilities Auth. College & University Rev. (St. Joseph's University) Ser. 08A	0.270	07/15/36	5,000,000
3,200,000	Rhode Island State Health & Educational Building Corp. Rev. (Catholic School Pool Program) Ser. 05A	0.350	04/01/35	3,200,000
1,025,000	Shelby County Tennessee Health Educational & Housing Facility Board Rev. (Memphis University School Project) Ser. 02	0.650	10/01/22	1,025,000
5,000,000	University of Illinois COP (Utility Infrastructure Projects) Ser. 04	0.240	08/15/21	5,000,000
				88,295,000
	Economic Development Revenue—1.5%
5,600,000	Lafayette Louisiana Economic Development Auth. Gulf Opportunity Zone Rev. (Stirling Lafayette, LLC Project) Ser. 08	1.200	02/01/38	5,600,000
10,000,000	Louisiana Public Facilities Auth. Rev. (II City Plaza LLC Project) Ser. 08	1.200	03/01/40	10,000,000
				15,600,000
	Electric Power Revenue—5.0%
23,200,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 04 FSA	0.350	05/15/24	23,200,000
5,000,000	Long Island Power Auth. New York Electric Systems Rev. (General Remarketed) Ser. 03N FSA	0.300	12/01/29	5,000,000

See Notes to Financial Statements.

52

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio

October 31, 2009

Principal Amount		Interest Rate (!)	Maturity Date	Value
	Municipal Bonds (#) (Continued)
$7,600,000	Municipal Electric Auth. of Georgia (Project One-Remarketed) Ser. 94B FSA	0.550%	01/01/16	$7,600,000
7,000,000	Piedmont Municipal Power Agency South Carolina Electric Rev. Ser. 08C AGC	0.350	01/01/34	7,000,000
10,900,000	Southern California Public Power Auth. Transmission Project Rev. Subordinate Ref. (Southern Transmission) Ser. 00A FSA	0.300	07/01/23	10,900,000
				53,700,000
	Fuel Sales Tax Revenue—0.6%
6,000,000	Oregon State Department of Transportation Highway User Tax Rev. (Sub Lien) Ser. 07B-1	0.200	11/15/27	6,000,000
	Highway Tolls Revenue—6.0%
4,900,000	Delaware River Joint Toll Bridge Commission Pennsylvania Bridge Rev. Ser. 07B-1	0.300	07/01/32	4,900,000
1,800,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B FSA	0.300	01/01/16	1,800,000
1,400,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B FSA	0.300	01/01/17	1,400,000
7,800,000	New Jersey State Turnpike Auth. Turnpike Rev. Ser. 03C-1 FSA	0.300	01/01/24	7,800,000
14,850,000	New Jersey State Turnpike Auth. Turnpike Rev. Ser. 03C-2 FSA	0.300	01/01/24	14,850,000
700,000	New Jersey Turnpike Auth. Turnpike Rev. Ser. 91-D NATL RE	0.400	01/01/18	700,000
6,000,000	Oklahoma State Turnpike Auth. Rev. Ref. (Second Senior-Convertible) Ser. 06D	0.230	01/01/28	6,000,000
1,000,000	Orlando & Orange County Expressway Auth. (Florida Expressway) Ref. Rev. Ser. 03-C-2 FSA	0.250	07/01/25	1,000,000
5,000,000	Orlando & Orange County Expressway Auth. (Florida Expressway) Rev. Ref. Sub-Ser. 08B-1	0.250	07/01/40	5,000,000
17,745,000	Triborough Bridge & Tunnel Auth. New York Rev. (General Remarketed) Ser. 01C	0.300	01/01/32	17,745,000
2,910,000	Triborough Bridge & Tunnel Auth. New York Rev. Ser. 05A	0.290	11/01/35	2,910,000
				64,105,000
	Hospital Revenue—30.2%
10,000,000	California Health Facilities Financing Auth. Rev. (Insured- Catholic Healthcare) Ser. 88C NATL RE	0.300	07/01/20	10,000,000
11,255,000	Charlotte-Mecklenburg Hospital Auth. North Carolina Health Care System Rev. Ref. (Carolina-Remarketed) Ser. 07B	0.600	01/15/38	11,255,000
31,700,000	Charlotte-Mecklenburg Hospital Auth. North Carolina Health Care System Rev. Ref. (Carolina-Remarketed) Ser. 07-C	0.600	01/15/37	31,700,000
2,000,000	Chesterfield County Virginia Economic Development Auth. Rev. Bon Secours Health System Ser. 08-C1 FSA	0.290	11/01/42	2,000,000
1,500,000	Colorado Health Facility Auth. Rev. (Banner Health) Ser. 05A	0.250	03/01/23	1,500,000
7,000,000	Cookeville Tennessee Regional Medical Center Auth. Rev. Ser. 06	1.200	03/01/36	7,000,000
15,000,000	Daphne - Villa Mercy Alabama Special Care Facilities Financing Auth. Rev. (Mercy Medical Project) Ser. 97	1.700	12/01/27	15,000,000
6,250,000	DeKalb Private Hospital Auth. Georgia RAC (Egleston Children's Hospital) Ser. 94A	0.520	03/01/24	6,250,000
1,000,000	DeKalb Private Hospital Auth. Georgia Rev. Anticipation Certificates (ESR Children's Health Care System Project) Ser. 98A	0.520	12/01/28	1,000,000
12,720,000	Fairfax County Virginia Industrial Development Auth. (Inova Health System Project) Ser. 05A-1	0.200	05/15/35	12,720,000
5,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System Project) Ser. 07D FSA	1.650	07/01/41	5,000,000
38,000,000	Hall County Gainesville Georgia Hospital Auth. RAC (Northeast Georgia) Ser. 07G AGC	0.400	05/01/36	38,000,000

See Notes to Financial Statements.

53

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio

October 31, 2009

Principal Amount		Interest Rate (!)	Maturity Date	Value
	Municipal Bonds (#) (Continued)
$19,700,000	Harris County Texas Health Facilities Development Corp. Hospital Rev. Ref. (Memorial Hermann Healthcare System) Ser. 08A FSA	0.450%	06/01/27	$19,700,000
8,050,000	Henrico County Virginia Economic Development Auth. Rev. (Bon Secours Health System) Ser. 08B1 AGC	0.290	11/01/42	8,050,000
15,585,000	Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) Ser. 08E	0.770	01/01/48	15,585,000
20,000,000	Illinois Health Facilities Auth. Rev. (Centegra Health System) Ser. 02 FSA	0.450	09/01/32	20,000,000
21,835,000	Indiana Health & Educational Facility Financing Auth. Rev. (Clarian Health Obligated Group) Ser. 05-B FSA	0.400	02/15/21	21,835,000
4,130,000	Kalamazoo Michigan Hospital Finance Auth. Hospital Facility Rev. (Bronson Methodist Hospital) Ser. 06 FSA	0.520	05/15/36	4,130,000
6,570,000	Knox County Tennessee Industrial Development Board Rev. (Cherokee Health Systems Project) Ser. 06	1.200	06/01/26	6,570,000
5,000,000	Maryland State Health & Higher Educational Facilities Auth. Rev. (University of Maryland Medical Systems) Ser. 07A	0.200	07/01/34	5,000,000
5,000,000	Mississippi Hospital Equipment & Facilities Auth. Rev. (Grenada Lake Medical Center Project) Ser. 07	1.200	08/01/34	5,000,000
9,050,000	Missouri State Health & Educational Facilities Auth. Health Facilities Rev. (SSM Health Care) Ser. 05C-4 FSA	0.270	06/01/33	9,050,000
14,700,000	New Hampshire Health & Education Facilities Auth. Rev. (Dartmouth Hitchcock Obligation) Ser. 01A FSA	0.300	08/01/31	14,700,000
7,150,000	Orange County Florida Health Facilities Auth. Rev. (Adventist Health System/Sunbelt, Inc) Ser. 92	0.550	11/15/14	7,150,000
5,550,000	Orange County Florida Health Facilities Auth. Rev. Hospital (Orlando Regional)	0.400	10/01/26	5,550,000
6,000,000	Russell Kentucky Rev. (Bon Secours Health System Obligated Group) Ser. 02-B FSA	0.290	11/01/26	6,000,000
9,300,000	Southcentral Pennsylvania General Auth. Rev. (Wellspan Health Obligated Group) Ser. 08D	0.520	06/01/35	9,300,000
1,000,000	University of Wisconsin Hospitals & Clinics Auth. Rev. Ref. Ser. 09A	0.200	04/01/32	1,000,000
23,600,000	White County Industrial Hospital Association Lease Rental Rev. Ser. 06	1.200	10/01/38	23,600,000
				323,645,000
	Industrial Revenue—4.1%
5,000,000	Jefferson County Kentucky Student Housing Industrial Building Rev. (ULH, Inc. - University of Louisville Phase II Project) Ser. 02-A	1.200	07/01/32	5,000,000
7,500,000	Louisiana Local Government Environmental Facilities Community Development Auth. Rev. (Laship, LLC Project) Ser. 06	1.150	09/01/36	7,500,000
2,500,000	Louisiana Public Facilities Auth. Rev. (Bluebonnet Hotel Ventures, LLC Project) Ser. 08	1.200	05/01/38	2,500,000
8,730,000	Rensselaer County New York Industrial Development Agency Civic Facility Rev. (Rensselaer Polytech Institute Project) Ser. 97-A	0.400	02/01/22	8,730,000
20,000,000	Washington County Alabama Industrial Development Auth. Rev. (Bay Gas Storage Co. Ltd. Project) Ser. 07	2.250	08/01/37	20,000,000
				43,730,000
	Lease Revenue—9.1%
1,900,000	Broward County Florida School Board COP Ser. 04D FSA	0.300	07/01/29	1,900,000
5,000,000	Broward County Florida School Board COP Ser. 05 FSA	0.260	07/01/21	5,000,000
18,875,000	Cleveland-Cuyahoga County Port Auth. Rev. (Carnegie/96th Research Building Project) Ser. 03	1.900	01/01/33	18,875,000
35,000,000	San Bernardino County California COP (Medical Center Financing Project) Ser. 98 NATL RE	4.350	08/01/26	35,000,000

See Notes to Financial Statements.

54

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio

October 31, 2009

Principal Amount		Interest Rate (!)	Maturity Date	Value
	Municipal Bonds (#) (Continued)
$3,410,000	San Francisco California City & County Finance Corp. Lease Rev. Ref. (Moscone Center) Ser. 08-1	0.180%	04/01/30	$3,410,000
22,730,000	University of South Florida Financing Corp. COP (University of South Florida College of Medicine Health Facilities) Ser. 07	0.550	07/01/37	22,730,000
10,745,000	USF Financing Corp Florida COP (College of Medicine Facilities Lease Program) Ser. 06-A-2	0.550	07/01/36	10,745,000
				97,660,000
	Local Housing Revenue—0.6%
3,100,000	Massachusetts State Housing Finance Agency Rev. Ser. 03F FSA	0.300	12/01/37	3,100,000
2,800,000	New Hampshire State Housing Financing Auth. Multifamily Rev. (Ref. EQR Board Partnership Project) Ser. 96	0.200	09/15/26	2,800,000
				5,900,000
	Miscellaneous Revenue—11.2%
500,000	Baltimore Maryland Industrial Development Auth. (Baltimore Capital Acquisition) Ser. 86	0.370	08/01/16	500,000
6,000,000	California State Sub-Ser. 05A-1	0.160	05/01/40	6,000,000
20,000,000	California State Sub-Ser. 05B-5	0.800	05/01/40	20,000,000
4,870,000	Clarksville Tennessee Public Building Auth. Rev. (Pooled Financing Tennessee Municipal Bond Fund) Ser. 99	0.260	06/01/29	4,870,000
4,000,000	Connecticut State Special Tax Obligation Rev. (Second Lien) Transportation Infrastructure Purposes Ser. 90-1 FSA	0.320	12/01/10	4,000,000
15,000,000	Delaware Valley Regional Finance Auth. Local Government Rev. Ser. 85C	0.350	12/01/20	15,000,000
11,500,000	Delaware Valley Regional Finance Auth. Local Government Rev. Ser. 86-1	0.350	08/01/16	11,500,000
10,000,000	Illinois State Ser. 03B	3.000	10/01/33	10,000,000
23,500,000	Maryland State Health & Higher Educational Facilities Auth. Rev. (Carnegie Institution Issue) Ser. 02	0.550	10/01/37	23,500,000
10,000,000	Massachusetts Bay Transportation Auth. (General Transportation System) Ser. 00	0.300	03/01/30	10,000,000
4,700,000	Massachusetts State Ref. Ser. 98A	0.210	09/01/16	4,700,000
2,500,000	Mississippi Development Bank (Mississippi Convention Center Ref. Project) Ser. 08	1.200	11/01/28	2,500,000
1,900,000	Montgomery County Tennessee Public Building Auth. Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser. 95	0.260	03/01/25	1,900,000
500,000	North Carolina State Public Improvements Ser. 02D	0.260	05/01/21	500,000
5,165,000	Southern California Public Power Auth. Transmission Project Rev. (Southern Transmission Project) Ser. 01-A FSA	0.300	07/01/21	5,165,000
				120,135,000
	Miscellaneous Taxes—1.1%
12,000,000	New York State Local Government Assistance Corp. Ref. Sub-Lien Ser. 03-4V FSA	0.300	04/01/22	12,000,000
	Multiple Utility Revenue—1.8%
19,350,000	Colorado Springs Colorado Utilities Rev. (Sub-Lien Improvement) Ser. 06B	0.400	11/01/36	19,350,000
	Port, Airport & Marina Revenue—3.8%
5,000,000	Atlanta Georgia Airport Rev. Ref. General Ser. 03RF-B-2 NATL RE	2.260	01/01/30	5,000,000
5,000,000	Atlanta Georgia Airport Rev. Ref. General Ser. 03RF-B-3 NATL RE	2.260	01/01/30	5,000,000
5,000,000	Atlanta Georgia Airport Rev. Ref. General Ser. 03RF-C-2 NATL RE	2.260	01/01/30	5,000,000
17,210,000	Atlanta Georgia Airport Rev. Ref. General Ser. 03RF-C-3 NATL RE	2.260	01/01/30	17,210,000
4,085,000	Metropolitan Washington DC Airport Auth. System Sub-Ser. 09-A-1	0.400	10/01/39	4,085,000
4,500,000	Metropolitan Washington DC Airport Auth. System Sub-Ser. 09A-2	0.400	10/01/39	4,500,000
				40,795,000

See Notes to Financial Statements.

55

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio

October 31, 2009

Principal Amount		Interest Rate (!)	Maturity Date	Value
	Municipal Bonds (#) (Continued)
	Sales Tax Revenue—1.5%
$10,765,000	Los Angeles County California Metropolitan Transportation Auth. Sales Tax Rev. (Proposition A First Tier Senior) Ser. 08-A4	0.250%	07/01/31	$10,765,000
2,100,000	Metropolitan Atlanta Rapid Transit Auth. Georgia Sales Tax Rev. Ser. 00B	0.370	07/01/25	2,100,000
2,300,000	New York State Local Assistance Corp. Ser. 94B	0.220	04/01/23	2,300,000
700,000	State of California Economic Recovery Ser. 04-C-15 FSA	0.600	07/01/23	700,000
				15,865,000
	Tax Increment Revenue—0.2%
2,490,000	Denver Colorado Urban Renewal Auth. Tax Increment Rev. Ref. (South Broadway Urban Renewal Project) Ser. 02	3.000	12/01/15	2,490,000
	Transit Revenue—1.8%
500,000	Bi-State Development Agency Missouri-Illinois Metropolitan District Rev. (Metrolink Project) Ser. 05A	0.190	10/01/35	500,000
900,000	California Transit Finance Auth. Ser. 97 FSA	0.450	10/01/27	900,000
3,050,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund Ser. 02-B FSA	0.300	11/01/22	3,050,000
15,000,000	Metropolitan Transportation Auth. New York Rev. Ref. Ser. 02D-1 FSA	0.300	11/01/29	15,000,000
				19,450,000
	Water Revenue—8.3%
1,800,000	California State Department of Water Resources Power Supply Rev. Sub-Ser. 05G-3 FSA	0.300	05/01/16	1,800,000
6,070,000	California State Department Water Resource Power Supply Rev. Sub-Ser. 05G-5 FSA	0.250	05/01/16	6,070,000
4,700,000	Charleston South Carolina Waterworks & Sewer Rev. (Capital Improvement) Ser. 06B	0.260	01/01/35	4,700,000
15,000,000	Forsyth County Georgia Water & Sewage Auth. Rev. Ser. 05B	0.250	04/01/35	15,000,000
1,100,000	Gwinnett County Water & Sewage Auth. Rev. Ser. 04B	0.210	08/01/25	1,100,000
5,800,000	Houston Texas Utilities System Rev. Ref. (1st Lien Remarketed) Ser. 04B-1	0.200	05/15/34	5,800,000
17,600,000	Irvine Ranch California Water District COP Ref. (Irvine Ranch Water District) Ser. 08	0.250	03/01/32	17,600,000
5,000,000	Massachusetts State Water Resource Auth. Subordinated General Rev. Ref. Ser. 08A	0.280	08/01/37	5,000,000
2,000,000	Metropolitan Water District Southern California Rev. Ser. 00B-2	0.170	07/01/35	2,000,000
8,000,000	Metropolitan Water District Southern California Waterworks Rev. Ref. Ser. 08A-2	0.250	07/01/37	8,000,000
3,825,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ref. Ser. 03 FSA	0.290	06/15/23	3,825,000
18,300,000	Pittsburgh Pennsylvania Water & Sewer System Auth. Rev. (First Lien) Ser. 07B-1 FSA	0.250	09/01/33	18,300,000
				89,195,000
	Total Investments (Cost $1,066,056,900)—99.6%			1,066,060,000
	Other assets less liabilities—0.4%			3,819,050
	Net Assets—100.0%			$1,069,879,050

Auth.  – Authority
COP  – Certificate of Participation
RAC  – Revenue Anticipation Certificates
Ref.  – Refunding Bonds
Rev.  – Revenue

See Notes to Financial Statements.

56

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio

October 31, 2009

Glossary of Terms:
Ser.  – Series
AGC  – Assured Guaranty Corp.
FSA  – Financial Security Assurance, Inc.
NATL RE  – National Public Finance Guarantee Corp.

(#)  Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.

(!)  Variable rate coupon. Stated interest rate was in effect at October 31, 2009.

This table, as of October 31, 2009, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Financial Security Assurance, Inc.	24.9%
National Public Finance Guarantee Corp.	7.3

See Notes to Financial Statements.

57

Statements of Assets and Liabilities

October 31, 2009

	PowerShares 1-30 Laddered Treasury Portfolio	PowerShares Emerging Markets Sovereign Debt Portfolio	PowerShares High Yield Corporate Bond Portfolio	PowerShares Insured California Municipal Bond Portfolio
ASSETS:
Unaffiliated investments at value	$65,644,290	$413,768,669	$168,290,064	$31,392,535
Affiliated investments at value (Note 4)	—	—	—	—
Cash	—	—	—	—
Receivables:
Interest and dividends	709,801	7,909,891	4,970,445	421,980
Shares sold	—	—	—	—
Investments sold	—	282,250	—	—
Total Assets	66,354,091	421,960,810	173,260,509	31,814,515
LIABILITIES:
Due to custodian	159,720	1,915,212	1,253,302	78,981
Payables:
Investments purchased	—	—	—	—
Accrued unitary management fees	14,086	168,817	71,088	7,827
Accrued expenses	—	—	—	612
Total Liabilities	173,806	2,084,029	1,324,390	87,420
NET ASSETS	$66,180,285	$419,876,781	$171,936,119	$31,727,095
NET ASSETS CONSIST OF:
Shares of beneficial interest	$66,647,182	$400,291,119	$160,625,880	$31,471,593
Undistributed net investment income	—	—	356,642	4,321
Accumulated net realized (loss) on investments	(93,012)	(1,770,048)	(3,360,921)	—
Net unrealized appreciation (depreciation) on investments	(373,885)	21,355,710	14,314,518	251,181
Net Assets	$66,180,285	$419,876,781	$171,936,119	$31,727,095
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,400,000	16,400,000	9,800,000	1,350,000
Net asset value	$27.58	$25.60	$17.54	$23.50
Share price	$27.59	$25.89	$17.51	$23.48
Unaffiliated investments at cost	$66,018,175	$392,412,959	$153,975,546	$31,141,354
Affiliated investments at cost	$—	$—	$—	$—

See Notes to Financial Statements.

58

	PowerShares Insured National Municipal Bond Portfolio	PowerShares Insured New York Municipal Bond Portfolio	PowerShares Preferred Portfolio	PowerShares VRDO Tax-Free Weekly Portfolio
ASSETS:
Unaffiliated investments at value	$438,351,923	$33,410,854	$669,192,025	$1,066,060,000
Affiliated investments at value (Note 4)	—	—	104,413,755	—
Cash	13,780,057	—	—	—
Receivables:
Interest and dividends	6,201,316	538,371	1,317,972	1,064,831
Shares sold	2,362,277	—	—	—
Investments sold	—	—	—	10,604,161
Total Assets	460,695,573	33,949,225	774,923,752	1,077,728,992
LIABILITIES:
Due to custodian	—	680,172	4,672,445	6,530,075
Payables:
Investments purchased	14,304,623	—	—	1,100,469
Accrued unitary management fees	102,686	8,189	326,599	218,786
Accrued expenses	612	612	—	612
Total Liabilities	14,407,921	688,973	4,999,044	7,849,942
NET ASSETS	$446,287,652	$33,260,252	$769,924,708	$1,069,879,050
NET ASSETS CONSIST OF:
Shares of beneficial interest	$431,230,748	$32,698,692	$756,181,920	$1,069,875,950
Undistributed net investment income	—	—	—	—
Accumulated net realized (loss) on investments	(2,783,403)	(269,700)	(74,353,397)	—
Net unrealized appreciation (depreciation) on investments	17,840,307	831,260	88,096,185	3,100
Net Assets	$446,287,652	$33,260,252	$769,924,708	$1,069,879,050
Shares outstanding (unlimited amount authorized, $0.01 par value)	18,900,000	1,450,000	59,200,000	42,800,000
Net asset value	$23.61	$22.94	$13.01	$25.00
Share price	$23.56	$22.92	$13.06	$25.00
Unaffiliated investments at cost	$420,511,616	$32,579,594	$587,392,086	$1,066,056,900
Affiliated investments at cost	$—	$—	$98,117,509	$—

59

Statements of Operations

Year Ended October 31, 2009

	PowerShares 1-30 Laddered Treasury Portfolio	PowerShares Emerging Markets Sovereign Debt Portfolio	PowerShares High Yield Corporate Bond Portfolio	PowerShares Insured California Municipal Bond Portfolio
INVESTMENT INCOME:
Interest income	$2,725,068	$12,908,086	$9,375,883	$1,219,798
Unaffiliated dividend income	—	—	—	—
Affiliated dividend income	—	—	—	—
Foreign withholding tax	—	—	—	—
Total Income	2,725,068	12,908,086	9,375,883	1,219,798
EXPENSES:
Unitary management fees	196,408	872,812	449,232	85,583
Other expenses	—	—	1,593	612
Total Expenses	196,408	872,812	450,825	86,195
Unitary management fees waivers	—	—	—	(17,117)
Net Expenses	196,408	872,812	450,825	69,078
Net Investment Income	2,528,660	12,035,274	8,925,058	1,150,720
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(84,372)	(1,305,330)	(2,487,261)	124,665
In-kind redemption	2,742,153	3,258,710	107,836	—
Foreign currency related transactions	—	—	2	—
Net realized gain (loss)	2,657,781	1,953,380	(2,379,423)	124,665
Net change in unrealized appreciation (depreciation) on:
Investments	370,625	48,878,387	19,710,338	2,386,895
Net realized and unrealized gain on investments	3,028,406	50,831,767	17,330,915	2,511,560
Net increase in net assets resulting from operations	$5,557,066	$62,867,041	$26,255,973	$3,662,280

See Notes to Financial Statements.

60

	PowerShares Insured National Municipal Bond Portfolio	PowerShares Insured New York Municipal Bond Portfolio	PowerShares Preferred Portfolio	PowerShares VRDO Tax-Free Weekly Portfolio
INVESTMENT INCOME:
Interest income	$15,815,059	$1,415,931	$—	$7,355,719
Unaffiliated dividend income	—	—	34,148,407	—
Affiliated dividend income	—	—	4,090,075	—
Foreign withholding tax	—	—	(6,314)	—
Total Income	15,815,059	1,415,931	38,232,168	7,355,719
EXPENSES:
Unitary management fees	1,053,914	98,503	2,182,329	1,235,531
Other expenses	612	612	—	612
Total Expenses	1,054,526	99,115	2,182,329	1,236,143
Unitary management fees waivers	(210,783)	(19,701)	—	—
Net Expenses	843,743	79,414	2,182,329	1,236,143
Net Investment Income	14,971,316	1,336,517	36,049,839	6,119,576
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(194,593)	(125,849)	(46,909,251)	3,700
In-kind redemption	—	—	5,649,862	—
Foreign currency related transactions	—	—	—	—
Net realized gain (loss)	(194,593)	(125,849)	(41,259,389)	3,700
Net change in unrealized appreciation (depreciation) on:
Investments	34,481,349	2,725,223	108,348,535	(3,700)
Net realized and unrealized gain on investments	34,286,756	2,599,374	67,089,146	—
Net increase in net assets resulting from operations	$49,258,072	$3,935,891	$103,138,985	$6,119,576

61

Statements of Changes in Net Assets

	PowerShares 1-30 Laddered Treasury Portfolio		PowerShares Emerging Markets Sovereign Debt Portfolio		PowerShares High Yield Corporate Bond Portfolio
	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2009	For the Period November 13, 2007* Through October 31, 2008
OPERATIONS:
Net investment income	$2,528,660	$1,306,737	$12,035,274	$4,551,876	$8,925,058	$861,570
Net realized gain (loss) on investments	2,657,781	381,622	1,953,380	(4,911,415)	(2,379,423)	(873,660)
Net change in unrealized appreciation (depreciation) on investments	370,625	(965,583)	48,878,387	(27,680,495)	19,710,338	(5,395,820)
Net increase (decrease) in net assets resulting from operations	5,557,066	722,776	62,867,041	(28,040,034)	26,255,973	(5,407,910)
Undistributed net investment income (loss) included in the price of units issued and redeemed	17,177	(46,670)	(336,393)	(107,981)	380,918	(11,171)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,528,660)	(1,343,748)	(12,035,274)	(4,580,181)	(8,604,082)	(827,498)
Tax-exempt income	—	—	—	—	—	—
Return of capital	(195,041)	(16,946)	(162,307)	(16,897)	—	—
Total distributions to shareholders	(2,723,701)	(1,360,694)	(12,197,581)	(4,597,078)	(8,604,082)	(827,498)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	46,292,073	64,361,064	356,703,417	121,066,844	141,355,542	21,963,736
Value of shares repurchased	(46,091,977)	(15,960,658)	(56,221,000)	(35,256,909)	(2,799,642)	—
Net income equalization	(17,177)	46,670	336,393	107,981	(380,918)	11,171
Net increase in net assets resulting from shares transactions	182,919	48,447,076	300,818,810	85,917,916	138,174,982	21,974,907
Increase in Net Assets	3,033,461	47,762,488	351,151,877	53,172,823	156,207,791	15,728,328
NET ASSETS:
Beginning of period	63,146,824	15,384,336	68,724,904	15,552,081	15,728,328	—
End of period	$66,180,285	$63,146,824	$419,876,781	$68,724,904	$171,936,119	$15,728,328
Undistributed net investment income at end of period	$—	$—	$—	$—	$356,642	$34,072
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,650,000	2,400,000	14,900,000	4,800,000	9,000,000	1,000,000
Shares repurchased	(1,650,000)	(600,000)	(2,300,000)	(1,600,000)	(200,000)	—
Shares outstanding, beginning of period	2,400,000	600,000	3,800,000	600,000	1,000,000	—
Shares outstanding, end of period	2,400,000	2,400,000	16,400,000	3,800,000	9,800,000	1,000,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

62

	PowerShares Insured California Municipal Bond Portfolio		PowerShares Insured National Municipal Bond Portfolio		PowerShares Insured New York Municipal Bond Portfolio
	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2009	Year Ended October 31, 2008
OPERATIONS:
Net investment income	$1,150,720	$612,332	$14,971,316	$4,424,193	$1,336,517	$611,730
Net realized gain (loss) on investments	124,665	(108,177)	(194,593)	(2,588,810)	(125,849)	(141,166)
Net change in unrealized appreciation (depreciation) on investments	2,386,895	(2,104,845)	34,481,349	(16,645,168)	2,725,223	(1,855,368)
Net increase (decrease) in net assets resulting from operations	3,662,280	(1,600,690)	49,258,072	(14,809,785)	3,935,891	(1,384,804)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(14,377)	(2,872)	(143,418)	(180,676)	(12,539)	(14,181)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(16,488)	—	(43,112)	(862)	(20,102)	(18)
Tax-exempt income	(1,152,894)	(632,660)	(14,988,559)	(4,429,286)	(1,340,091)	(638,609)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(1,169,382)	(632,660)	(15,031,671)	(4,430,148)	(1,360,193)	(638,627)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	17,912,120	13,731,378	254,950,156	196,853,094	17,109,821	11,127,034
Value of shares repurchased	(5,689,253)	(6,973,440)	(17,205,787)	(15,821,065)	(3,333,606)	(7,166,608)
Net income equalization	14,377	2,872	143,418	180,676	12,539	14,181
Net increase in net assets resulting from shares transactions	12,237,244	6,760,810	237,887,787	181,212,705	13,788,754	3,974,607
Increase in Net Assets	14,715,765	4,524,588	271,970,770	161,792,096	16,351,913	1,936,995
NET ASSETS:
Beginning of period	17,011,330	12,486,742	174,316,882	12,524,786	16,908,339	14,971,344
End of period	$31,727,095	$17,011,330	$446,287,652	$174,316,882	$33,260,252	$16,908,339
Undistributed net investment income at end of period	$4,321	$6,495	$—	$21,340	$—	$3,648
CHANGES IN SHARES OUTSTANDING:
Shares sold	800,000	600,000	11,400,000	8,500,000	800,000	500,000
Shares repurchased	(250,000)	(300,000)	(800,000)	(700,000)	(150,000)	(300,000)
Shares outstanding, beginning of period	800,000	500,000	8,300,000	500,000	800,000	600,000
Shares outstanding, end of period	1,350,000	800,000	18,900,000	8,300,000	1,450,000	800,000

63

Statements of Changes in Net Assets (Continued)

	PowerShares Preferred Portfolio		PowerShares VRDO Tax-Free Weekly Portfolio
	Year Ended October 31, 2009	For the Period January 28, 2008* Through October 31, 2008	Year Ended October 31, 2009	For the Period November 14, 2007* Through October 31, 2008
OPERATIONS:
Net investment income	$36,049,839	$5,298,183	$6,119,576	$2,345,891
Net realized gain (loss) on investments	(41,259,389)	(27,066,534)	3,700	—
Net change in unrealized appreciation (depreciation) on investments	108,348,535	(20,252,350)	(3,700)	6,800
Net increase (decrease) in net assets resulting from operations	103,138,985	(42,020,701)	6,119,576	2,352,691
Undistributed net investment income (loss) included in the price of units issued and redeemed	(2,022,797)	210,772	(892,970)	(126,833)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(36,047,209)	(5,252,766)	(321,862)	(4,330)
Tax-exempt income	—	—	(6,248,349)	(2,207,453)
Return of capital	(3,283,887)	(537,269)	—	—
Total distributions to shareholders	(39,331,096)	(5,790,035)	(6,570,211)	(2,211,783)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	533,346,165	265,487,449	927,659,313	147,545,998
Value of shares repurchased	(18,399,860)	(26,506,199)	—	(5,016,534)
Net income equalization	2,022,797	(210,772)	892,970	126,833
Net increase in net assets resulting from shares transactions	516,969,102	238,770,478	928,552,283	142,656,297
Increase in Net Assets	578,754,194	191,170,514	927,208,678	142,670,372
NET ASSETS:
Beginning of period	191,170,514	—	142,670,372	—
End of period	$769,924,708	$191,170,514	$1,069,879,050	$142,670,372
Undistributed net investment income at end of period	$—	$—	$—	$134,108
CHANGES IN SHARES OUTSTANDING:
Shares sold	45,250,000	17,400,000	37,100,000	5,900,000
Shares repurchased	(1,650,000)	(1,800,000)	—	(200,000)
Shares outstanding, beginning of period	15,600,000	—	5,700,000	—
Shares outstanding, end of period	59,200,000	15,600,000	42,800,000	5,700,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

64

Financial Highlights

PowerShares 1-30 Laddered Treasury Portfolio

	Year Ended October 31,			For the Period October 11, 2007* Through
	2009	2008		October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.31	$25.64		$25.21
Net investment income**	0.92	0.99		0.07
Net realized and unrealized gain on investments	1.33	0.79		0.36
Total from investment operations	2.25	1.78		0.43
Distribution to shareholders from:
Net investment income	(0.91)	(1.10)		—
Return of capital	(0.07)	(0.01)		—
Total distributions	(0.98)	(1.11)		—
Net asset value at end of period	$27.58	$26.31		$25.64
Share price at end of period***	$27.59	$26.36
NET ASSET VALUE TOTAL RETURN****	8.55%	7.00%		1.71%
SHARE PRICE TOTAL RETURN****	8.38%	6.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$66,180	$63,147		$15,384
Ratio to average net assets of:
Expenses	0.25%	0.25%		0.25	%†
Net investment income	3.22%	3.79%		4.55	%†
Portfolio turnover rate ††	1%	0	%(a)	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$(0.04)		$0.01

PowerShares Emerging Markets Sovereign Debt Portfolio

	Year Ended October 31,		For the Period October 11, 2007* Through
	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.09	$25.92	$25.50
Net investment income**	1.58	1.47	0.07
Net realized and unrealized gain (loss) on investments	7.52	(7.81)	0.35
Total from investment operations	9.10	(6.34)	0.42
Distribution to shareholders from:
Net investment income	(1.57)	(1.48)	—
Return of capital	(0.02)	(0.01)	—
Total distributions	(1.59)	(1.49)	—
Net asset value at end of period	$25.60	$18.09	$25.92
Share price at end of period***	$25.89	$16.69
NET ASSET VALUE TOTAL RETURN****	52.11%	(25.83)%	1.65%
SHARE PRICE TOTAL RETURN****	66.52%	(32.26)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$419,877	$68,725	$15,552
Ratio to average net assets of:
Expenses	0.50%	0.50%	0.50	%†
Net investment income	6.89%	5.85%	4.91	%†
Portfolio turnover rate ††	13%	48%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.04)	$(0.04)	$0.03

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than 1%.

See Notes to Financial Statements.

65

Financial Highlights (Continued)

PowerShares High Yield Corporate Bond Portfolio

	Year Ended October 31, 2009	For the Period November 13, 2007* Through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.73	$24.84
Net investment income**	1.61	1.78
Net realized and unrealized gain (loss) on investments	1.81	(9.04)
Total from investment operations	3.42	(7.26)
Distribution to shareholders from:
Net investment income	(1.61)	(1.85)
Net asset value at end of period	$17.54	$15.73
Share price at end of period***	$17.51	$16.10
NET ASSET VALUE TOTAL RETURN****	23.73%	(31.14	)%(a)
SHARE PRICE TOTAL RETURN****	20.39%	(29.63	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$171,936	$15,728
Ratio to average net assets of:
Expenses	0.50%	0.50	%†
Net investment income	9.93%	9.35	%†
Portfolio turnover rate ††	68%	92%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.07	$(0.02)

PowerShares Insured California Municipal Bond Portfolio

	Year Ended October 31,		For the Period October 11, 2007* Through
	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.26	$24.97	$24.90
Net investment income**	1.06	1.03	0.06
Net realized and unrealized gain (loss) on investments	2.26	(3.64)	0.01
Total from investment operations	3.32	(2.61)	0.07
Distribution to shareholders from:
Net investment income	(0.02)	—	—
Tax-exempt income	(1.06)	(1.10)	—
Total distributions	(1.08)	(1.10)	—
Net asset value at end of period	$23.50	$21.26	$24.97
Share price at end of period***	$23.48	$21.18
NET ASSET VALUE TOTAL RETURN****	16.06%	(10.82)%	0.28%
SHARE PRICE TOTAL RETURN****	16.38%	(11.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$31,727	$17,011	$12,487
Ratio to average net assets of:
Expenses, after Waivers	0.28%	0.28%	0.28	%†
Expenses, prior to Waivers	0.35%	0.35%	0.35	%†
Net investment income, after Waivers	4.71%	4.42%	3.90	%†
Portfolio turnover rate ††	34%	20%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.01)	$0.00	(b)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (November 15, 2007, first day trading on the exchange) to October 31, 2008 was (30.64)%. The share price total return from Fund Inception to October 31, 2008 was (30.45)%.

(b)  Amount represents less than $0.005.

See Notes to Financial Statements.

66

Financial Highlights (Continued)

PowerShares Insured National Municipal Bond Portfolio

	Year Ended October 31,				For the Period October 11, 2007* Through
	2009		2008		October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.00		$25.05		$24.92
Net investment income**	1.12		1.05		0.06
Net realized and unrealized gain (loss) on investments	2.60		(3.98)		0.07
Total from investment operations	3.72		(2.93)		0.13
Distribution to shareholders from:
Net investment income	(0.00	)(a)	(0.00	)(a)	—
Tax-exempt income	(1.11)		(1.12)		—
Total distributions	(1.11)		(1.12)		—
Net asset value at end of period	$23.61		$21.00		$25.05
Share price at end of period***	$23.56		$21.29
NET ASSET VALUE TOTAL RETURN****	18.22%		(12.13)%		0.52%
SHARE PRICE TOTAL RETURN****	16.35%		(10.64)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$446,288		$174,317		$12,525
Ratio to average net assets of:
Expenses, after Waivers	0.28%		0.28%		0.28	%†
Expenses, prior to Waivers	0.35%		0.35%		0.35	%†
Net investment income, after Waivers	4.97%		4.55%		3.96	%†
Portfolio turnover rate ††	25%		63%		0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)		$(0.04)		$0.00	(a)

PowerShares Insured New York Municipal Bond Portfolio

	Year Ended October 31,			For the Period October 11, 2007* Through
	2009	2008		October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.14	$24.95		$24.84
Net investment income**	1.06	1.02		0.05
Net realized and unrealized gain (loss) on investments	1.80	(3.72)		0.06
Total from investment operations	2.86	(2.70)		0.11
Distribution to shareholders from:
Net investment income	(0.02)	(0.00	)(a)	—
Tax-exempt income	(1.04)	(1.11)		—
Total distributions	(1.06)	(1.11)		—
Net asset value at end of period	$22.94	$21.14		$24.95
Share price at end of period***	$22.92	$21.27
NET ASSET VALUE TOTAL RETURN****	13.92%	(11.22)%		0.44%
SHARE PRICE TOTAL RETURN****	13.13%	(10.74)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$33,260	$16,908		$14,971
Ratio to average net assets of:
Expenses, after Waivers	0.28%	0.28%		0.28	%†
Expenses, prior to Waivers	0.35%	0.35%		0.35	%†
Net investment income, after Waivers	4.75%	4.38%		3.83	%†
Portfolio turnover rate ††	10%	34%		0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.02)		$0.00	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

67

Financial Highlights (Continued)

PowerShares Preferred Portfolio

	Year Ended October 31, 2009	For the Period January 28, 2008* Through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$12.25	$20.06
Net investment income**	0.98	0.85
Net realized and unrealized gain (loss) on investments	0.89	(7.66)
Total from investment operations	1.87	(6.81)
Distribution to shareholders from:
Net investment income	(1.02)	(0.91)
Return of capital	(0.09)	(0.09)
Total distributions	(1.11)	(1.00)
Net asset value at end of period	$13.01	$12.25
Share price at end of period***	$13.06	$12.62
NET ASSET VALUE TOTAL RETURN****	17.02%	(35.04	)%(a)
SHARE PRICE TOTAL RETURN****	13.88%	(33.14	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$769,925	$191,171
Ratio to average net assets of:
Expenses	0.50%	0.50	%†
Net investment income	8.26%	7.74	%†
Portfolio turnover rate ††	34%	52%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.06)	$0.03

PowerShares VRDO Tax Free Weekly Portfolio

	Year Ended October 31, 2009	For the Period November 14, 2007* Through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.03	$25.03
Net investment income**	0.30	0.84
Net realized and unrealized gain (loss) on investments	0.09	(0.02)
Total from investment operations	0.39	0.82
Distribution to shareholders from:
Net investment income	(0.02)	(0.00	)(b)
Tax-exempt income	(0.40)	(0.82)
Total distributions	(0.42)	(0.82)
Net asset value at end of period	$25.00	$25.03
Share price at end of period***	$25.00	$25.05
NET ASSET VALUE TOTAL RETURN****	1.58%	3.33	%(c)
SHARE PRICE TOTAL RETURN****	1.49%	3.40	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,069,879	$142,670
Ratio to average net assets of:
Expenses	0.25%	0.25	%†
Net investment income	1.24%	3.71	%†
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.04)	$(0.05)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (January 31, 2008, first day trading on the exchange) to October 31, 2008 was (35.65)%. The share price total return from Fund Inception to October 31, 2008 was (34.67)%.

(b)  Amount represents less than $0.005.

(c)  The net asset value total return from Fund Inception (November 15, 2007, first day trading on the exchange) to October 31, 2008 was 3.33%. The share price total return from Fund Inception to October 31, 2008 was 3.40%.

See Notes to Financial Statements.

68

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of the period-end, the Trust offered thirty-two portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares 1-30 Laddered Treasury Portfolio	"1-30 Laddered Treasury Portfolio"

PowerShares Emerging Markets Sovereign Debt Portfolio	"Emerging Markets Sovereign Debt Portfolio"

PowerShares High Yield Corporate Bond Portfolio	"High Yield Corporate Bond Portfolio"

PowerShares Insured California Municipal Bond Portfolio	"Insured California Municipal Bond Portfolio"

PowerShares Insured National Municipal Bond Portfolio	"Insured National Municipal Bond Portfolio"

PowerShares Insured New York Municipal Bond Portfolio	"Insured New York Municipal Bond Portfolio"

PowerShares Preferred Portfolio	"Preferred Portfolio"

PowerShares VRDO Tax-Free Weekly Portfolio	"VRDO Tax-Free Weekly Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Creation Units of the Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio and Insured New York Municipal Bond Portfolio generally are issued in exchange for cash and redeemed principally in-kind. Except when aggregated in Creation Units, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before fees and expenses) of the following indices (each, an "Underlying Index"):

Fund	Index
1-30 Laddered Treasury Portfolio	Ryan/Mergent 1-30 Year Treasury Laddered Index

Emerging Markets Sovereign Debt Portfolio	DB Emerging Market USD Liquid Balanced Index

High Yield Corporate Bond Portfolio	Wells Fargo® High Yield Bond Index

Insured California Municipal Bond Portfolio	The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index

Insured National Municipal Bond Portfolio	The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index

Insured New York Municipal Bond Portfolio	The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index

69

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

Fund	Index
Preferred Portfolio	The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index

VRDO Tax-Free Weekly Portfolio	Thomson Municipal Market Data VRDO Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using

70

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

A Fund may invest a large percentage of its assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities; conditions in those sectors can affect the overall municipal securities market and the Fund. The Funds that invest primarily in one state will have greater exposure to adverse economic and political changes in that state.

Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. High yield bonds may involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claim.

There are risks associated with investing in preferred securities. Preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities may also be subordinated to bonds or other debt instruments in an issuer's capital structure, subjecting them to a greater risk of non-payment than more senior securities.

71

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

With respect to each of Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio, Preferred Portfolio and VRDO Tax-Free Weekly Portfolio, the Adviser uses a "sampling" methodology in seeking to achieve the Fund's investment objective. Sampling involves the use of quantitative analysis to select securities from the Underlying Index to obtain a representative sample of securities that have, in the aggregate, investment characteristics similar to the Underlying Index universe, based on such factors as duration, maturity, credit quality, yield and coupon for fixed-income portfolios, or industry weightings, market capitalization and other financial characteristics of securities for equity portfolios. The Adviser generally expects the Fund to hold less than the total number of securities in the Underlying Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Fund's Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company investments.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses.

72

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser under which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
1-30 Laddered Treasury Portfolio	0.25%
Emerging Markets Sovereign Debt Portfolio	0.50%
High Yield Corporate Bond Portfolio	0.50%
Insured California Municipal Bond Portfolio	0.35%*
Insured National Municipal Bond Portfolio	0.35%*
Insured New York Municipal Bond Portfolio	0.35%*
Preferred Portfolio	0.50%
VRDO Tax-Free Weekly Portfolio	0.25%

* The Adviser has agreed to waive a portion of its unitary management fee. After giving effect to such waiver, the Fund's net unitary management fee is 0.28% of its average daily net assets. The Adviser may amend or terminate this agreement at any time.

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares.

73

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensor
1-30 Laddered Treasury Portfolio	Mergent, Inc.

Emerging Markets Sovereign Debt Portfolio	Deutsche Bank Securities, Inc.

High Yield Corporate Bond Portfolio	Wells Fargo Securities, LLC

Insured California Municipal Bond Portfolio	Merrill Lynch

Insured National Municipal Bond Portfolio	Merrill Lynch

Insured New York Municipal Bond Portfolio	Merrill Lynch

Preferred Portfolio	Merrill Lynch

VRDO Tax-Free Weekly Portfolio	Thomson Financial LLC

The Underlying Index name trademarks are owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Adviser is required to pay the licensing fees on behalf of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The 1940 Act defines "affiliate" to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the year ended October 31, 2009.

Preferred Portfolio

	Value 10/31/08	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 10/31/09	Dividend Income
Alabama Power Co., 5.88%, Series 07-B	$3,436,280	$17,244,228	$(935,590)	$99,460	$63,833	$19,908,211	$631,417
JPMorgan Chase Capital X, 7.00%	14,685,965	41,854,914	(5,475,419)	4,454,316	157,844	55,677,620	2,261,202
Public Storage, 7.25%, Series I	4,865,509	23,032,220	(1,525,031)	2,456,014	(788)	28,827,924	1,197,456
Total Investments in Affiliates	22,987,754	82,131,362	(7,936,040)	7,009,790	220,889	104,413,755	4,090,075

Note 5. Additional Valuation Information

Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation

74

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
1-30 Laddered Treasury Portfolio
U.S. Treasury Securities	$—	$65,101,191	$—	$65,101,191
Money Market Fund	543,099	—	—	543,099
Total Investments	543,099	65,101,191	—	65,644,290
Emerging Markets Sovereign Debt Portfolio
Foreign Government Debt Securities	—	411,731,773	—	411,731,773
Money Market Fund	2,036,896	—	—	2,036,896
Total Investments	2,036,896	411,731,773	—	413,768,669
High Yield Corporate Bond Portfolio
Corporate Debt Securities	—	166,686,067	—	166,686,067
Money Market Fund	1,603,997	—	—	1,603,997
Total Investments	1,603,997	166,686,067	—	168,290,064
Insured California Municipal Bond Portfolio
Municipal Obligations	—	31,392,535	—	31,392,535
Insured National Municipal Bond Portfolio
Municipal Obligations	—	438,351,923	—	438,351,923
Insured New York Municipal Bond Portfolio
Municipal Obligations	—	33,410,854	—	33,410,854
Preferred Portfolio
Equity Securities	754,742,128	13,397,161	—	768,139,289
Money Market Fund	5,466,491	—	—	5,466,491
Total Investments	760,208,619	13,397,161	—	773,605,780
VRDO Tax-Free Weekly Portfolio
Municipal Obligations	—	1,066,060,000	—	1,066,060,000

75

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

Note 6. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended October 31, 2009 and 2008:

	2009			2008
	Ordinary Income	Return of Capital	Tax-Exempt Income	Ordinary Income	Return of Capital	Tax-Exempt Income
1-30 Laddered Treasury Portfolio	$2,528,660	$195,041	$—	$1,343,748	$16,946	$—
Emerging Markets Sovereign Debt Portfolio	12,035,274	162,307	—	4,580,181	16,897	—
High Yield Corporate Bond Portfolio	8,604,082	—	—	827,498	—	—
Insured California Municipal Bond Portfolio	16,488	—	1,152,894	—	—	632,660
Insured National Municipal Bond Portfolio	43,112	—	14,988,559	862	—	4,429,286
Insured New York Municipal Bond Portfolio	20,102	—	1,340,091	18	—	638,609
Preferred Portfolio	36,047,209	3,283,887	—	5,252,766	537,269	—
VRDO Tax-Free Weekly Portfolio	321,862	—	6,248,349	4,330	—	2,207,453

Tax Components of Net Assets at Year-End:

	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
1-30 Laddered Treasury Portfolio	$—	$(414,833)	$(52,064)	$66,647,182	$66,180,285
Emerging Markets Sovereign Debt Portfolio	—	20,675,160	(1,089,498)	400,291,119	419,876,781
High Yield Corporate Bond Portfolio	356,642	14,147,122	(3,193,525)	160,625,880	171,936,119
Insured California Municipal Bond Portfolio	4,321	251,181	—	31,471,593	31,727,095
Insured National Municipal Bond Portfolio	—	17,828,597	(2,771,693)	431,230,748	446,287,652
Insured New York Municipal Bond Portfolio	—	831,260	(269,700)	32,698,692	33,260,252
Preferred Portfolio	—	84,446,342	(70,703,554)	756,181,920	769,924,708
VRDO Tax-Free Weekly Portfolio	—	3,100	—	1,069,875,950	1,069,879,050

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds have capital loss carryforward amounts as of October 31, 2009, which expire on October 31 of each year listed below:

	2016	2017	Total*
1-30 Laddered Treasury Portfolio	$841	$51,223	$52,064
Emerging Markets Sovereign Debt Portfolio	531,185	558,313	1,089,498
High Yield Corporate Bond Portfolio	873,660	2,319,865	3,193,525
Insured California Municipal Bond Portfolio**	—	—	—
Insured National Municipal Bond Portfolio	2,588,810	182,883	2,771,693
Insured New York Municipal Bond Portfolio	141,166	128,534	269,700
Preferred Portfolio	22,535,990	48,167,564	70,703,554
VRDO Tax-Free Weekly Portfolio	—	—	—

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

** The Fund utilized $108,177 of capital loss carryforward during the fiscal year ended October 31, 2009.

76

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

Note 7. Investment Transactions

For the year ended October 31, 2009, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Emerging Markets Sovereign Debt Portfolio	$23,466,310	$22,176,804
High Yield Corporate Bond Portfolio	91,175,081	59,081,677
Insured California Municipal Bond Portfolio	21,543,930	8,192,005
Insured National Municipal Bond Portfolio	303,403,658	74,587,764
Insured New York Municipal Bond Portfolio	17,673,830	2,653,742
Preferred Portfolio	148,236,743	149,600,517
VRDO Tax-Free Weekly Portfolio	—	—

For the year ended October 31, 2009, the cost of securities purchased and the proceeds from sales of U.S. government securities, excluding short-term securities, money market funds and in-kind transactions, for the 1-30 Laddered Treasury Portfolio amounted to $1,280,302 and $877,591, respectively.

For the year ended October 31, 2009, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
1-30 Laddered Treasury Portfolio	$42,900,199	$41,957,019
Emerging Markets Sovereign Debt Portfolio	341,224,793	48,953,418
High Yield Corporate Bond Portfolio	104,587,132	2,723,312
Insured California Municipal Bond Portfolio	—	—
Insured National Municipal Bond Portfolio	—	—
Insured New York Municipal Bond Portfolio	—	—
Preferred Portfolio	529,631,452	18,396,666
VRDO Tax-Free Weekly Portfolio	—	—

Gains and losses on in-kind transactions are generally not considered taxable for Federal income tax purposes.

At October 31, 2009, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

77

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

	Cost*	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
1-30 Laddered Treasury Portfolio	$66,059,123	$(414,833)	$367,537	$(782,370)
Emerging Markets Sovereign Debt Portfolio	393,093,509	20,675,160	20,675,160	—
High Yield Corporate Bond Portfolio	154,142,942	14,147,122	14,408,273	(261,151)
Insured California Municipal Bond Portfolio	31,141,354	251,181	829,848	(578,667)
Insured National Municipal Bond Portfolio	420,523,326	17,828,597	20,077,193	(2,248,596)
Insured New York Municipal Bond Portfolio	32,579,594	831,260	1,369,353	(538,093)
Preferred Portfolio	689,159,438	84,446,342	84,622,336	(175,994)
VRDO Tax-Free Weekly Portfolio	1,066,056,900	3,100	3,100	—

* Cost of investments on a tax basis, includes the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

Note 8. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of investment activity, on October 31, 2009, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the year ended October 31, 2009, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
1-30 Laddered Treasury Portfolio	$177,864	$(2,740,877)	$2,563,013
Emerging Markets Sovereign Debt Portfolio	498,700	(3,162,051)	2,663,351
High Yield Corporate Bond Portfolio	(379,324)	(107,838)	487,162
Insured California Municipal Bond Portfolio	30,865	(16,488)	(14,377)
Insured National Municipal Bond Portfolio	182,433	—	(182,433)
Insured New York Municipal Bond Portfolio	32,567	(2,685)	(29,882)
Preferred Portfolio	5,304,054	(5,635,070)	331,016
VRDO Tax-Free Weekly Portfolio	1,209,497	(3,700)	(1,205,797)

Note 9. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. The Adviser, as a result of the unitary management fee, pays for such compensation. The "Interested" Trustee of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation

78

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2009

("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 10. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares (100,000 Shares for Emerging Markets Sovereign Debt Portfolio and High Yield Corporate Bond Portfolio). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 11. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

79

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust II:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust II, hereafter referred to as the "Trust") at October 31, 2009, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
December 23, 2009

80

Supplemental Information

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2009:

Federal Income Tax Information

	Qualified Dividend Income*	Corporate Dividend Received Deduction*	Tax Exempt Income*
1-30 Laddered Treasury Portfolio	0%	0%	0%
Emerging Markets Sovereign Debt Portfolio	0%	0%	0%
High Yield Corporate Bond Portfolio	0%	0%	0%
Insured California Municipal Bond Portfolio	0%	0%	99%
Insured National Municipal Bond Portfolio	0%	0%	100%
Insured New York Municipal Bond Portfolio	0%	0%	99%
Preferred Portfolio	50%	20%	0%
VRDO Tax-Free Weekly Portfolio	0%	0%	95%

  *  The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

81

Supplemental Information (Continued)

Trustees and Officers

The Independent Trustees, the Trustee who is affiliated with the Adviser (the "Management Trustee") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

The Trustees and officers information is current as of December 18, 2009.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Ronn R. Bagge (51) YQA Capital Management LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2007	YQA Capital Management, LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	101	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At December 18, 2009, the Fund Complex consisted of the Trust's 33 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

82

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Marc M. Kole (49) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Vice President of Finance and Accounting, Hope Network (social services) (November 2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (September 2005-April 2008); Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	101	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At December 18, 2009, the Fund Complex consisted of the Trust's 33 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

83

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Philip M. Nussbaum (47) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (November 2004-Present); formerly Managing Director, Communication Institute (May 2002-August 2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	101	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At December 18, 2009, the Fund Complex consisted of the Trust's 33 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

84

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Donald H. Wilson (49) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	President and Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (August 2007-April 2009); formerly Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (February 2006-August 2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995-February 2006)	101	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At December 18, 2009, the Fund Complex consisted of the Trust's 33 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

85

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Management Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Management Trustees	Other Directorships Held by Management Trustees
H. Bruce Bond (46) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2006	Managing Director, Invesco PowerShares Capital Management LLC (August 2002-Present); formerly Manager, Nuveen Investments (April 1998-August 2002)	101	None

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at 800.337.4246.

  *  This is the date the Management Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected. Each Officer serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At December 18, 2009, the Fund Complex consisted of the Trust's 33 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

86

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (35) Invesco Aim Management Group Inc. 11 Greenway Plaza Suite 100 Houston, Texas 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (January 2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (July 2002-December 2007)

Bruce T. Duncan (55) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer, Treasurer and Secretary	Chief Financial Officer and Treasurer Since 2007 Secretary Since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (43) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2007	General Counsel, Invesco PowerShares Capital Management LLC (September 2004-Present); Chief Compliance Officer, Invesco PowerShares Capital Management LLC (September 2004-April 2008)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves until his successor is elected.

87

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available on the Commission's website at www.sec.gov. The Trust's Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2009 Invesco PowerShares Capital Management LLC  P-PS-AR-9

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer.  This Code is filed as an exhibit to this report on Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has three “audit committee financial experts” serving on its audit committee: Mr. Marc M. Kole, Mr. Philip M. Nussbaum, and Mr. Donald H. Wilson. Each of these audit committee members is “independent,” meaning that he is not an “interested person” of the Registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in the capacity as a Board or committee member).

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”   Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.   Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers (“PWC”) billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

	Fees Billed by PWC for Services Rendered to the Registrant for fiscal year end 2009	Percentage of Services Approved for fiscal year end 2009 Pursuant to Waiver of Pre- Approval Requirement(1)	Fees Billed by PWC for Services Rendered to the Registrant for fiscal year end 2008	Percentage of Services Approved for fiscal year end 2008 Pursuant to Waiver of Pre- Approval Requirement(1)

Audit Fees	$648,200	N/A	$602,000	N/A
Audit-Related Fees(2)	$0	0%	$25,000	0%
Tax Fees(3)	$304,450	0%	$252,750	0%
All Other Fees	$0	0%	$0	0%
Total Fees	$952,650	0%	$879,750	0%

PWC billed the Registrant aggregate fees of $ 304,450 for the fiscal year ended 2009 and $277,750 for the fiscal year ended 2008, for non-audit services rendered to the Registrant.

(1)                                  For the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant during the fiscal year in which the services are provided; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.

(2)                                  Audit-Related Fees for the fiscal year ended October 31,  2008 included fees billed for reviewing certain registration statements.

(3)                                  Tax fees for the fiscal year ended October 31, 2009 includes fees billed for reviewing tax returns and for completing the final tax returns for the six liquidating portfolios. Tax fees for fiscal year ended October 31, 2008 includes fees billed for reviewing tax returns.

PWC did not bill any fees for non-audit services rendered to the Registrant’s investment adviser (not including any sub adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant for the fiscal years ended October 31, 2009 and October 31, 2008.

Audit Committee Pre Approval Policies and Procedures

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As Adopted by the Audit Committee of
the PowerShares Funds (the “Funds”)

June 26, 2009

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committee of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) is responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”).  As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting.  The SEC Rules also specify the types of services that an Auditor may not provide to its audit client.  The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”) or require the specific pre-approval of the Audit Committee (“specific pre-approval”).  As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committee before payment is made.  The Audit Committee will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committee will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee.  The term of any general pre-approval runs from the date of such pre-approval through June 30th of the following year, unless the Audit Committee considers a different period and states otherwise.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

Delegation

The Chairman of the Audit Committee (or, in his or her absence, any member of the Audit Committee) may grant specific pre-approval for non-prohibited services for engagements of less than $20,000.  All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

Audit Services

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements.  The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant either general or specific pre-approval of other Audit services, which are those services that only the independent auditor reasonably can provide.  Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committee may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; and assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations.  The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1.               Describe in writing to the Audit Committee, which writing may be in the form of the proposed engagement letter:

a.               The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.              Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.               Discuss with the Audit Committee the potential effects of the services on the independence of the Auditor; and

3.               Document the substance of its discussion with the Audit Committee.

All Other Auditor Services

The Audit Committee may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committee.  Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committee at the quarterly Audit Committee meeting and will require specific approval by the Audit Committee before payment is made.  The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

On an annual basis, the Auditor will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor.  The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered.  The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed at the next quarterly scheduled Audit Committee meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Funds’ Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the pre-approval policies and procedures and the SEC Rules.

Each request to provide Tax services under either the general or specific pre-approval of the Audit Committee will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service.  The Auditor will discuss with the Audit Committee the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures.  The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring.  Both the Funds’ Treasurer and management will immediately report to the Chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•                                         Bookkeeping or other services related to the accounting records or financial statements of the audit client

•                                         Financial information systems design and implementation

•                                         Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•                                         Actuarial services

•                                         Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•                                         Management functions

•                                         Human resources

•                                         Broker-dealer, investment adviser, or investment banking services

•                                         Legal services

•                                         Expert services unrelated to the audit

•                                         Any service or product provided for a contingent fee or a commission

•                                         Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

•                                         Tax services for persons in financial reporting oversight roles at the Fund

•                                         Any other service that the Public Company Oversight Board determines by regulation is impermissible.

PwC Matter

PwC advised the Registrant’s Audit Committee that PwC identified the following matter for consideration under the SEC’s auditor independence rules.

PwC became aware that certain aspects of investment advisory services provided by a PwC network member firm’s Wealth Advisory Practice to its clients (generally high net worth individuals not associated with the Registrant or its affiliates) were inconsistent with [Rule 2-01(c)(4)(viii) and (c)(5) of Regulation S-X]. The violations occurred as a result of professionals of the Wealth Advisory Practice making a single recommendation of a product of an affiliate of the Registrant’s investment adviser to its clients rather than also identifying one or more suitable alternatives for the Wealth Advisory Practice’s client to consider.  The Wealth Advisory Practice also received commissions from the affiliate of the Registrant’s investment adviser.  With respect to the affiliates of the Registrant’s investment adviser, there were 33 cases of single product recommendation and 20 cases of commissions received totaling approximately £7,000. These violations occurred over a two year period and ended in November 2007.  PwC represented that at no time did the Wealth Advisory Practice recommend products on behalf the affiliates of the Registrant’s investment adviser. Additionally, members of the audit engagement team were not aware of these violations or services; the advice provided was based on an understanding of the investment objectives of the clients of the Wealth Advisory Practice and not to promote the affiliates of the Registrant’s investment adviser, and the volume and nature of the violations were insignificant.  PwC derived no economic benefit from the commissions, since any commissions received were deducted from the time-based fees charged to the Wealth Advisory Practice client and created no incentive for PwC to recommend the investment.

PwC advised the Audit Committee that it believes its independence had not been adversely affected as it related to the audits of the Registrant by this matter.  In reaching this conclusion, PwC noted that during the time of its audits, the engagement team was not aware of the services provided and noted the insignificance of the services provided.  Based on the foregoing, PwC did not believe this matter affected PwC’s ability to act objectively and impartially and to issue a report on financial statements as the Registrant’s independent auditor, and believes that a reasonable investor with knowledge of all the facts would agree with this conclusion.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of the independent trustees. The Audit Committee members are Ronn R. Bagge, Marc M. Kole, Philip M. Nussbaum, and Donald H. Wilson.

Item 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)                              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

b)                             There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                    Code of Ethics.

(a)(2)                    Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b)                                 Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	January 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	January 4, 2010

By:	/s/ Bruce T. Duncan

Name:	Bruce T. Duncan
Title:	Treasurer

Date:	January 4, 2010